As filed with the Securities and Exchange Commission on April 28, 2010

Securities Act File No. 333-05173

Investment Company Act File No. 811-07651

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 55	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 56 (Check appropriate box or boxes)	☒

ING VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☒ On April 30, 2010 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING VARIABLE PORTFOLIOS, INC.

(“Registrant”)

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

•	Cover Sheet

•	Contents of Registration Statement

•	Explanatory Note

•	Registrant’s Adviser Class (“Class ADV”) shares’ Prospectus dated April 30, 2010

•	Registrant’s Class I shares’ Prospectus dated April 30, 2010

•	Registrant’s Class S shares’ Prospectus dated April 30, 2010

•	Registrant’s Service 2 Class (“Class S2”) shares’ Prospectus dated April 30, 2010

•	Registrant’s Variable Products Index Funds Class ADV shares’ Prospectus dated April 30, 2010

•	Registrant’s Variable Products Index Funds Class I shares’ Prospectus dated April 30, 2010

•	Registrant’s Variable Products Index Funds Class S shares’ Prospectus dated April 30, 2010

•	Registrant’s Variable Products Index Funds Class S2 shares’ Prospectus dated April 30, 2010

•	Registrant’s Class I shares’ Prospectus for ING U.S. Government Money Market Portfolio dated April 30, 2010

•	Registrant’s Class S shares’ Prospectus for ING U.S. Government Money Market Portfolio dated April 30, 2010

•	Registrant’s Class S2 shares’ Prospectus for ING U.S. Government Money Market Portfolio dated April 30, 2010

•	Statement of Additional Information for the Registrant’s Class ADV, Class I, Class S and Class S2 shares dated April 30, 2010

•	Statement of Additional Information for the Registrant’s Variable Products Index Funds Class ADV, Class I, Class S and Class S2 shares dated April 30, 2010

•	Statement of Additional Information for the Registrant’s Class I, Class S, and Class S2 shares of ING U.S. Government Money Market Portfolio dated April 30, 2010

•	Part C

•	Signature Page

Explanatory Note

This Post-Effective Amendment No. 55 to the Registration Statement (“Amendment”) on Form N-1A for ING Variable Portfolios, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the Registrant’s Adviser Class shares Prospectus, Class I shares Prospectus, Class S shares Prospectus, Service 2 Class shares Prospectus and the Adviser Class, Class I, Class S and Service 2 Class shares Statement of Additional Information, each dated April 30, 2010; the Registrant’s Adviser Class shares Prospectus, Class I shares Prospectus, Class S shares Prospectus, Service 2 Class shares Prospectus and the Adviser Class, Class I, Class S and Service 2 Class shares Statement of Additional Information, each dated April 30, 2010 for the ING Variable Products Index Funds; and to the Registrant’s Class I shares Prospectus, Class S shares Prospectus, Service 2 Class shares and the Class I, Class S and Service 2 Class shares Statement of Additional Information for the Registrant’s ING U.S. Government Money Market Portfolio each dated April 30, 2010.

Prospectus	April 30, 2010

  ING BlackRock Science and Technology Opportunities PortfolioADV/IGSAX
  ING Growth and Income PortfolioADV/IAVGX
  ING Intermediate Bond PortfolioADV/IIBPX
  ING Money Market PortfolioADV/XXXX
  ING Opportunistic LargeCap PortfolioADV/IOLPX
  ING Small Company PortfolioADV/IASCX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING BlackRock Science and Technology Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.57%
Waivers and Reimbursements[1]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.55%
1	The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$158	494	853	1,866

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification Standards. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single foreign country. The Portfolio may invest up to 25% of its assets in stocks of issuers in countries with emerging securities markets.

The Portfolio primarily buys common stocks but also can invest in preferred stocks and securities convertible into common and preferred stocks, initial public offerings (“IPOs”), and Rule 144A Securities. The Sub-Adviser will invest in U.S. and non-U.S. companies that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser, in an attempt to reduce portfolio risk, will diversify by investing in a number of different countries, including the United States. Some of the industries that are likely to be represented in the Portfolio’s portfolio holdings include: Application Software, IT Consulting & Services, Internet Software and Services, Networking Equipment, Telecom Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace & Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals, Healthcare Equipment & Supplies,
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Healthcare Distribution & Services, Healthcare Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials, Integrated Telecom Services, Alternative Carriers and Wireless Telecommunication Services.

The Portfolio may invest in derivative instruments including, among other things, foreign currency contracts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio generally will sell a stock when, in the Sub-Adviser’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that
ING BlackRock Science and Technology Opportunities Portfolio

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invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2001-2008) and Class ADV shares’ performance (2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 4th, 2001, 36.29% and Worst quarter: 3rd, 2001, (34.22)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV	%	52.00	47.76	N/A	12/16/08
S&P 500® Index[1]	%	26.46	26.46[2]	N/A	—
NYSE Acra Tech 100 Index SM 1%		44.35	44.35[2]	N/A	—
Class I (adjusted)%		52.00	5.04	(7.36)	05/01/00
S&P 500® Index[1]	%	26.46	0.42	(0.90)[2]	—
NYSE Acra Tech 100 Index SM 1%		44.35	2.94	(1.81)[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.
ING BlackRock Science and Technology Opportunities Portfolio

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PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	BlackRock Advisors,LLC
Portfolio Managers
Thomas P. Callan	Jean M. Rosenbaum
Portfolio Manager (since 03/04)	Portfolio Manager (since 12/05)
Erin Xie
Portfolio Manager (since 03/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING BlackRock Science and Technology Opportunities Portfolio

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ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.11%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$113	353	612	1,352

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

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PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent
ING Growth and Income Portfolio
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such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2006) and Class ADV shares’ performance (2007-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.14% and Worst quarter: 4th, 2008, (21.76)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	29.69	(4.98)	N/A	12/20/06
S&P 500® Index[1]	%	26.46	(5.63)[2]	N/A	—
Class I (adjusted)%		29.61	1.00	(2.67)	12/31/79
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi
Portfolio Manager (since 02/04)
Michael Pytosh
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Growth and Income Portfolio
7

ING Intermediate Bond Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$103	322	558	1,236

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 692% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (for example, rated at least BBB— by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds”, rated below investment-grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the Sub-Adviser maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; and derivatives including futures, options and swaps involving securities, securities indices and interest rates which may be denominated in the U.S. dollar or foreign currencies.

8

The Portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share
ING Intermediate Bond Portfolio
9

of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2006) and Class ADV shares’ performance (2007-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.05% and Worst quarter: 3rd, 2008, (4.55)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	11.08	2.01	N/A	12/20/06
BCAB Index[1]	%	5.93	6.04[2]	N/A	—
Class I (adjusted)%		11.04	2.54	4.76	05/23/73
BCAB Index[1]	%	5.93	4.97	6.33	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.
ING Intermediate Bond Portfolio
10

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Intermediate Bond Portfolio
11

ING Money Market Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.87%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.87%

1	Based on Class I shares’ expenses adjusted for contractual differences.

2	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero through May 1, 2011. There is no guarantee that the Portfolio will maintain such a yield. Any advisory fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder servicing fees waived are not eligible for recoupment. There is no guarantee that this obligation will continue after May 1, 2011. This obligation will continue only if the adviser and distributor elect to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$89	278	482	1,073

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio operates as a diversified fund and invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risk. The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 60 days and the dollar-weighted average life to maturity of the Portfolio will not exceed 120 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests, and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Eurodollar and Yankee Dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies, and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations,
12

which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder (“1940 Act”).

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Although the Portfolio sees to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share
ING Money Market Portfolio
13

of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class ADV shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2000, 1.53% and Worst quarter: 3rd, 2009, (0.10)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%	(0.19)	2.65	2.45	01/01/80

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Money Market Portfolio
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Money Market Portfolio
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ING Opportunistic LargeCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.19%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.19%

1	The adviser is contractually obligated to limit expenses to 1.30% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$121	378	654	1,443

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 218% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of the Portfolio’s assets in stock of small- and mid-sized companies. In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerated business momentum and have attractive valuation.

The Portfolio may invest up to 25% of its assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may also invest in certain high risk investments, including derivatives such as options and futures, among others.

The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,000 common stocks to evaluate the valuation of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

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The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

Pending Merger: On March 11, 2010, the Board of Directors of ING Variable Portfolios, Inc. approved a plan of reorganization pursuant to which the Portfolio will merge with and into ING Growth and Income Portfolio. The proposed reorganization is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Headline  To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING Opportunistic LargeCap Portfolio
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other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2006) and Class ADV shares’ performance (2007-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 15.31% and Worst quarter: 3rd, 2002, (20.06)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	14.74	(9.07)	N/A	12/29/06
S&P 500® Index[1]	%	26.46	(5.63)[2]	N/A	—
Russell 1000® Value Index[1]	%	19.69	(8.96)[2]	N/A	—
Class I (adjusted)%		14.55	(1.55)	(0.91)	12/13/96
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
Russell 1000® Value Index[1]	%	19.69	(0.25)	2.47	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 11/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to
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the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
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ING Small Company Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.37%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.37%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 1.45% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$139	434	750	1,646

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations of between $20.3 million and $5.6 billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000® Indices change. As of December 31, 2009, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion. As of December 31, 2009, the smallest company in the Russell 2000® Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $5.6 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value; uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived
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value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management; and may invest, to a limited extent, in foreign stocks.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or
ING Small Company Portfolio
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expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2008) and Class ADV shares’ performance (2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 1st, 2000, 27.94% and Worst quarter: 4th, 2008, (23.73)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	26.96	30.65	N/A	12/16/08
Russell 2000® Index[1]	%	27.17	27.17[2]	N/A	—
Class I (adjusted)%		26.94	3.19	4.33	12/27/96
Russell 2000® Index[1]	%	27.17	0.51	3.51	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Steve Salopek
Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

All the Portfolios (except ING Growth and Income Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio) are a series of ING Variable Portfolios, Inc., (“Company”) a Maryland corporation. ING Growth and Income Portfolio is a series of ING Variable Funds; ING Intermediate Bond Portfolio is a series of ING Intermediate Bond Portfolio; and ING Money Market Portfolio is a series of ING Money Market Portfolio (each a “Trust”), each a Massachusetts business trust. Each Company and each Trust is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV shares are offered in this Prospectus. Class ADV shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Boards of Directors and Boards of Trustees (“Boards”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or
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KEY PORTFOLIO INFORMATION (continued) others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Boards, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

For a complete description of a Portfolio’s principal investment strategies, please see the the respective Portfolio’s summary prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Technology Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Headline.  To take advantage of an attractive valuation, a portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  The sub-adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio (except for ING Money Market Portfolio) posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio (except for ING Money Market Portfolio) will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

ING Money Market Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceeding calendar month (e.g., month-ending June 30 holdings will be posted July 11).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING BlackRock Science and Technology Opportunities Portfolio	0.95%
ING Growth and Income Portfolio	0.50%
ING Intermediate Bond Portfolio	0.40%
ING Money Market Portfolio	0.25%
ING Opportunistic LargeCap Portfolio	0.60%
ING Small Company Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Boards’ approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Expense Limitation Agreement ING Money Market Portfolio

The distributor and the Adviser have contractually agreed to waive a portion of their distribution and/ or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. When distribution fees are reduced, dealer compensation may be reduced to the same extent. Advisory fees waived and expenses reimbursed are subject to possible recoupment by the Adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and servicing fees waived are not subject to recoupment. This arrangement will continue through at least May 1, 2011.

The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of ING Investments.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolios.

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MANAGEMENT OF THE PORTFOLIOS (continued) From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolios’ Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

BlackRock Advisors, LLC

BlackRock Advisors, LLC (“BlackRock Advisors” or “Sub-Adviser”), a Delaware limited liability company, is a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). BlackRock Advisors and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over 8,000 employees in 22 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock is 100 Bellvue Parkway, Wilmington, Delaware 19809. As of December 31, 2009 BlackRock Advisors and its affiliates had over $3.35 trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING BlackRock Science and Technology Opportunities Portfolio.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the head of BlackRock Advisors’ Global Opportunities Team and is the strategist for all the team’s portfolios. Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team’s portfolios. Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

ING Growth and Income Portfolio, ING Small Company Portfolio, ING Opportunistic LargeCap Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio.

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of ING Growth and Income Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

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MANAGEMENT OF THE PORTFOLIOS (continued) Michael Pytosh, Portfolio Manager, joined ING Investment Management in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

The Sub-Adviser utilizes a team for portfolio construction. The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

The following individuals jointly share responsiblity for the day-to-day management of ING Intermediate Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolios. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is responsible for the day-to-day management of the ING Money Market Portfolio.

David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

The following individual is responsible for the day-to-day management of ING Opportunistic LargeCap Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

The following individuals jointly share responsibility for the day-to-day management of ING Small Company Portfolio.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. He has 12 years of investment management experience and 8 years of experience teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

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MANAGEMENT OF THE PORTFOLIOS (continued) Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio (except ING Money Market Portfolio) is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

ING Money Market Portfolio
ING Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period
36

HOW SHARES ARE PRICED (continued) until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio’s Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolios’ Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING Money Market Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING Money Market Portfolio generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. The Portfolio declares dividends daily and pays dividends, if any, monthly. The Portfolio distributes capital gains, if any, annually.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

^
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INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum if industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

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FINANCIAL HIGHLIGHTS

Because Class ADV shares of ING Money Market Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights for Class I shares are presented for the Portfolio. Annual returns would differ only to the extent Class ADV and Class I shares have different expenses.

The following financial highlights are intended to help you understand each Portfolio’s Class ADV shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Companies/Trusts’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
12-31-09	3.25	(0.02)	1.71	1.69	—	—	—	—	—	4.94	52.00	1.57	1.55	1.55	(0.92)	54	74
12-16-08(4) - 12-31-08	3.29	(0.01)	(0.03)	(0.04)	—	—	—	—	—	3.25	(1.22)	1.58	1.56	1.56	(2.08)	3	137
ING Growth and Income Portfolio
Class ADV
12-31-09	15.04	0.18•	4.29	4.47	0.20	—	—	0.20	—	19.31	29.69	1.11	1.11†	1.11†	1.10†	1,302	104
12-31-08	24.61	0.23•	(9.58)	(9.35)	0.22	—	—	0.22	—	15.04	(37.94)(a)	1.10	1.10†	1.10†	1.14†	791	169
12-31-07	23.38	0.72•	0.84	1.56	0.33	—	—	0.33	—	24.61	6.66	1.09	1.09†	1.09†	2.95†	1,211	146
12-20-06(4) - 12-31-06	23.70	0.01•	(0.06)	(0.05)	0.27	—	—	0.27	—	23.38	(0.23)	1.09	1.09†	1.09†	1.08†	1	103
ING Intermediate Bond Portfolio
Class ADV
12-31-09	11.12	0.47	0.76	1.23	0.73	—	—	0.73	—	11.62	11.08	1.01	1.01†	1.01†	4.08†	1	692
12-31-08	13.23	0.58	(1.77)	(1.19)	0.62	0.30	—	0.92	—	11.12	(9.16)	1.01	1.00†	1.00†	4.58†	1	666
12-31-07	12.96	0.63	0.09	0.72	0.45	—	—	0.45	—	13.23	5.60(a)	0.99	0.99†	0.99†	4.77†	1	438
12-20-06(4) - 12-31-06	13.53	0.02	(0.06)	(0.04)	0.53	—	—	0.53	—	12.96	(0.30)	0.99	0.99†	0.99†	6.82†	1	390
ING Money Market Portfolio(b)
Class I
12-31-09	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.33	0.37	0.37	0.37	0.25	1,328,429	—
12-31-08	1.05	0.02	0.00	0.02	0.07	—	—	0.07	—	1.00	2.67	0.35	0.35	0.35	2.66	1,798,833	—
12-31-07	1.04	0.05	(0.00)	0.05	0.04	—	—	0.04	—	1.05	5.13	0.33	0.33	0.33	5.03	1,711,139	—
12-31-06	1.02	0.05	0.00	0.05	0.03	—	—	0.03	—	1.04	4.88	0.34	0.34	0.34	4.79	1,355,850	—
12-31-05	1.00	0.03	(0.00)	0.03	0.01	—	—	0.01	—	1.02	2.98	0.35	0.35	0.35	2.93	1,073,018	—
ING Opportunistic LargeCap Portfolio
Class ADV
12-31-09	8.52	0.08•	1.12	1.20	0.21	—	—	0.21	—	9.51	14.74	1.19	1.19†	1.19†	0.83†	870	218
12-31-08	15.82	0.20	(5.19)	(4.99)	0.16	2.15	—	2.31	—	8.52	(36.01)(a)	1.21	1.21†	1.21†	1.68†	1	132
12-31-07	15.72	0.16	0.20	0.36	0.26	—	—	0.26	—	15.82	2.33	1.19	1.19†	1.19†	0.99†	1	197
12-29-06(4) - 12-31-06	15.72	(0.00)*	—	(0.00)*	—	—	—	—	—	15.72	—	1.19	1.19	1.19	(1.19)	1	83
ING Small Company Portfolio
Class ADV
12-31-09	11.58	0.08•	3.02	3.10	0.08	—	—	0.08	—	14.60	26.96	1.36	1.36†	1.36†	0.67†	36	128
12-16-08(4) - 12-31-08	11.13	0.00*•	0.45	0.45	—	—	—	—	—	11.58	4.04	1.35	1.35†	1.35†	0.65†	3	145

See Accompanying Notes to Financial Highlights
44

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expense after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*Amount is less than $0.005 or more than $(0.005).

•Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by affiliate payment.
(b)	NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder’s proportionate interest and aggregate value of investment in the Portfolio remained the same.
45

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file numbers are as follows:

ING Balanced Portfolio, Inc.	811-5773
ING Balanced Portfolio
ING Intermediate Bond Portfolio	811-2361
ING Intermediate Bond Portfolio
ING Money Market Portfolio	811-2565
ING Money Market Portfolio
ING Variable Funds	811-2514
ING Growth and Income Portfolio
ING Variable Portfolios, Inc.	811-7651
ING BlackRock Science and Technology Opportunities Portfolio ING Opportunistic LargeCap Portfolio ING Small Company Portfolio
PRO-INGAEA-10 (0410-043010)

Prospectus	April 30, 2010

  ING Balanced PortfolioI/IBPIX
  ING BlackRock Science and Technology Opportunities PortfolioI/IBSIX
  ING Growth and Income PortfolioI/IIVGX
  ING Index Plus LargeCap PortfolioI/IPLIX
  ING Index Plus MidCap PortfolioI/IPMIX
  ING Index Plus SmallCap PortfolioI/IPSIX
  ING Intermediate Bond PortfolioI/IPIIX
  ING Money Market PortfolioI/IVMXX
  ING Opportunistic LargeCap PortfolioI/IIVOX
  ING Small Company PortfolioI/IVCSX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Balanced Portfolio

INVESTMENT OBJECTIVE

Prior to July 15, 2010, the Portfolio seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio’s management of which of those sectors or mix thereof offers the best investment prospects.

Effective July 15, 2010, the Portfolio seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.63%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$64	202	351	786

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 337% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of various asset classes and investment strategies managed by the Sub-Adviser. The change in the Portfolio’s Investment Objective effective July 15, 2010 will not change its Principal Investment Strategies. The Portfolio may invest in domestic and international securities, including emerging securities markets, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may also invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps and credit default swaps) and options, among others, for different purposes, including hedging (to seek to offset risks associated with an investment, currency exposure or market condition), to seek to enhance returns, to earn income, or as a substitute for a position in an underlying asset.

Under normal market conditions the Portfolio expects to allocate approximately 60% of its assets to equity securities and approximately 40% of its assets to fixed-income instruments. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies (“Target Allocations”). Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations.

Equity Portion

Equity securities in which the Portfolio may invest include, but are not limited to: common stocks, preferred stocks, securities convertible into common stocks and depositary receipts. The Portfolio may invest in companies of any market capitalization. The Portfolio may invest in real estate securities, including real estate investment trusts (“REITs”) and natural resource/commodity securities. The Portfolio is a core product and may invest in either “growth” or “value” securities or both.

The Portfolio may also invest in other investment companies (including exchange-traded funds), to the extent permitted under the Investment Company Act of 1940, as amended, and the
1

rules, regulations, and exemptive orders thereunder, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.

Fixed-Income Portion

The fixed-income portion of the Portfolio includes short-, intermediate- and long-term bonds rated investment grade or high yield bonds rated below investment grade, commonly known as “junk bonds” and money market instruments. The Portfolio may also invest in treasury inflation protected securities (“TIPS”), asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

ING Balanced Portfolio
2

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Balanced Portfolio
3

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 3rd, 2009, 12.13% and Worst quarter: 4th, 2008, (15.78)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	19.23	0.74	1.43	04/03/89
S&P Target Risk Growth Index[1,2]	%	19.15	(2.24)[3]	N/A	—
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
BCAB Index[1]	%	5.93	4.97	6.33	—
ING Balanced Portfolio Composite Index[1]	%	18.40	2.52	2.25	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On April 30, 2010, the Portfolio changed its benchmark indices from the S&P 500 Composite Stock Price Index and the Barclays Capital U.S. Aggregate Bond Index to the S&P Target Risk Growth Index because the S&P Target Risk Growth Index is considered by the adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolios invests.
3	The inception date of the S&P Target Risk Growth Index is January 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Chris Corapi	Heather Hackett, CFA
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/10)
Christine Hurtsellers	Paul Zemsky, CFA
Portfolio Manager (since 01/09)	Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Balanced Portfolio
4

ING BlackRock Science and Technology Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.07%
Waivers and Reimbursements[1]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.05%

1	The adviser is contractually obligated to limit expenses to 1.05% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$107	338	588	1,304

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification Standards. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single foreign country. The Portfolio may invest up to 25% of its assets in stocks of issuers in countries with emerging securities markets.

The Portfolio primarily buys common stocks but also can invest in preferred stocks and securities convertible into common and preferred stocks, initial public offerings (“IPOs”), and Rule 144A Securities. The Sub-Adviser will invest in U.S. and non-U.S. companies that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser, in an attempt to reduce portfolio risk, will diversify by investing in a number of different countries, including the United States. Some of the industries that are likely to be represented in the Portfolio’s portfolio holdings include: Application Software, IT Consulting & Services, Internet Software and Services, Networking Equipment, Telecom Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace & Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals, Healthcare Equipment & Supplies,
5

Healthcare Distribution & Services, Healthcare Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials, Integrated Telecom Services, Alternative Carriers and Wireless Telecommunication Services.

The Portfolio may invest in derivative instruments including, among other things, foreign currency contracts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio generally will sell a stock when, in the Sub-Adviser’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that
ING BlackRock Science and Technology Opportunities Portfolio
6

invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 4th, 2001, 36.45% and Worst quarter: 3rd, 2001, (34.13)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I	%	52.74	5.57	(6.90)	05/01/00
S&P 500® Index[1]	%	26.46	0.42	(0.90)[2]	—
NYSE Acra Tech 100 Index SM [1]	%	44.35	2.94	(1.81)[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	BlackRock Advisors,LLC
Portfolio Managers
Thomas P. Callan	Jean M. Rosenbaum
Portfolio Manager (since 03/04)	Portfolio Manager (since 12/05)
Erin Xie
Portfolio Manager (since 03/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents
ING BlackRock Science and Technology Opportunities Portfolio
7

of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING BlackRock Science and Technology Opportunities Portfolio
8

ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.61%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$62	195	340	762

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

9

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance
ING Growth and Income Portfolio
10

information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.26% and Worst quarter: 4th, 2008, (21.65)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	30.24	1.50	(2.18)	12/31/79
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi
Portfolio Manager (since 02/04)
Michael Pytosh
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Growth and Income Portfolio
11

ING Index Plus LargeCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the S&P 500® Index (“Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.45%

1	The adviser is contractually obligated to limit expenses to 0.55% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$46	144	252	567

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 142% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stock of 500 of the largest companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines large-capitalization companies as companies that are included in the Index at the time of purchase and that have a market capitalization of at least $3 billion. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $1.1 billion, the largest company had a market capitalization of $323.7 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the
12

Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.55% and Worst quarter: 4th, 2008, (20.61)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	23.20	(0.38)	(1.72)	09/16/96
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
ING Index Plus LargeCap Portfolio
13

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus LargeCap Portfolio
14

ING Index Plus MidCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index” or “Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.52%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.52%

1	The adviser is contractually obligated to limit expenses to 0.60% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatially renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$53	167	291	653

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 132% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines mid-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $850 million and the largest company had a market capitalization of $3.8 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the
15

Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Plus MidCap Portfolio
16

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.12% and Worst quarter: 4th, 2008, (24.75)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	31.71	1.08	5.41	12/16/97
S&P MidCap 400 Index[1]	%	37.38	3.27	6.36	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus MidCap Portfolio
17

ING Index Plus SmallCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index” or “Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Paid Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.52%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.52%

1	The adviser is contractually obligated to limit expenses to 0.60% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$53	167	291	653

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines small-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the
18

Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.97% and Worst quarter: 4th, 2008, (25.44)%

ING Index Plus SmallCap Portfolio
19

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	24.85	(0.97)	4.45	12/19/97
S&P SmallCap 600 Index[1]	%	25.57	1.36	6.35	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus SmallCap Portfolio
20

ING Intermediate Bond Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.51%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$52	164	285	640

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 692% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (for example, rated at least BBB— by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds”, rated below investment-grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the Sub-Adviser maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; and derivatives including futures, options and swaps involving securities, securities indices and interest rates which may be denominated in the U.S. dollar or foreign currencies.

21

The Portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share
ING Intermediate Bond Portfolio
22

of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.15% and Worst quarter: 3rd, 2008, (4.31)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	11.57	3.05	5.28	05/23/73
BCAB Index[1]	%	5.93	4.97	6.33	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Intermediate Bond Portfolio
23

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Intermediate Bond Portfolio
24

ING Money Market Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.37%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.37%

1	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero through May 1, 2011. There is no guarantee that the Portfolio will maintain such a yield. Any advisory fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder servicing fees waived are not eligible for recoupment. There is no guarantee this obligation will continue after May 1, 2011. The obligation will only renew if the adviser and distributor elect to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$38	119	208	468

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio operates as a diversified fund and invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risk. The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 60 days and the dollar-weighted average life to maturity of the Portfolio will not exceed 120 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests, and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Eurodollar and Yankee Dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies, and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations,
25

which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder (“1940 Act”).

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Although the Portfolio sees to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension   Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which
ING Money Market Portfolio
26

may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 3rd, 2000, 1.66% and Worst quarter: 3rd, 2009, 0.04%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	0.33	3.19	2.97	01/01/80

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments
ING Money Market Portfolio
27

to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING Money Market Portfolio
28

ING Opportunistic LargeCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.69%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.69%

1	The adviser is contractually obligated to limit expenses to 0.80% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$70	221	384	859

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 218% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of the Portfolio’s assets in stock of small- and mid-sized companies. In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerated business momentum and have attractive valuation.

The Portfolio may invest up to 25% of its assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may also invest in certain high risk investments, including derivatives such as options and futures, among others.

The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,000 common stocks to evaluate the valuation of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

29

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

Pending Merger: On March 11, 2010, the Board of Directors of ING Variable Portfolios, Inc. approved a plan of reorganization pursuant to which the Portfolio will merge with and into ING Growth and Income Portfolio. The proposed reorganization is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Headline  To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING Opportunistic LargeCap Portfolio
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other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 3rd, 2009, 15.46% and Worst quarter: 3rd, 2002, (19.96)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	15.10	(1.06)	(0.41)	12/13/96
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
Russell 1000® Value Index[1]	%	19.69	(0.25)	2.47	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 11/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

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ING Small Company Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.87%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.87%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$89	278	482	1,073

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations of between $20.3 million and $5.6 billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000® Indices change. As of December 31, 2009, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion. As of December 31, 2009, the smallest company in the Russell 2000® Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $5.6 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value; uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived
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value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management; and may invest, to a limited extent, in foreign stocks.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare
ING Small Company Portfolio
33

the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 1st, 2000, 28.09% and Worst quarter: 4th, 2008, (23.63)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	27.56	3.70	4.86	12/27/96
Russell 2000® Index[1]	%	27.17	0.51	3.51	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Steve Salopek
Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

All the Portfolios (except ING Balanced Portfolio, ING Growth and Income Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio) are a series of ING Variable Portfolios, Inc., (“Company”) a Maryland corporation. ING Balanced Portfolio is a series of ING Balanced Portolio, Inc. (“Company”), a Maryland corporation. ING Growth and Income Portfolio is a series of ING Variable Funds; ING Intermediate Bond Portfolio is a series of ING Intermediate Bond Portfolio; and ING Money Market Portfolio is a series of ING Money Market Portfolio (each a “Trust”), each a Massachusetts business trust. Each Company and each Trust is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Boards of Directors and Boards of Trustees (“Boards”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or
35

KEY PORTFOLIO INFORMATION (continued) others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Boards, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

ING Balanced Portfolio

The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of various asset classes and investment strategies managed by the Sub-Adviser. The change in the Portfolio’s Investment Objective effective July 15, 2010 will not change its Principal Investment Strategies. The Portfolio may invest in domestic and international securities, including emerging securities markets, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may also invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps and credit default swaps) and options, among others, for different purposes, including hedging (to seek to offset risks associated with an investment, currency exposure or market condition), to seek to enhance returns, to earn income, or as a substitute for a position in an underlying asset.

Under normal market conditions the Portfolio expects to allocate approximately 60% of its assets to equity securities and approximately 40% of its assets to fixed-income instruments. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies (“Target Allocations”). Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations.

Equity Portion

Equity securities in which the Portfolio may invest include, but are not limited to: common stocks, preferred stocks, securities convertible into common stocks and depositary receipts. The Portfolio may invest in companies of any market capitalization. The Portfolio may invest in real estate securities, including real estate investment trusts (“REITs”) and natural resource/commodity securities. The Portfolio is a core product and may invest in either “growth” or “value” securities or both.

The Portfolio may also invest in other investment companies (including exchange-traded funds), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.

Fixed-Income Portion

The fixed-income portion of the Portfolio includes short-, intermediate- and long-term bonds rated investment grade or high yield bonds rated below investment grade, commonly known as “junk bonds” and money market instruments. The Portfolio may also invest in treasury inflation protected securities (“TIPS”), asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Additional Information Regarding the Fixed-Income Portion

The fixed-income portion of the Portfolio includes short-, intermediate- and long-term bonds rated investments grade or high yield bonds rated below investment grade, commonly known as “junk bonds.” Investment grade bonds are those, which at the time of investment, are rated at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc. or have an equivalent rating by a nationally recognized statistical rating organizations, or of comparable quality if unrated.

Generally, with respect to the fixed-income portion of the Portfolio, the Sub-Adviser will maintain a dollar-weighted average duration between three and ten years. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for fixed income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point. There are no restrictions on the average maturity of the Portfolio or the
37

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) maturity of any single investment. The Portfolio may enter into purchase and sale contracts or use other investment techniques such as buy backs or dollar roll transactions and reverse repurchase agreements. The Portfolio may invest in U.S. government securities. In addition, the Portfolio may invest in high quality money market instruments. Such instruments include high-quality fixed-income securities denominated in U.S. dollars, repurchase agreements, corporate debt securities, commercial paper, asset-backed securities, mortgage-backed securities and certain obligations of U.S. and foreign banks. The Portfolio may hold cash and cash equivalents. In addition to other short-term investments, the Portfolio may invest in affiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other strategies.

Additional Information Regarding the Asset Allocation Process

The Portfolio normally allocates approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed-income instruments. The Portfolio uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies (“Target Allocations”). This approach is also intended to provide the benefit of lower volatility through asset diversification. To determine the Target Allocations for the Portfolio the Sub-Adviser: (1) determines the Target Allocations for the Portfolio’s investment in various asset classes using its own proprietary modeling techniques; and (2) then determines the strategies in which the Portfolio will invest to attain its Target Allocations. In choosing an included strategy for an asset class, the Sub-Adviser considers, among other factors, the degree to which the included strategy’s holdings or other characteristics correspond to the desired asset class. The strategies used may include equity strategies managed under a fundamentally driven research process in addition to fixed-income strategies that utilize proprietary quantitative techniques to identify bonds and sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. In all actively managed strategies, the Sub-Adviser seeks to add undervalued securities at reasonable prices that have the potential to rise in value.

The Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations. The Sub-Adviser may change the included strategies and asset classes at any time, and may, at any time, determine to make tactical changes in the Portfolio’s asset allocations depending on market conditions. The Adviser will oversee the Sub-Adviser in the implementation of the Target Allocations and the selection of included strategies by the Sub-Adviser.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that a portfolio may allocate assets to an asset class that underperforms other asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of interest rate and inflation on production and demand, levels of domestic
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Technology Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.
Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Headline.  To take advantage of an attractive valuation, a portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  The sub-adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio (except for ING Money Market Portfolio) posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio (except for ING Money Market Portfolio) will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

ING Money Market Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceeding calendar month (e.g., month-ending June 30 holdings will be posted July 11).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Balanced Portfolio	0.50%
ING BlackRock Science and Technology Opportunities Portfolio	0.95%
ING Growth and Income Portfolio	0.50%
ING Index Plus LargeCap Portfolio	0.35%
ING Index Plus MidCap Portfolio	0.40%
ING Index Plus SmallCap Portfolio	0.40%
ING Intermediate Bond Portfolio	0.40%
ING Money Market Portfolio	0.25%
ING Opportunistic LargeCap Portfolio	0.60%
ING Small Company Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Boards’ approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Expense Limitation Agreement ING Money Market Portfolio

The distributor and the Adviser have contractually agreed to waive a portion of their distribution and/ or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. When distribution fees are reduced, dealer compensation may be reduced to the same extent. Advisory fees waived and expenses reimbursed are subject to possible recoupment by the Adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and servicing fees waived are not subject to recoupment. This arrangement will continue through at least May 1, 2011.

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MANAGEMENT OF THE PORTFOLIOS (continued) The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of ING Investments.

The Advisers act as ‘‘manager-of-managers’’ for the Portfolios. The Advisers delegate to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Advisers’ oversight. The Advisers are responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by either Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Advisers may assume day-to-day investment management of a Portfolio.

ING BlackRock Science and Technology Opportunities Portfolio

BlackRock Advisors, LLC

BlackRock Advisors, LLC (“BlackRock Advisors” or “Sub-Adviser”), a Delaware limited liability company, is a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). BlackRock Advisors and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over 8,000 employees in 22 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock is 100 Bellvue Parkway, Wilmington, Delaware 19809. As of December 31, 2009 BlackRock Advisors and its affiliates had over $3.35 trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING BlackRock Science and Technology Opportunities Portfolio.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the head of BlackRock Advisors’ Global Opportunities Team and is the strategist for all the team’s portfolios. Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team’s portfolios. Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

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MANAGEMENT OF THE PORTFOLIOS (continued) ING Balanced Portfolio, ING Growth and Income Portfolio, ING Small Company Portfolio, ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio, ING Index Plus SmallCap Portfolio, ING Opportunistic LargeCap Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio.

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of the ING Balanced Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Heather Hackett, CFA, Vice President, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Paul Zemsky, CFA, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

The following individuals jointly share responsibility for the day-to-day management of ING Growth and Income Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Michael Pytosh, Portfolio Manager, joined ING Investment Management in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

The Sub-Adviser utilizes a team for portfolio construction. The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

The following individuals jointly share responsibility for the day-to-day management of ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative
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MANAGEMENT OF THE PORTFOLIOS (continued) equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

Pranay Gupta, CFA, Deputy CIO, Portfolio Manager, ING Investment Management Europe, is experienced in fundamental and quantitative portfolio management and research, and joined ING IM in May 2009. Prior to joining ING IM, Mr. Gupta was Deputy CIO of the Pearl Group (UK), from June 2006 to January 2009, where he developed asset allocation and investment risk analytics for the $55 billion portfolio and managed a $3 billion multi-strategy quantitative absolute return fund. Mr. Gupta was the Head of Global Quantitative Strategies at ABP Investments (Netherlands), from November 2002 to April 2006, where he managed a $24 billion quantitative multi-strategy fund.

The following individuals jointly share responsiblity for the day-to-day management of ING Intermediate Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolios. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is responsible for the day-to-day management of the ING Money Market Portfolio.

David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

The following individual is responsible for the day-to-day management of ING Opportunistic LargeCap Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

The following individuals jointly share responsibility for the day-to-day management of ING Small Company Portfolio.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. He has 12 years of investment management experience and 8 years of experience teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

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MANAGEMENT OF THE PORTFOLIOS (continued) Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio (except ING Money Market Portfolio) is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

ING Money Market Portfolio
ING Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period
51

HOW SHARES ARE PRICED (continued) until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio’s Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING Money Market Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING Money Market Portfolio generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. The Portfolio declares dividends daily and pays dividends, if any, monthly. The Portfolio distributes capital gains, if any, annually.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

The ING Balanced Composite Index consists of 60% of the return of (securities included in) the S&P 500 Index® and 40% of the return of (securities included in) the Barclays Capital Aggregate U.S. Bond Index.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum if industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.

The Standard and Poor’s (“S&P”) Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.
57

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Companies/Trusts’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

58

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

—

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Balanced Portfolio
Class I
12-31-09	9.18	0.24•	1.43	1.67	0.43	—	—	0.43	—	10.42	19.23	0.63	0.63†	0.63†	2.55†	631,106	337
12-31-08	14.45	0.40	(4.07)	(3.67)	0.45	1.15	—	1.60	—	9.18	(28.10)	0.62	0.62†	0.62†	2.97†	602,815	294
12-31-07	14.65	0.39•	0.38	0.77	0.39	0.58	—	0.97	—	14.45	5.57	0.60	0.60†	0.60†	2.68†	1,046,498	257
12-31-06	13.64	0.34•	1.00	1.34	0.33	—	—	0.33	—	14.65	9.99	0.60	0.60†	0.60†	2.44†	1,183,928	236
12-31-05	13.40	0.29•	0.27	0.56	0.32	—	—	0.32	—	13.64	4.24	0.60	0.60	0.60	2.30	1,236,327	308
ING BlackRock Science and Technology Opportunities Portfolio
Class I
12-31-09	3.28	(0.01)	1.74	1.73	—	—	—	—	—	5.01	52.74	1.07	1.05	1.05	(0.13)	100,726	74
12-31-08	5.45	0.00*	(2.17)	(2.17)	—	—	—	—	—	3.28	(39.82)	1.08	1.06	1.06	0.09	55,899	137
12-31-07	4.58	(0.01)	0.88	0.87	—	—	—	—	—	5.45	19.00	1.08	1.08	1.08	(0.24)	97,943	84
12-31-06	4.27	(0.01)	0.32	0.31	—	—	—	—	—	4.58	7.26	1.08	1.08	1.08	(0.29)	81,599	129
12-31-05	3.82	(0.02)	0.47	0.45	—	—	—	—	—	4.27	11.78	1.06	1.06	1.06	(0.48)	84,523	118
ING Growth and Income Portfolio
Class I
12-31-09	15.11	0.27•	4.30	4.57	0.26	—	—	0.26	—	19.42	30.24	0.61	0.61†	0.61†	1.60†	2,090,019	104
12-31-08	24.76	0.36	(9.69)	(9.33)	0.32	—	—	0.32	—	15.11	(37.63)(a)	0.60	0.60†	0.60†	1.64†	1,622,085	169
12-31-07	23.38	0.33•	1.40	1.73	0.35	—	—	0.35	—	24.76	7.40	0.59	0.59†	0.59†	1.32†	2,796,115	146
12-31-06	20.71	0.25•	2.69	2.94	0.27	—	—	0.27	—	23.38	14.20	0.59	0.59†	0.59†	1.15†	3,098,120	103
12-31-05	19.35	0.23	1.35	1.58	0.22	—	—	0.22	—	20.71	8.13	0.59	0.59	0.59	1.03	3,146,025	80
ING Index Plus LargeCap Portfolio
Class I
12-31-09	10.44	0.21•	2.12	2.33	0.35	—	—	0.35	—	12.42	23.20	0.45	0.45†	0.45†	2.01†	678,612	142
12-31-08	18.13	0.25•	(6.57)	(6.32)	0.30	1.07	—	1.37	—	10.44	(37.21)	0.47	0.47†	0.47†	1.70†	680,918	175
12-31-07	17.48	0.29•	0.58	0.87	0.22	—	—	0.22	—	18.13	5.03(a)	0.44	0.44†	0.44†	1.62†	2,323,707	121
12-31-06	15.42	0.23•	2.00	2.23	0.17	—	—	0.17	—	17.48	14.58	0.43	0.43†	0.43†	1.46†	2,352,193	128
12-31-05	14.82	0.19•	0.60	0.79	0.19	—	—	0.19	—	15.42	5.38	0.45	0.45	0.45	1.30	1,389,139	89
ING Index Plus MidCap Portfolio
Class I
12-31-09	9.94	0.15•	2.95	3.10	0.19	—	—	0.19	—	12.85	31.71	0.52	0.52†	0.52†	1.38†	512,163	132
12-31-08	18.33	0.22	(6.37)	(6.15)	0.22	2.02	—	2.24	—	9.94	(37.56)	0.52	0.52†	0.52†	1.14†	447,503	113
12-31-07	18.89	0.21	0.83	1.04	0.15	1.45	—	1.60	—	18.33	5.50(a)	0.49	0.49†	0.49†	1.06†	1,177,708	127
12-31-06	18.69	0.17•	1.57	1.74	0.12	1.42	—	1.54	—	18.89	9.44	0.49	0.49†	0.49†	0.92†	1,148,074	84
12-31-05	18.16	0.16•	1.77	1.93	0.09	1.31	—	1.40	—	18.69	11.14	0.49	0.49	0.49	0.87	844,703	100
See Accompanying Notes to Financial Highlights
59

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Plus SmallCap Portfolio
Class I
12-31-09	9.41	0.09•	2.20	2.29	0.18	—	—	0.18	—	11.52	24.85	0.52	0.52†	0.52†	0.90†	197,476	98
12-31-08	15.19	0.14•	(4.97)	(4.83)	0.12	0.83	—	0.95	—	9.41	(33.58)	0.52	0.52†	0.52†	1.10†	201,978	100
12-31-07	17.99	0.12	(1.07)	(0.95)	0.08	1.77	—	1.85	—	15.19	(6.22)	0.49	0.49†	0.49†	0.67†	638,474	126
12-31-06	16.68	0.09•	2.20	2.29	0.07	0.91	—	0.98	—	17.99	13.82	0.49	0.49†	0.49†	0.52†	745,115	93
12-31-05	16.39	0.11•	1.09	1.20	0.05	0.86	—	0.91	—	16.68	7.62	0.49	0.49	0.49	0.66	378,121	71
ING Intermediate Bond Portfolio
Class I
12-31-09	11.08	0.53•	0.75	1.28	0.79	—	—	0.79	—	11.57	11.57	0.51	0.51†	0.51†	4.62†	1,236,593	692
12-31-08	13.22	0.64•	(1.73)	(1.09)	0.75	0.30	—	1.05	—	11.08	(8.41)	0.51	0.50†	0.50†	5.05†	1,803,886	666
12-31-07	12.96	0.69•	0.08	0.77	0.51	—	—	0.51	—	13.22	5.95(a)	0.49	0.49†	0.49†	5.19†	2,267,008	438
12-31-06	12.97	0.65•	(0.12)	0.53	0.54	—	—	0.54	—	12.96	4.06	0.49	0.49†	0.49†	4.97†	1,909,376	390
12-31-05	13.14	0.54	(0.13)	0.41	0.51	0.07	—	0.58	—	12.97	3.14	0.49	0.49	0.49	4.14	1,148,075	589
ING Money Market Portfolio(b)
Class I
12-31-09	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.33	0.37	0.37	0.37	0.25	1,328,429	—
12-31-08	1.05	0.02	0.00	0.02	0.07	—	—	0.07	—	1.00	2.67	0.35	0.35	0.35	2.66	1,798,833	—
12-31-07	1.04	0.05	(0.00)	0.05	0.04	—	—	0.04	—	1.05	5.13	0.33	0.33	0.33	5.03	1,711,139	—
12-31-06	1.02	0.05	0.00	0.05	0.03	—	—	0.03	—	1.04	4.88	0.34	0.34	0.34	4.79	1,355,850	—
12-31-05	1.00	0.03	(0.00)	0.03	0.01	—	—	0.01	—	1.02	2.98	0.35	0.35	0.35	2.93	1,073,018	—
ING Opportunistic LargeCap Portfolio
Class I
12-31-09	8.65	0.14•	1.09	1.23	0.28	—	—	0.28	—	9.60	15.10	0.69	0.69†	0.69†	1.62†	139,689	218
12-31-08	16.05	0.29	(5.27)	(4.98)	0.27	2.15	—	2.42	—	8.65	(35.61)(a)	0.71	0.71†	0.71†	2.16†	73,764	132
12-31-07	15.84	0.23•	0.24	0.47	0.26	—	—	0.26	—	16.05	3.01	0.69	0.69†	0.69†	1.44†	143,438	197
12-31-06	13.84	0.23•	1.98	2.21	0.21	—	—	0.21	—	15.84	16.10	0.69	0.69	0.69	1.58	173,014	83
12-31-05	13.19	0.19•	0.71	0.90	0.25	—	—	0.25	—	13.84	6.95	0.70	0.70	0.70	1.47	178,828	94
ING Small Company Portfolio
Class I
12-31-09	11.70	0.09	3.11	3.20	0.08	—	—	0.08	—	14.82	27.56	0.86	0.86†	0.86†	0.67†	437,930	128
12-31-08	19.56	0.11•	(5.52)	(5.41)	0.18	2.27	—	2.45	—	11.70	(31.05)	0.85	0.85†	0.85†	0.71†	420,626	145
12-31-07	21.70	0.24•	0.99	1.23	0.04	3.33	—	3.37	—	19.56	5.90	0.84	0.84†	0.84†	1.16†	603,492	106
12-31-06	21.65	0.05	3.46	3.51	0.09	3.37	—	3.46	—	21.70	16.79	0.85	0.85†	0.85†	0.26†	512,446	83
12-31-05	19.94	0.10	1.92	2.02	0.03	0.28	—	0.31	—	21.65	10.27(a)	0.85	0.85	0.85	0.43	393,700	72

See Accompanying Notes to Financial Highlights
60

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expense after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*Amount is less than $0.005 or more than $(0.005).

•Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by affiliate payment.
(b)	NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder’s proportionate interest and aggregate value of investment in the Portfolio remained the same.
61

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file numbers are as follows:

ING Balanced Portfolio, Inc.	811-5773
ING Balanced Portfolio
ING Intermediate Bond Portfolio	811-2361
ING Intermediate Bond Portfolio
ING Money Market Portfolio	811-2565
ING Money Market Portfolio
ING Variable Funds	811-2514
ING Growth and Income Portfolio
ING Variable Portfolios, Inc.	811-7651
ING BlackRock Science and Technology Opportunities Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING Opportunistic LargeCap Portfolio
ING Small Company Portfolio
PRO-INGAEI-10 (0410-043010)

Prospectus	April 30, 2010

  ING Balanced PortfolioS/IBPSX
  ING BlackRock Science and Technology Opportunities PortfolioS/IBGSX
  ING Growth and Income PortfolioS/ISVGX
  ING Index Plus LargeCap PortfolioS/IPLSX
  ING Index Plus MidCap PortfolioS/IPMSX
  ING Index Plus SmallCap PortfolioS/IPSSX
  ING Intermediate Bond PortfolioS/IPISX
  ING Money Market PortfolioS/IMSXX
  ING Opportunistic LargeCap PortfolioS/IOPSX
  ING Small Company PortfolioS/IVPSX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Balanced Portfolio

INVESTMENT OBJECTIVE

Prior to July 15, 2010, the Portfolio seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio’s management of which of those sectors or mix thereof offers the best investment prospects.

Effective July 15, 2010, the Portfolio seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.88%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$90	281	488	1,084

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 337% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of various asset classes and investment strategies managed by the Sub-Adviser. The change in the Portfolio’s Investment Objective effective July 15, 2010 will not change its Principal Investment Strategies. The Portfolio may invest in domestic and international securities, including emerging securities markets, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may also invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps and credit default swaps) and options, among others, for different purposes, including hedging (to seek to offset risks associated with an investment, currency exposure or market condition), to seek to enhance returns, to earn income, or as a substitute for a position in an underlying asset.

Under normal market conditions the Portfolio expects to allocate approximately 60% of its assets to equity securities and approximately 40% of its assets to fixed-income instruments. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies (“Target Allocations”). Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations.

Equity Portion

Equity securities in which the Portfolio may invest include, but are not limited to: common stocks, preferred stocks, securities convertible into common stocks and depositary receipts. The Portfolio may invest in companies of any market capitalization. The Portfolio may invest in real estate securities, including real estate investment trusts (“REITs”) and natural resource/commodity securities. The Portfolio is a core product and may invest in either “growth” or “value” securities or both.

The Portfolio may also invest in other investment companies (including exchange-traded funds), to the extent permitted under the Investment Company Act of 1940, as amended, and the
1

rules, regulations, and exemptive orders thereunder, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.

Fixed-Income Portion

The fixed-income portion of the Portfolio includes short-, intermediate- and long-term bonds rated investment grade or high yield bonds rated below investment grade, commonly known as “junk bonds” and money market instruments. The Portfolio may also invest in treasury inflation protected securities (“TIPS”), asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

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Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should
ING Balanced Portfolio
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not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2003) and Class S shares’ performance (2004-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 12.07% and Worst quarter: 4th, 2008, (15.87)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	18.94	0.48	3.24	05/29/03
S&P Target Risk Growth Index[1,2]	%	19.15	(2.24)[3,4]	N/A	—
S&P 500® Index[1]	%	26.46	0.42	4.31[3]	—
BCAB Index[1]	%	5.93	4.97	4.42[3]	—
ING Balanced Portfolio Composite Index[1]	%	18.40	2.52	4.63[3]	—
Class I (adjusted)%		18.95	0.49	1.18	04/03/89
S&P Target Risk Growth Index[1,2]	%	19.15	(2.24)[3,4]	N/A	—
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
BCAB Index[1]	%	5.93	4.97	6.33	—
ING Balanced Portfolio Composite Index[1]	%	18.40	2.52	2.25	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	On April 30, 2010, the Portfolio changed its benchmark indices from the S&P 500 Composite Stock Price Index and the Barclays Capital U.S. Aggregate Bond Index to the S&P Target Risk Growth Index because the S&P Target Risk Growth Index is considered by the adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.
4	The inception date of the S&P Target Risk Growth Index is January 31, 2007.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Chris Corapi	Heather Hackett, CFA
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/10)
Christine Hurtsellers	Paul Zemsky, CFA
Portfolio Manager (since 01/09)	Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

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ING BlackRock Science and Technology Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements[1]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.30%

1	The adviser is contractually obligated to limit expenses to 1.30% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$132	416	722	1,588

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification Standards. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single foreign country. The Portfolio may invest up to 25% of its assets in stocks of issuers in countries with emerging securities markets.

The Portfolio primarily buys common stocks but also can invest in preferred stocks and securities convertible into common and preferred stocks, initial public offerings (“IPOs”), and Rule 144A Securities. The Sub-Adviser will invest in U.S. and non-U.S. companies that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser, in an attempt to reduce portfolio risk, will diversify by investing in a number of different countries, including the United States. Some of the industries that are likely to be represented in the Portfolio’s portfolio holdings include: Application Software, IT Consulting & Services, Internet Software and Services, Networking Equipment, Telecom Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace & Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals, Healthcare Equipment & Supplies,
5

Healthcare Distribution & Services, Healthcare Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials, Integrated Telecom Services, Alternative Carriers and Wireless Telecommunication Services.

The Portfolio may invest in derivative instruments including, among other things, foreign currency contracts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio generally will sell a stock when, in the Sub-Adviser’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that
ING BlackRock Science and Technology Opportunities Portfolio
6

invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2001 and 2003-2005) and Class S shares’ performance (2002 and 2006-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 4th, 2001, 36.37% and Worst quarter: 3rd, 2001, (34.18)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S1%		52.62	5.33	(4.69)	11/01/01
S&P 500® Index[2]	%	26.46	0.42	2.60[3]	—
NYSE Acra Tech 100 Index SM [2]	%	44.35	2.94	5.24[3]	—
Class I (adjusted)%		52.37	5.31	(7.13)	05/01/00
S&P 500® Index[2]	%	26.46	0.42	(0.90)[3]	—
NYSE Acra Tech 100 Index SM [2]	%	44.35	2.94	(1.81)[3]	—
1	On December 16, 2003 all outstanding shares of Class S were fully redeemed. On July 20, 2005, Class S recommenced operations. The returns for Class S include the performance of Class I adjusted to reflect the higher expenses of Class S, for the period between December 17, 2003 to July 19, 2005.
2	The index returns do not reflect deductions for fees, expenses or taxes.
3	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	BlackRock Advisors,LLC
Portfolio Managers
Thomas P. Callan	Jean M. Rosenbaum
Portfolio Manager (since 03/04)	Portfolio Manager (since 12/05)
Erin Xie
Portfolio Manager (since 03/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

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TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING BlackRock Science and Technology Opportunities Portfolio
8

ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Operating Expenses Paid Each Year by the Portfolio Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.86%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$88	274	477	1,061

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

9

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations
ING Growth and Income Portfolio
10

in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2003) and Class S shares’ performance (2004-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.25% and Worst quarter: 4th, 2008, (21.74)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	30.03	1.24	3.91	06/11/03
S&P 500® Index[1]	%	26.46	0.42	4.31[2]	—
Class I (adjusted)%		29.93	1.25	(2.42)	12/31/79
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi
Portfolio Manager (since 02/04)
Michael Pytosh
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Growth and Income Portfolio
11

ING Index Plus LargeCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the S&P 500® Index (“Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.70%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.70%

1	The adviser is contractually obligated to limit expenses to 0.80% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$72	224	390	871

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 142% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stock of 500 of the largest companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines large-capitalization companies as companies that are included in the Index at the time of purchase and that have a market capitalization of at least $3 billion. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $1.1 billion, the largest company had a market capitalization of $323.7 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the
12

Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and Class S shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.32% and Worst quarter: 4th, 2008, (20.71)%

ING Index Plus LargeCap Portfolio
13

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	23.01	(0.62)	0.05	07/16/01
S&P 500® Index[1]	%	26.46	0.42	0.95[2]	—
Class I (adjusted)%		22.89	(0.63)	(1.97)	09/16/96
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus LargeCap Portfolio
14

ING Index Plus MidCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index” or “Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.77%

1	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$79	246	428	954

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 132% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines mid-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $850 million and the largest company had a market capitalization of $3.8 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the
15

Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Plus MidCap Portfolio
16

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and Class S shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.11% and Worst quarter: 4th, 2008, (24.87)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	31.47	0.83	4.22	07/16/01
S&P MidCap 400 Index[1]	%	37.38	3.27	5.63[2]	—
Class I (adjusted)%		31.40	0.84	5.16	12/16/97
S&P MidCap 400 Index[1]	%	37.38	3.27	6.36	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus MidCap Portfolio
17

ING Index Plus SmallCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index” or “Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.77%
1	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$79	246	428	954

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines small-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the
18

Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Plus SmallCap Portfolio
19

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and Class S shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.86% and Worst quarter: 4th, 2008, (25.48)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	24.65	(1.21)	3.88	07/16/01
S&P SmallCap 600 Index[1]	%	25.57	1.36	5.63[2]	—
Class I (adjusted)%		24.55	(1.21)	4.19	12/19/97
S&P SmallCap 600 Index[1]	%	25.57	1.36	6.35	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus SmallCap Portfolio
20

ING Intermediate Bond Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.76%

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$78	243	422	942

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 692% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (for example, rated at least BBB— by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds”, rated below investment-grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the Sub-Adviser maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; and derivatives including futures, options and swaps involving securities, securities indices and interest rates which may be denominated in the U.S. dollar or foreign currencies.

21

The Portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share
ING Intermediate Bond Portfolio
22

of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2002) and Class S shares’ performance (2003-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.10% and Worst quarter: 3rd, 2008, (4.42)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	11.38	2.79	4.17	05/03/02
BCAB Index[1]	%	5.93	4.97	5.39[2]	—
Class I (adjusted)%		11.32	2.79	5.02	05/23/73
BCAB Index[1]	%	5.93	4.97	6.33	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to
ING Intermediate Bond Portfolio
23

recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Intermediate Bond Portfolio
24

ING Money Market Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.62%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.52%

1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero through May 1, 2011. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder servicing fees waived are not eligible for recoupment. There is no guarantee that this obligation will continue after May 1, 2011. This obligation will continue only if the adviser and distributor elect to renew it. The distributor is also contractually obligated to waive 0.10% of the service fee through May 1, 2011. There is no guarantee this waiver will continue after May 1, 2011. The service fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$53	188	336	765

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio operates as a diversified fund and invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risk. The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 60 days and the dollar-weighted average life to maturity of the Portfolio will not exceed 120 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests, and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Eurodollar and Yankee Dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies, and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

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The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder (“1940 Act”).

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Although the Portfolio sees to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

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Prepayment and Extension   Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2000, 1.60% and Worst quarter: 3rd, 2009, (0.03)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%	0.06	2.91	2.71	01/01/80

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Money Market Portfolio
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Money Market Portfolio
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ING Opportunistic LargeCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.94%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%

1	The adviser is contractually obligated to limit expenses to 1.05% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$96	300	520	1,155

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 218% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of the Portfolio’s assets in stock of small- and mid-sized companies. In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerated business momentum and have attractive valuation.

The Portfolio may invest up to 25% of its assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may also invest in certain high risk investments, including derivatives such as options and futures, among others.

The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,000 common stocks to evaluate the valuation of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

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The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

Pending Merger: On March 11, 2010, the Board of Directors of ING Variable Portfolios, Inc. approved a plan of reorganization pursuant to which the Portfolio will merge with and into ING Growth and Income Portfolio. The proposed reorganization is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Headline  To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING Opportunistic LargeCap Portfolio
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other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and Class S shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 15.41% and Worst quarter: 3rd, 2002, (20.00)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	14.83	(1.30)	(1.74)	07/16/01
S&P 500® Index[1]	%	26.46	0.42	0.95[2]	—
Russell 1000® Value Index[1]	%	19.69	(0.25)	2.30[2]	—
Class I (adjusted)%		14.83	(1.30)	(0.66)	12/13/96
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
Russell 1000® Value Index[1]	%	19.69	(0.25)	2.47	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 11/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial
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intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
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ING Small Company Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.12%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.12%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$114	356	617	1,363

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations of between $20.3 million and $5.6 billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000® Indices change. As of December 31, 2009, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion. As of December 31, 2009, the smallest company in the Russell 2000® Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $5.6 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value; uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived
33

value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management; and may invest, to a limited extent, in foreign stocks.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during
ING Small Company Portfolio
34

the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2000-2001) and Class S shares’ performance (2002-2009).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 1st, 2000, 28.01% and Worst quarter: 4th, 2008, (23.68)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S	%	27.33	3.38	5.71	11/01/01
Russell 2000® Index[1]	%	27.17	0.51	6.13[2]	—
Class I (adjusted)%		27.25	3.45	4.59	12/27/96
Russell 2000® Index[1]	%	27.17	0.51	3.51	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Steve Salopek
Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Small Company Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

All the Portfolios (except ING Balanced Portfolio, ING Growth and Income Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio) are a series of ING Variable Portfolios, Inc., (“Company”) a Maryland corporation. ING Balanced Portfolio is a series of ING Balanced Portolio, Inc. (“Company”), a Maryland corporation. ING Growth and Income Portfolio is a series of ING Variable Funds; ING Intermediate Bond Portfolio is a series of ING Intermediate Bond Portfolio; and ING Money Market Portfolio is a series of ING Money Market Portfolio (each a “Trust”), each a Massachusetts business trust. Each Company and each Trust is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Boards of Directors and Boards of Trustees (“Boards”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or
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KEY PORTFOLIO INFORMATION (continued) others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Boards, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

ING Balanced Portfolio

The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of various asset classes and investment strategies managed by the Sub-Adviser. The change in the Portfolio’s Investment Objective effective July 15, 2010 will not change its Principal Investment Strategies. The Portfolio may invest in domestic and international securities, including emerging securities markets, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may also invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps and credit default swaps) and options, among others, for different purposes, including hedging (to seek to offset risks associated with an investment, currency exposure or market condition), to seek to enhance returns, to earn income, or as a substitute for a position in an underlying asset.

Under normal market conditions the Portfolio expects to allocate approximately 60% of its assets to equity securities and approximately 40% of its assets to fixed-income instruments. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies (“Target Allocations”). Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations.

Equity Portion

Equity securities in which the Portfolio may invest include, but are not limited to: common stocks, preferred stocks, securities convertible into common stocks and depositary receipts. The Portfolio may invest in companies of any market capitalization. The Portfolio may invest in real estate securities, including real estate investment trusts (“REITs”) and natural resource/commodity securities. The Portfolio is a core product and may invest in either “growth” or “value” securities or both.

The Portfolio may also invest in other investment companies (including exchange-traded funds), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.

Fixed-Income Portion

The fixed-income portion of the Portfolio includes short-, intermediate- and long-term bonds rated investment grade or high yield bonds rated below investment grade, commonly known as “junk bonds” and money market instruments. The Portfolio may also invest in treasury inflation protected securities (“TIPS”), asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Additional Information Regarding the Fixed-Income Portion

The fixed-income portion of the Portfolio includes short-, intermediate- and long-term bonds rated investments grade or high yield bonds rated below investment grade, commonly known as “junk bonds.” Investment grade bonds are those, which at the time of investment, are rated at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc. or have an equivalent rating by a nationally recognized statistical rating organizations, or of comparable quality if unrated.

Generally, with respect to the fixed-income portion of the Portfolio, the Sub-Adviser will maintain a dollar-weighted average duration between three and ten years. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for fixed income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point. There are no restrictions on the average maturity of the Portfolio or the
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) maturity of any single investment. The Portfolio may enter into purchase and sale contracts or use other investment techniques such as buy backs or dollar roll transactions and reverse repurchase agreements. The Portfolio may invest in U.S. government securities. In addition, the Portfolio may invest in high quality money market instruments. Such instruments include high-quality fixed-income securities denominated in U.S. dollars, repurchase agreements, corporate debt securities, commercial paper, asset-backed securities, mortgage-backed securities and certain obligations of U.S. and foreign banks. The Portfolio may hold cash and cash equivalents. In addition to other short-term investments, the Portfolio may invest in affiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other strategies.

Additional Information Regarding the Asset Allocation Process

The Portfolio normally allocates approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed-income instruments. The Portfolio uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies (“Target Allocations”). This approach is also intended to provide the benefit of lower volatility through asset diversification. To determine the Target Allocations for the Portfolio the Sub-Adviser: (1) determines the Target Allocations for the Portfolio’s investment in various asset classes using its own proprietary modeling techniques; and (2) then determines the strategies in which the Portfolio will invest to attain its Target Allocations. In choosing an included strategy for an asset class, the Sub-Adviser considers, among other factors, the degree to which the included strategy’s holdings or other characteristics correspond to the desired asset class. The strategies used may include equity strategies managed under a fundamentally driven research process in addition to fixed-income strategies that utilize proprietary quantitative techniques to identify bonds and sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. In all actively managed strategies, the Sub-Adviser seeks to add undervalued securities at reasonable prices that have the potential to rise in value.

The Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations. The Sub-Adviser may change the included strategies and asset classes at any time, and may, at any time, determine to make tactical changes in the Portfolio’s asset allocations depending on market conditions. The Adviser will oversee the Sub-Adviser in the implementation of the Target Allocations and the selection of included strategies by the Sub-Adviser.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that a portfolio may allocate assets to an asset class that underperforms other asset classes.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of interest rate and inflation on production and demand, levels of domestic
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Technology Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, a portfolio pays a fee to protect against the risk that a security held by the portfolio will default. As a seller of the swap, a portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Headline.  To take advantage of an attractive valuation, a portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  The sub-adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”).  Investing in real estate companies and REITs may subject the portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio (except for ING Money Market Portfolio) posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio (except for ING Money Market Portfolio) will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

ING Money Market Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceeding calendar month (e.g., month-ending June 30 holdings will be posted July 11).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Balanced Portfolio	0.50%
ING BlackRock Science and Technology Opportunities Portfolio	0.95%
ING Growth and Income Portfolio	0.50%
ING Index Plus LargeCap Portfolio	0.35%
ING Index Plus MidCap Portfolio	0.40%
ING Index Plus SmallCap Portfolio	0.40%
ING Intermediate Bond Portfolio	0.40%
ING Money Market Portfolio	0.25%
ING Opportunistic LargeCap Portfolio	0.60%
ING Small Company Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Boards’ approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Expense Limitation Agreement ING Money Market Portfolio

The distributor and the Adviser have contractually agreed to waive a portion of their distribution and/ or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. When distribution fees are reduced, dealer compensation may be reduced to the same extent. Advisory fees waived and expenses reimbursed are subject to possible recoupment by the Adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and servicing fees waived are not subject to recoupment. This arrangement will continue through at least May 1, 2011.

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MANAGEMENT OF THE PORTFOLIOS (continued) The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of ING Investments.

The Advisers act as ‘‘manager-of-managers’’ for the Portfolios. The Advisers delegate to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Advisers’ oversight. The Advisers are responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by either Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Advisers may assume day-to-day investment management of a Portfolio.

ING BlackRock Science and Technology Opportunities Portfolio

BlackRock Advisors, LLC

BlackRock Advisors, LLC (“BlackRock Advisors” or “Sub-Adviser”), a Delaware limited liability company, is a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). BlackRock Advisors and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over 8,000 employees in 22 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock is 100 Bellvue Parkway, Wilmington, Delaware 19809. As of December 31, 2009 BlackRock Advisors and its affiliates had over $3.35 trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING BlackRock Science and Technology Opportunities Portfolio.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the head of BlackRock Advisors’ Global Opportunities Team and is the strategist for all the team’s portfolios. Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team’s portfolios. Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

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MANAGEMENT OF THE PORTFOLIOS (continued) ING Balanced Portfolio, ING Growth and Income Portfolio, ING Small Company Portfolio, ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio, ING Index Plus SmallCap Portfolio, ING Opportunistic LargeCap Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio.

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of the ING Balanced Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Heather Hackett, CFA, Vice President, and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Paul Zemsky, CFA, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

The following individuals jointly share responsibility for the day-to-day management of ING Growth and Income Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Michael Pytosh, Portfolio Manager, joined ING Investment Management in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

The Sub-Adviser utilizes a team for portfolio construction. The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

The following individuals jointly share responsibility for the day-to-day management of ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative
49

MANAGEMENT OF THE PORTFOLIOS (continued) equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

Pranay Gupta, CFA, Deputy CIO, Portfolio Manager, ING Investment Management Europe, is experienced in fundamental and quantitative portfolio management and research, and joined ING IM in May 2009. Prior to joining ING IM, Mr. Gupta was Deputy CIO of the Pearl Group (UK), from June 2006 to January 2009, where he developed asset allocation and investment risk analytics for the $55 billion portfolio and managed a $3 billion multi-strategy quantitative absolute return fund. Mr. Gupta was the Head of Global Quantitative Strategies at ABP Investments (Netherlands), from November 2002 to April 2006, where he managed a $24 billion quantitative multi-strategy fund.

The following individuals jointly share responsiblity for the day-to-day management of ING Intermediate Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolios. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is responsible for the day-to-day management of the ING Money Market Portfolio.

David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

The following individual is responsible for the day-to-day management of ING Opportunistic LargeCap Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

The following individuals jointly share responsibility for the day-to-day management of ING Small Company Portfolio.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. He has 12 years of investment management experience and 8 years of experience teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

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MANAGEMENT OF THE PORTFOLIOS (continued) Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio (except ING Money Market Portfolio) is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

ING Money Market Portfolio
ING Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period
52

HOW SHARES ARE PRICED (continued) until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio’s Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution and Shareholder Service Plans

ING Balanced Portfolio, ING Growth and Income Portfolio, ING Intermediate Bond Portfolio, and ING Money Market Portfolio have a Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution fee under the 12b-1 Plan may equal up to 0.25% of the average daily net assets of each Portfolio. The Distributor has contractually agreed to waive 0.10% of the distribution fee for ING Money Market Portfolio. This waiver will continue through May 1, 2011. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Each Portfolio, except ING Balanced Portfolio, ING Growth and Income Portfolio, ING Intermediate Bond Portfolio, and ING Money Market Portfolio, has a Distribution/Shareholder Service Plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S shares. These payments are made to the the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with
54

HOW TO BUY AND SELL SHARES (continued) interests in the Portfolios. The annual distribution/shareholder service fees under the 12b-1 Plan may equal up to 0.25% of the average daily net assets of each Portfolio. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
55

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING Money Market Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING Money Market Portfolio generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. The Portfolio declares dividends daily and pays dividends, if any, monthly. The Portfolio distributes capital gains, if any, annually.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

The ING Balanced Composite Index consists of 60% of the return of (securities included in) the S&P 500 Index® and 40% of the return of (securities included in) the Barclays Capital Aggregate U.S. Bond Index.

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum if industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.

The Standard and Poor’s (“S&P”) Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.
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FINANCIAL HIGHLIGHTS

Because Class S shares of ING Money Market Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights for Class I shares are presented for the Portfolio. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

The following financial highlights are intended to help you understand each Portfolio’s Class S shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Companies/Trusts’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Balanced Portfolio
Class S
12-31-09	9.12	0.21•	1.43	1.64	0.40	—	—	0.40	—	10.36	18.94	0.88	0.88†	0.88†	2.30†	7,374	337
12-31-08	14.36	0.34	(4.02)	(3.68)	0.41	1.15	—	1.56	—	9.12	(28.28)	0.87	0.87†	0.87†	2.73†	6,684	294
12-31-07	14.57	0.35•	0.38	0.73	0.36	0.58	—	0.94	—	14.36	5.31	0.85	0.85†	0.85†	2.43†	10,281	257
12-31-06	13.58	0.32•	0.97	1.29	0.30	—	—	0.30	—	14.57	9.62	0.85	0.85†	0.85†	2.29†	10,683	236
12-31-05	13.35	0.27	0.25	0.52	0.29	—	—	0.29	—	13.58	3.99	0.85	0.85	0.85	2.06	3,170	308
ING BlackRock Science and Technology Opportunities Portfolio
Class S
12-31-09	3.25	(0.02)	1.73	1.71	—	—	—	—	—	4.96	52.62	1.32	1.30	1.30	(0.41)	230,138	74
12-31-08	5.42	(0.01)	(2.16)	(2.17)	—	—	—	—	—	3.25	(40.04)	1.33	1.31	1.31	(0.02)	89,548	137
12-31-07	4.56	(0.02)	0.88	0.86	—	—	—	—	—	5.42	18.86	1.33	1.33	1.33	(0.50)	1,140	84
12-31-06	4.27	(0.02)	0.31	0.29	—	—	—	—	—	4.56	6.79	1.33	1.33	1.33	(0.51)	551	129
7-20-05(5) - 12-31-05	3.90	(0.01)	0.38	0.37	—	—	—	—	—	4.27	9.49	1.31	1.31	1.31	(0.73)	78	118
1-01-03 - 12-16-03(5)	2.65	(0.07)	1.09	1.02	—	—	—	—	—	3.67	38.49	1.35	1.35	1.36	(1.13)	—	15
ING Growth and Income Portfolio
Class S
12-31-09	15.00	0.19	4.32	4.51	0.23	—	—	0.23	—	19.28	30.03	0.86	0.86†	0.86†	1.34†	481,897	104
12-31-08	24.63	0.25•	(9.58)	(9.33)	0.30	—	—	0.30	—	15.00	(37.82)(a)	0.85	0.85†	0.85†	1.44†	290,152	169
12-31-07	23.30	0.37•	1.29	1.66	0.33	—	—	0.33	—	24.63	7.13	0.84	0.84†	0.84†	1.50†	25,169	146
12-31-06	20.69	0.20•	2.64	2.84	0.23	—	—	0.23	—	23.30	13.72	0.84	0.84†	0.84†	0.94†	4,758	103
12-31-05	19.34	0.14	1.41	1.55	0.20	—	—	0.20	—	20.69	7.98	0.84	0.84	0.84	0.78	2,431	80
ING Index Plus LargeCap Portfolio
Class S
12-31-09	10.34	0.18•	2.12	2.30	0.31	—	—	0.31	—	12.33	23.01	0.70	0.70†	0.70†	1.76†	184,661	142
12-31-08	17.99	0.21•	(6.51)	(6.30)	0.28	1.07	—	1.35	—	10.34	(37.40)	0.72	0.72†	0.72†	1.53†	184,760	175
12-31-07	17.32	0.25•	0.57	0.82	0.15	—	—	0.15	—	17.99	4.77(a)	0.69	0.69†	0.69†	1.38†	319,717	121
12-31-06	15.30	0.18•	1.99	2.17	0.15	—	—	0.15	—	17.32	14.28	0.68	0.68†	0.68†	1.13†	209,440	128
12-31-05	14.73	0.16•	0.59	0.75	0.18	—	—	0.18	—	15.30	5.15	0.70	0.70	0.70	1.10	557,134	89
ING Index Plus MidCap Portfolio
Class S
12-31-09	9.82	0.12•	2.93	3.05	0.15	—	—	0.15	—	12.72	31.47	0.77	0.77†	0.77†	1.13†	138,978	132
12-31-08	18.13	0.14	(6.26)	(6.12)	0.17	2.02	—	2.19	—	9.82	(37.73)	0.77	0.77†	0.77†	0.91†	124,308	113
12-31-07	18.69	0.15	0.84	0.99	0.10	1.45	—	1.55	—	18.13	5.26(a)	0.74	0.74†	0.74†	0.81†	245,948	127
12-31-06	18.53	0.12	1.55	1.67	0.09	1.42	—	1.51	—	18.69	9.12	0.74	0.74†	0.74†	0.63†	227,616	84
12-31-05	18.05	0.11•	1.75	1.86	0.07	1.31	—	1.38	—	18.53	10.84	0.74	0.74	0.74	0.62	278,554	100
See Accompanying Notes to Financial Highlights
61

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Plus SmallCap Portfolio
Class S
12-31-09	9.30	0.06•	2.19	2.25	0.14	—	—	0.14	—	11.41	24.65	0.77	0.77†	0.77†	0.65†	103,173	98
12-31-08	15.01	0.13	(4.93)	(4.80)	0.08	0.83	—	0.91	—	9.30	(33.73)	0.77	0.77†	0.77†	0.87†	95,586	100
12-31-07	17.79	0.07	(1.06)	(0.99)	0.02	1.77	—	1.79	—	15.01	(6.49)	0.74	0.74†	0.74†	0.42†	181,986	126
12-31-06	16.53	0.04•	2.18	2.22	0.05	0.91	—	0.96	—	17.79	13.48	0.74	0.74†	0.74†	0.25†	204,246	93
12-31-05	16.28	0.07•	1.08	1.15	0.04	0.86	—	0.90	—	16.53	7.36	0.74	0.74	0.74	0.43	333,092	71
ING Intermediate Bond Portfolio
Class S
12-31-09	11.00	0.50•	0.75	1.25	0.73	—	—	0.73	—	11.52	11.38	0.76	0.76†	0.76†	4.41†	1,279,655	692
12-31-08	13.14	0.60•	(1.72)	(1.12)	0.72	0.30	—	1.02	—	11.00	(8.73)	0.76	0.75†	0.75†	4.82†	1,153,518	666
12-31-07	12.89	0.65•	0.08	0.73	0.48	—	—	0.48	—	13.14	5.70(a)	0.74	0.74†	0.74†	4.92†	1,079,662	438
12-31-06	12.91	0.61•	(0.12)	0.49	0.51	—	—	0.51	—	12.89	3.77	0.74	0.74†	0.74†	4.69†	620,849	390
12-31-05	13.09	0.41	(0.03)	0.38	0.49	0.07	—	0.56	—	12.91	2.94	0.74	0.74	0.74	3.94	617,269	589
ING Money Market Portfolio(b)
Class I
12-31-09	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.33	0.37	0.37	0.37	0.25	1,328,429	—
12-31-08	1.05	0.02	0.00	0.02	0.07	—	—	0.07	—	1.00	2.67	0.35	0.35	0.35	2.66	1,798,833	—
12-31-07	1.04	0.05	(0.00)	0.05	0.04	—	—	0.04	—	1.05	5.13	0.33	0.33	0.33	5.03	1,711,139	—
12-31-06	1.02	0.05	0.00	0.05	0.03	—	—	0.03	—	1.04	4.88	0.34	0.34	0.34	4.79	1,355,850	—
12-31-05	1.00	0.03	(0.00)	0.03	0.01	—	—	0.01	—	1.02	2.98	0.35	0.35	0.35	2.93	1,073,018	—
ING Opportunistic LargeCap Portfolio
Class S
12-31-09	8.58	0.12•	1.09	1.21	0.25	—	—	0.25	—	9.54	14.83	0.94	0.94†	0.94†	1.39†	19,267	218
12-31-08	15.93	0.26	(5.23)	(4.97)	0.23	2.15	—	2.38	—	8.58	(35.80)(a)	0.96	0.96†	0.96†	1.91†	11,981	132
12-31-07	15.72	0.19•	0.24	0.43	0.22	—	—	0.22	—	15.93	2.77	0.94	0.94†	0.94†	1.19†	23,886	197
12-31-06	13.77	0.19•	1.96	2.15	0.20	—	—	0.20	—	15.72	15.77	0.94	0.94	0.94	1.32	28,391	83
12-31-05	13.12	0.16•	0.71	0.87	0.22	—	—	0.22	—	13.77	6.76	0.95	0.95	0.95	1.18	30,125	94
ING Small Company Portfolio
Class S
12-31-09	11.57	0.05•	3.09	3.14	0.07	—	—	0.07	—	14.64	27.33	1.11	1.11†	1.11†	0.43†	78,790	128
12-31-08	19.39	0.09•	(5.50)	(5.41)	0.14	2.27	—	2.41	—	11.57	(31.28)	1.10	1.10†	1.10†	0.71†	44,764	145
12-31-07	21.54	0.18•	1.00	1.18	—	3.33	—	3.33	—	19.39	5.68	1.09	1.09†	1.09†	0.90†	2,890	106
12-31-06	21.59	(0.05)•	3.41	3.36	0.04	3.37	—	3.41	—	21.54	16.07	1.10	1.10†	1.10†	(0.24)†	2,162	83
12-31-05	19.90	0.06	1.92	1.98	0.01	0.28	—	0.29	—	21.59	10.05(a)	1.10	1.10	1.10	0.26	68,768	72
See Accompanying Notes to Financial Highlights
62

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expense after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*Amount is less than $0.005 or more than $(0.005).

•Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by affiliate payment.
(b)	NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder’s proportionate interest and aggregate value of investment in the Portfolio remained the same.
63

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file numbers are as follows:

ING Balanced Portfolio, Inc.	811-5773
ING Balanced Portfolio
ING Intermediate Bond Portfolio	811-2361
ING Intermediate Bond Portfolio
ING Money Market Portfolio	811-2565
ING Money Market Portfolio
ING Variable Funds	811-2514
ING Growth and Income Portfolio
ING Variable Portfolios, Inc.	811-7651
ING BlackRock Science and Technology Opportunities Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING Opportunistic LargeCap Portfolio
ING Small Company Portfolio
PRO-INGAES-10 (0410-043010)

^
Prospectus	April 30, 2010

  ING BlackRock Science and Technology Opportunities PortfolioS2/ISBRX
  ING Growth and Income PortfolioS2/IGISX
  ING Index Plus LargeCap PortfolioS2/XXXX
  ING Index Plus MidCap PortfolioS2/XXXX
  ING Index Plus SmallCap PortfolioS2/XXXX
  ING Intermediate Bond PortfolioS2/IIBTX
  ING Money Market PortfolioS2/XXXX
  ING Opportunistic LargeCap PortfolioS2/XXXX
  ING Small Company PortfolioS2/ISMLX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING BlackRock Science and Technology Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.57%
Waivers and Reimbursements[1]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.45%

1	The adviser is contractually obligated to limit expenses to 1.45% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$148	484	844	1,857

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification Standards. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single foreign country. The Portfolio may invest up to 25% of its assets in stocks of issuers in countries with emerging securities markets.

The Portfolio primarily buys common stocks but also can invest in preferred stocks and securities convertible into common and preferred stocks, initial public offerings (“IPOs”), and Rule 144A Securities. The Sub-Adviser will invest in U.S. and non-U.S. companies that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser, in an attempt to reduce portfolio risk, will diversify by investing in a number of different countries, including the United States. Some of the industries that are likely to be represented in the Portfolio’s portfolio holdings include: Application Software, IT Consulting & Services, Internet Software and Services, Networking Equipment, Telecom Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace & Defense, Electrical Components & Equipment,
1

Biotechnology, Pharmaceuticals, Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials, Integrated Telecom Services, Alternative Carriers and Wireless Telecommunication Services.

The Portfolio may invest in derivative instruments including, among other things, foreign currency contracts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio generally will sell a stock when, in the Sub-Adviser’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these
ING BlackRock Science and Technology Opportunities Portfolio

2

companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 4th, 2001, 36.32% and Worst quarter: 3rd, 2001, (34.20)%

ING BlackRock Science and Technology Opportunities Portfolio

3

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I (adjusted)%	52.15	5.15	(7.27)	05/01/00
S&P 500® Index[1] %	26.46	0.42	(0.90)[2]	—
NYSE Acra Tech 100 Index SM 1%	44.35	2.94	(1.81)[2]	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	BlackRock Advisors,LLC
Portfolio Managers
Thomas P. Callan	Jean M. Rosenbaum
Portfolio Manager (since 03/04)	Portfolio Manager (since 12/05)
Erin Xie
Portfolio Manager (since 03/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING BlackRock Science and Technology Opportunities Portfolio

4

ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.50%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.11%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Net Portfolio Operating Expenses after Waivers and Reimbursements	1.01%

1	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$103	343	602	1,343
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

5

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable
ING Growth and Income Portfolio
6

fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.14% and Worst quarter: 4th, 2008, (21.73)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%		29.74	1.10	(2.57)	12/31/79
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi
Portfolio Manager (since 02/04)
Michael Pytosh
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Growth and Income Portfolio
7

ING Index Plus LargeCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the S&P 500® Index (“Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.95%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.85%
1	Based on Class I shares’ expenses adjusted for contractual differences.

2	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$87	93	516	1,157

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 142% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stock of 500 of the largest companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines large-capitalization companies as companies that are included in the Index at the time of purchase and that have a market capitalization of at least $3 billion. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $1.1 billion, the largest company had a market capitalization of $323.7 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained
8

earnings growth. Although the Portfolio will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

ING Index Plus LargeCap Portfolio
9

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.43% and Worst quarter: 4th, 2008, (20.69)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%		22.70	(0.78)	(2.12)	09/16/96
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus LargeCap Portfolio
10

ING Index Plus MidCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index” or “Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%
1	Based on Class I shares’ expenses adjusted for contractual differences.

2	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$94	315	554	1,239

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 132% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines mid-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $850 million and the largest company had a market capitalization of $3.8 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the
11

stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING Index Plus MidCap Portfolio
12

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.01% and Worst quarter: 4th, 2008, (24.84)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%		31.21	0.68	5.00	12/16/97
S&P MidCap 400 Index[1]	%	37.38	3.27	6.36	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus MidCap Portfolio
13

ING Index Plus SmallCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index” or “Index”) while maintaining a market level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%
1	Based on Class I shares’ expenses adjusted for contractual differences.

2	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$94	315	554	1,239

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the United States and selected by Standard & Poor’s Ratings Services. The Sub-Adviser defines small-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2009, the smallest company in the Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the
14

stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

ING Index Plus SmallCap Portfolio
15

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.86% and Worst quarter: 4th, 2008, (25.51)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%		24.37	(1.36)	4.03	12/19/97
S&P SmallCap 600 Index[1]	%	25.57	1.36	6.35	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa	Pranay Gupta
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Index Plus SmallCap Portfolio
16

ING Intermediate Bond Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.91%

1	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$78	243	422	942

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 692% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (for example, rated at least BBB— by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds”, rated below investment-grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the Sub-Adviser maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; and derivatives including futures, options and swaps involving securities, securities indices and interest rates which may be denominated in the U.S. dollar or foreign currencies.

17

The Portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share
ING Intermediate Bond Portfolio
18

of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.06% and Worst quarter: 3rd, 2008, (4.40)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%		11.15	2.64	4.86	05/23/73
BCAB Index[1]	%	5.93	4.97	6.33	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
ING Intermediate Bond Portfolio
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PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Intermediate Bond Portfolio
20

ING Money Market Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.87%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.77%

1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero through May 1, 2011. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder servicing fees waived are not eligible for recoupment. There is no guarantee that this obligation will continue after May 1, 2011. This obligation will continue only if the adviser and distributor elect to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$79	268	472	1,063

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio operates as a diversified fund and invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risk. The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 60 days and the dollar-weighted average life to maturity of the Portfolio will not exceed 120 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests, and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Eurodollar and Yankee Dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies, and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

21

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations and exemptive orders thereunder (“1940 Act”).

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Although the Portfolio sees to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Concentration   As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING Money Market Portfolio
22

Prepayment and Extension   Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2000, 1.56% and Worst quarter: 3rd, 2009, (0.07)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)	(0.09)	2.75	2.55	01/01/80

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

ING Money Market Portfolio
23

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Money Market Portfolio
24

ING Opportunistic LargeCap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.19%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.09%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$111	368	645	1,434

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 218% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of the Portfolio’s assets in stock of small- and mid-sized companies. In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerated business momentum and have attractive valuation.

The Portfolio may invest up to 25% of its assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may also invest in certain high risk investments, including derivatives such as options and futures, among others.

The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,000 common stocks to evaluate the valuation of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

25

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

Pending Merger: On March 11, 2010, the Board of Directors of ING Variable Portfolios, Inc. approved a plan of reorganization pursuant to which the Portfolio will merge with and into ING Growth and Income Portfolio. The proposed reorganization is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Headline  To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in
ING Opportunistic LargeCap Portfolio
26

other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 15.35% and Worst quarter: 3rd, 2002, (20.04)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%		14.66	(1.45)	(0.81)	12/13/96
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
Russell 1000® Value Index[1]	%	19.69	(0.25)	2.47	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 11/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment
ING Opportunistic LargeCap Portfolio
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option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
ING Opportunistic LargeCap Portfolio
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ING Small Company Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.05%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.37%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.27%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 1.35% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$129	424	740	1,638

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations of between $20.3 million and $5.6 billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000® Indices change. As of December 31, 2009, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion. As of December 31, 2009, the smallest company in the Russell 2000® Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $5.6 billion.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser: invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value; uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity and price to equity multiples) of
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over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management; and may invest, to a limited extent, in foreign stocks.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Investment Model  The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2
ING Small Company Portfolio
30

shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 1st, 2000, 27.97% and Worst quarter: 4th, 2008, (23.71)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I (adjusted)%		27.06	3.29	4.44	12/27/96
Russell 2000® Index[1]	%	27.17	0.51	3.51	—
1	The index returns do not reflect deductions for fees, expenses or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Steve Salopek
Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Small Company Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

All the Portfolios (except ING Growth and Income Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio) are a series of ING Variable Portfolios, Inc., (“Company”) a Maryland corporation. ING Growth and Income Portfolio is a series of ING Variable Funds; ING Intermediate Bond Portfolio is a series of ING Intermediate Bond Portfolio; and ING Money Market Portfolio is a series of ING Money Market Portfolio (each a “Trust”), each a Massachusetts business trust. Each Company and each Trust is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Boards of Directors and Boards of Trustees (“Boards”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or
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KEY PORTFOLIO INFORMATION (continued) others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Boards, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

For a complete description of a Portfolio’s principal investment strategies, please see the the respective Portfolio’s summary prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Technology Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Headline.  To take advantage of an attractive valuation, a portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

High-Yield Securities.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  The sub-adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments.  When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio (except for ING Money Market Portfolio) posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio (except for ING Money Market Portfolio) will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

ING Money Market Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceeding calendar month (e.g., month-ending June 30 holdings will be posted July 11).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

^
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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING BlackRock Science and Technology Opportunities Portfolio	0.95%
ING Growth and Income Portfolio	0.50%
ING Index Plus LargeCap Portfolio	0.35%
ING Index Plus MidCap Portfolio	0.40%
ING Index Plus SmallCap Portfolio	0.40%
ING Intermediate Bond Portfolio	0.40%
ING Money Market Portfolio	0.25%
ING Opportunistic LargeCap Portfolio	0.60%
ING Small Company Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Boards’ approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Expense Limitation Agreement ING Money Market Portfolio

The distributor and the Adviser have contractually agreed to waive a portion of their distribution and/ or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. When distribution fees are reduced, dealer compensation may be reduced to the same extent. Advisory fees waived and expenses reimbursed are subject to possible recoupment by the Adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and servicing fees waived are not subject to recoupment. This arrangement will continue through at least May 1, 2011.

The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of ING Investments.

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MANAGEMENT OF THE PORTFOLIOS (continued) The Advisers act as ‘‘manager-of-managers’’ for the Portfolios. The Advisers delegate to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Advisers’ oversight. The Advisers are responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to Portfolios’ Board. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by either Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Advisers may assume day-to-day investment management of a Portfolio.

BlackRock Advisors, LLC

BlackRock Advisors, LLC (“BlackRock Advisors” or “Sub-Adviser”), a Delaware limited liability company, is a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). BlackRock Advisors and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over 8,000 employees in 22 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock is 100 Bellvue Parkway, Wilmington, Delaware 19809. As of December 31, 2009 BlackRock Advisors and its affiliates had over $3.35 trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING BlackRock Science and Technology Opportunities Portfolio.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the head of BlackRock Advisors’ Global Opportunities Team and is the strategist for all the team’s portfolios. Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team’s portfolios. Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

ING Growth and Income Portfolio, ING Small Company Portfolio, ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio, ING Index Plus SmallCap Portfolio, ING Opportunistic LargeCap Portfolio, ING Intermediate Bond Portfolio and ING Money Market Portfolio.

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of ING Growth and Income Portfolio.

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MANAGEMENT OF THE PORTFOLIOS (continued)

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Michael Pytosh, Portfolio Manager, joined ING Investment Management in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

The Sub-Adviser utilizes a team for portfolio construction. The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

The following individual is responsible for the day-to-day management of ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

Pranay Gupta, CFA, Deputy CIO, Portfolio Manager, ING Investment Management Europe, is experienced in fundamental and quantitative portfolio management and research, and joined ING IM in May 2009. Prior to joining ING IM, Mr. Gupta was Deputy CIO of the Pearl Group (UK), from June 2006 to January 2009, where he developed asset allocation and investment risk analytics for the $55 billion portfolio and managed a $3 billion multi-strategy quantitative absolute return fund. Mr. Gupta was the Head of Global Quantitative Strategies at ABP Investments (Netherlands), from November 2002 to April 2006, where he managed a $24 billion quantitative multi-strategy fund.

The following individuals jointly share responsiblity for the day-to-day management of ING Intermediate Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolios. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is responsible for the day-to-day management of the ING Money Market Portfolio.

David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

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MANAGEMENT OF THE PORTFOLIOS (continued) The following individual is responsible for the day-to-day management of ING Opportunistic LargeCap Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

The following individuals jointly share responsibility for the day-to-day management of ING Small Company Portfolio.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. He has 12 years of investment management experience and 8 years of experience teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

44

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio (except ING Money Market Portfolio) is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

ING Money Market Portfolio
ING Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period
45

HOW SHARES ARE PRICED (continued) until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio’s Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
46

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. The Distributor has contractually agreed to waive 0.10% of the distribution fee through May 1, 2011. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

47

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

48

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolios’ Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

49

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING Money Market Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING Money Market Portfolio generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. The Portfolio declares dividends daily and pays dividends, if any, monthly. The Portfolio distributes capital gains, if any, annually.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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50

INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum if industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.

51

FINANCIAL HIGHLIGHTS

Because Class S2 shares of ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio, ING Index Plus SmallCap Portfolio, ING Money Market Portfolio and ING Opportunistic LargeCap Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights for Class I shares are presented for the Portfolios. Annual returns would differ only to the extent Class S2 and Class I shares have different expenses.

The following financial highlights are intended to help you understand each Portfolio’s Class S2 shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Companies/Trusts’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

52

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING BlackRock Science and Technology Opportunities Portfolio
Class S2
02-27-09(4)-12-31-09	3.01	(0.02)•	1.96	1.94	—	—	—	—	—	4.95	64.45	1.57	1.45	1.45	(0.56)	5	74
ING Growth and Income Portfolio
Class S2
02-27-09(4)-12-31-09	12.69	(0.06)•	6.72	6.66	0.09	—	—	0.09	—	19.26	52.46	1.11	1.01†	1.01†	(0.39)†	5	104
ING Index Plus LargeCap Portfolio
Class I
12-31-09	10.44	0.21•	2.12	2.33	0.35	—	—	0.35	—	12.42	23.20	0.45	0.45†	0.45†	2.01†	678,612	142
12-31-08	18.13	0.25•	(6.57)	(6.32)	0.30	1.07	—	1.37	—	10.44	(37.21)	0.47	0.47†	0.47†	1.70†	680,918	175
12-31-07	17.48	0.29•	0.58	0.87	0.22	—	—	0.22	—	18.13	5.03(a)	0.44	0.44†	0.44†	1.62†	2,323,707	121
12-31-06	15.42	0.23•	2.00	2.23	0.17	—	—	0.17	—	17.48	14.58	0.43	0.43†	0.43†	1.46†	2,352,193	128
12-31-05	14.82	0.19•	0.60	0.79	0.19	—	—	0.19	—	15.42	5.38	0.45	0.45	0.45	1.30	1,389,139	89
ING Index Plus MidCap Portfolio
Class I
12-31-09	9.94	0.15•	2.95	3.10	0.19	—	—	0.19	—	12.85	31.71	0.52	0.52†	0.52†	1.38†	512,163	132
12-31-08	18.33	0.22	(6.37)	(6.15)	0.22	2.02	—	2.24	—	9.94	(37.56)	0.52	0.52†	0.52†	1.14†	447,503	113
12-31-07	18.89	0.21	0.83	1.04	0.15	1.45	—	1.60	—	18.33	5.50(a)	0.49	0.49†	0.49†	1.06†	1,177,708	127
12-31-06	18.69	0.17•	1.57	1.74	0.12	1.42	—	1.54	—	18.89	9.44	0.49	0.49†	0.49†	0.92†	1,148,074	84
12-31-05	18.16	0.16•	1.77	1.93	0.09	1.31	—	1.40	—	18.69	11.14	0.49	0.49	0.49	0.87	844,703	100
ING Index Plus SmallCap Portfolio
Class I
12-31-09	9.41	0.09•	2.20	2.29	0.18	—	—	0.18	—	11.52	24.85	0.52	0.52†	0.52†	0.90†	197,476	98
12-31-08	15.19	0.14•	(4.97)	(4.83)	0.12	0.83	—	0.95	—	9.41	(33.58)	0.52	0.52†	0.52†	1.10†	201,978	100
12-31-07	17.99	0.12	(1.07)	(0.95)	0.08	1.77	—	1.85	—	15.19	(6.22)	0.49	0.49†	0.49†	0.67†	638,474	126
12-31-06	16.68	0.09•	2.20	2.29	0.07	0.91	—	0.98	—	17.99	13.82	0.49	0.49†	0.49†	0.52†	745,115	93
12-31-05	16.39	0.11•	1.09	1.20	0.05	0.86	—	0.91	—	16.68	7.62	0.49	0.49	0.49	0.66	378,121	71
ING Intermediate Bond Portfolio
Class S2
02-27-09(4) - 12-31-09	10.79	0.42•	1.15	1.57	0.77	—	—	0.77	—	11.59	14.59	1.01	091†	0.91†	4.31†	3	692
ING Money Market Portfolio(b)
Class I
12-31-09	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.33	0.37	0.37	0.37	0.25	1,328,429	—
12-31-08	1.05	0.02	0.00	0.02	0.07	—	—	0.07	—	1.00	2.67	0.35	0.35	0.35	2.66	1,798,833	—
12-31-07	1.04	0.05	(0.00)	0.05	0.04	—	—	0.04	—	1.05	5.13	0.33	0.33	0.33	5.03	1,711,139	—
12-31-06	1.02	0.05	0.00	0.05	0.03	—	—	0.03	—	1.04	4.88	0.34	0.34	0.34	4.79	1,355,850	—
12-31-05	1.00	0.03	(0.00)	0.03	0.01	—	—	0.01	—	1.02	2.98	0.35	0.35	0.35	2.93	1,073,018	—
See Accompanying Notes to Financial Highlights
53

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Opportunistic LargeCap Portfolio
Class I
12-31-09	8.65	0.14•	1.09	1.23	0.28	—	—	0.28	—	9.60	15.10	0.69	0.69†	0.69†	1.62†	139,689	218
12-31-08	16.05	0.29	(5.27)	(4.98)	0.27	2.15	—	2.42	—	8.65	(35.61)(a)	0.71	0.71†	0.71†	2.16†	73,764	132
12-31-07	15.84	0.23•	0.24	0.47	0.26	—	—	0.26	—	16.05	3.01	0.69	0.69†	0.69†	1.44†	143,438	197
12-31-06	13.84	0.23•	1.98	2.21	0.21	—	—	0.21	—	15.84	16.10	0.69	0.69	0.69	1.58	173,014	83
12-31-05	13.19	0.19•	0.71	0.90	0.25	—	—	0.25	—	13.84	6.95	0.70	0.70	0.70	1.47	178,828	94
ING Small Company Portfolio
Class S2
02-27-09(4)-12-31-09	9.27	0.03•	5.39	5.42	0.08	—	—	0.08	—	14.61	58.73	1.36	1.26†	1.26†	0.27†	5	128

See Accompanying Notes to Financial Highlights
54

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expense after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*Amount is less than $0.005 or more than $(0.005).

•Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by affiliate payment.
(b)	NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder’s proportionate interest and aggregate value of investment in the Portfolio remained the same.
^
55

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file numbers are as follows:

ING Intermediate Bond Portfolio	811-2361
ING Intermediate Bond Portfolio
ING Money Market Portfolio	811-2565
ING Money Market Portfolio
ING Variable Funds	811-2514
ING Growth and Income Portfolio
ING Variable Portfolios, Inc.	811-7651
ING BlackRock Science and Technology Opportunities Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING Opportunistic LargeCap Portfolio
ING Small Company Portfolio
PRO-INGAES2-10 (0410-043010)

Prospectus	April 30, 2010

  ING Euro STOXX 50® Index PortfolioADV/IDJAX
  ING FTSE 100 Index® PortfolioADV/IAFPX
  ING Hang Seng Index PortfolioADV/IHSPX
  ING International Index PortfolioADV/IIIAX
  ING Japan TOPIX Index® PortfolioADV/IJIAX
  ING NASDAQ 100 Index® PortfolioADV/INQAX
  ING RussellTM Large Cap Growth Index PortfolioADV/IRLAX
  ING RussellTM Large Cap Index PortfolioADV/IRLIX
  ING RussellTM Large Cap Value Index PortfolioADV/IRVAX
  ING RussellTM Mid Cap Growth Index PortfolioADV/IRGAX
  ING RussellTM Mid Cap Index PortfolioADV/IRMAX
  ING RussellTM Small Cap Index PortfolioADV/IRSIX
  ING U.S. Bond Index PortfolioADV/ILUAX
  ING WisdomTreeSM Global High-Yielding Equity Index PortfolioADV/IGHAX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Euro STOXX 50® Index Portfolio

(formerly, ING Dow Jones EURO STOXX 50® Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$99	343	646	1,506

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio
1

does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy   The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

ING Euro STOXX 50® Index Portfolio
2

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Euro STOXX 50® Index Portfolio
3

ING FTSE 100 Index® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.33%
Waivers and Reimbursements[2]	(0.35%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.98%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$100	346	651	1,518

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index includes 100 of the most highly capitalized companies located in the United Kingdom listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services and natural resources sectors. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

4

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks
ING FTSE 100 Index® Portfolio
5

associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING FTSE 100 Index® Portfolio
6

ING Hang Seng Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	1.40%
Waivers and Reimbursements[3]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.29%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The advisory fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$131	426	742	1,639

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
7

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial
ING Hang Seng Index Portfolio
8

resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Hang Seng Index Portfolio
9

ING International Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.38%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.08%
Waivers and Reimbursements[1]	(0.09)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.99%

1	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.01% of distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$101	335	587	1,309

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the MSCI Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore has a performance disadvantage versus the Index.

10

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING International Index Portfolio
11

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 24.68% and Worst quarter: 1st, 2009, (15.55)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	27.06	(9.91)	N/A	03/10/08
MSCI EAFE® Index[1]	%	31.78	(10.83)[2]	N/A	—
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING International Index Portfolio
12

ING Japan TOPIX Index® Portfolio (formerly, ING Japan Equity Index Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.29%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$96	332	625	1,462

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

13

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

ING Japan TOPIX Index® Portfolio
14

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Japan TOPIX Index® Portfolio
15

ING NASDAQ 100 Index® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Nasdaq-100 Index® (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.28%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs
ADV	$95	318

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009 there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio
16

does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING NASDAQ 100 Index® Portfolio
17

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

^
ING NASDAQ 100 Index® Portfolio
18

ING RussellTM Large Cap Growth Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.12%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.00%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2011. There is no guarantee the limitation will continue after May 1, 2011. The limitation will only renew if the adviser elects to renew it. Also, the adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$102	342	601	1,342

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. The Index includes Russell Top 200® Index companies with higher price-to-book ratios and higher forecast growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $2.28 billion and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
19

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)
ING RussellTM Large Cap Growth Index Portfolio
20

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Growth Index Portfolio
21

ING RussellTM Large Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.91%
Waivers and Reimbursements[2]	(0.03)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.88%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.87% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$90	287	501	1,117

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009 the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

22

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING RussellTM Large Cap Index Portfolio
23

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 14.55% and Worst quarter: 1st, 2009, (11.13)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	23.09	(6.03)	N/A	03/10/08
Russell Top 200® Index[1]	%	24.21	(7.19)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Index Portfolio
24

ING RussellTM Large Cap Value Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Value Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.17%
Waivers and Reimbursements[2]	(0.17)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.00%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2011. There is no guarantee the limitation will continue after May 1, 2011. The limitation will only renew if the adviser elects to renew it. Also, the adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$102	350	618	1,384

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equities universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. The Index includes those Russell Top 200® Index companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $2.28 billion and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

25

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

ING RussellTM Large Cap Value Index Portfolio
26

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Value Index Portfolio
27

ING RussellTM Mid Cap Growth Index Portfolio

Class / Ticker	ADV/IRGAX

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.14%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.04%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$106	350	614	1,367

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The index is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $15.5 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
28

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

ING RussellTM Mid Cap Growth Index Portfolio
29

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Growth Index Portfolio
30

ING RussellTM Mid Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.31%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	The adviser is contractually obligated to limit expenses to 0.93% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$95	296	515	1,143

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track,
31

as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING RussellTM Mid Cap Index Portfolio
32

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.60% and Worst quarter: 1st, 2009, (9.20)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	39.37	(3.65)	N/A	03/10/08
Russell Midcap® Index[1]	%	40.48	(5.57)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Index Portfolio
33

ING RussellTM Small Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.33%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.98%
Waivers and Reimbursements[2]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.96%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$98	310	540	1,200

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

34

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING RussellTM Small Cap Index Portfolio
35

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.27% and Worst quarter: 1st, 2009, (15.03)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	26.17	(0.90)	N/A	03/10/08
Russell 2000® Index[1]	%	27.17	(3.41)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Small Cap Index Portfolio
36

ING U.S. Bond Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.32%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[1]	0.96%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.96%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$98	306	531	1,178

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 380% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. To Be Announced (“TBA”) purchase commitments shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.

The Portfolio uses quantitative techniques to match the expected return of the Index for changes in spreads and interest rates. The process results in a Portfolio that will hold debt securities in proportions that differ from those represented in the Index. The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years.

37

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

Generally, the Portfolio will not hold all of the same debt securities as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a debt security when the debt security’s percentage weighting in the Index is reduced, when the debt security is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING U.S. Bond Index Portfolio
38

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 3.56% and Worst quarter: 4th, 2009, (0.00)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	5.29	4.72	N/A	03/10/08
BCAB Index[1]	%	5.93	5.07[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	Neuberger Berman Fixed Income LLC
Portfolio Managers
Andrew A. Johnson	Tracy L. Gage
Portfolio Manager (since 03/08)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING U.S. Bond Index Portfolio
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ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment returns that closely correspond to the price and yield performance, (before fees and expenses) of the WisdomTreeSM Global High-Yielding Equity Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.46%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[1]	1.33%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.33%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 1.34% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$135	421	729	1,601

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in equity securities of issuers in a number of different countries, including the United States. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio employs a “passive management” approach that is designed to track the performance of the Index. The Portfolio generally uses a replication strategy to achieve its investment objective; however, the Portfolio may use quantitative techniques to eliminate certain holdings that are immaterial to the expected return of the Index. This process may result in a Portfolio that will hold securities in proportions that differ from those represented in the Index.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components.

The Portfolio may not always hold all of the same securities as the Index. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does
40

not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage over the Index.

The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
41

fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 24.14% and Worst quarter: 1st, 2009, (17.03)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	29.55	(11.00)	N/A	01/28/08
WisdomTree GHYE Index[1]	%	31.91	(9.48)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV shares are offered in this Prospectus. Class ADV shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

43

KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

44

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

For a complete description of a Portfolio’s principal investment strategies, please see the the respective Portfolio’s summary prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Technology Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets;
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Index Strategy.  The index selected may underperform the overall market and a portfolio’s might fail to track its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets, except as noted below:

Management Fees
ING Euro STOXX 50® Index Portfolio	0.60%[1]
ING FTSE 100 Index® Portfolio	0.60%[1]
ING Hang Seng Index Portfolio	0.60%[1]
ING International Index Portfolio	0.38%
ING Japan TOPIX Index® Portfolio	0.60%[1]
ING NASDAQ 100 Index® Portfolio	0.60%[2]
ING RussellTM Large Cap Growth Index Portfolio	0.45%[1]
ING RussellTM Large Cap Index Portfolio	0.25%
ING RussellTM Large Cap Value Index Portfolio	0.45%[1]
ING RussellTM Mid Cap Growth Index Portfolio	0.45%[1]
ING RussellTM Mid Cap Index Portfolio	0.31%
ING RussellTM Small Cap Index Portfolio	0.33%
ING U.S. Bond Index Portfolio	0.32%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	0.46%
1	Management fees paid reflect the current contractual rate for the most recent fiscal period (annualized).
2	Management fee to be paid based on current contractual rate.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), for all Portfolios except ING Hang Seng Index Portfolio, ING NASDAQ 100 Index® Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Growth Index, and ING U.S. Bond Index Portfolio, please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), with respect to ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, and ING RussellTM Mid Cap Growth Index, please refer to these Portfolios’ semi-annual shareholder report dated June 30, 2009.

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MANAGEMENT OF THE PORTFOLIOS (continued) For information regarding the basis for the Board’s approval of the investment sub- advisory relationship, with respect to ING U.S. Bond Index Portfolio, please refer to the Portfolio’s semi-annual shareholder report dated June 30, 2009. For information regarding the Board’s approval of the Portfolio’s investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), with respect to ING NASDAQ 100 Index® Portfolio, please refer to either the Portfolio’s annual or semi-annual shareholder report filed immediately following its commencement of operations.

The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. One of these sub-advisers is an affiliate of the Adviser.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolios’ Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

All Portfolios Except ING U.S. Bond Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolios.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING U.S. Bond Index Portfolio

Neuberger Berman Fixed Income LLC

In May 2009, the Sub-Adviser to the Portfolio changed its name from Lehman Brothers Asset Management LLC to Neuberger Berman Fixed Income LLC (“Neuberger”) in connection with the sale of the Sub-Adviser together with the Neuberger Berman business and certain alternative asset management businesses of Lehman Brothers Holdings Inc’s (“LBHI”) investment management division to a newly organized company called Neuberger Berman Group LLC (“NBG”). NBG is 51% owned indirectly by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG and 49% owned by LBHI and/or its affiliates.

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MANAGEMENT OF THE PORTFOLIOS (continued) As of December 31, 2009 Neuberger managed approximately $3.8 billion in total assets. Neuberger’s principal address is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

The following individuals jointly share responsibility for the day-to-day management of ING U.S. Bond Index Portfolio.

Andrew A. Johnson, Managing Director, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment-grade fixed-income and lead portfolio manager for multiple core bond portfolios. He is the Chief Investment Officer for investment-grade strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team.

Tracy L. Gage, Senior Vice President, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1995. Ms. Gage is a portfolio manager responsible for U.S. Treasury and Agency strategies and trade execution. She also manages portfolio rebalancing activities and is a member of the Structured Products Team.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. The Distributor has contractually agreed to waive 0.01% of the distribution fee for ING International Index Portfolio. This waiver will continue through May 1, 2011. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING U.S. Bond Index Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING U.S. Bond Index Portfolio declares and pays dividends on ordinary income on a quaterly basis and distributes capital gains distributions, if any, on an annual basis.

To comply with federal tax regulations, the Portfolios may also pay an additional dividend or capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Euro STOXX 50® Index

Europe’s leading Blue-chip index for the Eurozone, provides a Blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

STOXX Limited (“STOXX”) and its licensors, including Dow Jones & Co. Inc. (“Dow Jones”) have no relationship to the Portfolio, other than the licensing of its Index and the related trademarks for use in connection with the Portfolio. STOXX and Dow Jones do not sponsor, endorse, sell or promote the Portfolio; recommend that any person invest in the Portfolio or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Portfolio; have any responsibility or liability for the administration, management or marketing of the Portfolio; or consider the needs of the Portfolio or the owners of the Portfolio in determining, composing or calculating the Index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Portfolio. Specifically, STOXX and Dow Jones do not make any warranty, express or implied and disclaim any and all warranty about: the results to be obtained by the Portfolio, the owner of the Portfolio or any other person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; or the merchantability and the fitness for a particular purpose or use of the Index and its data. STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between the Portfolio and STOXX is solely for their benefit and not for the benefit of the owners of the Portfolio or any other third parties.

Financial Times Stock Exchange 100 Index®

The Financial Times Stock Exchange (“FTSE”) 100 Index® is a share index of the 100 most capitalized United Kingdom companies listed on the London Stock Exchange.

The Portfolio is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) (together the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of its Index and/or the figure at which the Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. FTSE®, FT-SE®, Footsie®, FTSE4Good® and techMARK® are trade marks of the Exchange and the FT and are used by FTSE under license. All-World®, All-Share® and All-Small® are trade marks of FTSE.

Hang Seng Index

The Hang Seng Index (“HSI”) is a freefloat-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investment Management Co. and ING Investments, LLC in connection with the Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever
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INDEX DESCRIPTIONS (continued)

relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENT MANAGEMENT CO. AND ING INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

Morgan Stanley Capital International - Europe, Australasia, and Far East® Index

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

NASDAQ-100 Index®

The NASDAQ-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly, or the ability of their Index to track general stock market performance. The Corporations’ only relationship to the Portfolio is in the licensing of the Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq-100®, and the Index’s registered trademarks, and certain trade names of the Corporations and the use of the Index which is determined, composed and calculated by NASDAQ OMX without regard to the Portfolio. NASDAQ OMX has no obligation to take the needs of the Portfolio or its owners into consideration in determining, composing or calculating the Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be issued or in the determination or calculation of the equation by which the Portfolio are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Portfolio. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE PORTFOLIO, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
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INDEX DESCRIPTIONS (continued)

The Russell Indices

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Top 200 Index® is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index.

The Russell Top 200® Growth Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. It includes Russell Top 200 Index companies with higher price-to-book ratios and higher growth values.

The Russell Top 200® Value Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. It includes Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

The Portfolio is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indices.

Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indices are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDICES OR ANY DATA INCLUDED IN THE RUSSELL INDICES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE, OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDICES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX OR INDICES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Tokyo Stock Price Index®

The Tokyo Stock Price (“TOPIX”) Index® is a capitalization-weighted index of all firms that are considered to be under the large firms or “first section” on the Tokyo Stock Exchange.

The Index and the TOPIX Trademarks are subject to the intellectual property rights owned by the Tokyo Stock Exchange and the Tokyo Stock Exchange owns all rights and know-how relating to the Index such as calculation, publication and use of its Index and relating to the TOPIX Trademarks. The Tokyo Stock Exchange shall reserve the rights to change the methods of calculation or publication, to cease the calculation or publication of its Index or to change the TOPIX Trademarks or cease the use thereof. The Tokyo Stock Exchange makes no warranty or representation whatsoever, either as to the results stemmed from the use of the TOPIX Trademarks or as to the Portfolio referring to the Index. The Tokyo Stock Exchange gives no assurance regarding accuracy or completeness of the Index and data contained therein. Further, the Tokyo Stock Exchange shall not be liable for the miscalculation, incorrect publication, delayed or interrupted publication of the Index. There is a possibility that the net asset value of the Portfolio may be substantially diversified from the Index although the investment in the Portfolio is carried out by the Portfolio to attain the investment profit in a certain relation linking with the Index. The Portfolio is not in any way sponsored, endorsed or promoted by the Tokyo Stock Exchange. The Tokyo Stock Exchange shall not bear any obligation to give an explanation of the Index or an advice on investments to any purchaser of the Portfolio or to the public. The Tokyo Stock Exchange neither selects specific stocks or groups
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INDEX DESCRIPTIONS (continued) thereof nor takes into account any needs of the issuing company or any purchaser of the Portfolio, for calculation of the Index. Including but not limited to the foregoing, the Tokyo Stock Exchange shall not be responsible for any damage resulting from the issue and sale of the Portfolio.

WisdomTreeSM Global High-Yielding Equity Index

The WisdomTreeSM Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or the Portfolio or the advisability of investing in shares and shall not have any liability in connection with an investment in the Portfolio.

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PERFORMANCE OF THE INDICES

Performance of the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index

Although ING U.S. Bond Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the BCAB Index, the performance shown below for the BCAB Index is not the past performance of the Portfolio or any other investment.

The BCAB Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The BCAB Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past BCAB Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the BCAB Index performance from year to year and the table shows the average annual total returns for the BCAB Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
BCAB Index	%	5.93	6.04	4.97	6.33

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, BCAB Index returns do not represent actual Portfolio performance. BCAB Index performance returns do not reflect management fees, transaction costs or expenses.

64

PERFORMANCE OF THE INDICES  (continued)

Performance of the Euro STOXX 50® Index

Although ING Euro STOXX 50® Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Euro STOXX 50® Index, the performance shown below for the Euro STOXX 50® Index is not the past performance of the Portfolio or any other investment.

The Euro STOXX 50® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Euro STOXX 50® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Euro STOXX 50® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Euro STOXX 50® Index performance from year to year and the table shows the average annual total returns for the Euro STOXX 50® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Euro STOXX 50® Index coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Euro STOXX 50® Index	%	29.69	(4.79)	4.20	0.91

As stated above, the Euro STOXX 50® Index returns do not represent actual Portfolio performance. The Euro STOXX 50® Index performance returns do not reflect management fees, transaction costs or expenses.

65

PERFORMANCE OF THE INDICES (continued)

Performance of the FTSE 100 Index®

Although ING FTSE 100 Index® Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the FTSE 100 Index®, the performance shown below for the FTSE 100 Index® is not the past performance of the Portfolio or any other investment.

The FTSE 100 Index® performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The FTSE 100 Index® performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past FTSE 100 Index® performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the FTSE 100 Index® performance from year to year and the table shows the average annual total returns for the FTSE 100 Index® over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the FTSE 100 Index® coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
FTSE 100 Index®	%	41.69	(6.44)	3.08	1.22

As stated above, FTSE 100 Index® returns do not represent actual Portfolio performance. FTSE 100 Index® performance returns do not reflect management fees, transaction costs or expenses.

66

PERFORMANCE OF THE INDICES (continued)

Performance of the Hang Seng Index

Although ING Hang Seng Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Hang Seng Index, the performance shown below for the Hang Seng Index is not the past performance of the Portfolio or any other investment.

The Hang Seng Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Hang Seng Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Hang Seng Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Hang Seng Index performance from year to year and the table shows the average annual total returns for the Hang Seng Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Hang Seng Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Hang Seng Index	%	56.44	6.42	12.67	5.97

As stated above, Hang Seng Index returns do not represent actual Portfolio performance. Hang Seng Index performance returns do not reflect management fees, transaction costs or expenses.

67

PERFORMANCE OF THE INDICES (continued)

Performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index

Although ING International Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the MSCI EAFE® Index, the performance shown below for the MSCI EAFE® Index is not the past performance of the Portfolio or any other investment.

The MSCI EAFE® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The MSCI EAFE® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past MSCI EAFE® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the MSCI EAFE® Index performance from year to year and the table shows the average annual total returns for the MSCI EAFE® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the MSCI EAFE® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
MSCI EAFE® Index	%	31.78	(6.04)	3.54	1.17

As stated above, MSCI EAFE® Index returns do not represent actual Portfolio performance. MSCI EAFE® Index performance returns do not reflect management fees, transaction costs or expenses.

68

PERFORMANCE OF THE INDICES (continued)

Performance of the NASDAQ-100 Index®

Although ING NASDAQ 100 Index® Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the NASDAQ-100 Index®, the performance shown below for the NASDAQ-100 Index® is not the past performance of the Portfolio or any other investment.

The NASDAQ-100 Index® performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The NASDAQ-100 Index® performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past NASDAQ-100 Index® performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the NASDAQ-100 Index® performance from year to year and the table shows the average annual total returns for the NASDAQ-100 Index® over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the NASDAQ-100 Index® coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
NASDAQ-100 Index®	%	64.11	4.57	4.57	(5.80)

As stated above, NASDAQ-100 Index® returns do not represent actual Portfolio performance. NASDAQ-100 Index® performance returns do not reflect management fees, transaction costs or expenses.

69

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell 2000® Index

Although ING RussellTM Small Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell 2000® Index, the performance shown below for the Russell 2000® Index is not the past performance of the Portfolio or any other investment.

The Russell 2000® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell 2000® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell 2000® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell 2000® Index performance from year to year and the table shows the average annual total returns for the Russell 2000® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell 2000® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell 2000® Index	%	27.17	(6.07)	0.51	3.51

As stated above, Russell 2000® Index returns do not represent actual Portfolio performance. Russell 2000® Index performance returns do not reflect management fees, transaction costs or expenses.

70

PERFORMANCE OF THE INDICES  (continued)

Performance of the Russell Midcap® Growth Index

Although ING RussellTM Mid Cap Growth Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Growth Index, the performance shown below for the Russell Midcap® Growth Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Growth Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Growth Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Growth Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Growth Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Growth Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Growth Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Growth Index	%	46.29	(3.18)	2.40	(0.52)

As stated above, Russell Midcap® Growth Index returns do not represent actual Portfolio performance. Russell Midcap® Growth Index performance returns do not reflect management fees, transaction costs or expenses.

71

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Midcap® Index

Although ING RussellTM Mid Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Index, the performance shown below for the Russell Midcap® Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Index	%	40.48	(4.59)	2.43	4.98

As stated above, Russell Midcap® Index returns do not represent actual Portfolio performance. Russell Midcap® Index performance returns do not reflect management fees, transaction costs or expenses.

72

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Growth Index

Although ING RussellTM Large Cap Growth Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Growth Index, the performance shown below for the Russell Top 200® Growth Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Growth Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Growth Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Growth Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Growth Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Growth Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Growth Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Growth Index	%	34.01	(1.32)	1.42	(4.83)

As stated above, Russell Top 200® Growth Index returns do not represent actual Portfolio performance. Russell Top 200® Growth Index performance returns do not reflect management fees, transaction costs or expenses.

73

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Index

Although ING RussellTM Large Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Index, the performance shown below for the Russell Top 200® Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Index	%	24.21	(5.61)	0.16	(2.26)

As stated above, Russell Top 200® Index returns do not represent actual Portfolio performance. Russell Top 200® Index performance returns do not reflect management fees, transaction costs or expenses.

74

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Value Index

Although ING RussellTM Large Cap Value Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Value Index, the performance shown below for the Russell Top 200® Value Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Value Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Value Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Value Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Value Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Value Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Value Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Value Index	%	14.59	(9.79)	(1.14)	0.37

As stated above, Russell Top 200® Value Index returns do not represent actual Portfolio performance. Russell Top 200® Value Index performance returns do not reflect management fees, transaction costs or expenses.

75

PERFORMANCE OF THE INDICES (continued)

Performance of the TOPIX Index®

Although ING Japan TOPIX Index® Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the TOPIX Index®, the performance shown below for the TOPIX Index® is not the past performance of the Portfolio or any other investment.

The TOPIX Index® performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The TOPIX Index® performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past TOPIX Index® performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the TOPIX Index® performance from year to year and the table shows the average annual total returns for the TOPIX Index® over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the TOPIX Index® coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
TOPIX Index®	%	5.22	(9.94)	(1.21)	(4.17)

As stated above, TOPIX Index® returns do not represent actual Portfolio performance. TOPIX Index® performance returns do not reflect management fees, transaction costs or expenses.

76

PERFORMANCE OF THE INDICES  (continued)

Performance of the WisdomTreeSM Global High-Yielding Equity (“WisdomTree GHYE”) Index

Although ING WisdomTreeSM Global High-Yielding Equity Index Portfolio investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the WisdomTree GHYE Index, the performance shown below for the WisdomTree GHYE Index is not the past performance of the Portfolio or any other investment.

The WisdomTree GHYE Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The WisdomTree GHYE Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past WisdomTree GHYE Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the WisdomTree GHYE Index performance for the first full calendar year of operation and the table shows the average annual total returns for the WisdomTree GHYE Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years (or since inception)	5 Years	10 Years
WisdomTree GHYE Index	%	31.91	(9.48)[1]	N/A	N/A
1	Since inception performance for the WisdomTree GHYE Index is shown from February 1, 2008.

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, WisdomTree GHYE Index returns do not represent actual Portfolio performance. WisdomTree GHYE Index performance returns do not reflect management fees, transaction costs or expenses.

77

FINANCIAL HIGHLIGHTS

Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, no financial highlights have been included.

The following financial highlights are intended to help you understand each Portfolio’s Class ADV shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

78

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Euro STOXX 50® Index Portfolio
Class ADV
08-17-09(4)-12-31-09	10.00	0.06•	1.57	1.63	—	—	—	—	—	11.63	16.30	1.32	0.97	0.97	1.29	665	1
ING FTSE 100 Index® Portfolio
Class ADV
08-17-09(4)-12-31-09	10.00	0.06•	1.54	1.60	—	—	—	—	—	11.60	16.00(a)	1.33	0.98	0.98	1.25	759	8
ING Hang Seng Index Portfolio
Class ADV
05-04-09(4)-12-31-09	10.00	0.13•	2.94	3.07	0.02	—	0.01	0.03	—	13.04	30.72	1.39	1.28†	1.28†	1.58†	4	3
ING International Index Portfolio
Class ADV
12-31-09	6.43	0.09•	1.65	1.74	—	—	—	—	—	8.17	27.06	1.08	0.99†	0.99†	1.13†	1,641	92
03-10-08(4) - 12-31-08	10.00	0.20•	(3.69)	(3.49)	0.08	—	—	0.08	—	6.43	(34.85)	1.17	1.00†	1.00†	2.87†	2	22
ING Japan TOPIX Index® Portfolio
Class ADV
08-17-09(4)-12-31-09	10.00	(0.04)•	(0.16)	(0.20)	—	—	—	—	—	9.80	(2.00)	1.29	0.94	0.94	(1.02)	327	5
ING RussellTM Large Cap Growth Index Portfolio
Class ADV
05-01-09(4) - 12-31-09	10.00	0.07•	2.74	2.81	—	—	—	—	—	12.81	28.10	1.12	1.02†	0.98†	0.87†	151	5
ING RussellTM Large Cap Index Portfolio
Class ADV
12-31-09	7.19	0.10•	1.56	1.66	—	—	—	—	—	8.85	23.09	0.90	0.87†	0.87†	1.31†	6,835	44
03-10-08(4) - 12-31-08	10.00	0.13•	(2.87)	(2.74)	0.07	—	—	0.07	—	7.19	(27.42)	0.89	0.87†	0.87†	1.98†	1,135	8
ING RussellTM Large Cap Value Index Portfolio
Class ADV
05-01-09(4)-12-31-09	10.00	0.10•	2.51	2.61	—	—	—	—	—	12.61	26.10	1.17	1.06†	1.06†	1.30†	26	87
ING RussellTM Mid Cap Growth Index Portfolio
Class ADV
05-01-09(4)-12-31-09	10.00	0.02	3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	1.04†	1.04†	0.30†	4	42
ING RussellTM Mid Cap Index Portfolio
Class ADV
12-31-09	6.63	0.10•	2.51	2.61	—	—	—	—	—	9.24	39.37	0.93	0.93†	0.93†	1.18†	2,856	7
03-10-08(4) - 12-31-08	10.00	0.08•	(3.37)	(3.29)	0.07	—	0.01	0.08	—	6.63	(32.92)	1.01	0.93†	0.93†	1.00†	61	30
See Accompanying Notes to Financial Highlights
79

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING RussellTM Small Cap Index Portfolio
Class ADV
12-31-09	7.72	0.06•	1.96	2.02	—	—	—	—	—	9.74	26.17	0.97	0.95†	0.95†	0.74†	1,972	16
03-10-08(4) - 12-31-08	10.00	0.11•	(2.32)	(2.21)	0.06	—	0.01	0.07	—	7.72	(22.02)	1.27	1.17†	1.17†	1.74†	571	35
ING U.S. Bond Index Portfolio
Class ADV
12-31-09	10.12	0.23•	0.30	0.53	0.20	0.08	—	0.28	—	10.37	5.29	0.94	0.94†	0.94†	2.27†	1,432	380
03-10-08(4) - 12-31-08	10.00	0.25	0.07	0.32	0.18	0.02	—	0.20	—	10.12	3.26	1.01	0.95†	0.95†	2.95†	143	360
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
12-31-09	5.99	0.22	1.55	1.77	—	—	—	—	—	7.76	29.55	1.31	1.29†	1.29†	3.40†	1	66
01-28-08(4) - 12-31-08	10.00	0.34•	(4.18)	(3.84)	0.17	—	—	0.17	—	5.99	(38.33)	1.66	1.20†	1.20†	4.28†	1	128

See Accompanying Notes to Financial Highlights
80

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.

•Calculated using average number of shares outstanding throughout the period.

†Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratios and net investment income or loss ratio.

*	Amount is less than $500.
**	Amount is less than $0.005 or more than $(0.005).
(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.
81

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Portfolios, Inc.	811-7651
ING Euro STOXX 50® Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING International Index Portfolio
ING Japan TOPIX Index® Portfolio
ING NASDAQ 100 Index® Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
PRO-IDXA-10 (0410-043010)

Prospectus	April 30, 2010

  ING Euro STOXX 50® Index PortfolioI/IDJIX
  ING FTSE 100 Index® PortfolioI/IIFPX
  ING Hang Seng Index PortfolioI/IHPIX
  ING International Index PortfolioI/IIIIX
  ING Japan TOPIX Index® PortfolioI/IJIIX
  ING NASDAQ 100 Index® PortfolioI/INQIX
  ING RussellTM Large Cap Growth Index PortfolioI/IRLNX
  ING RussellTM Large Cap Index PortfolioI/IIRLX
  ING RussellTM Large Cap Value Index PortfolioI/IRVIX
  ING RussellTM Mid Cap Growth Index PortfolioI/IRGJX
  ING RussellTM Mid Cap Index PortfolioI/IIRMX
  ING RussellTM Small Cap Index PortfolioI/IIRSX
  ING U.S. Bond Index PortfolioI/ILBAX
  ING WisdomTreeSM Global High-Yielding Equity Index PortfolioI/IGHIX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Euro STOXX 50® Index Portfolio

(formerly, ING Dow Jones EURO STOXX 50® Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.82%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$48	185	375	925

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio
1

does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

ING Euro STOXX 50® Index Portfolio
2

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Euro STOXX 50® Index Portfolio
3

ING FTSE 100 Index® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.83%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.48%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$49	189	381	937

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index includes 100 of the most highly capitalized companies located in the United Kingdom listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services and natural resources sectors. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

4

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks
ING FTSE 100 Index® Portfolio
5

associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING FTSE 100 Index® Portfolio
6

ING Hang Seng Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.90%
Waivers and Reimbursements[3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.79%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$81	270	474	1,065

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
7

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial
ING Hang Seng Index Portfolio
8

resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Hang Seng Index Portfolio
9

ING International Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.38%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.58%
Waivers and Reimbursements[1]	(0.08)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.50%

1	The adviser is contractually obligated to limit expenses to 0.50% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$51	178	316	718

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the MSCI Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore has a performance disadvantage versus the Index.

10

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING International Index Portfolio
11

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 24.86% and Worst quarter: 1st, 2009, (15.29)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	28.08	(9.42)	N/A	03/10/08
MSCI EAFE® Index[1]	%	31.78	(10.83)[2]	N/A	—
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING International Index Portfolio
12

ING Japan TOPIX Index® Portfolio (formerly, ING Japan Equity Index Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.79%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.44%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).

2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$45	174	354	878

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

13

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

ING Japan TOPIX Index® Portfolio
14

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Japan TOPIX Index® Portfolio
15

ING NASDAQ 100 Index® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Nasdaq-100 Index® (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses[1]	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.78%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2012. The administrator is contractually obligated to waive 0.10% of the administrative services fee through August 5, 2012. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2012. These waivers will only renew if the adviser and/or the administrator elects to renew them.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	160	326	810

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

Since the Portfolio had not commenced operations as of December 31, 2009 there is no annual portfolio turnover rate information included.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio
16

does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING NASDAQ 100 Index® Portfolio
17

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Vincent Costa
Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

^
ING NASDAQ 100 Index® Portfolio
18

ING RussellTM Large Cap Growth Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.62%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.50%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to limit expenses to 0.50% through May 1, 2011. There is no guarantee the limitation will continue after May 1, 2011. The limitation will only renew if the adviser elects to renew it. Also, the adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$51	184	329	752

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. The Index includes Russell Top 200® Index companies with higher price-to-book ratios and higher forecast growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $2.28 billion and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
19

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)
ING RussellTM Large Cap Growth Index Portfolio
20

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Growth Index Portfolio
21

ING RussellTM Large Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.41%
Waivers and Reimbursements[2]	(0.03)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.38%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.37% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$39	129	227	515

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009 the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

22

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING RussellTM Large Cap Index Portfolio
23

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 14.84% and Worst quarter: 1st, 2009, (11.10)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	23.73	(5.51)	N/A	03/10/08
Russell Top 200® Index[1]	%	24.21	(7.19)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Index Portfolio
24

ING RussellTM Large Cap Value Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Value Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.67%
Waivers and Reimbursements[2]	(0.17)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.50%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to limit expenses to 0.50% through May 1, 2011. There is no guarantee the limitation will continue after May 1, 2011. The limitation will only renew if the adviser elects to renew it. Also, the adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$51	193	347	796

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equities universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. The Index includes those Russell Top 200® Index companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $2.28 billion and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

25

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

ING RussellTM Large Cap Value Index Portfolio
26

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Value Index Portfolio
27

ING RussellTM Mid Cap Growth Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.64%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.54%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$55	193	342	778

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The index is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $15.5 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio
28

does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING RussellTM Mid Cap Growth Index Portfolio
29

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Growth Index Portfolio
30

ING RussellTM Mid Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.31%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.43%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%
1	The adviser is contractually obligated to limit expenses to 0.43% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track,
31

as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING RussellTM Mid Cap Index Portfolio
32

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.90% and Worst quarter: 1st, 2009, (9.05)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	40.12	(3.22)	N/A	03/10/08
Russell Midcap® Index[1]	%	40.48	(5.57)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Index Portfolio
33

ING RussellTM Small Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.33%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.48%
Waivers and Reimbursements[2]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.46%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$47	152	267	602

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

34

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING RussellTM Small Cap Index Portfolio
35

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.52% and Worst quarter: 1st, 2009, (15.10)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	26.58	(0.48)	N/A	03/10/08
Russell 2000® Index[1]	%	27.17	(3.41)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Small Cap Index Portfolio
36

ING U.S. Bond Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.32%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[1]	0.46%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.46%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$47	148	258	579

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 380% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. To Be Announced (“TBA”) purchase commitments shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.

The Portfolio uses quantitative techniques to match the expected return of the Index for changes in spreads and interest rates. The process results in a Portfolio that will hold debt securities in proportions that differ from those represented in the Index. The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years.

37

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

Generally, the Portfolio will not hold all of the same debt securities as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a debt security when the debt security’s percentage weighting in the Index is reduced, when the debt security is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING U.S. Bond Index Portfolio
38

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 3rd, 2009, 3.63% and Worst quarter: 1st, 2009, (0.20)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	5.88	5.22	N/A	03/07/08
BCAB Index[1]	%	5.93	5.07[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	Neuberger Berman Fixed Income LLC
Portfolio Managers
Andrew A. Johnson	Tracy L. Gage
Portfolio Manager (since 03/08)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING U.S. Bond Index Portfolio
39

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment returns that closely correspond to the price and yield performance, (before fees and expenses) of the WisdomTreeSM Global High-Yielding Equity Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.46%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[1]	0.83%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.84% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$85	265	460	1,025

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in equity securities of issuers in a number of different countries, including the United States. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio employs a “passive management” approach that is designed to track the performance of the Index. The Portfolio generally uses a replication strategy to achieve its investment objective; however, the Portfolio may use quantitative techniques to eliminate certain holdings that are immaterial to the expected return of the Index. This process may result in a Portfolio that will hold securities in proportions that differ from those represented in the Index.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components.

The Portfolio may not always hold all of the same securities as the Index. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does
40

not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage over the Index.

The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
41

waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.99% and Worst quarter: 1st, 2009, (16.92)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I	%	29.15	(10.98)	N/A	01/28/08
WisdomTree GHYE Index[1]	%	31.91	(9.48)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
42

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

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KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

For a complete description of a Portfolio’s principal investment strategies, please see the the respective Portfolio’s summary prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Concentration in Natural Resources Industry.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Technology Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets;
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Index Strategy.  The index selected may underperform the overall market and a portfolio’s might fail to track its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets, except as noted below:

Management Fees
ING Euro STOXX 50® Index Portfolio	0.60%[1]
ING FTSE 100 Index® Portfolio	0.60%[1]
ING Hang Seng Index Portfolio	0.60%[1]
ING International Index Portfolio	0.38%
ING Japan TOPIX Index® Portfolio	0.60%[1]
ING NASDAQ 100 Index® Portfolio	0.60%[2]
ING RussellTM Large Cap Growth Index Portfolio	0.45%[1]
ING RussellTM Large Cap Index Portfolio	0.25%
ING RussellTM Large Cap Value Index Portfolio	0.45%[1]
ING RussellTM Mid Cap Growth Index Portfolio	0.45%[1]
ING RussellTM Mid Cap Index Portfolio	0.31%
ING RussellTM Small Cap Index Portfolio	0.33%
ING U.S. Bond Index Portfolio	0.32%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	0.46%
1	Management fees paid reflect the current contractual rate for the most recent fiscal period (annualized).
2	Management fee to be paid based on current contractual rate.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), for all Portfolios except ING Hang Seng Index Portfolio, ING NASDAQ 100 Index® Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Growth Index, and ING U.S. Bond Index Portfolio, please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), with respect to ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, and ING RussellTM Mid Cap Growth Index, please refer to these Portfolios’ semi-annual shareholder report dated June 30, 2009.

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MANAGEMENT OF THE PORTFOLIOS (continued) For information regarding the basis for the Board’s approval of the investment sub- advisory relationship, with respect to ING U.S. Bond Index Portfolio, please refer to the Portfolio’s semi-annual shareholder report dated June 30, 2009. For information regarding the Board’s approval of the Portfolio’s investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), with respect to ING NASDAQ 100 Index® Portfolio, please refer to either the Portfolio’s annual or semi-annual shareholder report filed immediately following its commencement of operations.

The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. One of these sub-advisers is an affiliate of the Adviser.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolios’ Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

All Portfolios Except ING U.S. Bond Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolios.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING U.S. Bond Index Portfolio

Neuberger Berman Fixed Income LLC

In May 2009, the Sub-Adviser to the Portfolio changed its name from Lehman Brothers Asset Management LLC to Neuberger Berman Fixed Income LLC (“Neuberger”) in connection with the sale of the Sub-Adviser together with the Neuberger Berman business and certain alternative asset management businesses of Lehman Brothers Holdings Inc’s (“LBHI”) investment management division to a newly organized company called Neuberger Berman Group LLC (“NBG”). NBG is 51% owned indirectly by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG and 49% owned by LBHI and/or its affiliates.

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MANAGEMENT OF THE PORTFOLIOS (continued) As of December 31, 2009 Neuberger managed approximately $3.8 billion in total assets. Neuberger’s principal address is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

The following individuals jointly share responsibility for the day-to-day management of ING U.S. Bond Index Portfolio.

Andrew A. Johnson, Managing Director, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment-grade fixed-income and lead portfolio manager for multiple core bond portfolios. He is the Chief Investment Officer for investment-grade strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team.

Tracy L. Gage, Senior Vice President, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1995. Ms. Gage is a portfolio manager responsible for U.S. Treasury and Agency strategies and trade execution. She also manages portfolio rebalancing activities and is a member of the Structured Products Team.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING U.S. Bond Index Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING U.S. Bond Index Portfolio declares and pays dividends on ordinary income on a quaterly basis and distributes capital gains distributions, if any, on an annual basis.

To comply with federal tax regulations, the Portfolios may also pay an additional dividend or capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Euro STOXX 50® Index

Europe’s leading Blue-chip index for the Eurozone, provides a Blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

STOXX Limited (“STOXX”) and its licensors, including Dow Jones & Co. Inc. (“Dow Jones”) have no relationship to the Portfolio, other than the licensing of its Index and the related trademarks for use in connection with the Portfolio. STOXX and Dow Jones do not sponsor, endorse, sell or promote the Portfolio; recommend that any person invest in the Portfolio or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Portfolio; have any responsibility or liability for the administration, management or marketing of the Portfolio; or consider the needs of the Portfolio or the owners of the Portfolio in determining, composing or calculating the Index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Portfolio. Specifically, STOXX and Dow Jones do not make any warranty, express or implied and disclaim any and all warranty about: the results to be obtained by the Portfolio, the owner of the Portfolio or any other person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; or the merchantability and the fitness for a particular purpose or use of the Index and its data. STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between the Portfolio and STOXX is solely for their benefit and not for the benefit of the owners of the Portfolio or any other third parties.

Financial Times Stock Exchange 100 Index®

The Financial Times Stock Exchange (“FTSE”) 100 Index® is a share index of the 100 most capitalized United Kingdom companies listed on the London Stock Exchange.

The Portfolio is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) (together the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of its Index and/or the figure at which the Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. FTSE®, FT-SE®, Footsie®, FTSE4Good® and techMARK® are trade marks of the Exchange and the FT and are used by FTSE under license. All-World®, All-Share® and All-Small® are trade marks of FTSE.

Hang Seng Index

The Hang Seng Index (“HSI”) is a freefloat-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investment Management Co. and ING Investments, LLC in connection with the Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever
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INDEX DESCRIPTIONS (continued) relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENT MANAGEMENT CO. AND ING INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

Morgan Stanley Capital International - Europe, Australasia, and Far East® Index

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

NASDAQ-100 Index®

The NASDAQ-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly, or the ability of their Index to track general stock market performance. The Corporations’ only relationship to the Portfolio is in the licensing of the Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq-100®, and the Index’s registered trademarks, and certain trade names of the Corporations and the use of the Index which is determined, composed and calculated by NASDAQ OMX without regard to the Portfolio. NASDAQ OMX has no obligation to take the needs of the Portfolio or its owners into consideration in determining, composing or calculating the Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be issued or in the determination or calculation of the equation by which the Portfolio are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Portfolio. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE PORTFOLIO, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
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INDEX DESCRIPTIONS (continued)

The Russell Indices

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Top 200 Index® is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index.

The Russell Top 200® Growth Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. It includes Russell Top 200 Index companies with higher price-to-book ratios and higher growth values.

The Russell Top 200® Value Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. It includes Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

The Portfolio is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indices.

Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indices are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDICES OR ANY DATA INCLUDED IN THE RUSSELL INDICES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE, OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDICES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX OR INDICES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Tokyo Stock Price Index®

The Tokyo Stock Price (“TOPIX”) Index® is a capitalization-weighted index of all firms that are considered to be under the large firms or “first section” on the Tokyo Stock Exchange.

The Index and the TOPIX Trademarks are subject to the intellectual property rights owned by the Tokyo Stock Exchange and the Tokyo Stock Exchange owns all rights and know-how relating to the Index such as calculation, publication and use of its Index and relating to the TOPIX Trademarks. The Tokyo Stock Exchange shall reserve the rights to change the methods of calculation or publication, to cease the calculation or publication of its Index or to change the TOPIX Trademarks or cease the use thereof. The Tokyo Stock Exchange makes no warranty or representation whatsoever, either as to the results stemmed from the use of the TOPIX Trademarks or as to the Portfolio referring to the Index. The Tokyo Stock Exchange gives no assurance regarding accuracy or completeness of the Index and data contained therein. Further, the Tokyo Stock Exchange shall not be liable for the miscalculation, incorrect publication, delayed or interrupted publication of the Index. There is a possibility that the net asset value of the Portfolio may be substantially diversified from the Index although the investment in the Portfolio is carried out by the Portfolio to attain the investment profit in a certain relation linking with the Index. The Portfolio is not in any way sponsored, endorsed or promoted by the Tokyo Stock Exchange. The Tokyo Stock Exchange shall not bear any obligation to give an explanation of the Index or an advice on investments to any purchaser of the Portfolio or to the public. The Tokyo Stock Exchange neither selects specific stocks or groups
62

INDEX DESCRIPTIONS (continued) thereof nor takes into account any needs of the issuing company or any purchaser of the Portfolio, for calculation of the Index. Including but not limited to the foregoing, the Tokyo Stock Exchange shall not be responsible for any damage resulting from the issue and sale of the Portfolio.

WisdomTreeSM Global High-Yielding Equity Index

The WisdomTreeSM Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or the Portfolio or the advisability of investing in shares and shall not have any liability in connection with an investment in the Portfolio.

63

PERFORMANCE OF THE INDICES

Performance of the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index

Although ING U.S. Bond Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the BCAB Index, the performance shown below for the BCAB Index is not the past performance of the Portfolio or any other investment.

The BCAB Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The BCAB Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past BCAB Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the BCAB Index performance from year to year and the table shows the average annual total returns for the BCAB Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
BCAB Index	%	5.93	6.04	4.97	6.33

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, BCAB Index returns do not represent actual Portfolio performance. BCAB Index performance returns do not reflect management fees, transaction costs or expenses.

64

PERFORMANCE OF THE INDICES  (continued)

Performance of the Euro STOXX 50® Index

Although ING Euro STOXX 50® Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Euro STOXX 50® Index, the performance shown below for the Euro STOXX 50® Index is not the past performance of the Portfolio or any other investment.

The Euro STOXX 50® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Euro STOXX 50® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Euro STOXX 50® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Euro STOXX 50® Index performance from year to year and the table shows the average annual total returns for the Euro STOXX 50® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Euro STOXX 50® Index coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Euro STOXX 50® Index	%	29.69	(4.79)	4.20	0.91

As stated above, the Euro STOXX 50® Index returns do not represent actual Portfolio performance. The Euro STOXX 50® Index performance returns do not reflect management fees, transaction costs or expenses.

65

PERFORMANCE OF THE INDICES (continued)

Performance of the FTSE 100 Index®

Although ING FTSE 100 Index® Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the FTSE 100 Index®, the performance shown below for the FTSE 100 Index® is not the past performance of the Portfolio or any other investment.

The FTSE 100 Index® performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The FTSE 100 Index® performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past FTSE 100 Index® performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the FTSE 100 Index® performance from year to year and the table shows the average annual total returns for the FTSE 100 Index® over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the FTSE 100 Index® coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
FTSE 100 Index®	%	41.69	(6.44)	3.08	1.22

As stated above, FTSE 100 Index® returns do not represent actual Portfolio performance. FTSE 100 Index® performance returns do not reflect management fees, transaction costs or expenses.

66

PERFORMANCE OF THE INDICES (continued)

Performance of the Hang Seng Index

Although ING Hang Seng Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Hang Seng Index, the performance shown below for the Hang Seng Index is not the past performance of the Portfolio or any other investment.

The Hang Seng Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Hang Seng Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Hang Seng Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Hang Seng Index performance from year to year and the table shows the average annual total returns for the Hang Seng Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Hang Seng Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Hang Seng Index	%	56.44	6.42	12.67	5.97

As stated above, Hang Seng Index returns do not represent actual Portfolio performance. Hang Seng Index performance returns do not reflect management fees, transaction costs or expenses.

67

PERFORMANCE OF THE INDICES (continued)

Performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index

Although ING International Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the MSCI EAFE® Index, the performance shown below for the MSCI EAFE® Index is not the past performance of the Portfolio or any other investment.

The MSCI EAFE® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The MSCI EAFE® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past MSCI EAFE® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the MSCI EAFE® Index performance from year to year and the table shows the average annual total returns for the MSCI EAFE® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the MSCI EAFE® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
MSCI EAFE® Index	%	31.78	(6.04)	3.54	1.17

As stated above, MSCI EAFE® Index returns do not represent actual Portfolio performance. MSCI EAFE® Index performance returns do not reflect management fees, transaction costs or expenses.

68

PERFORMANCE OF THE INDICES (continued)

Performance of the NASDAQ-100 Index®

Although ING NASDAQ 100 Index® Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the NASDAQ-100 Index®, the performance shown below for the NASDAQ-100 Index® is not the past performance of the Portfolio or any other investment.

The NASDAQ-100 Index® performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The NASDAQ-100 Index® performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past NASDAQ-100 Index® performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the NASDAQ-100 Index® performance from year to year and the table shows the average annual total returns for the NASDAQ-100 Index® over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the NASDAQ-100 Index® coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
NASDAQ-100 Index®	%	64.11	4.57	4.57	(5.80)

As stated above, NASDAQ-100 Index® returns do not represent actual Portfolio performance. NASDAQ-100 Index® performance returns do not reflect management fees, transaction costs or expenses.

69

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell 2000® Index

Although ING RussellTM Small Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell 2000® Index, the performance shown below for the Russell 2000® Index is not the past performance of the Portfolio or any other investment.

The Russell 2000® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell 2000® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell 2000® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell 2000® Index performance from year to year and the table shows the average annual total returns for the Russell 2000® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell 2000® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell 2000® Index	%	27.17	(6.07)	0.51	3.51

As stated above, Russell 2000® Index returns do not represent actual Portfolio performance. Russell 2000® Index performance returns do not reflect management fees, transaction costs or expenses.

70

PERFORMANCE OF THE INDICES  (continued)

Performance of the Russell Midcap® Growth Index

Although ING RussellTM Mid Cap Growth Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Growth Index, the performance shown below for the Russell Midcap® Growth Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Growth Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Growth Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Growth Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Growth Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Growth Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Growth Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Growth Index	%	46.29	(3.18)	2.40	(0.52)

As stated above, Russell Midcap® Growth Index returns do not represent actual Portfolio performance. Russell Midcap® Growth Index performance returns do not reflect management fees, transaction costs or expenses.

71

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Midcap® Index

Although ING RussellTM Mid Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Index, the performance shown below for the Russell Midcap® Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Index	%	40.48	(4.59)	2.43	4.98

As stated above, Russell Midcap® Index returns do not represent actual Portfolio performance. Russell Midcap® Index performance returns do not reflect management fees, transaction costs or expenses.

72

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Growth Index

Although ING RussellTM Large Cap Growth Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Growth Index, the performance shown below for the Russell Top 200® Growth Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Growth Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Growth Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Growth Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Growth Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Growth Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Growth Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Growth Index	%	34.01	(1.32)	1.42	(4.83)

As stated above, Russell Top 200® Growth Index returns do not represent actual Portfolio performance. Russell Top 200® Growth Index performance returns do not reflect management fees, transaction costs or expenses.

73

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Index

Although ING RussellTM Large Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Index, the performance shown below for the Russell Top 200® Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Index	%	24.21	(5.61)	0.16	(2.26)

As stated above, Russell Top 200® Index returns do not represent actual Portfolio performance. Russell Top 200® Index performance returns do not reflect management fees, transaction costs or expenses.

74

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Value Index

Although ING RussellTM Large Cap Value Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Value Index, the performance shown below for the Russell Top 200® Value Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Value Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Value Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Value Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Value Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Value Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Value Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Value Index	%	14.59	(9.79)	(1.14)	0.37

As stated above, Russell Top 200® Value Index returns do not represent actual Portfolio performance. Russell Top 200® Value Index performance returns do not reflect management fees, transaction costs or expenses.

75

PERFORMANCE OF THE INDICES (continued)

Performance of the TOPIX Index®

Although ING Japan TOPIX Index® Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the TOPIX Index®, the performance shown below for the TOPIX Index® is not the past performance of the Portfolio or any other investment.

The TOPIX Index® performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The TOPIX Index® performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts or qualified plans. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts or qualified plans for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past TOPIX Index® performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the TOPIX Index® performance from year to year and the table shows the average annual total returns for the TOPIX Index® over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the TOPIX Index® coincides with a long period of rising markets followed by recent broad declines.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
TOPIX Index®	%	5.22	(9.94)	(1.21)	(4.17)

As stated above, TOPIX Index® returns do not represent actual Portfolio performance. TOPIX Index® performance returns do not reflect management fees, transaction costs or expenses.

76

PERFORMANCE OF THE INDICES  (continued)

Performance of the WisdomTreeSM Global High-Yielding Equity (“WisdomTree GHYE”) Index

Although ING WisdomTreeSM Global High-Yielding Equity Index Portfolio investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the WisdomTree GHYE Index, the performance shown below for the WisdomTree GHYE Index is not the past performance of the Portfolio or any other investment.

The WisdomTree GHYE Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The WisdomTree GHYE Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past WisdomTree GHYE Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the WisdomTree GHYE Index performance for the first full calendar year of operation and the table shows the average annual total returns for the WisdomTree GHYE Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years (or since inception)	5 Years	10 Years
WisdomTree GHYE Index	%	31.91	(9.48)[1]	N/A	N/A
1	Since inception performance for the WisdomTree GHYE Index is shown from February 1, 2008.

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, WisdomTree GHYE Index returns do not represent actual Portfolio performance. WisdomTree GHYE Index performance returns do not reflect management fees, transaction costs or expenses.

77

FINANCIAL HIGHLIGHTS

Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, no financial highlights have been included.

The following financial highlights are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

78

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Euro STOXX 50® Index Portfolio
Class I
08-17-09(4)-12-31-09	10.00	0.07•	1.59	1.66	—	—	—	—	—	11.66	16.60	0.82	0.47	0.47	1.42	824,138	1
ING FTSE 100 Index® Portfolio
Class I
08-17-09(4)-12-31-09	10.00	0.11•	1.50	1.61	—	—	—	—	—	11.61	16.10(a)	0.83	0.48	0.48	2.38	619,886	8
ING Hang Seng Index Portfolio
Class I
05-04-09(4)-12-31-09	10.00	0.04•	3.07	3.11	0.06	—	0.01	0.07	—	13.04	31.14	0.89	0.78†	0.78†	0.48†	101,683	3
ING International Index Portfolio
Class I
12-31-09	6.41	0.18•	1.62	1.80	—	—	—	—	—	8.21	28.08	0.58	0.50†	0.50†	2.54†	216,453	92
03-10-08(4) - 12-31-08	10.00	0.17•	(3.65)	(3.48)	0.11	—	—	0.11	—	6.41	(34.73)	0.67	0.50†	0.50†	2.56†	237,777	22
ING Japan TOPIX Index® Portfolio
Class I
08-17-09(4)-12-31-09	10.00	0.01	(0.19)	(0.18)	—	—	—	—	—	9.82	(1.80)	0.79	0.44	0.44	0.31	504,443	5
ING RussellTM Large Cap Growth Index Portfolio
Class I
05-01-09(4)-12-31-09	10.00	0.08	2.76	2.84	—	—	—	—	—	12.84	28.40	0.62	0.52†	0.48†	1.45†	241,608	5
ING RussellTM Large Cap Index Portfolio
Class I
12-31-09	7.21	0.15•	1.56	1.71	0.00**	—	—	—	—	8.92	23.73	0.40	0.37†	0.37†	2.02†	251,504	44
03-10-08(4) - 12-31-08	10.00	0.17•	(2.88)	(2.71)	0.08	—	—	0.08	—	7.21	(27.06)	0.39	0.37†	0.37†	2.31†	1,057,974	8
ING RussellTM Large Cap Value Index Portfolio
Class I
05-01-09(4)-12-31-09	10.00	0.15•	2.50	2.65	—	—	—	—	—	12.65	26.50	0.67	0.56†	0.56†	1.89†	48,211	87
ING RussellTM Mid Cap Growth Index Portfolio
Class I
05-01-09(4)-12-31-09	10.00	0.05•	3.09	3.14	—	—	—	—	—	13.14	31.40	0.64	0.54†	0.54†	0.72†	9,644	42
ING RussellTM Mid Cap Index Portfolio
Class I
12-31-09	6.63	0.13•	2.53	2.66	—	—	—	—	—	9.29	40.12	0.43	0.43†	0.43†	1.59†	1,285,223	7
03-10-08(4) - 12-31-08	10.00	0.13•	(3.41)	(3.28)	0.08	—	0.01	0.09	—	6.63	(32.74)	0.51	0.43†	0.43†	1.74†	117,525	30
See Accompanying Notes to Financial Highlights
79

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING RussellTM Small Cap Index Portfolio
Class I
12-31-09	7.75	0.10•	1.96	2.06	—	—	—	—	—	9.81	26.58	0.47	0.45†	0.45†	1.23†	514,616	16
03-10-08(4) - 12-31-08	10.00	0.12•	(2.29)	(2.17)	0.07	—	0.01	0.08	—	7.75	(21.68)	0.53	0.45†	0.45†	1.49†	132,762	35
ING U.S. Bond Index Portfolio
Class I
12-31-09	10.12	0.28•	0.31	0.59	0.24	0.08	—	0.32	—	10.39	5.88	0.44	0.44†	0.44†	2.66†	3,501,280	380
03-07-08(4) - 12-31-08	10.00	0.28•	0.08	0.36	0.22	0.02	—	0.24	—	10.12	3.61	0.51	0.45†	0.45†	3.42†	107,276	360
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class I
12-31-09	5.97	(0.05)	1.79	1.74	—	—	—	—	—	7.71	29.15	0.81	0.79†	0.79†	(0.79)†	0*	66
01-28-08(4) - 12-31-08	10.00	0.41•	(4.23)	(3.82)	0.21	—	—	0.21	—	5.97	(38.10)	1.16	0.70†	0.70†	4.92†	0*	128

See Accompanying Notes to Financial Highlights
80

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.

•Calculated using average number of shares outstanding throughout the period.

†Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratios and net investment income or loss ratio.

*	Amount is less than $500.
**	Amount is less than $0.005 or more than $(0.005).
(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.
81

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Portfolios, Inc.	811-7651
ING Euro STOXX 50® Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING International Index Portfolio
ING Japan TOPIX Index® Portfolio
ING NASDAQ 100 Index® Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
PRO-IDXI-10 (0410-043010)

Prospectus	April 30, 2010

  ING Hang Seng Index PortfolioS/IHPSX
  ING International Index PortfolioS/INTIX
  ING RussellTM Large Cap Growth Index PortfolioS/IRLSX
  ING RussellTM Large Cap Index PortfolioS/IRLCX
  ING RussellTM Large Cap Value Index PortfolioS/IRVSX
  ING RussellTM Mid Cap Growth Index PortfolioS/IRGUX
  ING RussellTM Mid Cap Index PortfolioS/IRMCX
  ING RussellTM Small Cap Index PortfolioS/IRSSX
  ING U.S. Bond Index PortfolioS/ILABX
  ING WisdomTreeSM Global High-Yielding Equity Index PortfolioS/IGHSX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING Hang Seng Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.04%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$106	348	609	1,356

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
1

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial
ING Hang Seng Index Portfolio
2

resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING Hang Seng Index Portfolio
3

ING International Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.38%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.83%
Waivers and Reimbursements[1]	(0.08%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.75%

1	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$77	257	453	1,018

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the MSCI Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore has a performance disadvantage versus the Index.

4

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING International Index Portfolio
5

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 24.91% and Worst quarter: 1st, 2009, (15.44)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S	%	27.46	(9.71)	N/A	03/10/08
MSCI EAFE® Index[1]	%	31.78	(10.83)[2]	N/A	—
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

^
ING International Index Portfolio
6

ING RussellTM Large Cap Growth Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.87%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.75%

1	Expense information is estimated based on the actual operating expenses (including any contractual fee caps or adjustments) for the most recent fiscal period (annualized).
2	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2011. There is no guarantee the limitation will continue after May 1, 2011. The limitation will only renew if the adviser elects to renew it. Also, the adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$77	263	466	1,051

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. The Index includes Russell Top 200® Index companies with higher price-to-book ratios and higher forecast growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $2.28 billion and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
7

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)
ING RussellTM Large Cap Growth Index Portfolio
8

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Growth Index Portfolio
9

ING RussellTM Large Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.66%
Waivers and Reimbursements[2]	(0.03)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.63%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.62% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$64	208	365	820

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009 the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

10

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

ING RussellTM Large Cap Index Portfolio
11

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 14.69% and Worst quarter: 1st, 2009, (11.11)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S	%	23.47	(5.74)	N/A	03/10/08
Russell Top 200® Index[1]	%	24.21	(7.19)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Index Portfolio
12

ING RussellTM Large Cap Value Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Value Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.92%
Waivers and Reimbursements[2]	(0.17)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.75%

1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).

2	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2011. There is no guarantee the limitation will continue after May 1, 2011. The limitation will only renew if the adviser elects to renew it. Also, the adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$77	272	484	1,094

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equities universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. The Index includes those Russell Top 200® Index companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $2.28 billion and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

13

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

ING RussellTM Large Cap Value Index Portfolio
14

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Large Cap Value Index Portfolio
15

ING RussellTM Mid Cap Growth Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.89%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.79%
1	Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$81	272	479	1,076

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The index is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $15.5 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio
16

does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING RussellTM Mid Cap Growth Index Portfolio
17

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Growth Index Portfolio
18

ING RussellTM Mid Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.31%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.68%
Waivers and Reimbursements[1]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	The adviser is contractually obligated to limit expenses to 0.68% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track,
19

as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING RussellTM Mid Cap Index Portfolio
20

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.60% and Worst quarter: 1st, 2009, (9.06)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S	%	39.73	(3.50)	N/A	03/10/08
Russell Midcap® Index[1]	%	40.48	(5.57)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Index Portfolio
21

ING RussellTM Small Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.33%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.73%
Waivers and Reimbursements[2]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.71%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$73	231	404	905

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

22

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING RussellTM Small Cap Index Portfolio
23

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.43% and Worst quarter: 1st, 2009, (15.14)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S	%	26.39	(0.75)	N/A	03/10/08
Russell 2000® Index[1]	%	27.17	(3.41)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Small Cap Index Portfolio
24

ING U.S. Bond Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.32%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[1]	0.71%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.71%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$73	227	395	883

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 380% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. To Be Announced (“TBA”) purchase commitments shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.

The Portfolio uses quantitative techniques to match the expected return of the Index for changes in spreads and interest rates. The process results in a Portfolio that will hold debt securities in proportions that differ from those represented in the Index. The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years.

25

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

Generally, the Portfolio will not hold all of the same debt securities as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a debt security when the debt security’s percentage weighting in the Index is reduced, when the debt security is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING U.S. Bond Index Portfolio
26

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 3rd, 2009, 3.58% and Worst quarter: 4th, 2009, 0.09%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S	%	5.54	4.88	N/A	03/10/08
BCAB Index[1]	%	5.93	5.07[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	Neuberger Berman Fixed Income LLC
Portfolio Managers
Andrew A. Johnson	Tracy L. Gage
Portfolio Manager (since 03/08)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING U.S. Bond Index Portfolio
27

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment returns that closely correspond to the price and yield performance, (before fees and expenses) of the WisdomTreeSM Global High-Yielding Equity Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.46%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[1]	1.08%
Waivers and Reimbursements[2]	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.08%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 1.09% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$110	343	595	1,317

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in equity securities of issuers in a number of different countries, including the United States. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio employs a “passive management” approach that is designed to track the performance of the Index. The Portfolio generally uses a replication strategy to achieve its investment objective; however, the Portfolio may use quantitative techniques to eliminate certain holdings that are immaterial to the expected return of the Index. This process may result in a Portfolio that will hold securities in proportions that differ from those represented in the Index.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components.

The Portfolio may not always hold all of the same securities as the Index. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does
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not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage over the Index.

The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
29

waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.99% and Worst quarter: 1st, 2009, (17.06)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S	%	29.93	(10.69)	N/A	01/28/08
WisdomTree GHYE Index[1]	%	31.91	(9.48)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

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KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

For a complete description of a Portfolio’s principal investment strategies, please see the the respective Portfolio’s summary prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Index Strategy.  The index selected may underperform the overall market and a portfolio’s might fail to track its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets, except as noted below:

Management Fees
ING Hang Seng Index Portfolio	0.60%[1]
ING International Index Portfolio	0.38%
ING RussellTM Large Cap Growth Index Portfolio	0.45%[1]
ING RussellTM Large Cap Index Portfolio	0.25%
ING RussellTM Large Cap Value Index Portfolio	0.45%[1]
ING RussellTM Mid Cap Growth Index Portfolio	0.45%[1]
ING RussellTM Mid Cap Index Portfolio	0.31%
ING RussellTM Small Cap Index Portfolio	0.33%
ING U.S. Bond Index Portfolio	0.32%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	0.46%
1	Management fees paid reflect the current contract rate for the most recent fiscal period (annualized).

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), for all Portfolios except ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Growth Index, and ING U.S. Bond Index Portfolio, please refer to the Portfolios’ annual shareholder report dated December 31, 2009.
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), with respect to ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, andING RussellTM Mid Cap Growth Index, please refer to these Portfolios’ semi-annual shareholder report dated June 30, 2009.

For information regarding the basis for the Board’s approval of the investment sub- advisory relationship, with respect to ING U.S. Bond Index Portfolio, please refer to the Portfolio’s semi-annual shareholder report dated June 30, 2009. For information regarding the Board’s approval of the Portfolio’s investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

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MANAGEMENT OF THE PORTFOLIOS (continued) For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), with respect to, please refer to either the Portfolio’s annual or semi-annual shareholder report filed immediately following its commencement of operations.

The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. One of these sub-advisers is an affiliate of the Adviser.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolios’ Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

All Portfolios Except ING U.S. Bond Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolios.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING U.S. Bond Index Portfolio

Neuberger Berman Fixed Income LLC

In May 2009, the Sub-Adviser to the Portfolio changed its name from Lehman Brothers Asset Management LLC to Neuberger Berman Fixed Income LLC (“Neuberger”) in connection with the sale of the Sub-Adviser together with the Neuberger Berman business and certain alternative asset management businesses of Lehman Brothers Holdings Inc’s (“LBHI”) investment management division to a newly organized company called Neuberger Berman Group LLC (“NBG”). NBG is 51% owned indirectly by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG and 49% owned by LBHI and/or its affiliates.

As of December 31, 2009 Neuberger managed approximately $3.8 billion in total assets. Neuberger’s principal address is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

The following individuals jointly share responsibility for the day-to-day management of ING U.S. Bond Index Portfolio.

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MANAGEMENT OF THE PORTFOLIOS (continued) Andrew A. Johnson, Managing Director, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment-grade fixed-income and lead portfolio manager for multiple core bond portfolios. He is the Chief Investment Officer for investment-grade strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team.

Tracy L. Gage, Senior Vice President, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1995. Ms. Gage is a portfolio manager responsible for U.S. Treasury and Agency strategies and trade execution. She also manages portfolio rebalancing activities and is a member of the Structured Products Team.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution and Shareholder Service Plans

Each Portfolio has a Distribution/Shareholder Service Plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S shares. These payments are made to the the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution/shareholder service fees under the 12b-1 Plan may equal up to 0.25% of the average daily net assets of each Portfolio. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

46

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING U.S. Bond Index Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING U.S. Bond Index Portfolio declares and pays dividends on ordinary income on a quaterly basis and distributes capital gains distributions, if any, on an annual basis.

To comply with federal tax regulations, the Portfolios may also pay an additional dividend or capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

47

INDEX DESCRIPTIONS

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Hang Seng Index

The Hang Seng Index (“HSI”) is a freefloat-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investment Management Co. and ING Investments, LLC in connection with the Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENT MANAGEMENT CO. AND ING INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

Morgan Stanley Capital International - Europe, Australasia, and Far East® Index

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Russell Indices

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

48

INDEX DESCRIPTIONS (continued) Russell Top 200 Index® is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. The Russell Top 200® Growth Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. It includes Russell Top 200 Index companies with higher price-to-book ratios and higher growth values.

The Russell Top 200® Value Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. It includes Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

The Portfolio is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indices.

Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indices are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDICES OR ANY DATA INCLUDED IN THE RUSSELL INDICES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE, OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDICES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX OR INDICES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

WisdomTreeSM Global High-Yielding Equity Index

The WisdomTreeSM Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or the Portfolio or the advisability of investing in shares and shall not have any liability in connection with an investment in the Portfolio.

49

PERFORMANCE OF THE INDICES

Performance of the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index

Although ING U.S. Bond Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the BCAB Index, the performance shown below for the BCAB Index is not the past performance of the Portfolio or any other investment.

The BCAB Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The BCAB Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past BCAB Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the BCAB Index performance from year to year and the table shows the average annual total returns for the BCAB Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
BCAB Index	%	5.93	6.04	4.97	6.33

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, BCAB Index returns do not represent actual Portfolio performance. BCAB Index performance returns do not reflect management fees, transaction costs or expenses.

50

PERFORMANCE OF THE INDICES (continued)

Performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index

Although ING International Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the MSCI EAFE® Index, the performance shown below for the MSCI EAFE® Index is not the past performance of the Portfolio or any other investment.

The MSCI EAFE® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The MSCI EAFE® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past MSCI EAFE® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the MSCI EAFE® Index performance from year to year and the table shows the average annual total returns for the MSCI EAFE® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the MSCI EAFE® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
MSCI EAFE® Index	%	31.78	(6.04)	3.54	1.17

As stated above, MSCI EAFE® Index returns do not represent actual Portfolio performance. MSCI EAFE® Index performance returns do not reflect management fees, transaction costs or expenses.

51

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell 2000® Index

Although ING RussellTM Small Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell 2000® Index, the performance shown below for the Russell 2000® Index is not the past performance of the Portfolio or any other investment.

The Russell 2000® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell 2000® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell 2000® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell 2000® Index performance from year to year and the table shows the average annual total returns for the Russell 2000® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell 2000® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell 2000® Index	%	27.17	(6.07)	0.51	3.51

As stated above, Russell 2000® Index returns do not represent actual Portfolio performance. Russell 2000® Index performance returns do not reflect management fees, transaction costs or expenses.

52

PERFORMANCE OF THE INDICES  (continued)

Performance of the Russell Midcap® Growth Index

Although ING RussellTM Mid Cap Growth Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Growth Index, the performance shown below for the Russell Midcap® Growth Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Growth Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Growth Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Growth Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Growth Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Growth Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Growth Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Growth Index	%	46.29	(3.18)	2.40	(0.52)

As stated above, Russell Midcap® Growth Index returns do not represent actual Portfolio performance. Russell Midcap® Growth Index performance returns do not reflect management fees, transaction costs or expenses.

53

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Midcap® Index

Although ING RussellTM Mid Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Index, the performance shown below for the Russell Midcap® Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Index	%	40.48	(4.59)	2.43	4.98

As stated above, Russell Midcap® Index returns do not represent actual Portfolio performance. Russell Midcap® Index performance returns do not reflect management fees, transaction costs or expenses.

54

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Growth Index

Although ING RussellTM Large Cap Growth Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Growth Index, the performance shown below for the Russell Top 200® Growth Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Growth Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Growth Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Growth Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Growth Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Growth Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Growth Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Growth Index	%	34.01	(1.32)	1.42	(4.83)

As stated above, Russell Top 200® Growth Index returns do not represent actual Portfolio performance. Russell Top 200® Growth Index performance returns do not reflect management fees, transaction costs or expenses.

55

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Index

Although ING RussellTM Large Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Index, the performance shown below for the Russell Top 200® Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Index	%	24.21	(5.61)	0.16	(2.26)

As stated above, Russell Top 200® Index returns do not represent actual Portfolio performance. Russell Top 200® Index performance returns do not reflect management fees, transaction costs or expenses.

56

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Value Index

Although ING RussellTM Large Cap Value Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Value Index, the performance shown below for the Russell Top 200® Value Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Value Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Value Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Value Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Value Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Value Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Value Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Value Index	%	14.59	(9.79)	(1.14)	0.37

As stated above, Russell Top 200® Value Index returns do not represent actual Portfolio performance. Russell Top 200® Value Index performance returns do not reflect management fees, transaction costs or expenses.

57

PERFORMANCE OF THE INDICES  (continued)

Performance of the WisdomTreeSM Global High-Yielding Equity (“WisdomTree GHYE”) Index

Although ING WisdomTreeSM Global High-Yielding Equity Index Portfolio investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the WisdomTree GHYE Index, the performance shown below for the WisdomTree GHYE Index is not the past performance of the Portfolio or any other investment.

The WisdomTree GHYE Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The WisdomTree GHYE Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past WisdomTree GHYE Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the WisdomTree GHYE Index performance for the first full calendar year of operation and the table shows the average annual total returns for the WisdomTree GHYE Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years (or since inception)	5 Years	10 Years
WisdomTree GHYE Index	%	31.91	(9.48)[1]	N/A	N/A
1	Since inception performance for the WisdomTree GHYE Index is shown from February 1, 2008.

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, WisdomTree GHYE Index returns do not represent actual Portfolio performance. WisdomTree GHYE Index performance returns do not reflect management fees, transaction costs or expenses.

58

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class S shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

59

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Hang Seng Index Portfolio
Class S
05-01-09(4)-12-31-09	10.00	0.06•	3.03	3.09	0.05	—	0.01	0.06	—	13.03	30.93	1.14	1.03†	1.03†	0.71†	43,353	3
ING International Index Portfolio
Class S
12-31-09	6.41	0.11•	1.65	1.76	—	—	—	—	—	8.17	27.46	0.83	0.75†	0.75†	1.51†	112,086	92
03-10-08(4) - 12-31-08	10.00	0.12•	(3.60)	(3.48)	0.11	—	—	0.11	—	6.41	(34.79)	0.92	0.75†	0.75†	1.93†	6,983	22
ING RussellTM Large Cap Growth Index Portfolio
Class S
05-01-09(4)-12-31-09	10.00	0.07	2.75	2.82	—	—	—	—	—	12.82	28.20	0.87	0.77†	0.73†	1.19†	144,502	5
ING RussellTM Large Cap Index Portfolio
Class S
12-31-09	7.20	0.12•	1.57	1.69	—	—	—	—	—	8.89	23.47	0.65	0.62†	0.62†	1.51†	440,738	44
03-10-08(4) - 12-31-08	10.00	0.14•	(2.87)	(2.73)	0.07	—	—	0.07	—	7.20	(27.23)	0.64	0.62†	0.62†	2.19†	28,529	8
ING RussellTM Large Cap Value Index Portfolio
Class S
05-01-09(4)-12-31-09	10.00	0.12•	2.52	2.64	—	—	—	—	—	12.64	26.40	0.92	0.81†	0.81†	1.51†	30,119	87
ING RussellTM Mid Cap Growth Index Portfolio
Class S
05-01-09(4)-12-31-09	10.00	0.06•	3.07	3.13	—	—	—	—	—	13.13	31.30	0.89	0.79†	0.79†	0.67†	271,776	42
ING RussellTM Mid Cap Index Portfolio
Class S
12-31-09	6.62	0.10•	2.53	2.63	—	—	—	—	—	9.25	39.73	0.68	0.68†	0.68†	1.33†	103,065	7
03-10-08(4) - 12-31-08	10.00	0.12•	(3.41)	(3.29)	0.08	—	0.01	0.09	—	6.62	(32.90)	0.76	0.68†	0.68†	1.85†	25,303	30
ING RussellTM Small Cap Index Portfolio
Class S
12-31-09	7.73	0.07	1.97	2.04	—	—	—	—	—	9.77	26.39	0.72	0.70†	0.70†	0.95†	136,697	16
03-10-08(4) - 12-31-08	10.00	0.12•	(2.32)	(2.20)	0.06	—	0.01	0.07	—	7.73	(21.95)	0.78	0.70†	0.70†	1.71†	74,707	35
ING U.S. Bond IndexPortfolio
Class S
12-31-09	10.10	0.26	0.29	0.55	0.21	0.08	—	0.29	—	10.36	5.54	0.69	0.69†	0.69†	2.59†	265,749	380
03-10-08(4) - 12-31-08	10.00	0.27•	0.06	0.33	0.21	0.02	—	0.23	—	10.10	3.29	0.76	0.70†	0.70†	3.42†	180,622	360
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class S
12-31-09	5.98	0.23	1.56	1.79	—	—	—	—	—	7.77	29.93	1.06	1.04†	1.04†	3.74†	219,257	66
01-28-08(4) - 12-31-08	10.00	0.31•	(4.13)	(3.82)	0.20	—	—	0.20	—	5.98	(38.10)	1.41	0.89†	0.89†	4.23†	148,745	128

See Accompanying Notes to Financial Highlights
60

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.

•Calculated using average number of shares outstanding throughout the period.

†Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratios and net investment income or loss ratio.

*	Amount is less than $500.
**	Amount is less than $0.005 or more than $(0.005).
(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.
61

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Portfolios, Inc.	811-7651

ING Hang Seng Index Portfolio
ING International Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
PRO-IDXSERV-10 (0410-043010)

^
Prospectus	April 30, 2010

  ING International Index PortfolioS2/ISIIX
  ING RussellTM Large Cap Index PortfolioS2/IRLUX
  ING RussellTM Mid Cap Growth Index PortfolioS2/IRGVX
  ING RussellTM Mid Cap Index PortfolioS2/IRMTX
  ING RussellTM Small Cap Index PortfolioS2/IRCIX
  ING U.S. Bond Index PortfolioS2/IUSBX
  ING WisdomTreeSM Global High-Yielding Equity Index PortfolioS2/XXXX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other pemitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING International Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.38%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.08%
Waivers and Reimbursements[1]	(0.18)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.90%

1	The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$92	326	578	1,301

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index (“MSCI Index”), which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the MSCI Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore has a performance disadvantage versus the Index.

1

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING International Index Portfolio
2

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 24.71% and Worst quarter: 1st, 2009, (15.40)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I (adjusted)%		27.46	(9.88)	N/A	03/10/08
MSCI EAFE® Index[1]	%	31.78	(10.83)[2]	N/A	—
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

^^
ING International Index Portfolio
3

ING RussellTM Large Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.91%
Waivers and Reimbursements[2]	(0.13)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.78%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.77% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$80	277	491	1,108

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009 the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

4

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without
ING RussellTM Large Cap Index Portfolio
5

taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 14.69% and Worst quarter: 1st, 2009, (11.21)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I (adjusted)%		23.11	(5.99)	N/A	03/10/08
Russell Top 200® Index[1]	%	24.21	(7.19)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

^
ING RussellTM Large Cap Index Portfolio
6

ING RussellTM Mid Cap Growth Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.14%
Waivers and Reimbursements[2]	(0.20)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%

1	Expense information is estimated based on the contractual operating expenses (including any contractual fee caps on adjustments) for the Portfolio’s most recent fiscal period (annualized).
2	The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$96	340	604	1,358

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal period (annualized), the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The index is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $15.5 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the
7

Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

ING RussellTM Mid Cap Growth Index Portfolio
8

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio did not have a full calendar year of operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Growth Index Portfolio
9

ING RussellTM Mid Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.31%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	The adviser is contractually obligated to limit expenses to 0.83% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	286	505	1,134

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $262.5 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track,
10

as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period
ING RussellTM Mid Cap Index Portfolio
11

presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.75% and Worst quarter: 1st, 2009, (9.16)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I (adjusted)%		39.45	(3.70)	N/A	03/10/08
Russell Midcap® Index[1]	%	40.48	(5.57)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Mid Cap Index Portfolio
12

ING RussellTM Small Cap Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.33%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.98%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.86%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$88	300	530	1,190

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.

The Index is is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. As of December 31, 2009, the smallest company in the Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $323.7 billion.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

13

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect,
ING RussellTM Small Cap Index Portfolio
14

if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.38% and Worst quarter: 1st, 2009, (15.21)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I (adjusted)%		25.96	(0.98)	N/A	03/10/08
Russell 2000® Index[1]	%	27.17	(3.41)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING RussellTM Small Cap Index Portfolio
15

ING U.S. Bond Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.32%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[1]	0.96%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.86%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$88	296	521	1,169

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 380% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. To Be Announced (“TBA”) purchase commitments shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index.

The Index is an unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.

The Portfolio uses quantitative techniques to match the expected return of the Index for changes in spreads and interest rates. The process results in a Portfolio that will hold debt securities in proportions that differ from those represented in the Index. The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years.

16

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds.

Generally, the Portfolio will not hold all of the same debt securities as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index.

The Sub-Adviser may sell a debt security when the debt security’s percentage weighting in the Index is reduced, when the debt security is removed from the Index or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING U.S. Bond Index Portfolio
17

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 3.50% and Worst quarter: 1st, 2009, 0.07%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I (adjusted)%		5.36	4.69	N/A	03/10/08
BCAB Index[1]	%	5.93	5.07[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	Neuberger Berman Fixed Income LLC
Portfolio Managers
Andrew A. Johnson	Tracy L. Gage
Portfolio Manager (since 03/08)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING U.S. Bond Index Portfolio
18

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks investment returns that closely correspond to the price and yield performance, (before fees and expenses) of the WisdomTreeSM Global High-Yielding Equity Index (“Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.46%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses[2]	1.33%
Waivers and Reimbursements[3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.23%
1	Based on Class I shares’ expenses adjusted for contractual differences.
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3	The adviser is contractually obligated to limit expenses to 1.24% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will continue only if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$125	412	719	1,593

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in equity securities of issuers in a number of different countries, including the United States. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio employs a “passive management” approach that is designed to track the performance of the Index. The Portfolio generally uses a replication strategy to achieve its investment objective; however, the Portfolio may use quantitative techniques to eliminate certain holdings that are immaterial to the expected return of the Index. This process may result in a Portfolio that will hold securities in proportions that differ from those represented in the Index.

Under normal conditions, the Portfolio invests all, or substantially all, of its assets in equity securities of companies which are, at the time of purchase, included in the Index; and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components.

19

The Portfolio may not always hold all of the same securities as the Index. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage over the Index.

The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt securities in the Index and to provide fixed-income exposure to the Portfolio’s cash position.

The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index or for other reasons.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration   To the extent that the Portfolio’s index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Index Strategy  The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
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PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance for the first full calendar year of operations.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.85% and Worst quarter: 1st, 2009, (17.03)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I (adjusted)%		28.50	(11.45)	N/A	01/28/08
WisdomTree GHYE Index[1]	%	31.91	(9.48)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

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KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objective.

Additional Information About Principal Investment Strategies

For a complete description of a Portfolio’s principal investment strategies, please see the the respective Portfolio’s summary prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration in Financial Services Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent a portfolio further concentrates in the financial services industry, the risks described above may be greater.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Currency.  To the extent that a portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Index Strategy.  The index selected may underperform the overall market and a portfolio’s might fail to track its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral. A portfolio retains its custodian to serve as its securities lending agent for these activities.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

The discussion below includes risks that are not described in any of the Portfolios’ summaries but which, nevertheless, are a risk to all of the Portfolios.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets, except as noted below:

Management Fees
ING International Index Portfolio	0.38%
ING RussellTM Large Cap Index Portfolio	0.25%
ING RussellTM Mid Cap Growth Index Portfolio	0.45%[1]
ING RussellTM Mid Cap Index Portfolio	0.31%
ING RussellTM Small Cap Index Portfolio	0.33%
ING U.S. Bond Index Portfolio	0.32%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	0.46%
1	Management fees paid reflect the current contract rate for the most recent fiscal period (annualized).

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), for all Portfolios except ING RussellTM Mid Cap Growth Index, and ING U.S. Bond Index Portfolio, please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), with respect to ING RussellTM Mid Cap Growth Index, please refer to these Portfolios’ semi-annual shareholder report dated June 30, 2009.

For information regarding the basis for the Board’s approval of the investment sub- advisory relationship, with respect to ING U.S. Bond Index Portfolio, please refer to the Portfolio’s semi-annual shareholder report dated June 30, 2009. For information regarding the Board’s approval of the Portfolio’s investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

The Sub-Advisers and Portfolio Managers

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. One of these sub-advisers is an affiliate of the Adviser.

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MANAGEMENT OF THE PORTFOLIOS (continued) The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolios’ Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

All Portfolios Except ING U.S. Bond Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolios.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING U.S. Bond Index Portfolio

Neuberger Berman Fixed Income LLC

In May 2009, the Sub-Adviser to the Portfolio changed its name from Lehman Brothers Asset Management LLC to Neuberger Berman Fixed Income LLC (“Neuberger”) in connection with the sale of the Sub-Adviser together with the Neuberger Berman business and certain alternative asset management businesses of Lehman Brothers Holdings Inc’s (“LBHI”) investment management division to a newly organized company called Neuberger Berman Group LLC (“NBG”). NBG is 51% owned indirectly by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG and 49% owned by LBHI and/or its affiliates.

As of December 31, 2009 Neuberger managed approximately $3.8 billion in total assets. Neuberger’s principal address is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

The following individuals jointly share responsibility for the day-to-day management of ING U.S. Bond Index Portfolio.

Andrew A. Johnson, Managing Director, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment-grade fixed-income and lead portfolio manager for multiple core bond portfolios. He is the Chief Investment Officer for investment-grade strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team.
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MANAGEMENT OF THE PORTFOLIOS (continued) Tracy L. Gage, Senior Vice President, joined Lehman Brothers Asset Management’s predecessor firm (Lincoln Capital Management Company) in 1995. Ms. Gage is a portfolio manager responsible for U.S. Treasury and Agency strategies and trade execution. She also manages portfolio rebalancing activities and is a member of the Structured Products Team.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% of the average daily net assets of each Portfolio. The Distributor has contractually agreed to waive 0.10% of the distribution fee for each Portfolio. This waiver will continue through May 1, 2011. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio (except ING U.S. Bond Index Portfolio) declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

ING U.S. Bond Index Portfolio declares and pays dividends on ordinary income on a quaterly basis and distributes capital gains distributions, if any, on an annual basis.

To comply with federal tax regulations, the Portfolios may also pay an additional dividend or capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Morgan Stanley Capital International - Europe, Australasia, and Far East® Index

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Russell Indices

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Top 200 Index® is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index.

The Portfolio is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indices.

Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indices are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDICES OR ANY DATA INCLUDED IN THE RUSSELL INDICES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE, OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDICES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX OR INDICES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

WisdomTreeSM Global High-Yielding Equity Index

The WisdomTreeSM Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or the Portfolio or the advisability of investing in shares and shall not have any liability in connection with an investment in the Portfolio.

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PERFORMANCE OF THE INDICES

Performance of the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index

Although ING U.S. Bond Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the BCAB Index, the performance shown below for the BCAB Index is not the past performance of the Portfolio or any other investment.

The BCAB Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The BCAB Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past BCAB Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the BCAB Index performance from year to year and the table shows the average annual total returns for the BCAB Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
BCAB Index	%	5.93	6.04	4.97	6.33

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, BCAB Index returns do not represent actual Portfolio performance. BCAB Index performance returns do not reflect management fees, transaction costs or expenses.

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PERFORMANCE OF THE INDICES (continued)

Performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index

Although ING International Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the MSCI EAFE® Index, the performance shown below for the MSCI EAFE® Index is not the past performance of the Portfolio or any other investment.

The MSCI EAFE® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The MSCI EAFE® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past MSCI EAFE® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the MSCI EAFE® Index performance from year to year and the table shows the average annual total returns for the MSCI EAFE® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the MSCI EAFE® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
MSCI EAFE® Index	%	31.78	(6.04)	3.54	1.17

As stated above, MSCI EAFE® Index returns do not represent actual Portfolio performance. MSCI EAFE® Index performance returns do not reflect management fees, transaction costs or expenses.

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PERFORMANCE OF THE INDICES (continued)

Performance of the Russell 2000® Index

Although ING RussellTM Small Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell 2000® Index, the performance shown below for the Russell 2000® Index is not the past performance of the Portfolio or any other investment.

The Russell 2000® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell 2000® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell 2000® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell 2000® Index performance from year to year and the table shows the average annual total returns for the Russell 2000® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell 2000® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell 2000® Index	%	27.17	(6.07)	0.51	3.51

As stated above, Russell 2000® Index returns do not represent actual Portfolio performance. Russell 2000® Index performance returns do not reflect management fees, transaction costs or expenses.

42

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Midcap® Growth Index

Although ING RussellTM Mid Cap Growth Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Growth Index, the performance shown below for the Russell Midcap® Growth Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Growth Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Growth Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Growth Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Growth Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Growth Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Growth Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Growth Index	%	46.29	(3.18)	2.40	(0.52)

As stated above, Russell Midcap® Growth Index returns do not represent actual Portfolio performance. Russell Midcap® Growth Index performance returns do not reflect management fees, transaction costs or expenses.

43

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Midcap® Index

Although ING RussellTM Mid Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Midcap® Index, the performance shown below for the Russell Midcap® Index is not the past performance of the Portfolio or any other investment.

The Russell Midcap® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Midcap® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Midcap® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Midcap® Index performance from year to year and the table shows the average annual total returns for the Russell Midcap® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Midcap® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Midcap® Index	%	40.48	(4.59)	2.43	4.98

As stated above, Russell Midcap® Index returns do not represent actual Portfolio performance. Russell Midcap® Index performance returns do not reflect management fees, transaction costs or expenses.

44

PERFORMANCE OF THE INDICES (continued)

Performance of the Russell Top 200® Index

Although ING RussellTM Large Cap Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the Russell Top 200® Index, the performance shown below for the Russell Top 200® Index is not the past performance of the Portfolio or any other investment.

The Russell Top 200® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The Russell Top 200® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past Russell Top 200® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the Russell Top 200® Index performance from year to year and the table shows the average annual total returns for the Russell Top 200® Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the Russell Top 200® Index coincides with a long period of rising markets.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years	5 Years	10 Years
Russell Top 200® Index	%	24.21	(5.61)	0.16	(2.26)

As stated above, Russell Top 200® Index returns do not represent actual Portfolio performance. Russell Top 200® Index performance returns do not reflect management fees, transaction costs or expenses.

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PERFORMANCE OF THE INDICES (continued)

Performance of the WisdomTreeSM Global High-Yielding Equity (“WisdomTree GHYE”) Index

Although ING WisdomTreeSM Global High-Yielding Equity Index Portfolio investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the WisdomTree GHYE Index, the performance shown below for the WisdomTree GHYE Index is not the past performance of the Portfolio or any other investment.

The WisdomTree GHYE Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The WisdomTree GHYE Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past WisdomTree GHYE Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the WisdomTree GHYE Index performance for the first full calendar year of operation and the table shows the average annual total returns for the WisdomTree GHYE Index over the periods indicated as of December 31, 2009. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns (For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2009)
		1 Year	3 Years (or since inception)	5 Years	10 Years
WisdomTree GHYE Index	%	31.91	(9.48)[1]	N/A	N/A
1	Since inception performance for the WisdomTree GHYE Index is shown from February 1, 2008.

Prior performance is net of taxes and includes reinvested dividends and interest. As stated above, WisdomTree GHYE Index returns do not represent actual Portfolio performance. WisdomTree GHYE Index performance returns do not reflect management fees, transaction costs or expenses.

46

FINANCIAL HIGHLIGHTS

Because ING WisdomTreeSM Global High-Yielding Equity Index Portfolio’s Class S2 shares had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights for Class I shares are presented for those Portfolios. Annual returns would differ only to the extent Class I and Class S2 shares have different expenses.

The following financial highlights are intended to help you understand each Portfolio’s Class S2 and Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

47

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliates	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING International Index Portfolio
Class S2
02-27-09(4) - 12-31-09	5.05	0.10•	3.04	3.14	—	—	—	—	—	8.19	62.18	1.08	0.90†	0.90†	1.69†	5	92
ING RussellTM Large Cap Index Portfolio
Class S2
02-27-09(4) - 12-31-09	5.89	(0.00)**•	2.90	2.90	0.00**	—	—	—	—	8.79	49.26	0.90	0.77†	0.77†	(0.06)†	4	44
ING RussellTM Mid Cap Growth Index Portfolio
Class S2
05-01-09(4)-12-31-09	10.00	0.02	3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	0.94†	0.94†	0.47†	1,619	42
ING RussellTM Mid Cap Index Portfolio
Class S2
02-27-09(4) - 12-31-09	5.52	0.08	3.65	3.73	—	—	—	—	—	9.25	67.57	0.93	0.83†	0.83†	1.19†	5	7
ING RussellTM Small Cap Index Portfolio
Class S2
02-27-09(4) - 12-31-09	6.03	0.06	3.65	3.71	—	—	—	—	—	9.74	61.53	0.97	0.85†	0.85†	0.83†	5	16
ING U.S. Bond IndexPortfolio
Class S2
02-27-09(4) - 12-31-09	9.99	0.20	0.47	0.67	0.21	0.08	—	0.29	—	10.37	6.74	0.94	0.84†	0.84†	2.42†	3	380
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class I
12-31-09	5.97	(0.05)	1.79	1.74	—	—	—	—	—	7.71	29.15	0.81	0.79†	0.79†	(0.79)†	0*	66
01-28-08(4) - 12-31-08	10.00	0.41•	(4.23)	(3.82)	0.21	—	—	0.21	—	5.97	(38.10)	1.16	0.70†	0.70†	4.92†	0*	128

See Accompanying Notes to Financial Highlights
48

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.

•Calculated using average number of shares outstanding throughout the period.

†Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratios and net investment income or loss ratio.

*	Amount is less than $500.
**	Amount is less than $0.005 or more than $(0.005).
(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.
49

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Portfolios, Inc.	811-7651

ING International Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
PRO-IDXS2-10 (0410-043010)

Prospectus	April 30, 2010

  ING U.S. Government Money Market Portfolio
I/XXXX

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies, and other pemitted investors.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING U.S. Government Money Market Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of current income consistent with preservation of capital and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.10%
Other Expenses[1]	0.09%
Total Annual Portfolio Operating Expenses	0.54%
Waivers and Reimbursements[2]	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.53%

1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.53% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$54	170	296	665

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities. These securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury or the credit of the agency or instrumentality. The Portfolio may enter into repurchase agreements secured by such instruments. The Portfolio will provide shareholders with at least 60 days’ notice of any change in this investment policy.

The Portfolio currently expects to invest substantially all of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities, and repurchase agreements secured by such instruments.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities.

The Portfolio will have an average portfolio maturity of 60 days or less and the dollar-weighted average life to maturity of the Portfolio will not exceed 120 days. The Portfolio’s investments will comply with applicable rules governing quality, maturity and diversification of securities held by money market funds.

Specifically, the Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, loan participation interests, and medium-term notes; and (iii) other money market mutual funds.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (“1940 Act”).

1

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Money Market Securities  The Portfolio may invest up to 100% of its assets in securities of the U.S. government, its agencies or instrumentalities. Therefore, its performance return may be less than a money market fund which does not invest all its assets in government securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury which may cause the prices of these securities to rise and the yield to decline. These events may have an adverse effect on the Portfolio.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING U.S. Government Money Market Portfolio
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TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING U.S. Government Money Market Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolio. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

The Portfolio is a series of ING Variable Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolio’s shares are classified into three classes of shares, Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of the Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistant with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

The Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio invests defensively, it may not achieve its investment objective. The Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION (continued) Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objective

The Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in the non-fundamental investment objective. There is no guarantee the Portfolio will achieve its investment objective.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolio may invest in these securities or use these techniques as part of the Portfolio’s principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolio’s principal investment strategies.

The discussions below expand on the risks included in the Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Money Market Securities.  A portfolio may invest up to 100% of its assets in securities of the U.S. government, its agencies or instrumentalities. Therefore, its performance return may be less than a money market fund which does not invest all its assets in government securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury which may cause the prices of these securities to rise and the yield to decline. These events may have an adverse effect on a portfolio.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

The discussion below includes risks that are not described in the Portfolio’s summary but which, nevertheless, are a risk to the Portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

The Adviser receives an annual fee for its advisory services to the Portfolio based on 0.35% of average daily net assets of the Portfolio. Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, the fee reflects the current contract rate.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual or semi-annual shareholder report filed immediately following its commencement of operations.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolio’s Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

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MANAGEMENT OF THE PORTFOLIO (continued) David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

Additional Information Regarding the Portfolio Manager

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.10% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent the Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share. To the extent the Portfolio invests in other registered investment companies, the Portfolio’s NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

If the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Portfolio’s Adviser, Distributor, Administrator or its affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from the Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. The Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

15

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Portfolio declares dividends daily and pays dividends, if any, monthly. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights are not available.

17

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Variable Portfolios, Inc.	811-7651
ING U.S. Government Money Market Portfolio
PRO-INGGOVI-10 (0410-043010)

Prospectus	April 30, 2010

  ING U.S. Government Money Market Portfolio
S/XXXX

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies, and other pemitted investors.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING U.S. Government Money Market Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of current income consistent with preservation of capital and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses[1]	0.09%
Total Annual Portfolio Operating Expenses	0.79%
Waivers and Reimbursements[2]	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.78%

1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.78% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$80	249	433	966

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities. These securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury or the credit of the agency or instrumentality. The Portfolio may enter into repurchase agreements secured by such instruments. The Portfolio will provide shareholders with at least 60 days’ notice of any change in this investment policy.

The Portfolio currently expects to invest substantially all of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities, and repurchase agreements secured by such instruments.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities.

The Portfolio will have an average portfolio maturity of 60 days or less and the dollar-weighted average life to maturity of the Portfolio will not exceed 120 days. The Portfolio’s investments will comply with applicable rules governing quality, maturity and diversification of securities held by money market funds.

Specifically, the Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, loan participation interests, and medium-term notes; and (iii) other money market mutual funds.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (“1940 Act”).

1

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Money Market Securities  The Portfolio may invest up to 100% of its assets in securities of the U.S. government, its agencies or instrumentalities. Therefore, its performance return may be less than a money market fund which does not invest all its assets in government securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury which may cause the prices of these securities to rise and the yield to decline. These events may have an adverse effect on the Portfolio.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING U.S. Government Money Market Portfolio
2

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING U.S. Government Money Market Portfolio
3

KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolio. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

The Portfolio is a series of ING Variable Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolio’s shares are classified into three classes of shares, Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of the Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistant with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

The Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio invests defensively, it may not achieve its investment objective. The Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

4

KEY PORTFOLIO INFORMATION (continued) Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

5

MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objective

The Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in the non-fundamental investment objective. There is no guarantee the Portfolio will achieve its investment objective.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolio may invest in these securities or use these techniques as part of the Portfolio’s principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolio’s principal investment strategies.

The discussions below expand on the risks included in the Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Money Market Securities.  A portfolio may invest up to 100% of its assets in securities of the U.S. government, its agencies or instrumentalities. Therefore, its performance return may be less than a money market fund which does not invest all its assets in government securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury which may cause the prices of these securities to rise and the yield to decline. These events may have an adverse effect on a portfolio.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

The discussion below includes risks that are not described in the Portfolio’s summary but which, nevertheless, are a risk to the Portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

The Adviser receives an annual fee for its advisory services to the Portfolio based on 0.35% of average daily net assets of the Portfolio. Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, the fee reflects the current contract rate.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual or semi-annual shareholder report filed immediately following its commencement of operations.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolio’s Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

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MANAGEMENT OF THE PORTFOLIO (continued) David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

Additional Information Regarding the Portfolio Manager

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.10% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent the Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share. To the extent the Portfolio invests in other registered investment companies, the Portfolio’s NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Shareholder Service Plan

The Portfolio has a Shareholder Service Plan (“Service Plan”) for Class S shares of the Portfolio. The Service Plan allows the the Company to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

If the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Portfolio’s Adviser, Distributor, Administrator or its affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from the Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. The Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Portfolio declares dividends daily and pays dividends, if any, monthly. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights are not available.

17

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Variable Portfolios, Inc.	811-7651
ING U.S. Government Money Market Portfolio
PRO-INGGOVS-10 (0410-043010)

Prospectus	April 30, 2010

  ING U.S. Government Money Market Portfolio
S2/XXXX

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies, and other pemitted investors.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING U.S. Government Money Market Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of current income consistent with preservation of capital and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]	0.09%
Total Annual Portfolio Operating Expenses	1.04%
Waivers and Reimbursements[2]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.93% through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the 0.25% distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$95	318	559	1,250

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities. These securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury or the credit of the agency or instrumentality. The Portfolio may enter into repurchase agreements secured by such instruments. The Portfolio will provide shareholders with at least 60 days’ notice of any change in this investment policy.

The Portfolio currently expects to invest substantially all of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities, and repurchase agreements secured by such instruments.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities.

The Portfolio will have an average portfolio maturity of 60 days or less and the dollar-weighted average life to maturity of the Portfolio will not exceed 120 days. The Portfolio’s investments will comply with applicable rules governing quality, maturity and diversification of securities held by money market funds.

Specifically, the Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, loan participation interests, and medium-term notes; and (iii) other money market mutual funds.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (“1940 Act”).

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PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Money Market Securities  The Portfolio may invest up to 100% of its assets in securities of the U.S. government, its agencies or instrumentalities. Therefore, its performance return may be less than a money market fund which does not invest all its assets in government securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury which may cause the prices of these securities to rise and the yield to decline. These events may have an adverse effect on the Portfolio.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING U.S. Government Money Market Portfolio
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TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING U.S. Government Money Market Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolio. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

The Portfolio is a series of ING Variable Portfolios, Inc. (“Company”), a Maryland corporation, and is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolio’s shares are classified into three classes of shares, Class I, Class S and Service 2 Class (“Class S2”) shares. The classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of the Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistant with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

The Portfolio is diversified, as defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio invests defensively, it may not achieve its investment objective. The Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION (continued) Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objective

The Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in the non-fundamental investment objective. There is no guarantee the Portfolio will achieve its investment objective.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolio may invest in these securities or use these techniques as part of the Portfolio’s principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolio’s principal investment strategies.

The discussions below expand on the risks included in the Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected, which may decrease the value of the obligation and prevent the portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Money Market Securities.  A portfolio may invest up to 100% of its assets in securities of the U.S. government, its agencies or instrumentalities. Therefore, its performance return may be less than a money market fund which does not invest all its assets in government securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury which may cause the prices of these securities to rise and the yield to decline. These events may have an adverse effect on a portfolio.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

The discussion below includes risks that are not described in the Portfolio’s summary but which, nevertheless, are a risk to the Portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s “Annual Portfolio Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.

The Adviser receives an annual fee for its advisory services to the Portfolio based on 0.35% of average daily net assets of the Portfolio. Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, the fee reflects the current contract rate.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual or semi-annual shareholder report filed immediately following its commencement of operations.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the Portfolio’s Board. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

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MANAGEMENT OF THE PORTFOLIO (continued) David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

Additional Information Regarding the Portfolio Manager

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.10% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent the Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share. To the extent the Portfolio invests in other registered investment companies, the Portfolio’s NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

The Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of the Portfolio. The Distributor has agreed to waive 0.10% of the distribution fees through May 1, 2011. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

If the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Portfolio’s Adviser, Distributor, Administrator or its affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from the Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. The Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Portfolio declares dividends daily and pays dividends, if any, monthly. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights are not available.

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TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Variable Portfolios, Inc.	811-7651
ING U.S. Government Money Market Portfolio
PRO-INGGOVS2-10 (0410-043010)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING VARIABLE PRODUCTS FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

(800) 992-0180

ING Balanced Portfolio, Inc.

ING Balanced Portfolio (“Balanced Portfolio”)

Class/Ticker; I/IBPIX; S/IBPSX;

ING Intermediate Bond Portfolio

ING Intermediate Bond Portfolio (“Intermediate Bond Portfolio”)

Class/Ticker; ADV/IIBPX; I/IPIIX; S/IPISX; S2/IIBTX

ING Money Market Portfolio

ING Money Market Portfolio(1) (“Money Market Portfolio”)

Class/Ticker; I/IVMXX; S/IMSXX;

ING Variable Funds

ING Growth and Income Portfolio (“Growth and Income Portfolio”)

Class/Ticker; ADV/IAVGX; I/IIGVX; S/ISVGX; S2/IGISX

ING Variable Portfolios, Inc.

ING BlackRock Science and Technology Opportunities Portfolio

(“BlackRock Science and Technology Opportunities Portfolio”)

Class/Ticker; ADV/IGSAX; I/IBSIX; S/IBGSX; S2/ISBRX

ING Index Plus LargeCap Portfolio(1) (“Index Plus LargeCap Portfolio”)

Class/Ticker; I/IPLIX; S/IPLSX; S2/IPLTX

ING Index Plus MidCap Portfolio(1) (“Index Plus MidCap Portfolio”)

Class/Ticker; I/IPMIX; S/IPMSX; S2/AIMTX

ING Index Plus SmallCap Portfolio(1) (“Index Plus SmallCap Portfolio”)

Class/Ticker; I/IPSIX; S/IPSSX; S2/IPSTX

ING Opportunistic LargeCap Portfolio(2) (3) (“Opportunistic LargeCap Portfolio”)

Class/Ticker; ADV/IOLPX; I/IIVOX; S/IOPSX; S2/XXXX

ING Small Company Portfolio (“Small Company Portfolio”)

Class/Ticker; ADV/IASCX; I/IVCSX; S/IVPSX; S2/ISMLX

[1]	Adviser Class and Service 2 Class shares of the Portfolio are not currently being offered.

[2]	Service 2 Class shares of the Portfolio are not currently being offered.
[3]

On March 11, 2010, the Board of Directors of ING Variable Portfolios, Inc. approved a proposal to reorganize the Portfolio with and into ING Growth and Income Portfolio. The proposed reorganization is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. Shareholders will be notified if the reorganization is not approved.

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Adviser Class, Class I, Class S, and Service 2 Class shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each a “Portfolio” and collectively, the “Portfolios”) of ING Variable Products Funds. A prospectus or prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios dated April 30, 2010, which provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above. This SAI is not a prospectus, but is incorporated therein by reference, and should be read in conjunction with the Prospectuses, each dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference. Copies of the Prospectuses and annual or un audited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Portfolios at the address and phone number written above. Capitalized terms used in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies and any adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolios also may be made available to affiliated investment companies under fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

ING Variable Portfolios, Inc. is authorized to issue multiple series of shares, representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The series of ING Variable Portfolios, Inc., ING Money Market Portfolio, ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, and ING Variable Funds, are each referred to as a “Portfolio” and collectively, as the “Portfolios” in this SAI.

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GENERAL INFORMATION

Effective August 6, 2004, the name of the following registrant and its series changed from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.

Effective February 17, 2004, the name of ING VP Technology Portfolio changed to ING VP Global Science and Technology Portfolio.

Effective April 28, 2008, the names of the following Portfolios changed as follows:

Old Name	New Name
ING VP Global Science and Technology Portfolio	ING BlackRock Global Science and Technology Portfolio
ING VP Value Opportunity Portfolio	ING Opportunistic LargeCap Value Portfolio

Effective May 1, 2009, the names of the following registrants and their series of Portfolios, changed as follows:

Old Name	New Name
ING VP Balanced Portfolio, Inc.	ING Balanced Portfolio, Inc.
—ING VP Balanced Portfolio	—ING Balanced Portfolio
ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio
ING VP Money Market Portfolio	ING Money Market Portfolio

Effective May 1, 2009, the names of the following Portfolios changed as follows:

Old Name	New Name
ING BlackRock Global Science and Technology Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ING Opportunistic LargeCap Value Portfolio	ING Opportunistic LargeCap Portfolio
ING VP Growth and Income Portfolio	ING Growth and Income Portfolio
ING VP Index Plus LargeCap Portfolio	ING Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio	ING Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio	ING Index Plus SmallCap Portfolio
ING VP Small Company Portfolio	ING Small Company Portfolio

Effective May 1, 2004 Class R shares of the Portfolios were renamed as Class I shares with no changes to the fee structure.

Organization ING Balanced Portfolio, Inc. and ING Variable Portfolios, Inc. (each a “Company”) were incorporated in Maryland in 1988 and 1996, respectively.

ING Intermediate Bond Portfolio, ING Money Market Portfolio, and ING Variable Funds were originally established as Maryland corporations in 1973, 1974, and 1974, respectively. Each was converted to a Massachusetts business trust (each a “Trust”) on January 25, 1984. Each currently operates under a Declaration of Trust (“Declaration”) dated May 1, 2002.

Classes The Board of Directors/Trustees of the Portfolios (“Board”) has the authority to subdivide each of its respective Portfolios into classes of shares having different attributes, so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares

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of each Portfolio currently may be classified into four classes: Adviser Class (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”) shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution fees borne by Class ADV, Class S, and Class S2 shares; (b) the distribution/shareholder service fees borne by Class S shares of each series of ING Variable Portfolios, Inc.; (c) the shareholder service fees borne by Class ADV and Class S2 shares; (d) the expenses allocable exclusively to each class; and (e) the voting rights on matters exclusively affecting a single class.

Capital Stock Shares of each Portfolio have no preemptive or conversion rights. Each share of a Portfolio has the same rights to share in dividends declared by that Portfolio. Upon liquidation of any Portfolio, shareholders in that Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of each Portfolio are fully paid and non-assessable.

Shareholder Liability ING Money Market Portfolio, ING Intermediate Bond Portfolio, and ING Growth and Income Portfolio each are organized as a “Massachusetts business trust.” Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Portfolio, which is not true in the case of a corporation. The Declaration of each Massachusetts business trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of that Portfolio and that every written agreement, obligation, instrument or undertaking made by that Portfolio shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Portfolio. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of such Portfolio. The Board intends to conduct the operations of each Portfolio, with the advice of counsel, in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio.

Voting Rights Shareholders of each Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors or Trustees, as the case may be (hereafter, “Directors/Trustees”) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Portfolio for investment through their variable annuity contract (“VA Contract”) or variable life insurance policy (“VLI Policy”) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meetings of the shareholders for the purpose of electing Directors/Trustees will be held unless and until such time as less than a majority of the Directors/Trustees holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Directors/Trustees then in office will call a shareholder meeting for election of Directors/Trustees. Vacancies occurring between any such meetings shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Directors/Trustees holding office have been elected by the shareholders. Except as set forth above, the Directors/Trustees shall continue to hold office and may appoint successor Directors/Trustees. Trustees of ING Money Market Portfolio, ING Intermediate Bond Portfolio, and ING Growth and Income Portfolio may be removed from office: (1) at any time by a two-thirds vote of the Trustees; (2) by a majority vote of Trustees when any Trustee becomes mentally or physically incapacitated; (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares; or (4) by written declaration filed with each Portfolio’s custodian signed by two-thirds of a Portfolio’s shareholders. Directors of ING Variable Portfolios, Inc. and ING Balanced Portfolio, Inc. may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director/Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the

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holders of more than 50% of the shares voting in the election of Directors/Trustees can, if they choose to do so, elect all the Directors/Trustees of a Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Director/Trustee.

1940 Act Classification Each Portfolio is an open-end management investment company, as that term is defined under the 1940 Act. Each Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market Portfolio may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental investment restriction (1), as set forth below, would give Money Market Portfolio the ability to invest, with respect to 25% of its assets, more than 50% of its assets in any one issuer for more than three business days only in the event Rule 2a-7 is amended in the future.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental which means they may be changed only with the approval of the holders of a majority of each Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of each Portfolio’s shares present at a shareholders’ meeting at which the holders of more than 50% of the Portfolio’s outstanding shares of that Portfolio are present in person or by proxy; or (2) more than 50% of each Portfolio’s outstanding voting securities, present in person or by proxy. All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. Each Portfolio’s investment objective is non-fundamental and may be changed without a shareholder vote. Shareholders will be provided at least 60 days’ prior written notice of any change to a Portfolio’s non-fundamental investment objective. All percentage limitations set forth below apply immediately after a purchase or initial investment. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

As a matter of fundamental policy, a Portfolio may not:

1.	purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or a Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

2.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio;

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3.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio;

4.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio;

5.	purchase or sell real estate, except that a Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;

6.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

7.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by a Portfolio; and

8.	underwrite any issue of securities within the meaning of the Securities Act of 1933 Act (“1933 Act”) except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit a Portfolio’s ability to invest in securities issued by other registered management investment companies.

The Board has adopted the following non-fundamental investment restrictions, which may be changed by the Board and without shareholder vote. A Portfolio will not:

1.	except for Balanced Portfolio and BlackRock Science and Technology Opportunities Portfolio, make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio as described in this SAI and in the Prospectuses;

2.	except for Balanced Portfolio and BlackRock Science and Technology Opportunities Portfolio, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market Portfolio may only purchase foreign securities or obligations that are U.S. dollar denominated;

3.	invest in companies for the purpose of exercising control or management;

4.	purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other materials;

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5.	invest more than 15% (10% for Money Market, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap Portfolios) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

6.	invest more than 15% (10% for Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap Portfolios) of the total of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, considered by the adviser or the sub-advisers to be of comparable quality). This non-fundamental investment restriction does not apply to Balanced Portfolio and Intermediate Bond Portfolio.

With respect to fundamental policy number (2), industry classifications are in accordance with Global Industrial Classification Standards and Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place.

For purposes of the concentration policy set forth in fundamental policy number (2) above, investments by the Money Market Portfolio in certificates of deposit, fixed-time deposits, bankers acceptances and certain other instruments issued by banks will not be treated as investments by the Portfolio in the banking industry.

Opportunistic LargeCap Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies as defined for the Portfolio in its Prospectuses. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

Money Market Portfolio will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (“NRSRO”) (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if the sub-adviser determines the security to be of comparable quality. The remainder of Money Market Portfolio’s assets will be invested in securities rated within the two highest short-term rating categories by any two NRSROs (or one, if only one rating organization has rated the security) and unrated securities if the sub-adviser determines the security to be of comparable quality. With respect to this group of securities, Money Market Portfolio generally may not, however, invest more than 1% of the market value of its total assets or $1 million; whichever is greater, in the securities or obligations of a single issuer.

Index Plus LargeCap Portfolio, Index Plus MidCap Portfolio, and Index Plus SmallCap Portfolio has each adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities in the capitalization range defined for each Portfolio in their Prospectuses. Each Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, such Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

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Small Company Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies as defined in its Prospectuses. The Portfolio also has a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

BlackRock Science and Technology Opportunities Portfolio has adopted a non-fundamental policy as Required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the science and technology sectors. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

Intermediate Bond Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by ING Investments, LLC (“Adviser” or “ING Investments”) and the sub-advisers in managing the Portfolios. The table has been marked to indicate those securities and investment techniques that ING Investments and the sub-advisers may use to manage a Portfolio. A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment noted in this SAI that the Adviser or a sub-adviser reasonably believes is compatible with the investment objective and policies of that Portfolio. The securities and investment techniques are subject to the limitations explained elsewhere in this SAI or the accompanying Prospectuses. A Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Portfolio’s investment objective, policies and restrictions described in that Portfolio’s Prospectuses and/or this SAI, as well as federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objectives. The Portfolios’ policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolios utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio’s Prospectuses. Where a particular type of security or investment technique is not discussed in a Portfolio’s Prospectuses, that security or investment technique is not a principal investment strategy.

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Asset Classes/ Investment Techniques	Balanced	BlackRock Science and Tech. Oppor.	Growth and Income	Index Plus Large Cap	Index Plus Mid Cap	Index Plus Small Cap	Inter- mediate Bond	Money Market	Opp. LargeCap	Small Company
Equities
Common Stocks	X	X	X	X	X	X	X		X	X
Convertible Securities	X	X	X	X	X	X	X		X	X
Initial Public Offerings	X	X	X	X	X	X	X		X	X
Preferred Stocks	X	X	X	X	X	X	X		X	X
Synthetic Convertible Securities[2]	X	X	X	X	X	X	X		X	X
Unseasoned Companies	X	X	X				X
Foreign and Emerging Market Investments
American Depositary Receipts/ European Depositary Receipts/Global Depositary Receipts	X	X	X	X	X	X	X		X	X
Eurodollar Convertible Securities[3]	X	X	X	X	X	X	X1		X	X
Eurodollar/ Yankee Dollar Instruments[3]	X	X	X	X	X	X	X	X	X	X
Foreign and Emerging Market Securities	X4	X4	X1	X1	X1	X1	X	X	X	X1
Foreign Bank Obligations[3]	X	X	X	X	X	X	X	X	X	X
Foreign Currency Exchange Transactions[9]	X	X	X	X	X	X	X		X	X
Foreign Mortgage-Related Securities[3]	X	X	X	X	X	X	X	X	X	X
International Debt Securities[3]	X	X	X	X	X	X	X	X	X	X
Sovereign Debt Securities[3]	X	X	X	X	X	X	X	X	X	X
Supranational Agencies[3,7]	X	X	X	X	X	X	X	X	X	X
Fixed-Income
Adjustable Rate Mortgage Securities[3]	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities (non-mortgage)[3]	X	X	X	X	X	X	X	X	X	X
Banking Industry Obligations/Short-Term Investments[3]	X	X	X	X	X	X	X	X	X	X
Corporate Debt Securities[3]	X	X	X	X	X	X	X	X	X	X
Credit-Linked Notes[3]	X	X	X	X	X	X	X	X	X	X
Floating or Variable Rate Instruments[3]	X	X	X	X	X	X	X	X	X	X
Guaranteed Investment Contracts[3]	X	X	X	X	X	X	X	X	X	X
Government National Mortgage Association Certificates[3]	X	X	X	X	X	X	X	X	X	X
Government Trust Certificates[3]	X	X	X	X	X	X	X	X	X	X
High-Yield Securities[5]	X	X		X	X	X	X
Mortgage-Related Securities[3]	X	X	X	X	X	X	X	X	X	X
Municipal Securities[3]	X	X	X	X	X	X	X	X	X
Municipal Lease Obligations[3]	X	X	X	X	X	X	X	X	X	X
Repurchase Agreements[3]	X	X	X	X	X	X	X	X	X	X
Savings Association Obligations[3,6]	X	X	X	X	X	X	X	X	X	X
Subordinated Mortgage Securities[3]	X	X	X	X	X	X	X		X	X
Interest-only/ Principal-only Stripped Mortgage-Backed Securities[3]	X	X	X	X	X	X	X		X	X

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Asset Classes/ Investment Techniques	Balanced	BlackRock Science and Tech. Oppor.	Growth and Income	Index Plus Large Cap	Index Plus Mid Cap	Index Plus Small Cap	Inter- mediate Bond	Money Market	Opp. LargeCap	Small Company
Tax Exempt Ind. Dev. Bonds & Pollution Control Bonds[3]	X	X	X	X	X	X	X	X	X	X
U.S. Government Securities[3]	X	X	X	X	X	X	X	X	X	X
Zero-Coupon and Pay-In-Kind[3]	X	X	X	X	X	X	X	X	X	X
Other Investments
Derivatives	X	X	X	X	X	X	X		X	X
Financial Futures Contracts and Related Options[8]	X	X	X	X	X	X	X		X	X
Forward Foreign Currency Contracts[8]	X	X	X	X	X	X	X		X	X
Foreign Currency Options[9]	X	X	X	X	X	X	X		X	X
Foreign Futures Contracts and Foreign Options[9]	X	X	X	X	X	X	X		X	X
Index-, Currency-, and Equity-Linked Securities[8]	X	X	X	X	X	X	X		X	X
Options on Futures[8]	X	X	X	X	X	X	X		X	X
Over-the-Counter Options[8]	X	X	X	X	X	X	X		X	X
Put Call Options[8,9]	X	X	X	X	X	X	X		X	X
Stock Index Options[8]	X	X	X	X	X	X	X		X	X
Straddles[8]	X	X	X	X	X	X	X	X	X	X
Warrants	X	X	X	X	X	X	X		X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X
Private Funds	X	X	X				X	X
Real Estate Securities	X	X	X	X	X	X	X		X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X	X	X
To Be Announced Sale Commitments	X	X	X	X	X	X	X	X	X	X
Trust-Preferred Securities	X	X					X
Investment Techniques
Borrowing	X	X	X	X	X	X	X	X	X	X
Lending of Portfolio Securities	X	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Rolls	X	X	X				X	X	X
Securities, Interest Rate and Currency Swaps[10]	X	X	X	X	X	X	X		X	X
Temporary Defensive Positions	X	X	X	X	X	X	X	X	X	X
Short Sales[11]	X	X	X	X	X	X	X		X	X
When-Issued Securities and Delayed-Delivery Transactions	X	X	X	X	X	X	X	X	X	X

(1)	Investments in emerging market equity securities will not exceed 5% of the Portfolio’s total assets.
(2)	A Portfolio may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.
(3)	The Portfolios, except ING Money Market Portfolio, may only invest in such instruments (which must be of high quality and short duration) for temporary and defensive or cash management purposes.

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(4)	ING Balanced Portfolio and ING BlackRock Science and Technology Opportunities Portfolio may invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). ING Money Market Portfolio may only purchase foreign securities or obligations that are U.S. dollar-denominated.
(5)	Except for ING Balanced Portfolio and ING Intermediate Bond Portfolio, a Portfolio will not invest more than 15% (10% for ING Index Plus LargeCap, ING Index MidCap and ING Index Plus SmallCap Portfolios) of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s, or, if unrated, considered by ING IM or BlackRock, as applicable, to be of comparable quality).
(6)	The certificates of deposit (interest-bearing time deposits) in which a Portfolio may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
(7)	Other than for temporary and defensive or cash management purposes, each Portfolio may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. government.
(8)	For purposes other than hedging, a Portfolio, except for ING Balanced Portfolio and ING Intermediate Bond Portfolio, will invest no more than 5% of its assets in such instruments, except that ING Growth and Income Portfolio is not subject to this limitation with respect to the purchase or sale of put and call options on securities. With respect to futures, the 5% limit is calculated with reference to the notional value of the futures contract.
(9)	For purposes other than hedging, each Portfolio, except for ING Balanced Portfolio and ING Intermediate Bond Portfolio, will invest no more than 5% of its assets in such instruments, except that ING Growth and Income Portfolio is not subject to this limitation with respect to the purchase or sale of put and call options on securities. ING Money Market Portfolio is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Portfolio will not write a put if it will require more than 50% of the Portfolio’s net assets to be designated to cover all put obligations. ING Money Market Portfolio may buy options if more than 3% of its assets immediately following such purchase would consist of put options. ING Money Market Portfolio may purchase call and sell put options on equity securities only to close out positions previously opened. ING Money Market Portfolio will write a call option on a security unless the call is “covered” (i.e. it already owns the underlying security).
(10)	A Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s total assets.
(11)	ING Index Plus LargeCap, ING Index Plus MidCap, and ING Index Plus SmallCap may make short sales of Exchange-Traded Funds for the purposes of hedging.

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EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities, and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company’s organization and operations and such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects. BlackRock Science and Technology Opportunities Portfolio may also concentrate its investments in science and technology sectors.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

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The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolios because the Portfolios purchase such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Initial Public Offerings (“IPOs”)

Initial Public Offerings occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, Adviser or a Portfolio’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for one year or less will be treated as short-term gains, taxable as ordinary income to a Portfolio’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Portfolio’s performance when the Portfolio’s asset base is small. Consequently, IPOs may constitute a significant portion of the Portfolios’ returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Portfolio’s assets as it increases in size and, therefore, have a more limited effect on the Portfolio’s performance.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

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Unseasoned Companies

The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as “unseasoned issuers.”) These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

FOREIGN AND EMERGING MARKET INVESTMENTS

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”)

ADRs, GDRs, and EDRs or other similar securities represent securities of foreign issuers. These securities are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: ADRs, EDRs and GDRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, ADRs are typically designed for U.S. investors and held either in physical form or in book entry form. EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States (typically, these securities are traded on the Luxembourg exchange in Europe). Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities. The Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Portfolio may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

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Foreign and Emerging Market Securities

Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been many times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is un-invested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Transactional costs in non-U.S. securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in other countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

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Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Each Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Intermediate Bond Portfolio may also buy or sell foreign currencies and options denominated in such currencies. Each Portfolio may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another — for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean won — at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of each Portfolio as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance

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Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as size of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having tax authority) or their agencies or instrumentalities, including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities of zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio will consider the relative yields of foreign and domestic high-yield securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g. relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. Each Portfolio’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolio’s investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollar and absorb the cost of current fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers may not be required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, as amended, the issuer may not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Restrictions on Foreign Investments

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investment by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that

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invests in such countries. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration, in some instances, may not occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances when a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. Even when there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict a Portfolio’s investments in certain foreign banks and other financial institutions.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, future contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Portfolio’s positions may also be adversely impacted by delays in its abilities to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Portfolios’ foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Portfolio.

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Costs. The expense ratio of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time with the limitations described in the Prospectuses, depending on the Adviser’s or a sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment-grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is an organization of European countries engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities (“ARMS”)

Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in particular, pre-specified, published interest rate index. The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank

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Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, often related to ARMS issued by Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (non-mortgage)

Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted below with respect to Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

The collateral behind certain types of collateral tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A Portfolio’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid. Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Banking Industry Obligations/ Short-Term Investments

Banking industry obligations include certificates of deposit, bankers’ acceptances, and fixed-time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its respective investment objectives and policies stated above and in its Prospectuses, a Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Fixed-time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes, and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is

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also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment-grade are described in “High-Yield Securities” below.

Debt obligations that are deemed investment-grade carry a rating of at least Baa from Moody’s or BBB- from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Adviser or a sub-adviser to be of comparable quality. Bonds rated Baa- or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Credit-Linked Notes (“CLN”)

A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). A Portfolio engaging in this type of investment cannot assure that it can implement a successful strategy.

Floating or Variable Rate Instruments

Variable rate demand instruments held by a Portfolio may have maturities of more than one year, provided: (1) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (2) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment on the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

Guaranteed Investment Contracts (“GICs”)

Guaranteed Investment Contracts are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Portfolio on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The

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insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Portfolio’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Government National Mortgage Association Certificates (“GNMA” or “GNMA Certificates”)

GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veteran’s Administration (“VA”). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government.

GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees), whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer,” which is an FHA-approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA or VA mortgage rate at the time of issuance, less 0.5% which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

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Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions, which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA Certificates will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such portfolio, as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is each Portfolio’s policy to record these GNMA Certificates on trade date, and to segregate assets to cover its commitments on trade date as well.

GNMA Certificates – When-Issued and Delayed Delivery Transactions

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when- issued basis. These transactions arise when GNMA Certificates are purchased or sold with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Portfolio. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When a Portfolio engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Portfolio missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Portfolio may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. A Portfolio may earn interest on such account or securities for the benefit of shareholders.

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s.

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High-Yield Securities

High-yield securities are debt securities that are rated lower than Baa by Moody’s or BBB- by S&P, or of comparable rating from another rating agency, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment-grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio’s net asset value (“NAV”). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High-Yield Securities

The medium- to lower-rated and unrated securities in which the Portfolios invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

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Sensitivity to Interest Rate and Economic Changes High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are U.S. Treasury or investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as U.S. Treasury or investment-grade corporate bonds. Conversely when interest rates fall, high-yield bonds tend to underperform U.S. Treasury and investment-grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at a greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Portfolios’ NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

Payment Expectations High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as U.S. Treasury and investment-grade bonds. The ability to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high-yield securities; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. A Portfolio would report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the Adviser or a sub-adviser may primarily rely on its own credit analysis, which includes a

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study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio’s investment objective may be more dependent on the Adviser’s or sub-adviser’s own credit analysis than might be the case when a Portfolio invests in higher quality bonds. The Adviser or sub-adviser, when applicable, continually monitors the investments in each Portfolio’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. A Portfolio may retain a security whose rating has been changed.

Congressional Proposals New laws and proposed new laws may negatively affect the market for high-yield securities. Any such proposals, if enacted, could have a negative effect on a Portfolio’s NAV.

Interest/Principal Only Stripped Mortgage-Backed Securities (“SMBS”)

Each Portfolio may invest in Interest/Principal only SMBS which are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of SMBS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than the prices of non-zero-coupon securities having similar maturities and credit quality.

Mortgage-Related Securities

Mortgage-related securities include mortgage-related debt securities, CMOs, and REMICs. Federal mortgage-related securities include obligations issued or guaranteed by the GNMA, the FNMA, and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA is a wholly-owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the U.S. government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with board members appointed by the President. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government. (See “U.S. Government Securities.”)

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive payments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Portfolio might be converted to cash, and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities that are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a “stated maturity”—the latest date by which the tranche can be completely repaid, assuming no prepayments—and has an “average life”—the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

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CMOs and REMICs are typically structured as “pass-through” securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as the GNMA, or otherwise backed by the FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Risks of Mortgage-Related Investment

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest-rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest-only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) or the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security. (See “U.S. Government Securities.”).

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), a Portfolio may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, a Portfolio may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

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Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S. regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water, and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and tax power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other law affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligations Securities Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

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Industrial Development and Pollution Control Bonds These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. “Certificates of participation” are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure, might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one NRSRO; (2) secured by payments from a governmental lessee that has actively traded debt obligations; (3) determined by the Adviser or a sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Adviser or a sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-term Municipal Obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

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Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which a Portfolio may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolios would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

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The Adviser or sub-advisers will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Adviser or sub-advisers have developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. A Portfolio seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the Adviser or sub-advisers, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Tax Exempt Industrial Development Bond and Pollution Control Bonds

Tax Exempt Industrial Development and Pollution Control Bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, such as, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate prepayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. Each Portfolio generally will invest in securities of such agencies or instrumentalities only when the Adviser or sub-advisers are satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. In addition, the U.S. Treasury has also taken announced the following additional steps that with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is expected to be available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was expected to continue until December 2009. More recently, it was announced that purchases of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter of 2010. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

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Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest rates (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non zero-coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.

OTHER INVESTMENTS

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures, forward contracts and swap agreements. Derivative instruments may be used for a variety of reasons including, enhancing return, hedging certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for a Portfolio to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as a Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, a Portfolio will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner, as they would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

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The value of some derivative instruments in which a Portfolio invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Portfolio, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the sub-adviser to forecast interest rates and other economic factors correctly. If the Adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Portfolio could be exposed to the risk of loss.

A Portfolio might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser or a sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, a Portfolio might have been in a better position if it had not entered into transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of relates investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. In addition, a Portfolio’s use of such instruments may cause a Portfolio to realize higher amounts of short-term capital gains generally (generally taxed at ordinary income tax rates) than if it had not used such instruments.

The Portfolios have claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit the Portfolios.

Financial Futures Contracts and Related Options

A Portfolio may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated time, date, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

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The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contracts.

When using futures contracts as a hedging technique, at best the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there are may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio’s overall return could be less than if the hedging transactions had not been undertaken.

Investments in futures contracts on fixed-income securities involve the risk that if the Adviser or a sub-adviser’s judgment concerning the general direction of interest rates is incorrect, a Portfolio’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Portfolio has been hedged against the possibility that an increase in interest rates would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be at increased prices, which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts that are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss of such securities upon disposition.

“Margin” is the amount of funds that must be deposited with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Portfolio’s futures contracts. A margin deposit is intended to assure the Portfolio’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

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If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Portfolio. These daily payments to and from a Portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Portfolio will mark-to-market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full “notional” value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Portfolio can buy and write (sell) options on futures contracts.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Portfolio will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Portfolio, which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Portfolio’s ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipments failures, government intervention, insolvency of the brokerage firm or clearing house or other distributions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Forward Foreign Currency Contracts

Forward contracts for foreign currency (forward exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Portfolio may enter into a forward exchange contract in order to “lock in” the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contact and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred

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to as “cross hedging.” The success of cross hedging is dependent on many factors, including the ability of the sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contact amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contacts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolios at one rate, while offering a lesser rate of exchange should the Portfolios desire to resell that currency to the dealer.

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Foreign Currency Options

A Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing put on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Portfolio collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Portfolio’s position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversation or exchange of other foreign currency held in its portfolio.

Foreign Futures Contracts and Foreign Options

Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (“NFA”), nor any domestic exchange, regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Additional Restrictions on the Use of Futures and Option Contracts

Each Portfolio expects that at least 75% of futures contract purchases will be “completed”; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Portfolio in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of a Portfolio’s net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Risks of Investing in Options

There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could

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result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class of series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Portfolio may enter into options transactions may be limited by the Code requirements for qualification of the Portfolio as a RIC. (See, “Tax Considerations.”)

In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. (See “Over-the-Counter Options”.)

Index-, Currency- and Equity-Linked Securities

“Index-Linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index- and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the Adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Options on Futures

A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position

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in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

Over-the-Counter Options (“OTC Options”)

The staff of the SEC has taken the position that purchased OTC Options and the assets used as cover for written OTC Options are illiquid securities. A Portfolio will write OTC Options only with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System (“dealers”). In connection with these special arrangements, the Portfolio intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Adviser. Under these special arrangements, the Portfolio will enter into contracts with dealers that provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the options is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” “Strike price” refers to the price at which an option will be exercised. “Cover Assets” refers to the amount of cash, liquid assets or high quality debt instruments that must be segregated to collateralize the value of the futures contracts written by the Portfolio. Under such circumstances, the Portfolio will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that the Portfolio’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Portfolio might pay more to repurchase the OTC Option contract than the Portfolio would pay to close out a similar exchange traded option.

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of the sub-adviser.

The Portfolios will not write call options on when-issued securities. The Portfolios purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

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So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such a gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Portfolio may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, a Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Portfolio, the Portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect a Portfolio’s holdings in an underlying security against a substantial decline in market value. Such protection, of course, only provided during the life of the put option when a Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options also may be used by the Portfolio when it does not hold the underlying security.

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The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that Portfolio. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the dale of the security. There is, of course, no assurance that a Portfolio will be able to effect a closing transaction at a favorable price. If a Portfolio cannot either enter into such a transaction, it maybe required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

Stock Index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Portfolio.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Portfolio of options on a stock index depends on the Adviser’s or a sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Portfolio could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios purchase put or call options only with respect to an index which the Adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

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Straddles

A straddle consists of a combination of a call and a put written on the same underlying security. A straddle is “covered” when sufficient assets are deposited to meet the Portfolios’ immediate obligations. The Portfolios may use the same liquid assets or high-quality debt instruments to cover both the call and put options when the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will segregate liquid assets or high quality debt instruments equivalent to the amount, if any, by which the put is “in the money.”

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

Each Portfolio may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder. For as long as shares of a Portfolio are purchased by another Portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fee, and custodial fees in addition to the expenses of the Portfolio.

ING Money Market Portfolio may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not maintain a stable NAV of $1.00 or otherwise comply with Rule 2a-7.

Investment Companies that Invest in Senior Loans

Other investment companies include those that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

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Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Portfolio’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk

Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any NRSRO. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rate lower than investment-grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment-grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral

Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.

Limited Secondary Market

Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

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Hybrid Loans

The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, a Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans

The primary risk arising in connection with subordinated loans is that because the holder’s interested in subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Exchange-Traded Funds (“ETFs”)

ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent the Portfolio’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Portfolio’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Private Funds

U.S. or foreign private limited partnerships or other investment funds are referred to herein as Private Funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Portfolios’ ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolios’

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expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolios to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolios’ entire investment in the Private Fund.

Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, a Portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Portfolio receives a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow the Portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, the Portfolio bears any expenses incurred by the trust. In addition, the Portfolio assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interest. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

A Portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private Funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of Portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structure securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

A Portfolio’s investments in real estate securities include investment in Real Estate Investment Trusts (“REITs”) and other Real Estate Operating Companies (“REOCs”). A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (1) the ownership, development, construction,

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financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A REIT is a corporation or business trust that meets the definitional requirements of the Code. Investing in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although a Portfolio will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self- liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgages elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REITs’ investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of a Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Restricted Securities, Illiquid Securities, and Liquidity Requirements

A Portfolio may invest in a restricted security or an illiquid security if the Adviser and sub-advisers believe that it presents an attractive opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days at the value ascribed to it by the Portfolio. Its illiquidity might prevent the sale of such a security at a time when the Adviser or a sub-adviser might wish to sell, and these securities

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could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market it may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between a Portfolio’s decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by a Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a Portfolio would be permitted to sell them. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Some securities are eligible for purchase or sale without SEC registration by certain “qualified institutional buyers.” Such restricted securities could be treated as liquid because a trading market exists. However, these securities could be less liquid than registered securities traded on established secondary markets. Some liquid and restricted securities include Private Funds. (See, “Private Funds”.)

A Portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a Portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a Portfolio in good faith pursuant to procedures adopted by the Company’s/Trust’s Board of Directors/Trustees.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under a Portfolio’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Rule 2a-7 under the 1940 Act has certain liquidity requirements which are applicable to ING Money Market Portfolio. The portfolio is required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Portfolio’s obligations under the 1940 Act and any commitments the ING Money Market Portfolio has made to shareholders; provided, however, that: (1) the Portfolio may not acquire any illiquid security if, immediately after the acquisition, the Portfolio would have invested more than 5% of its total assets in illiquid securities; (ii) the Portfolio may not acquire any security other than cash, direct obligations of the U.S. government, or securities that will mature or are subject to a demand feature that is exercisable and payable within one (1) business day (“Daily Liquid Assets”) it, immediately after the acquisition, the Portfolio would have invested less than 10% of its total assets in Daily Liquid Assets; and (iii) the Portfolio shall not acquire any security other than cash, direct obligations of the U.S. government, certain government securities that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity date of 60 days or less, or securities that will mature or are subject to a demand feature that is exercisable and payable within five (5) business days (“Weekly Liquid Assets”) if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.

To Be Announced Sale Commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

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During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss of the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

INVESTMENT TECHNIQUES

Borrowing

If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint.

When a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Portfolio Securities

In order to generate additional income, each Portfolio may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities do not exceed 33 1/3% of the Portfolio’s total assets. No lending may be made to any companies affiliated with the Adviser. These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit. The Portfolios might experience a loss if the financial institution defaults on the loan. The Portfolios seek to mitigate this risk through contracted indemnification upon default.

The borrower at all times during the loan must maintain with the Portfolios cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Portfolios or the borrower at any time. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and

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the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk or other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. A Portfolio could incur losses in connection with the investment of such collateral.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, a Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser or sub-advisers will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, a Portfolio holding the repurchase agreement will suffer a loss to a extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Portfolio’s rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Portfolio.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by a Portfolio, with an agreement that a Portfolio will repurchase such securities at an agreed upon price and date. A Portfolio will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of a Portfolio’s total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, certain Portfolios may engage in dollar roll transactions with respect to mortgage securities issued by the GNMA, FNMA, and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage security held in the portfolio to a financial

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institutional such as bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, a Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When a Portfolio enters into a dollar-roll transaction, cash, liquid assets and/or high quality debt instruments of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse purchase agreement or dollar roll transaction produces a gain for a Portfolio depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Portfolio’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase a Portfolio’s yield in the manner described above; however, such transactions also increase a Portfolio’s risk of loss and may result in the shareholder’s loss of principal.

Securities, Interest Rate and Currency Swaps

Interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which a Portfolio may invest are described in the Prospectuses. A Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in the currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as “aggregation.”

Swap Transactions

Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps and event-linked swaps. To the extent a Portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements (“swap options”).

A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or

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spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Consistent with a Portfolio’s investment objectives and general investment policies, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

A Portfolio may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.

A swap option is a great contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio that may engage in swaps may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Portfolios involve calculating the obligations of the parties to the agreement on a “net basis.” Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A

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Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities.

Whether a Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they generally have terms of greater than seven days, swap agreements generally are considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios’ repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Code may limit the Portfolios ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated to make payments according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commissions merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions foe swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

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Temporary Defensive Positions

A Portfolio may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the Adviser’s or the sub-adviser’s determination to do so within the investment guidelines and policies of the Portfolio; (iii) to permit the Portfolio to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that a Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Portfolio may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, fixed-time deposits and bankers’ acceptances; and (v) repurchase agreements. The Portfolios will invest in short-term instruments that do not have a maturity of greater than one year.

Short Sales

A Portfolio may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales “against the box”). In a short sale that is not “against the box,” a Portfolio sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Portfolio must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. The Portfolio is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Portfolio has a short position can range from one day to more than a year. Until the Portfolio replaces the security, the proceeds of the short sale are retained by the broker, and the Portfolio must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by a Portfolio that are not made “against the box” create opportunities to increase the Portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Portfolio makes a short sale “against the box,” the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short

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position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Portfolio will comply with these requirements. In addition, as a matter of policy, the Portfolios’ Board has determined that no Portfolio will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Portfolio’s total assets, taken at market value.

The extent to which a Portfolio may enter into short sales transactions may be limited by the Code requirements for qualification of the Portfolio as a RIC. (See, “Dividends, Distributions and Taxes.”)

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time the Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios may also enter into forward commitments. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, a Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will segregate on its books or those of its custodian assets consisting of cash, liquid assets and/or higher quality debt instruments in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. Each Portfolio will only make commitments to

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purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, a Portfolio may realize a capital gain or loss. When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a Portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are those that have the characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents 3% of the trust’s assets. The remaining 97% consists of trust-preferred securities, which are then sold to investors. The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities. The primary advantage for this particular structure is that the trust-preferred securities are treated by the financial institution as debt securities for tax purposes, and as equity for the purpose of calculating capital requirements.

In certain instances, this structure involves more than one financial institution and, accordingly, more than one trust. In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the special-purpose trust subsidiaries of the participating financial institutions. Therefore, the trust-preferred securities held by investors are backed by the trust- preferred securities issued by the trust subsidiaries.

In identifying the risks of trust-preferred securities, the Adviser and sub-advisers evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

Portfolio Turnover

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios. Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectuses.

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ING BlackRock Science and Technology Portfolio’s portfolio turnover rate decreased 46% from 137% in 2008 to 74% in 2009 as a result of market volatility.

ING Opportunistic LargeCap Portfolio’s portfolio turnover rate increased 65% from 132% in 2008 to 218% in 2009, as a direct result of the fact that the portfolio underwent a strategy change.

The Small Company Portfolio experienced an increase in annualized turnover of 36% from 2007 to 2008 due primarily to the sharp increase in volatility experienced in the U.S. equities markets in 2008. Index Plus LargeCap Portfolio experienced an increase in annualized turnover of 44% from 2007 to 2008 due primarily to the sharp increase in volatility experienced in the U.S. equities markets in 2008. The Intermediate Bond Portfolio experienced an increase in annualized turnover of 52% from 2007 to 2008 due primarily to the sharp increase in volatility experienced in the most major markets in 2008. In response, the investment team undertook a more active trading approach in an attempt to combat market conditions that existed.

MANAGEMENT OF THE COMPANY/TRUST

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Management of the Portfolios.”

The Board

The Directors/Trustees of the Company/Trust are responsible for the oversight and supervision of the affairs of the Company/Trust as is described more fully below. Neither the Company’s/Trust’s charter nor the Charter of the Nominating Committee sets forth specific qualifications to serve as a Director/Trustee, although the Nominating Committee Charter identifies certain factors that the Committee may take into account when considering Director/Trustee candidates. Each Director/Trustee serves until the Director’s/Trustee’s successor is duly elected and qualified, subject to any retirement policy adopted by the Board or the Independent Directors/Trustees. The Independent Directors/Trustees have adopted a policy requiring each Independent Director/Trustee to retire from the Board as of the latter of: (i) the March 31 next occurring after the Independent Director/Trustee attains the age of 72; and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director/Trustee under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors/Trustees, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72. The retirement policy may, at any time, be suspended by vote of a majority of the Independent Directors/Trustees, which suspension occurred effective March 11, 2010.

The Directors/Trustees have varied experiences, attributes and skills that are utilized in overseeing each Fund’s activities, reviewing contractual arrangements with companies that provide services to the Funds, and reviewing the Fund’s performance. Among the attributes or skills common to all Directors/Trustees are their ability to (i) review critically, evaluate, question and discuss information provided to them, (ii) interact effectively with the other Directors/Trustees, the Adviser, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and (iii) exercise effective and independent business judgment in the performance of their duties as Directors/Trustees. Each Director’s/Trustee’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Company/Trust and the other companies and trusts in the ING complex of mutual funds (the “Fund Complex”) (and/or in other capacities, including for any predecessor funds),

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public companies, or non-profit entities or other organizations as set forth below. Each Director’s/Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

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Information for each of the Directors/Trustees is set forth in the table below:

Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Portfolios in Fund Complex Overseen by Director/Trustee(2)	Other Board Memberships held by Director/Trustee
Directors/Trustees who are “Non-Interested Persons”

Dr. Albert E. DePrince, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Director/Trustee	June 1998 – Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present). Formerly, Director of Business and Economics Research Center, Middle Tennessee State University (1999 – 2002); Chief Economist, Marine Midland Bank (1987 1990); Various Management Positions, Marine Midland Bank (1978-1990). Ph.D Economics Published numerous scholarly papers and journal articles in the areas of financial markets, financial institutions, corporate finance and monetary policy.	45	Academy of Economics and Finance (February 2002 – Present).

Martin J. Gavin 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Director/Trustee	January 2009 – Present	President, Connecticut Children’s Medical Center (May 2006 – Present). Formerly, Interim President, Connecticut Children’s Medical Center (January 2006 – May 2006). Formerly, Executive and Senior Management for The Phoenix Companies, Inc. (1984 – 2000); Senior Management at CIGNA Corporation (1973 – 1984)	45	None.

Russell H. Jones 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age 64	Director /Trustee	December 2007 – Present	Retired. Formerly, Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation, an aerospace and industrial distribution manufacturer (April 1973 – March 2008). Independent Director and Chair of Contracts Committee, CIGNA Mutual Funds (1995 to 2005). Corporate Loan Officer and Credit Analyst, Hartford National Bank (1966 – 1973). President, Hartford Area Business Economists (1987).	45	None.

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Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Portfolios in Fund Complex Overseen by Director/Trustee(2)	Other Board Memberships held by Director/Trustee
Sidney Koch 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 74	Director/ Trustee	April 1994 – Present	Retired. Self-Employed Consultant (June 2000 – Present). Formerly, Senior Adviser, Hambro America, Inc. (1993 – 2000); Executive Vice President of Investment Banking, Daiwa Securities America, Inc. (1986-1993).	45	None.

Dr. Corine T. Norgaard 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 72	Director/Trustee	June 1991 – Present	President, Retirement Options, LLC, a training provider for retirement coaches (August 2009 – Present). Formerly, President, Thompson Enterprises (September 2004 – September 2005). Dean of the Barney School of Business, University of Hartford (August 1996 - June 2004). Various other academic positions (1969 – 1993). Certified Public Accountant Ph. D: Accounting and Business	45	MassMutual Corporate Investors and MassMutual Participation Investors (April 1997 – Present); Mass Mutual Premier Fund (December 2004 – Present); and MML Series Investment Funds II, Chair of Audit Committee (December 2005 – Present).

Joseph E. Obermeyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Director/Trustee	January 2003 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present). Formerly, Senior Manager, Arthur Andersen LLP (1995-1999; Senior Manager, Coopers & Lybrand, LLP (1993 – 1995); Manager, Price Waterhouse (1988 – 1993); Second Vice President, Smith Barney (1985 – 1988); Consultant, Arthur Andersen & Co. (1984 -1985). Currently, Member of Finance Committee, Windham Hospital.	45	None.

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Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Portfolios in Fund Complex Overseen by Director/Trustee(2)	Other Board Memberships held by Director/Trustee
Director/Trustee who is an “Interested Person”

Shaun Mathews(3)(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Director/Trustee	December 2007 – Present	President and Chief Executive Officer, ING Investments, LLC(5) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).	182	ING Retirement Holdings, Inc. (September 1996 – Present). ING Services Holding Company, Inc. (May 2000 – Present); ING Financial Advisers, LLC (April 2002 – Present); Southland Life Insurance Company (June 2002 – Present) and ING Capital Corporation, LLC and ING Funds Distributor, LLC(6) (December 2005 – Present), ING Funds Services, LLC(7) , ING Investments, LLC(5) and ING Pilgrim Funding, Inc. (December 2006 – Present); and Directed Services LLC(8) (December 2006 – Present).

(1)

The information reported includes the principle occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as a Director.

(2)	For the purposes of this table, “Fund Complex” (except for Mr. Mathews) means the following investment companies: ING Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING GET Fund; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc. and ING Series Fund, Inc. The number of funds in the “Fund Complex” is as of March 31, 2010.
(3)	Mr. Mathews is also a Director/Trustee of the following investment companies: ING Asia Pacific High Dividend Equity Income Fund, ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials, and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc., ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust and ING Variable Products Trust. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.
(4)	“Interested person,” as defined in the 1940 Act, by virtue of this Director’s/Trustee’s affiliation with any of the Portfolios, ING or any of ING’s affiliates.
(5)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.
(6)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.
(7)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.
(8)	Directed Services LLC is the successor in interest to Directed Services Inc.

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Officers

Information about each Company’s/Trust’s Officers are set forth in the table below:

Name, Address and Age	Position Held with the Company/Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	December 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).

Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	April 2002 – Present

Executive Vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 ( December 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Chief Compliance Officer Executive Vice President	November 2004 – Present March 2006 – Present	Chief Compliance Officer of the ING Funds (November 2004 – Present); Executive Vice President of the ING Funds (March 2006 – Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008 and October 2009 – Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 – July 2008 and October 2009 – Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present).

Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).

Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).

Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 42	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).

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Name, Address and Age	Position Held with the Company/Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Vice President	March 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 – Present); and Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present).

William Evans 10 State House Square Hartford, Connecticut 06103 Age: 37	Vice President	September 2007 – Present	Senior Vice President (2010 – Present) and Manager Research and Selection Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007).

Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).

Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present) and Managing Paralegal, Registration Statements (June 2003 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006).

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Assistant Vice President	May 2008 – Present	Assistant Vice President – Director of Tax, ING Funds Services, LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008).

Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Secretary	September 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Assistant Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).

Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 – Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

(1)	The Officers hold office until the next annual meeting of Trustees and until their successors shall have been elected and qualified.
(2)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.
(3)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.
(4)	Directed Services LLC is the successor in interest to Directed Services Inc.

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(5)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.

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Board Leadership Structure

Overall responsibility for oversight of the Company/Trust and the Portfolios rests with the Board of Directors/Trustees. The Board has engaged the Adviser to manage the Portfolios on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Company/Trust in accordance with the provisions of the 1940 Act, the applicable provisions of the State law, other applicable laws and the Company’s/Trust’s charter and By-laws. The Board is currently composed of seven (7) members, six (6) of whom are not “interested” persons of the Company/Trust (the “Independent Directors”), who have varied experiences, attributes and skills. The Board currently conducts regular meetings four (4) times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls, as necessary, to discuss specific matters that may arise or require action between regular meetings. The Independent Directors/Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. As discussed below, the Board has established five (5) committees to assist the Board in performing is oversight responsibilities.

Under the terms of the charter of the Contracts Committee, the Independent Director/Trustee selected to serve as the Chairman of the Contracts Committee also serves as the chairperson of the Board (the “Independent Chairman”). The Independent Chairman serves as an advocate for the other Independent Directors/Trustees in communications with management on a broad range of matters and as a liaison with service providers, officers, attorneys, and other Directors/Trustees generally between meetings of the Board. The Independent Chairman may perform such other functions as may be provided by the Board from time to time, including participation in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The designation of an individual as the Independent Chairman does not impose on such Independent Director any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.

The Board has adopted a policy (the “Investment Policy”) whereby each Independent Director/Trustee is required to invest, directly or indirectly, at least $100,000 (at cost) in one or more mutual funds under the purview of the Board within a three-year time period after becoming an Independent Director/Trustee. The Board believes that the Investment Policy further aligns the interests of the Independent Directors/Trustees with those of shareholders and, therefore, enhances the ability of the Independent Directors/Trustees to represent the interests of shareholders.

The Board believes that the current leadership structure of the Board is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Directors/Trustees and the full Board in a manner reasonably designed to enhance effective oversight by the Board. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Company/Trust and the Portfolios.

The Company/Trust and the Portfolios are subject to a number of risks, including investment, compliance, operational, and valuation risks. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Portfolios’ investment management and business affairs. Each of the Adviser, the sub-advisers and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. Risk oversight forms part of the Board’s general oversight of

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the Company/Trust and the Portfolios and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Company/Trust and the Portfolios, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the subadvisers, the Chief Compliance Officer of the Portfolios, the independent registered public accounting firm for the Portfolios, and internal auditors for the Advisor and its affiliates, as appropriate, regarding risks faced by the Portfolios and relevant risk functions. The Board, with the assistance of its Contracts Committee, reviews investment policies and risks in connection with its review of the Portfolios’ performance. The Board has appointed a Chief Compliance Officer who oversees the testing of the Portfolios’ compliance program and reports to the Board regarding compliance matters for the Portfolios and their principal service providers. In addition, as part of the Board’s periodic review of the Portfolios’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of the Adviser, has approved and periodically reviews valuation policies applicable to valuing the Portfolio shares and has established a valuation committee of Directors/Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Contracts Committee, a standing Audit Committee, a standing Compliance Committee, a standing Nominating Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Company/Trust and the Portfolios. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Director/Trustee. Each of the Committees other than the Valuation Committee is comprised solely of all the Independent Directors/Trustees. The Valuation Committee is comprised of all the Directors/Trustees.

(1) Audit Committee. The Board has established an Audit Committee whose function includes, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s/Trust’s audit, the Company’s/Trust’s financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of six (6) Independent Directors/Trustees. The following Directors/Trustees serve as members of the Audit Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. Norgaard currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Audit Committee. The Audit Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2009.

(2) Contracts Committee. The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Portfolios or their shareholders. Annually, the Contracts Committee conducts an evaluation of the performance of the Board and its Committees, including the effectiveness of the Board’s Committee structure and the effectiveness of the Board in overseeing the number of Portfolios under its purview. As part of the annual self-evaluation, the Contracts Committee reviews the mix of experience, attributes and skills of the Directors/Trustees. The Contracts Committee currently consists of six (6) Independent Directors. The following Directors/Trustees serve as members of the Contracts Committee: Dr. DePrince, Mr. Gavin, Mr. Jones,

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Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. DePrince currently serves as Chairperson and Mr. Obermeyer currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee meets regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2009.

(3) Nominating Committee. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director/Trustee vacancies on the Board. The Nominating Committee currently consists of six (6) Independent Directors/Trustees. The following Directors/Trustees serve as members of the Nominating Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Nominating Committee. When considering potential nominees to fill vacancies on the Board, the Nominating Committee reviews the mix of experience, attributes and skills of the Directors/Trustees. The Nominating Committee is willing to consider nominations for vacancies received from shareholders in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director/Trustee at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolio, ING Variable Product Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any such recommendation made by such shareholder must contain information for the Nominating Committee to make an assessment of the candidate’s suitability for the position of Independent Director/Trustee. The Nominating Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Nominating Committee held no (0) meetings during the fiscal year ended December 31, 2009.

(4) Valuation Committee. The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of six (6) Independent Directors/Trustees and one (1) Director/Trustee who is an “interested person,” as defined in the 1940 Act. The following Directors/Trustees serve as members of the Valuation Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Mr. Mathews, Dr. Norgaard, Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Valuation Committee. The Nominating Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Valuation Committee held no (0) meetings during the fiscal year ended December 31, 2009.

(5) Compliance Committee. The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Portfolios and their service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Portfolios and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws. The Compliance Committee currently consists of six (6) Independent Directors. The following Directors/Trustees serve as members of the Compliance Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Mr. Jones currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Compliance Committee. The Compliance Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2009.

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DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director/Trustee.

Name of Director/Trustee	Dollar Range of Equity Securities in the Portfolio as of December 31, 2009
	Balanced	BlackRock Science and Technology Opportunities	Growth and Income	Index Plus Large Cap	Index Plus MidCap	Index Plus SmallCap
Independent Directors/Trustees
Albert E. DePrince, Jr.	None	None	None	None	None	None
Martin J. Gavin	None	None	None	None	None	None
Russell H. Jones	None	None	None	None	None	None
Sidney Koch	None	None	None	None	None	None
Corine T. Norgaard	None	None	Over $100,000	None	None	None
Joseph E. Obermeyer	None	None	None	None	None	None
Interested Director/Trustee
Shaun P. Mathews	None	None	$1,000-$10,000	None	None	None

Name of Director/Trustee	Dollar Range of Equity Securities in the Portfolio as of December 31, 2009				Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director/Trustee in Family of Investment Companies
	Intermediate Bond	Money Market	Opportunistic LargeCap	Small Company
Independent Directors/Trustees
Albert E. DePrince, Jr.	None	None	None	None	Over $100,000 Over $100,000(1)
Martin J. Gavin	None	None	None	None	Over $100,000(1)
Russell H. Jones	None	None	None	None	Over $100,000(1)
Sidney Koch	None	None	None	None	Over $100,000
Corine T. Norgaard	None	None	None	None	Over $100,000
Joseph E. Obermeyer	None	None	None	None	Over $100,000(1)
Interested Director/Trustee
Shaun P. Mathews	$1-$10,000	None	None	None	Over $100,000 $10,000 – 50,000(1)

(1)	Includes the value of shares in which a Director/Trustee has an indirect interest through a deferred compensation plan.

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INDEPENDENT DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES

Set forth in the table below is the information regarding each Independent Director’s/Trustee’s (and his/her immediate family members) share ownership as of December 31, 2009 in securities of the Portfolio’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Portfolio (not including registered investment companies).

Name of Director/Trustee	Name of Owner’s and Relationship to Director/Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$0	N/A
Martin J. Gavin	N/A	N/A	N/A	$0	N/A
Russell H. Jones	N/A	N/A	N/A	$0	N/A
Sidney Koch	N/A	N/A	N/A	$0	N/A
Corine T. Norgaard	N/A	N/A	N/A	$0	N/A
Joseph E. Obermeyer	N/A	N/A	N/A	$0	N/A

DIRECTOR/TRUSTEE COMPENSATION

Each Portfolio pays each Director/Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $66,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee attended in person; (iv) $3,500 per attendance of any Committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $2,500 per telephonic meeting; (vi) $50,000 annual fee to the Chairperson of the Contracts Committee (who also serves as the Independent Chairman), $15,000 annual fee to the Chairpersons of the Audit and Compliance Committees, $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $25,000 annual fee to the Vice Chairperson of the Contracts Committee and $7,500 annual fee to the Vice Chairperson of both the Audit and Compliance Committees. The pro rata share paid by each Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Directors/Trustees serve in common as Directors/Trustees.

The following table sets forth information provided by the Portfolios’ Adviser regarding compensation of Directors/Trustees by each Portfolio and other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended December 31, 2009. Officers of the company and Directors/Trustees who are interested persons of the company do not receive any compensation from the Portfolios or any other funds managed by ING Investments, LLC or its affiliates. None of these Directors/Trustees was entitled to receive pension or retirement benefits.

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Name of Director/Trustee	Balanced Portfolio	BlackRock Science and Technology Opportunities Portfolio	Growth and Income Portfolio	Index Plus LargeCap Portfolio	Index Plus MidCap Portfolio	Index Plus SmallCap Portfolio
Albert E. DePrince, Jr.	$8,129.21	$2,924.52	$28,680.68	$11,036.02	$7,779.26	$3,741.14
Martin J. Gavin(1)	$7,286.19	$2,512.67	$25,272.89	$9,925.80	$6,941.01	$3,360.35
Russell H. Jones(1)	$6,944.48	$2,487.09	$24,444.44	$9,431.04	$6,641.53	$3,197.42
Sidney Koch	$7,835.29	$2,780.63	$27,495.60	$10,637.78	$7,480.87	$3,603.22
Corine Norgaard	$7,545.10	$2,695.59	$26,541.78	$10,244.69	$7,212.27	$3,471.93
Joseph E. Obermeyer(1)	$7,358.84	$2,621.52	$25,855.67	$9,992.35	$7,030.98	$3,386.00

Name of Director/Trustee	Intermediate Bond Portfolio	Money Market Portfolio	Opportunistic LargeCap Portfolio	Opportunistic Large Cap Growth Portfolio(1)	Small Company Portfolio	Total Compensation from the Portfolios and ING Mutual Funds Complex Paid to Directors/ Trustees(2)
Albert E. DePrince, Jr.	$38,459.48	$22,226.21	$1,441.70	$564.99	$6,709.67	$231,500.00
Martin J. Gavin(3)	$34,790.22	$20,253.37	$1,239.12	$561.59	$5,941.34	$203,000.00
Russell H. Jones(3)	$32,934.92	$19,038.81	$1,220.61	$493.53	$5,730.75	$197,125.00
Sidney Koch	$37,254.94	$21,588.26	$1,368.40	$565.53	$6,440.21	$221,500.00
Corine Norgaard	$35,797.95	$20,712.02	$1,325.77	$536.61	$6,217.06	$214,000.00
Joseph E. Obermeyer(3)	$34,954.32	$20,233.84	$1,288.25	$528.11	$6,059.17	$208,375.00

(1)	ING Opportunistic LargeCap Growth Portfolio merged into ING Opportunistic LargeCap Portfolio on August 8, 2009.
(2)	Represents compensation from 42 funds (total in complex as of December 31, 2009).
(3)	Includes amounts deferred pursuant to a deferred compensation plan during the fiscal year ended December 31, 2009, Messrs. Martin J. Gavin, and Joseph E. Obermeyer deferred $101,500.00 and $20,838.00 respectively, of their compensation from the Portfolios.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act to include the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

As of April 1, 2010 officers and Directors/Trustees owned less than 1% of the outstanding shares of each Portfolio. To the best knowledge of the Portfolios, the names and addresses of the holders of 25% or more of the outstanding shares of each class (that are currently being offered) of the Portfolios’ equity securities as of April 1, 2010, and the percentage of the outstanding shares held by such holders are set forth in the table below. Shares of the Portfolios are issued in connection with investments in variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and qualified pension plans. As of April 1, 2010, separate accounts of the following life insurance companies and/or qualified pension plans owned of record or beneficially 5% or more of the shares of the following Portfolios:

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Balanced	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	92.31%	91.28%
ING Balanced	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	85.34%	1.09%
ING Balanced	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	11.52%	91.28%
ING BlackRock Science & Technology Opportunities	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	11.49%	0.01%
ING BlackRock Science & Technology Opportunities	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	87.81%	1.07%
ING BlackRock Science & Technology Opportunities	ING Life Insurance & Annuity CO One Orange Way B3N Windsor, CT 06095	Class I	97.52%	28.81%
ING BlackRock Science & Technology Opportunities	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	96.34%	67.90%
ING BlackRock Science & Technology Opportunities	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.35%
ING Growth & Income	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	34.29%	0.51%
ING Growth & Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	65.71%	64.48%
ING Growth & Income	ING Life Insurance & Annuity CO ATTN Valuation Unit-TS31 One Orange Way B3N Windsor, CT 06095	Class I	78.85%	64.48%

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Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Growth & Income	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	94.55%	18.41%
ING Growth & Income	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.42%
ING Index Plus LargeCap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	95.38%	75.87%
ING Index Plus LargeCap	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	94.02%	20.04%
ING Index Plus MidCap	ING Life Insurance & Annuity CO Separate Account Investments One Orange Way B3N Windsor, CT 06095	Class I	93.76%	74.73%
ING Index Plus MidCap	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	91.29%	19.39%
ING Index Plus SmallCap	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	5.90%	3.86%
ING Index Plus SmallCap	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	5.94%	5.65%
ING Index Plus SmallCap	ING Life Insurance & Annuity CO Separate Account Investments One Orange Way B3N Windsor, CT 06095	Class I	88.11%	58.92%
ING Index Plus SmallCap	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	91.57%	31.57%
ING Index Plus SmallCap	Reliastar Life Insurance Company of New York 151 Farmington Ave TN41 Hartford, CT 06156-0001	Class S	5.00%	5.65%
ING Intermediate Bond	ING Life Insurance & Annuity Co. 151 Farmington Ave Hartford, CT 06156-0001	Class ADV	99.40%	38.35%
ING Intermediate Bond	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	78.94%	38.35%
ING Intermediate Bond	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	97.15%	50.52%
ING Intermediate Bond	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.68%
ING Money Market	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	98.65%	98.65%
ING Opportunistic LargeCap	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	99.40%	0.56%

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Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Opportunistic LargeCap	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	98.62%	88.15%
ING Opportunistic LargeCap	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class S	23.11%	3.70%
ING Opportunistic LargeCap	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	57.47%	6.95%
ING Opportunistic LargeCap	ING Life Insurance & Annuity CO Aces Separate Acct B ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	16.62%	88.15%
ING Small Company	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	30.89%	0.00%
ING Small Company	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class ADV	9.01%	0.02%
ING Small Company	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	60.10%	51.53%
ING Small Company	ING Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	14.71%	12.58%
ING Small Company	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	6.19%	5.29%
ING Small Company	ING Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	6.43%	5.50%
ING Small Company	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	60.24%	51.53%
ING Small Company	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	96.64%	14.00%
ING Small Company	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.02%

ADVISER

The investment adviser for each Portfolio is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series

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thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors/Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio’s subject to delegation of certain responsibilities to other ING Investments advisers including ING Investment Management Co. (“ING IM”) and BlackRock Advisors, LLC (“BlackRock Advisors”) (each a “Sub-Adviser” and collectively, “Sub-Advisers”). ING IM is the Sub-Adviser to all the Portfolios except BlackRock Science and Technology Opportunities Portfolio; and BlackRock Advisors is the Sub-Adviser to BlackRock Science and Technology Opportunities Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund and potential termination of the Fund’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

On February 26, 2001, the name of the Adviser changed from “Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.” Prior to March 1, 2002, ING IM served as adviser to all the Portfolios (except BlackRock Science and Technology Opportunities Portfolio). On that date ING Investments, LLC began serving as adviser and ING IM began serving as the sub-adviser to each Portfolio (except BlackRock Science and Technology Opportunities Portfolio). BlackRock Advisors, Inc. has served as the Sub-Adviser to BlackRock Science and Technology Opportunities Portfolio from January 1, 2004 to September 29, 2006. On September 29, 2006, BlackRock Advisors began serving as the sub-adviser to the Portfolio. Prior to January 1, 2004, AIC Asset Management LLC served as sub-adviser.

ING Investments serves pursuant to investment management agreements (“Investment Advisory Agreements”) between ING Investments and each Company/Trust on behalf of the Portfolios. The Investment Advisory Agreements require ING Investments to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to sub-advisory agreements between ING Investments and the Sub-Advisers (each a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) ING Investments has delegated certain management responsibilities to the Sub-Advisers for each of the Portfolios. ING Investments oversees the investment management of the Sub-Advisers for the Portfolios.

The Investment Advisory Agreements require ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio’s assets and the purchase or sale of its portfolio securities. The Investment Advisory Agreements provide that ING Investments is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreements, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreements.

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After an initial term through December 31, 2002 the Investment Advisory Agreements and Sub-Advisory Agreements with ING Investments and ING IM, respectively, (through April 1, 2004 for BlackRock Science and Technology Opportunities Portfolio) and with BlackRock Advisors, Inc., continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of a Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors/Trustees who are not parties to the Investment Advisory Agreements or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

Each Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of a Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreements will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Please see the Portfolios’ annual shareholder report dated December 31, 2009 for information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships.

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Advisers. For its services, each Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio(1)	Annual Advisory Fee
Balanced	0.50% of the Portfolio’s average daily net assets.
BlackRock Science and Technology Opportunities	0.95% of the Portfolio’s average daily net assets.
Growth and Income

0.50% on first $10 billion of the Portfolio’s average daily net assets;

0.45% on next $5 billion of the Portfolio’s average daily net assets; and

0.425% of the Portfolio’s average daily net assets in excess of $15 billion.

Index Plus LargeCap	0.35% of the Portfolio’s average daily net assets.
Index Plus MidCap	0.40% of the Portfolio’s average daily net assets.
Index Plus SmallCap	0.40% of the Portfolio’s average daily net assets.
Intermediate Bond	0.40% of the Portfolio’s average daily net assets.
Money Market	0.25% of the Portfolio’s average daily net assets.
Opportunistic LargeCap	0.60% of the Portfolio’s average daily net assets.
Small Company	0.75% of the Portfolio’s average daily net assets.

(1)	The Portfolios may seek to achieve a return on un invested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

During the fiscal years ended December 31, 2009, 2008, and 2007, the Portfolios paid ING Investments the following investment advisory fees:

Name of Portfolio	2009	2008	2007
Balanced	$2,986,501	$4,238,780	$5,655,120
BlackRock Science and Technology Opportunities	$2,155,074	$1,507,847	$826,795
Growth and Income	$10,671,387	$12,112,516	$14,949,836
Index Plus LargeCap	$2,858,938	$5,638,358	$9,226,901
Index Plus MidCap	$2,313,667	$3,847,915	$5,974,502
Index Plus SmallCap	$1,112,997	$2,113,383	$3,706,913
Intermediate Bond	$11,079,383	$13,786,402	$11,762,996
Money Market	$3,961,133	$4,386,202	$3,875,870
Opportunistic LargeCap	$647,192	$743,715	$1,135,795
Small Company	$3,741,264	$4,109,492	$4,305,767

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SUB-ADVISERS

The Investment Advisory Agreement for each of the Portfolios provides that ING Investments, with the approval of a Portfolio’s Board, may select and employ investment advisers to serve as sub-advisers for any of the Portfolios, and shall monitor the Sub-Advisers’ investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreements, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and officers of a Portfolio who are employees of ING Investments or its affiliates and office rent of a Portfolio. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio’s NAV; taxes, if any, and the preparation of each Portfolio’s tax return; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolios under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors/Trustees of the Portfolios who are not employees of the Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreements may be terminated without payment of any penalties by the Adviser, the Directors/Trustees, on behalf of a Portfolio, or the shareholders of a Portfolio upon 60 days’ prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of a Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, on behalf of a Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreements between the Adviser and ING IM, ING IM acts as Sub-Adviser to all the Portfolios except BlackRock Science and Technology Opportunities Portfolio. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Board, on behalf of the Portfolios, manages the Portfolios’ portfolio investments consistently with the Portfolios’ investment objectives, and executes any of the Portfolios’ investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Adviser. ING IM’s address is 230 Park Avenue, New York, NY 10169. ING IM is a wholly-owned subsidiary of ING Groep.

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Pursuant to an interim Sub-Advisory Agreement dated September 30, 2006 and a final Sub-Advisory Agreement dated February 2, 2007 between the Adviser and BlackRock Advisors, BlackRock Advisors serves as Sub-Adviser to BlackRock Science and Technology Opportunities Portfolio. BlackRock has served as Sub-Adviser since January 2, 2004. Prior to January 2, 2004 AIC Asset Management LLC served as Sub-Adviser. In this capacity, BlackRock Advisors subject to the supervision and control of the Adviser and the Board, on behalf of the Portfolio, manages the Portfolio’s investment portfolio consistently with the Portfolio’s investment objective, and executes any of the Portfolio’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. BlackRock Advisors’ principal address is 100 Bellevue Parkway, Wilmington, Delaware 19809. Founded in 1994, BlackRock Advisors is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment management firms in the United States.

The Portfolios and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory agreements with a non-affiliated sub-adviser and to materially amend the Sub-Advisory agreements with the approval of a Portfolio’s Board, but without shareholder approval. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Adviser remains responsible for providing general management services to each Portfolio, including overall supervisory responsibility for the general management services to each Portfolio, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objectives, policies and restrictions.

Sub-Advisory Fees

As compensation to each Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets managed during the month:

Portfolio(1)	Sub-advisory Fee
Balanced	0.225% of the Portfolio’s average daily net assets.
BlackRock Science and Technology Opportunities	0.50% on first $200 million of the Portfolio’s average daily net assets; 0.425% on next $300 million of the Portfolio’s average daily net assets; and 0.40% thereafter.
Growth and Income

0.225% on first $10 billion of the Portfolio’s average daily net assets;

0.203% on next $5 billion of the Portfolio’s average daily net assets; and

0.191% of the Portfolio’s average daily net assets in excess of $15 billion.

Intermediate Bond	0.180% of the Portfolio’s average daily net assets.
Index Plus LargeCap	0.158% of the Portfolio’s average daily net assets.
Index Plus MidCap	0.180% of the Portfolio’s average daily net assets.
Index Plus SmallCap	0.180% of the Portfolio’s average daily net assets.
Money Market	0.113% of the Portfolio’s average daily net assets.
Opportunistic LargeCap	0.270% of the Portfolio’s average daily net assets.
Small Company	0.338% of the Portfolio’s average daily net assets.

(1)

The Portfolios may seek to achieve a return on un invested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

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Sub-Advisory Fees Paid

During the fiscal years ended December 31, 2009, 2008, and 2007 the Adviser paid the Sub-Advisers the following fees respectively.

Portfolio	2009	2008	2007
Balanced	$1,340,535	$1,900,666	$2,528,069
BlackRock Science and Technology Opportunities	$1,102,629	$770,233	$435,155
Growth and Income	$4,793,678	$5,443,359	$6,701,481
Index Plus LargeCap	$1,287,622	$2,534,021	$4,140,057
Index Plus MidCap	$1,039,607	$1,729,099	$2,680,312
Index Plus SmallCap	$499,966	$948,999	$1,661,471
Intermediate Bond	$4,966,386	$6,157,472	$5,251,947
Money Market	$1,786,177	$1,973,791	$1,744,141
Opportunistic LargeCap	$291,161	$334,615	$510,537
Small Company	$1,682,782	$1,843,938	$1,930,712

Portfolio Managers

ING IM

Balanced Portfolio, Growth and Income Portfolio, Index Plus LargeCap Portfolio, Index Plus MidCap Portfolio, Index Plus SmallCap Portfolio, Intermediate Bond Portfolio, Opportunistic LargeCap Portfolio, Money Market Portfolio, and Small Company Portfolio.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2009.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Joseph Basset	2	$631,847,956	3	$151,944,575	4	$244,168,674
Christopher F. Corapi	2	$2,975,050,719	3	$150,362,836	15	$232,678,202
Vincent Costa	40	$13,468,026,203	6	$302,272,690	19(1)	$2,777,279,251
Steve Salopek	4	$875,152,609	3	$151,944,575	7	$455,840,206
David S. Yealy	1	$2,575,120,656	0	$0	0	$0
Paul Zemsky	56(2)	$21,049,147,565	13	$310,646,159	0	$0
Christopher Diaz	17	$4,582,135,915	17	$2,593,797,112	45	$12,494,108,090
Peter Guan	4	$4,435,771,841	0	$0	20	$12,188,100,004
Pranay Gupta	0	$0	0	$0	0	$0
Michael Hyman	16	$4,230,576,197	17	$2,593,797,112	50	$30,692,287,686
Christine Hurtsellers	16	$4,244,537,271	18	$2,605,313,940	55	$99,903,784,680
Michael Pytosh	1	$2,575,120,656	0	$0	0	$0

(1)	1 of these Accounts with Total Assets of $50,899,129 has an advisory fee that is also based on the performance of the Account.
(2)	2 of these Accounts with Total Assets of $760,777,991 have an advisory fee that is also based on the performance of the Accounts.

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Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from that of the portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for the Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation

For each of the portfolio managers (each a “Portfolio Manager” and collectively the “Portfolio Managers”) of the Portfolios listed above, compensation consists of: (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and, in certain instances; (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Managers for the Portfolios listed above are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and

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absolute performance in all areas. ING IM has defined indices (the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index for Mr. Zemsky as Portfolio Manager to Balanced Portfolio; the S&P 500® Index for Mr. Costa as Portfolio Manager for Balanced Portfolio; the BCAB Index for Mr. Hyman and Ms. Hurtsellers as Portfolio Managers to Balanced Portfolio, Mr. Diaz, Mr. Guan, Mr. Hyman, and Ms. Hurtsellers, as Portfolio Managers to Intermediate Bond Portfolio; the S&P 500® Index for Mr. Corapi and Mr. Pytosh as Portfolio Managers to Growth and Income Portfolio; the S&P 500® Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index for Mr. Costa as Portfolio Manager for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap Portfolios, respectively; the iMoney Net First Tier Retail Index for Mr. Yealy as Portfolio Manager for Money Market Portfolio; the Russell 2000® Index for Mr. Salopek and Mr. Basset as Portfolio Managers for Small Company Portfolio; and the Russell 1000® Value Index for Mr. Costa as Portfolio Manager for the Opportunistic LargeCap Portfolio) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Barclays Capital and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio Managers whose base salary compensation exceeds a particular threshold may participate in ING IM’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING IM stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers as of December 31, 2009, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Joseph Basset	Small Company	None
Christopher F. Corapi	Growth and Income	None
Vincent Costa	Balanced Opportunistic LargeCap Growth Index Plus LargeCap Index Plus MidCap Index Plus SmallCap Opportunistic LargeCap	None
Steve Salopek	Small Company	None
David S. Yealy	Money Market	None
Paul Zemsky	Balanced	None
Christopher Diaz	Intermediate Bond	None
Peter Guan	Intermediate Bond	None
Michael Hyman	Balanced Intermediate Bond	None
Christine Hurtsellers	Balanced Intermediate Bond	None
Michael Pytosh	Growth and Income	None

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BlackRock Science and Technology Opportunities Portfolio

BlackRock Advisors (“Blackrock”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2009.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets		Number of Accounts	Total Assets
Thomas P. Callan	12	$9.37 Billion	20	$1.80 Billion	(1)	6	$1.31 Billion
Jean Rosenbaum	4	$5.32 Billion	3	$330.7 Million		1	$80.2 Million
Erin Xie	4	$2.64 Billion	7	$724.1 Million	(2)	1	$133.7 Million

(1)	One of these Accounts with Total Assets of $499 million is subject to an advisory fee that is also based on the performance of the Account.
(2)	One of these Accounts with Total Assets of $133.7 million is subject to an advisory fee that is also based on the performance of the Account.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance and revenue-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a team revenue component. If a Portfolio Manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the Portfolio Managers of the Portfolio, these benchmarks are the

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same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each Portfolio Manager is compared and the period of time over which performance is evaluated. With respect to the Portfolio Managers, such benchmarks for the ING BlackRock Science and Technology Opportunities Portfolio include the Lipper Science and Technology Funds classification.

Portfolio Managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Mr. Callan, Ms. Rosenbaum, and Ms. Xie have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Mr. Callan, Ms. Rosenbaum, and Ms. Xie have each participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Callan and Ms. Rosenbaum have each been granted stock options and/or restricted stock in prior years.

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Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”), and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Mr. Callan, Ms. Rosenbaum, and Ms. Xie are each eligible to participate in these plans.

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each Portfolio Manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Mr. Callan and Ms. Xie currently manage certain accounts that are subject to performance fees. In addition, Mr. Calland and Ms. Xie assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional Portfolio Managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

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As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Beneficial Holdings

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Thomas P. Callan	None
Jean M. Rosenbaum	None
Erin Xie	None

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for each of the Portfolios pursuant to various Administration Agreements. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolios’ business, except for those services performed by ING Investments under the Investment Advisory Agreements, the Sub-Advisors under the applicable Sub-Advisory Agreements, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Portfolios from time to time. According to the Administration Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Company/Trust under this Agreement, including, without limitation, the expenses of software licensing and similar products used in the preparation of registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies. The Administrator acts as a liaison among these service providers to the Portfolios. The Administrator is also responsible for monitoring the Portfolios in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolios.

Prior to April 1, 2002, ING IM provided administrative services of the Portfolios pursuant to administrative agreements. The services provided by ING IM included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semi-annual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholders communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board. Since its appointments as Administrator on April 1, 2002, ING Funds Services has provided substantially similar administrative services to the Portfolios pursuant to the Administration Agreements.

The Administration Agreements may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors/Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company/Trust.

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Administration Fees Paid

For its services, the Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.030% thereafter.

During the fiscal years ended December 31, 2009, 2008, and 2007, the Portfolios paid the Administrator the following administrative fees:

Name of Portfolio	2009	2008	2007
Balanced	$328,505	$466,256	$622,044
BlackRock Science and Technology Opportunities	$124,763	$87,294	$47,866
Growth and Income	$1,173,823	$1,332,360	$1,644,432
Index Plus LargeCap	$449,249	$886,013	$1,449,900
Index Plus MidCap	$318,119	$529,075	$821,467
Index Plus SmallCap	$153,032	$290,583	$509,684
Intermediate Bond	$1,523,366	$1,895,600	$1,617,360
Money Market	$871,429	$964,944	$852,665
Opportunistic LargeCap	$59,324	$68,173	$104,111
Small Company	$274,351	$301,356	$315,747

EXPENSE LIMITATION AGREEMENTS

ING Investments has entered into an expense limitation agreement with the following Portfolios, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with the agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of these Portfolios which exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolios’ Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the expense limitation shown on the following table:

Portfolio	Class ADV	Class I	Class S	Class S2
BlackRock Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%
Index Plus LargeCap	N/A	0.55%	0.80%	0.95%
Index Plus MidCap	N/A	0.60%	0.85%	1.00%
Index Plus SmallCap	N/A	0.60%	0.85%	1.00%
Opportunistic LargeCap	1.30%	0.80%	1.05%	1.20%
Small Company	1.45%	0.95%	1.20%	1.35%

Each Portfolio may at a later date reimburse ING Investments for investment management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2011. The expense limitation agreement is contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to the lead

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Independent Director/Trustee upon thirty (30) days’ prior to the end of the then-current term or upon termination of the Investment Advisory Agreements. The Expense Limitation Agreement may also be terminated by a Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser at its principal place of business.

Expense Limitation Agreement — ING Money Market Portfolio

The Distributor and ING Investments have contractually agreed to waive a portion of their distribution and/ or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses of ING Money Market Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. When distribution fees are reduced, dealer compensation may be reduced to the same extent. Advisory fees waived and expenses reimbursed are subject to possible recoupment by ING Investments within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and servicing fees waived are not subject to recoupment. This arrangement will continue through at least May 1, 2011.

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CUSTODIAN

The cash and securities owned by each of the Portfolios are held by The Bank of New York Mellon, One Wall Street, New York, New York 10286, as custodian, which takes no part in the decisions relating to the purchase or sale of a Portfolio’s securities.

The custodian does not participate in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold by a Portfolio. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Transfer Agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm to the Portfolios. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, MA 02110.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA 02109.

PRINCIPAL UNDERWRITER

Shares of the Portfolios are offered on a continuous basis. The Portfolio’s principal underwriter is ING Funds Distributor, LLC, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258. The Distributor is a Delaware Corporation and is an indirect wholly-owned subsidiary of ING Groep and an affiliate of ING Investments. As principal underwriter for each Portfolio, the Distributor has agreed to use its best efforts to distribute the shares of each Portfolio thereof.

DISTRIBUTION SERVICING ARRANGEMENTS

Shares are distributed by the Distributor. The Class S shares of Balanced Portfolio, Growth and Income Portfolio, Intermediate Bond Portfolio, and Money Market Portfolio are subject to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, the Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. The Distributor has agreed to waive 0.10% of the distribution fee for Class S shares of ING Money Market Portfolio. The expense waiver will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after that date. In any event, the ING Money Market Portfolio will notify its Class S shareholders if it intends to pay the Distributor more than 0.15% (not to exceed 0.25% under the current Distribution Plan) for the Class S shares of the ING Money Market Portfolio in the future.

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The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors/Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors/Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Plan. No other interested person of the Portfolios has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth; (2) the services provided to the Portfolios and its shareholders by the Distributor; and (3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Advisers or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

SHAREHOLDER SERVICE AND DISTRIBUTION ARRANGEMENTS

The Class S shares of each Portfolio except for Balanced Portfolio, Growth and Income Portfolio, Intermediate Bond Portfolio, and Money Market Portfolio are subject to a shareholder service and/or distribution plan (“Class S Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Plan, the Distributor is paid an annual shareholder service and/or distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The shareholder service and/or distribution fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolios; facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolios and to service providers, provision of support services including providing information about the Portfolios and answering questions concerning the Portfolios, and provision of other services as may be agreed upon from time to time. The shareholder service and/or distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

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The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Class S Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Class S Plan should be continued. The terms and provisions of the Class S Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Class S Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors/Trustees. The Class S Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Class S Plan must be approved by the Board in the manner described above. The Class S Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors/Trustees upon not more than thirty (30) days notice to any other party to the Class S Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Plan. No other interested person of the Portfolios has a financial interest in the Plan.

In approving the Class S Plan, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth, 2) the services provided to the Portfolios and its shareholders by the Distributor, and 3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Advisers or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

SHAREHOLDER SERVICE AND DISTRIBUTION PLANS

Effective April 29, 2005, and October 31, 2008, the Class ADV shares and Class S2 shares, respectively, of the Portfolios are each subject to a Shareholder Service and Distribution Plan (the “Shareholder Service and Distribution Plans”). Under the Shareholder Service and Distribution Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios. The expense waiver will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after that date. In any event, the Portfolios will notify their Class S2 shareholders if they intend to pay the Distributor more than 0.15% (not to exceed 0.25% under the current Shareholder Service and Distribution Plan) for the Class S2 shares of the Portfolios in the future.

The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolios; facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolios and to service providers, provision of support services including providing information about the Portfolios and answering questions concerning the Portfolios, and provision of other services as may be agreed upon from time to time.

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The distribution fee may be used to cover expenses incurred in promoting the sale of Class ADV and Class S2 shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Shareholder Service and Distribution Plans have been approved by the Board, including all of the Directors/Trustees who are not “interested persons”, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Shareholder Service and Distribution Plans (“Independent Directors/Trustees”), cast in person at a meeting called for that purpose. The Shareholder Service and Distribution Plans must be renewed annually by the Board, including the Independent Directors/Trustees. The Shareholder Service and Distribution Plans may be terminated as to a Portfolio at any time, without any penalty, by such Directors/Trustees on not more than 30 days’ written notice.

Any material amendments to the Shareholder Service and Distribution Plans must be approved by the Independent Directors/ Trustees.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Portfolios paid to the Distributor for the fiscal year ended December 31, 2009 were as follows:

Portfolio	Class ADV	Class I	Class S	Class S2
Balanced(1)
Advertising	N/A	$0	$73	N/A
Printing	N/A	$0	$1,378	N/A
Salaries & Commissions	N/A	$28,045	$1,147	N/A
Broker Servicing	N/A	$7,350	$17,456	N/A
Miscellaneous	N/A	$113	$10	N/A
Total	N/A	$35,508	$20,063	N/A

BlackRock Science and Technology Opportunities(1)
Advertising	$1	$0	$2,941	$0
Printing	$13	$0	$55,874	$1
Salaries & Commissions	$25	$13,004	$60,881	$0
Broker Servicing	$2	$1,909	$400,755	$0
Miscellaneous	$0	$17	$107	$0
Total	$41	$14,930	$520,558	$1

Growth and Income(1)
Advertising	$11	$0	$3,774	$0
Printing	$207	$0	$71,707	$1
Salaries & Commissions	$97	$41,235	$9,998	$0
Broker Servicing	$5,278	$6,272	$899,039	$7,917
Miscellaneous	$0	$28	$95	$0
Total	$5,593	$47,535	$984,613	$7,918

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Portfolio	Class ADV	Class I	Class S	Class S2
Index Plus LargeCap
Advertising	N/A	$0	$1,765	N/A
Printing	N/A	$0	$33,538	N/A
Salaries & Commissions	N/A	$26,266	$4,116	N/A
Broker Servicing	N/A	$6,522	$443,707	N/A
Miscellaneous	N/A	$102	$22	N/A
Total	N/A	$32,889	$483,149	N/A

Index Plus MidCap
Advertising	N/A	$0	$1,300	N/A
Printing	N/A	$0	$24,697	N/A
Salaries & Commissions	N/A	$25,629	$5,620	N/A
Broker Servicing	N/A	$6,308	$318,486	N/A
Miscellaneous	N/A	$103	$21	N/A
Total	N/A	$32,040	$350,123	N/A

Index Plus SmallCap
Advertising	N/A	$0	$955	N/A
Printing	N/A	$0	$18,149	N/A
Salaries & Commissions	N/A	$21,694	$6,419	N/A
Broker Servicing	N/A	$5,768	$235,350	N/A
Miscellaneous	N/A	$91	$33	N/A
Total	N/A	$27,553	$260,906	N/A

Intermediate Bond(1)
Advertising	$0	$0	$14,063	$0
Printing	$0	$0	$267,190	$1
Salaries & Commissions	$0	$50,262	$78,411	$0
Broker Servicing	$1	$3,192	$3,062,639	$0
Miscellaneous	$0	$37	$86	$0
Total	$1	$53,491	$3,422,389	$1

Money Market
Advertising	N/A	$0	N/A	N/A
Printing	N/A	$0	N/A	N/A
Salaries & Commissions	N/A	$55,601	N/A	N/A
Broker Servicing	N/A	$7,700	N/A	N/A
Miscellaneous	N/A	$123	N/A	N/A
Total	N/A	$63,424	N/A	N/A

Opportunistic LargeCap
Advertising	$9	$0	$203	N/A
Printing	$177	$0	$3,857	N/A
Salaries & Commissions	$990	$25,013	$8,503	N/A
Broker Servicing	$3,138	$8,280	$36,946	N/A
Miscellaneous	$7	$(116)	$(41)	N/A
Total	$4,321	$33,178	$49,467	N/A

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Portfolio	Class ADV	Class I	Class S	Class S2

Small Company(1)
Advertising	$1	$0	$1,148	$0
Printing	$10	$0	$21,811	$1
Salaries & Commissions	$18	$29,807	$27,241	$0
Broker Servicing	$2	$4,837	$147,581	$0
Miscellaneous	$0	$38	$85	$0
Total	$30	$34,682	$197,866	$1

(1)	The Portfolio’s Class S2 shares commenced operations February 27, 2009. The expenses listed for Class S2 shares reflect the period from February 27, 2009 through December 31, 2009.

Because Class ADV and Class S2 shares of ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio and Class S2 shares of ING Opportunistic LargeCap Portfolio are not currently being offered, the Distributor did not incur any distribution expenses for the costs of promotion and distribution with respect to these classes of shares for these Portfolios for the fiscal year ended December 31, 2009.

Additionally, because Class ADV and Class S2 shares of ING Market Portfolio are not currently being offered and Class S shares of the Portfolio had not commenced operations as of December 31, 2009, the Distributor did not incur any distribution expenses for the costs of promotion and distribution with respect to these classes of shares for the Portfolio for the fiscal year ended December  31, 2009.

Distribution and/or Shareholder Service (12b-1) Fees Paid

For the fiscal years ended December 31, 2009, 2008, and 2007 the Class S shares of the following Portfolios paid the following fees under the Distribution Plan and/or Class S Plan:

Portfolio	2009	2008	2007
Balanced	$16,642	$21,753	$26,113
BlackRock Science and Technology Opportunities	$378,283	$202,881	$1,772
Growth and Income	$877,791	$336,286	$20,756
Index Plus LargeCap	$429,890	$682,509	$590,473
Index Plus MidCap	$308,988	$476,697	$616,007
Index Plus SmallCap	$227,796	$356,478	$498,439
Intermediate Bond	$2,979,273	$3,039,126	$2,163,586
Opportunistic LargeCap	$34,592	$44,358	$67,360
Small Company	$139,635	$47,625	$6,209

The Class ADV of shares of the following Portfolios paid the following fees under the Class ADV Shareholder and Distribution Plan for the shares for the fiscal years ended December 31, 2009, 2008, and 2007:

Portfolio	2009	2008		2007
Balanced	N/A	$6		$8
BlackRock Science and Technology Opportunities	$39	$0	(1)	N/A
Growth and Income	$4,476	$4,948		$1,242
Intermediate Bond	$5	$8		$4
Opportunistic LargeCap	$1,596	$4		$8
Small Company	$26	$0	(1)	N/A

(1)	The Portfolio’s Class ADV shares commenced operations December 16, 2008. The fees paid under the Class ADV Shareholder and Distribution Plan for shares of the Portfolio reflect the period from December 16, 2008 through December 31, 2008.

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The Class S2 shares of the following Portfolios paid the following fees under the Class S2 Shareholder Service and Distribution Plan for the fiscal year ended December 31, 2009:

Portfolio	2009		2008	2007
Balanced	N/A		N/A	N/A
BlackRock Science and Technology Opportunities	$17	(1)	N/A	N/A
Growth and Income	$156	(1)	N/A	N/A
Intermediate Bond	$11	(1)	N/A	N/A
Small Company	$17		N/A	N/A

(1)	The Class S2 shares of the Portfolio commenced operations February 27, 2009. The fees paid under the Class S2 Shareholder Service and Distribution Plan reflect the period from February 27, 2009 to December 31, 2009.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio (except Money Market Portfolio) posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available 30 calendar days following the previous calendar quarter. A Portfolio may also post its complete or partial portfolio holdings on a specified date. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., each Portfolio (except Money Market Portfolio) will post its quarter-ending June 30 holdings on July 31).

Money Market Portfolio posts its portfolio holdings schedule on ING’s website on a month-end basis and it is available 10 calendar days after the end of the previous calendar month. The Portfolio may also post its complete or partial portfolio holdings as of a specified date. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., Money Market Portfolio will post its month-ending June 30 holdings on July 11).

The Portfolios also compile a list composed of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios annual or semi-annual shareholder reports, or view them on ING’s website, along with the Portfolios’ portfolio holdings schedule. The Top Ten lists are also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•	to the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

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•	to financial printers for the purpose of preparing the Portfolios’ regulatory filings;

•	for the purpose of due diligence regarding a merger or acquisition;

•	to a new adviser or sub-adviser prior to the commencement of its management of a Portfolio;

•	to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data for the Portfolios than is posted on the Portfolios’ website;

•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios;

•	to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; and

•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ adviser, sub-advisers, principal underwriter or any affiliated person of the Portfolios, their adviser, or their principal underwriter, on the other. Such Policies authorize the Portfolios’ administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient, its affiliates, or their clients, over that of the Portfolios’ shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-advisers, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios’ Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

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PURCHASE AND REDEMPTION OF SHARES

Shares of a Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Portfolio’s Prospectuses. The value of shares redeemed may be more or less than the shareholder’s costs, depending upon the market value of the portfolio securities at the time of redemption.

Redemption of shares, or payment, may be suspended at times: (a) when the New York Stock Exchange (“NYSE”) is closed for other than customary weekend or holiday closings; (b) when trading on NYSE is restricted; or (c) when an emergency exists, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of the Portfolios are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated Participating Insurance Companies to Portfolio variable annuity contracts VA Contracts and VLI Policies. Each separate account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of these Portfolios for its divisions as net asset value without sales or redemption charges.

The Portfolios may offer the shares of their Portfolios to certain pension and retirement plans qualified under the Code. The relationships of pension and retirement plans and pension and retirement plan participants to the Portfolio would be subject, in part, to the provisions of the individual pension and retirement plans and applicable law. Accordingly, such relationships could be different from those described in the Prospectuses for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflict among separate accounts (and will do so for pension and retirement plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or pension and retirement plan) withdrawing because of a conflict.

Each Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g. purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio’s NAV per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio’s net asset value per share next computed on the day on which the Portfolio receives the orders.

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Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the contract.

PORTFOLIO TRANSACTIONS

The Adviser or a Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for a Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreements. Subject to policies and procedures approved by the Portfolios’ Boards, the Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Advisory Agreement with a Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or Sub-Adviser Selects Broker-Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and

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anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of a Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of a Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by a Portfolio. These credits are used to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the Securities Act of 1934, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

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Benefits to the Adviser or a Sub-Adviser – Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with that Portfolio or any of the Portfolios. Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to a Sub-Adviser for services provided to the Portfolios. The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser, or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”). Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither a Portfolio nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares. Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolios will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about Trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

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Transition Management

Changes in Sub-Advisers and investment personnel and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities. This type of change will increase trading costs and the portfolio turnover for the affected Portfolio. The Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures. Sub-Advisers may use different methods of allocating the results aggregated trades. Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolios are concerned. However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Brokerage commissions paid by the Portfolios for the fiscal years ended 2009, 2008, and 2007 are as follows:

Portfolio	2009	2008	2007
Balanced	$682,545	$1,479,624	$616,299
BlackRock Science and Technology Opportunities	$578,093	$447,459	$212,252
Growth and Income	$4,514,012	$8,543,914	$8,572,650
Index Plus LargeCap	$1,821,428	$3,986,452	$1,589,610
Index Plus MidCap	$1,284,641	$1,634,928	$1,400,071
Index Plus SmallCap	$695,106	$1,187,849	$1,183,064
Intermediate Bond	$108,299	$592,563	$386,029
Money Market	—	—	$0
Opportunistic LargeCap	$367,063	$277,390	$588,488
Small Company	$2,115,466	$2,237,677	$1,721,521

None of the Portfolios paid any affiliated brokerage commissions for the fiscal years ended December 31, 2009.

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For the fiscal year ended December 31, 2008 the amount of affiliated brokerage commissions paid by a Portfolio was as follows:

	2008
Portfolio	Total Amount of Commissions Paid	Total Amount of Commissions Paid to Affiliates	% of Total Amount of Commissions Paid to Affiliates	Affiliated Broker
BlackRock Science and Technology Opportunities	$447,459	$12,620	2.82%	Merrill Lynch
BlackRock Science and Technology Opportunities	$447,459	$3,081	0.69%	ING Barring LLC

None of the Portfolios paid any affiliated brokerage commissions for the fiscal years ended December 31, 2007.

For the fiscal years ended December 31, 2009, 2008, and 2007, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:

Portfolio Name	2009	2008	2007
Balanced	$87,653	$134,898	$50,559
BlackRock Science and Technology Opportunities	$551,487	$0	$0
Growth and Income	$571,751	$611,499	$364,218
Index Plus LargeCap	$183,581	$394,903	$177,458
Index Plus MidCap	$138,172	$168,686	$174,306
Index Plus SmallCap	$85,040	$81,163	$97,938
Intermediate Bond	$0	$0	$0
Money Market	$0	$0	$0
Opportunistic LargeCap	$42,191	$36,897	$31,012
Small Company	$74,536	$92,368	$59,879

During the fiscal year ended December 31, 2009, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2009:

Portfolio	Security Description	Market Value
Balanced	Bank of America	$9,318,427
	Barclays Bank	$4,744,418
	Citigroup, Inc.	$1,230,915
	Credit Suisse First Boston	$881,504
	Deutsche Bank AG	$1,156,566
	Goldman Sachs Group, Inc.	$4,554,798
	HSBC Holdings, Inc.	$626,080
	JPMorgan Chase & Co.	$14,632,812
	Morgan Stanley	$1,878,032
Growth and Income	Bank of America	$66,977,680
	Goldman Sachs Group, Inc.	$55,362,636
	JPMorgan Chase & Co.	$74,004,253

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Portfolio	Security Description	Market Value
Intermediate Bond	Bank of America	$65,038,163
	Barclays Banks	$26,092,758
	Credit Suisse	$9,583,689
	Deutsche Bank	$15,217,066
	Goldman Sachs Group, Inc.	$19,922,393
	HSBC Holdings, Inc.	$8,235,760
	JPMorgan Chase & Co.	$85,719,391
	Morgan Stanley	$27,100,772
Money Market	Goldman Sachs	$183,580,000
	Royal Bank of Canada (RBC)	$21,250,198
Opportunistic LargeCap	Wells Fargo & Co.	$1,762,447
Small Company Portfolio	None	N/A

CODE OF ETHICS

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Portfolios, ING Investments, the Sub-Advisers, and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all “access persons,” as defined by the Investment Adviser’s Act of 1940, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Portfolio that may rise from personal trading of securities that may be purchased or held by a Portfolio or of Portfolio shares. The Code of Ethics also prohibits short-term trading of a Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all holdings and security transactions with the ING Funds’ Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolios, including the procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

For All Portfolios except Money Market Portfolio

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open

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for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valuated at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. (See “Net Asset Value” in the “Information for Investors” section of the Prospectuses.) The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at

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the time the Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolios to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolios determines their NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolios’ NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. A Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

Money Market Portfolio

Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the

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Portfolio’s NAV can be maintained at $1.00 per share. To the extent the Portfolio invests in other registered investment companies the Portfolio’s NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, the Portfolio reserves the right to close at or prior to the BMA recommended closing time. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

TAX CONSIDERATIONS

The following is only a limited discussion of certain additional tax considerations generally affecting each Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

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Qualification as a Regulated Investment Company

Each Portfolio intends qualify annually to be taxed as a RIC under provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it attributes.

To qualify for treatment as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt form tax).

Excise Tax

Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

-	98% of the Portfolio’s ordinary income for the calendar year;

-	98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

-	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Diversification

Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate accounts used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within

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30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The U.S. Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. To date, the U.S. Treasury Department has issued only a few such pronouncements. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no insurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio’s investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

Foreign Investments

Investment income from foreign securities maybe subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known.

General Summary

The discussion of “Taxes” in the Prospectuses, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the Internal revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

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Capital Loss CarryForwards

Tax loss carryforwards were the following as of December 31, 2009:

Portfolio	Amount	Expiration Dates
Balanced	$(134,357,470)	2016
	$(81,655,948)	2017
Total	$(216,013,418)*

Growth and Income	$(63,082,574)	2010
	$(97,583,750)	2015
	$(462,266,588)	2016
	$(221,417,074)	2017
Total	$(844,349,986)*

Index Plus LargeCap	$(331,965,058)	2016
	$(95,016,629)	2017
Total	$(426,981,687)

Index Plus MidCap	$(161,783,607)	2016
	$(128,673,815)	2017
Total	$(290,457,422)

Index Plus SmallCap	$(109,110,011)	2016
	$(76,170,156)	2017
Total	$(185,280,167)

Small Company	$(52,676,115)	2016
	$(59,983,526)	2017
Total	$(112,659,641)

Opportunistic LargeCap	$(2,003,615)	2010
	$(19,421,277)	2015
	$(32,645,987)	2016
	$(14,335,708)	2017
Total	$(68,406,587)*

Intermediate Bond	$(444,290,884)	2017

Money Market	$(169)	2011

	$(244,520)	2012
Total	$(244,689)

BlackRock Science and Technology Opportunities	$(10,711,037)	2010
	$(3,997,473)	2011
	$(4,991,402)	2015
	$(13,211,790)	2016
	$(12,108,952)	2017
Total	$(45,020,654)*

*	Utilization of these capital losses is subject to annual limitation under section 382 of the Internal Revenue Code.

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PERFORMANCE INFORMATION

Performance information for each Portfolio including the yield and effective yield of Money Market Portfolio, the yield of Intermediate Bond Portfolio, the dividend yield of Money Market Portfolio and Intermediate Bond Portfolio and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Yields

Current yield for Money Market Portfolio will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

The yield and effective yield for Money Market Portfolio for the seven days ended December 31, 2009, were 0.00% and 0.00%, respectively.

30-Day Yield for Certain Non-Money Market Portfolios

Quotations of yield for Intermediate Bond Portfolio will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

YIELD = 2[( a – b + 1)6 – 1]

    cd

Where:	a =	dividends and interest earned during the period
	b =	the expenses accrued for the period (net of reimbursements)
	c =	the average daily number of shares outstanding during the period
	d =	the maximum offering price per share on the last day of the period

For purposes of determining net investment income during the period (variable “a” in the formula), interest earned on debt obligations held by the Portfolio is calculated each day during the period according to the formulas below, and then added together for each day in the period:

•

Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day’s pro-rata share of the most recent paydown gain or loss from the security;

•

Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligations (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

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For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

For the 30-day period ended December 31, 2009:

Portfolio/Share Class	Subsidized Yield	Unsubsidized Yield
Intermediate Bond Class ADV	8.39%	8.39%
Intermediate Bond Class I	5.04%	5.04%
Intermediate Bond Class S	5.31%	5.31%
Intermediate Bond Class S2	5.48%	5.48%

Average Annual Total Return

Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

P (1 + T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	an average annual total return
	n =	the number of years
	ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

All total return figures reflect the deduction of Portfolio expenses (an on annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

On July 16, 2001, the existing shares of the following seven series: Index Plus LargeCap, Index Plus MidCap, Index Plus SmallCap, Small Company, BlackRock Science and Technology Opportunities and Opportunistic LargeCap Portfolios were redesignated as Class I Shares and a new class of shares, Class S shares was introduced; of the new seven series introduced for Class S Shares, the following four funds offer Class S shares to the public, Index Plus LargeCap, Index Plus MidCap, Index Plus SmallCap, and Opportunistic LargeCap Portfolios. On May 1, 2002 the existing shares of Balanced, Intermediate Bond, Growth and Income, and Money Market Portfolios were redesignated as Class R shares and a new class of shares, Class S, was introduced. Effective May 1, 2004, the Class R shares were redesignated as Class I shares. Effective April 29, 2005, the Class ADV shares were introduced for the Growth and Income, Opportunistic LargeCap, and Intermediate Bond Portfolios. Effective February 20, 2009, Class S2 shares were introduced for the Portfolios.

For periods prior to the Class ADV shares’ inception dates, Class ADV shares performance information is derived from the historical performance of Class I shares, adjusted to reflect the Class ADV shares’ 0.25% Shareholder Service Fee and 0.25% Rule 12b-1 distribution fee. For periods prior to the Class S inception date, Class S performance is derived from the historical performance of Class I shares, adjusted to reflect the Class S shares’ 0.25% Rule 12b-1 distribution fee.

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Because Class S2 shares of ING Index Plus LargeCap Portfolio, ING Index Plus SmallCap Portfolio, ING Money Market Portfolio and ING Opportunistic LargeCap Portfolio had not commenced operations as of December 31, 2009 and because Class S2 shares of ING Blackrock Science and Technology Opportunities Portfolio, ING Growth and Income Portfolio, ING Intermediate Bond Portfolio and ING Small Company Portfolio did not have a full calendar year of operations as of December 31, 2009, performance information is derived from the historical performance of Class I shares, adjusted for the Class S2 shares’ 0.25% Shareholder Service Fee and 0.25 % Rule 12b-1 distribution fee (including the 0.10% distribution fee waiver by the Distributor).

Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The table below provides the average annual total returns of each class of the Portfolios for the period ended December 31, 2009 except for those share classes noted above. Each Portfolio’s past performance is no guarantee of future results.

Total Return Quotations as of December 31, 2009:

Portfolio/Share Class	1 Year	5 Years	10 Years	Since Inception	Inception Date
Balanced
Class I	19.23%	0.74%	1.43%	—	04/03/89
Class S	18.94%	0.48%	—	3.24%	05/29/03

BlackRock Science and Technology Opportunities
Class ADV	52.00%	—	—	47.76%	12/16/08
Class I (adjusted for Class ADV shares)	52.00%	5.04%	—	(7.36)%	05/01/00
Class I	52.74%	5.57%	—	(6.90)%	05/01/00
Class S(1)	52.62%	5.33%	—	(4.69)%	11/01/01
Class I (adjusted for Class S shares)	52.37%	5.31%	—	(7.13)%	05/01/00
Class I (adjusted for Class S2 shares)	52.15%	5.15%	—	(7.27)%	05/01/00

Growth and Income
Class ADV	29.69%	—	—	(4.98)%	12/20/06
Class I (adjusted for Class ADV shares)	29.61%	1.00%	(2.67)%	—	12/31/79
Class I	30.24%	1.50%	(2.18)%	—	12/31/79
Class S	30.03%	1.24%	—	3.91%	06/11/03
Class I (adjusted for Class S shares)	29.93%	1.25%	(2.42)%	—	12/31/79
Class I (adjusted for Class S2 shares)	29.74%	1.10%	(2.57)%	—	12/31/79

Index Plus LargeCap
Class I	23.20%	(0.38)%	(1.72)%	—	09/16/96
Class S	23.01%	(0.62)%	—	0.05%	07/16/01
Class I (adjusted for Class S shares)	22.89%	(0.63)%	(1.97)%	—	09/16/96
Class I (adjusted for Class S2 shares)	22.70%	(0.78)%	(2.12)%	—	9/16/96

Index Plus MidCap
Class I	31.71%	1.08%	5.41%	—	12/16/97
Class S	31.47%	0.83%	—	4.22%	07/16/01
Class I (adjusted for Class S shares)	31.40%	0.84%	5.16%	—	12/16/97
Class I (adjusted for Class S2 shares)	31.21%	0.68%	5.00%	—	12/16/97

Index Plus SmallCap
Class I	24.85%	(0.97)%	4.45%	—	12/19/97

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Portfolio/Share Class	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	24.65%	(1.21)%	--	3.88%	07/16/01
Class I (adjusted for Class S shares)	24.55%	(1.21)%	4.19%	—	12/19/97
Class I (adjusted for Class S2 shares)	24.37%	(1.36)%	4.03%	—	12/19/97

Intermediate Bond
Class ADV	11.08%	—	—	2.01%	12/20/06
Class I (adjusted for Class ADV shares)	11.04%	2.54%	4.76%	—	05/23/73
Class I	11.57%	3.05%	5.28%	—	05/23/73
Class S	11.38%	2.79%	—	4.17%	05/03/02
Class I (adjusted for Class S shares)	11.32%	2.79%	5.02%	—	05/23/73
Class I (adjusted for Class S2 shares)	11.15%	2.64%	4.86%	—	05/23/73

Money Market
Class I	0.33%	3.19%	2.97%	—	01/01/80
Class I (adjusted for Class ADV shares)	(0.19)%	2.65%	2.45%	—	01/01/80
Class I (adjusted for Class S shares)	0.06%	2.91%	2.71%	—	01/01/80
Class I (adjusted for Class S2 shares)	(0.09)%	2.75%	2.55%	—	01/01/80

Opportunistic LargeCap
Class ADV	14.74%	—	—	(9.07)%	12/29/06
Class I (adjusted for Class ADV shares)	14.55%	(1.55)%	(0.91)%	—	12/13/96
Class I	15.10%	(1.06)%	(0.41)%	—	12/13/96
Class S	14.83%	(1.30)%	—	(1.74)%	07/16/01
Class I (adjusted for Class S shares)	14.83%	(1.30)%	(0.66)%	—	12/13/96
Class I (adjusted for Class S2 shares)	14.66%	(1.45)%	(0.81)%	—	12/13/96

Small Company
Class ADV	26.96%	—	—	30.65%	12/16/08
Class I (adjusted for Class ADV shares)	26.94%	3.19%	4.33%	—	12/27/96
Class I	27.56%	3.70%	4.86%	—	12/27/96
Class S	27.33%	3.38%	—	5.71%	11/01/01
Class I (adjusted for Class S shares)	27.25%	3.45%	4.59%	—	12/27/96
Class I (adjusted for Class S2 shares)	27.06%	3.29%	4.44%	—	12/27/96

(1)	On December 16, 2003 all outstanding shares of Class S were fully redeemed. On July 20, 2005, Class S recommenced operations. The returns for Class S include the performance of Class I adjusted to reflect the higher expenses of Class S, for the period between December 17, 2003 to July 19, 2005.

Performance information for a Portfolio may be compared, in reports and promotional literature, to: (a) the S&P 500® Index, the Russell 2000® Index, the Russell 3000® Index, the Barclays Capital U.S. Aggregate Bond Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch High-Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.

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FINANCIAL STATEMENTS

The Financial Statements and the independent auditors’ reports thereon, appearing in each Portfolio’s annual shareholder report for the period ending December 31, 2009, are incorporated by reference in this Statement. Each Portfolio’s annual and unaudited semi-annual shareholder reports are available upon request and without charge by calling 1-800-992-0180.

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APPENDIX A

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 29, 2003

Revision Date: March 11, 2010

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization. The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted. However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser’s proxy voting procedures (the “Adviser Procedures”).

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

A-1

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.	APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser Procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

A-2

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

A-3

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), as described in Section IV.B. above and Section V. below.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy Within Guidelines, either as directed by the Guidelines or in accordance with the recommendation of the Agent, as applicable, except that it shall also be permissible for the Proxy Group to determine to take no action on the matter, either abstaining on a specific proposal or not voting the entire proxy. Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest

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with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.	CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter, no action shall be taken on such matter (i.e., a “Non-Vote”). In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines or to take no action on the matter, so that the Adviser shall have no opportunity to exercise active voting discretion in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.	REPORTING AND RECORD RETENTION

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.	Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING BALANCED PORTFOLIO, INC.

ING GET FUND

ING INTERMEDIATE BOND PORTFOLIO

ING MONEY MARKET PORTFOLIO

ING SERIES FUND, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

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FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS

PROXY VOTING OF THE ING FUNDS

Issuer:

Meeting Date:

1.

To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal? This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

Explanation:

           YES  NO

☐       ☐

2.

To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?

Explanation:

           YES  NO

☐       ☐

3.

Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

Explanation:

           YES  NO

☐       ☐

4.

Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?

Explanation:

           YES  NO

☐       ☐

Name:	Date:

Certification: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 20% of the outstanding securities of the Issuer (“20% Issuer”) (except that an Issuer’s affiliation with a 20% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

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Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

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matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request the vote be deemed “material” in the context of the portfolio(s) they manage, such that that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction. Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending. The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting. In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

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III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic

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effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

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IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in

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writing. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

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EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives. The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered case-by-case.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving case-by-case consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation. However, this policy shall not apply to case-by-case proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues. Such input shall be given primary consideration with respect to case-by-case proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a case-by-case basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines

THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a

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PROPOSAL	Guidelines

Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation. Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead. Withholding support from a nominee shall be effected by withholding support from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein	Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding support from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.	Do Not Withhold

Where applicable and except as otherwise provided for herein, voting in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.	For

Support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. Do not withhold support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.	Withhold

Support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee	Withhold

Provided that a nominee served on the board during the relevant time period, support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote for a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.	Withhold

A-20

PROPOSAL	Guidelines

Voting on a nominee who has not acted upon negative votes (withhold or against, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting	Case-by-Case

Such nominees when

(1)    The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)    The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

For

Support from inside directors or affiliated outside directors who sit on the audit committee	Withhold

Inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.	For

Inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee or has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).	For

Compensation Practices

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee. Generally:

(1)    Where applicable and except as otherwise provided for herein, nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

For

(2)    In cases in which the Agent has identified a “pay for performance” disconnect or internal pay disparity, as such issues are defined by the Agent, support for director nominees. However, generally do withhold support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

Do Not Withhold

(3)    If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger when mitigating provisions or board actions (e.g., clawbacks) are present. Generally withhold support if they are not present.

For

A-21

PROPOSAL	Guidelines

(4) If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments:

• If the amount appears reasonable and no material governance concerns exist	For

• If the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill	Withhold

(5)    If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange options, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

Withhold

(6)    If the Agent recommends withholding support from nominees that have approved compensation ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA) without providing adequate rationale or disclosure, and the plan at issue is not being put to shareholder vote at the same meeting. If the relevant plan itself is up for vote, generally vote for the nominee(s), as the provisions under EXECUTIVE AND DIRECTOR COMPENSATION, OBRA-Related Compensation Proposals, shall apply.

Withhold

(7)    If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, when the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

For

(8) Support for nominees in connection with:

•     Long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Withhold

•     Short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, withholding support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Case-by-Case

A-22

PROPOSAL	Guidelines

(9)    If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, votes on such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Consider on a case-by-case basis compensation packages representing a combination of the above provisions and deemed by the Agent to be excessive, and generally withhold support in such cases when named executives have material input into setting their own compensation. Generally vote for if the total compensation appears reasonable.

For

(10) If the Agent has raised issues of options backdating, consideration of members of the compensation committee, or board, as applicable, as well as company executives nominated as directors.	Case-by-Case

(11)  If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote against the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a case-by-case basis.

(12) Nominees if the Agent has raised other considerations regarding “poor compensation practices.	Case-by-Case

Accounting Practices

(1) Independent outside director nominees serving on the audit committee.	For

(2)    Where applicable and except as otherwise provided for herein, nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

For

A-23

PROPOSAL	Guidelines

(3)    If the Agent has raised concerns regarding poor accounting practices, consideration of the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee. Generally vote for nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

Case-by-Case

(4) If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under AUDITORS below shall apply.

Board Independence

It shall generally be the policy of the Funds that a board should be majority independent. Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.	Case-by-Case

(1)    Support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

Withhold

(2)    Support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)    Except as provided above, support for non-independent nominees in the role of CEO, and when appropriate, founder or chairman. Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)    When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

A-24

PROPOSAL	Guidelines

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised	For

Consideration of nominees when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, factoring in the merits of the nominee’s performance and rationale and disclosure provided. If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote for the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.	Case-by-Case

Performance Test for Directors

•     Support on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Support for nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)    Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and

(2)    Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Withhold

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices	Case-by-Case

Proposals Regarding Board Composition or Board Service

•     Except as otherwise provided for herein, shareholder proposals to impose new board structures or policies, including those requiring that the positions of Chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Against

• Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if

A-25

PROPOSAL	Guidelines

the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.	For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors	Against

• Shareholder proposals to limit the number of public company boards on which a director may serve	Against

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)	Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein	Against

•     Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

•     Shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote for management proposals in this regard.

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board	Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care	Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

•     Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)    The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)    Only if the director’s legal expenses would be covered

For

A-26

PROPOSAL	Guidelines

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

• If associated nominees are also supported	For

AUDITORS

Management proposals to ratify auditors, except in cases of poor accounting practices or high non-audit fees. Consider management proposals to ratify auditors on a case-by-case basis if the Agent cites poor accounting practices.	For

Non-Audit Services

•     Approval of auditors when fees for non-audit services exceed 50 percent of total auditor fees as described below. Vote against management proposals to ratify auditors only in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded. If concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote for one and against the other.

Board Structure: Staggered vs. Annual Elections

A-27

PROPOSAL	Guidelines

• Proposals to classify or otherwise restrict shareholders’ ability to vote upon directors	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

•     Management proposals to eliminate cumulative voting, when the company maintains a classified board of directors, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard

Against

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings or to Act by Written Consent

• Management or shareholder proposals that provide shareholders with the ability to call special meetings or act by written consent	For

• Management proposals about which the Agent has cited anti-takeover concerns	Case-by-Case

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board or designate a range for its size	For

• Proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval	Against

A-28

PROPOSAL	Guidelines

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1)    shareholders have approved adoption of the plan,

(2)    a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or

(3)    the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

Against

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•     Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Anti-greenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

A-29

PROPOSAL	Guidelines

Supermajority Shareholder Vote Requirement

• Proposals to require a supermajority shareholder vote	Against

•     Management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests

For

White Squire Replacements	For

MISCELLANEOUS

Amendments to Corporate Documents

•     Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

(1)    adding restrictive provisions,

(2)    removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)    in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

Against

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

• Proposals seeking charter or bylaw amendments not addressed under these Guidelines	Case-by-Case

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

A-30

PROPOSAL	Guidelines

Proxy Access

• Shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board	Case-by-Case

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.

•     Management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

• Proposals to reimburse expenses incurred in connection with shareholder proposals	Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

•   Management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer

For

A-31

PROPOSAL	Guidelines

Multiple Proposals

•     Multiple proposals of a similar nature presented as options to the course of action favored by management, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines

For

CAPITAL STRUCTURE

Common Stock Authorization

•     Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards. Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•   Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

A-32

PROPOSAL	Guidelines

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

• Nonspecific proposals authorizing excessive discretion to a board.	Against

•     Management proposals to make changes to the capital structure not otherwise addressed under these Guidelines, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Case-by-Case

Dual Class Capital Structures

•     Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

Against

•     Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•     Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

For

•     Management proposals to eliminate or make changes to dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•     Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for

For

A-33

PROPOSAL	Guidelines

proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•     Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if management has provided adequate rationale or disclosure

For

Preferred Stock

Proposals to increase the number of shares of preferred stock authorized for issuance. Except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals. This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Case-by-Case

•     Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•     Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense. Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition proposal

For

•     Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

A-34

PROPOSAL	Guidelines

•     Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification	For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market	Against

• Shareholder proposals seeking share repurchase programs, with input from the Investment Professional(s) for a given Fund to be given primary consideration	Case-by-Case

Management Proposals to Cancel Repurchased Shares	For

Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, except as otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.	Case-by-Case

•     Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger

• Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of	Against

A-35

PROPOSAL	Guidelines

disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole

•     Proposals for plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines for the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by the Agent

For

• Proposals for plans administered by potential grant recipients	Against

•     Proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes

Against

•     Proposals for long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions

Against

• Proposals for plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control)	Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•     Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms	Case-by-Case

•     Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

A-36

PROPOSAL	Guidelines

•     Management proposals seeking approval of compensation plans that:

(1)    permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)    include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

(3)    give the board sole discretion to approve option repricing, replacement or exchange programs

Against

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. Do not vote against plans for which burn rate is the sole consideration raised by the Agent.	Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.	Case-by-Case

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.

• Unless the issuer has provided a compelling rationale, plans that deliver excessive compensation that fails to qualify for favorable tax treatment and are not supported by the Agent	Against

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA, generally voting for such plans that do not raise any negative concerns under these Guidelines	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

A-37

PROPOSAL	Guidelines

Shareholder Proposals Regarding Executive and Director Pay

•     Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•     Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Severance and Termination Payments

•     Shareholder proposals to have parachute arrangements submitted for shareholder ratification, (with “parachutes” defined as compensation arrangements related to termination that specify change in control events), and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

For

•     Shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans; or ratification is required by the listing exchange

Against

•     All proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger). However, vote in accordance with the Agent’s recommendations for new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

A-38

PROPOSAL	Guidelines

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock	Against

Advisory Votes on Executive Compensation (Say on Pay)

•     Management proposals seeking ratification of the company’s compensation program, unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent

For

•     Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines, factoring in whether the issuer has made improvements to its overall compensation program and generally voting for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration

Case-by-Case

• Proposals not supported by the Agent and referencing incentive plan concerns:

•     Long-term incentive plans: Proposals citing long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Against

•     Short-term incentive plans: Proposals citing short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, voting against if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains)

Case-by-Case

• Proposals when named executives have material input into setting their own compensation	Against

•     Proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking

Against

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change	Case-by-Case

A-39

PROPOSAL	Guidelines

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional	For

Mergers and Acquisitions	Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted for	For

MUTUAL FUND PROXIES

Election of Directors	Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

A-40

PROPOSAL	Guidelines

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Sub-advisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.	Case-by-Case

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•     Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•     consumer and public safety

•     environment and energy

•     labor standards and human rights

Against

A-41

PROPOSAL	Guidelines

• military business and political concerns • workplace diversity and non-discrimination • sustainability • social issues • vendor activities • economic risk, or • matters of science and engineering

GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein. For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.	Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)    as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)    as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

A-42

PROPOSAL	Guidelines

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

• The publication of minutes	For

• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Proposals seeking authority to call shareholder meetings on less than 21 days’ notice, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.	Case-by-Case

Discharge of Management/Supervisory Board Members

•     Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled. Generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

For

Director Elections

•     Votes on director nominees in uncontested elections not otherwise subject to policies described herein. Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

• Votes in contested elections, with primary consideration given to input from the Investment Professional(s) for a given Fund	Case-by-Case

A-43

PROPOSAL	Guidelines

•     For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•     For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent nominees to the audit committee, or, if the slate of nominees is bundled, the slate. However, if the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote for if the Agent otherwise recommends support. For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted against if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Against

•     Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting against when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

Case-by-Case

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange	For

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•     Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•     For issuers in tax haven markets, votes on bundled slates of nominees if the board is non-majority independent. For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

A-44

PROPOSAL	Guidelines

• For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections. Specifically:

•     At listed subsidiary companies with publicly-traded parent companies, reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

•     At listed subsidiaries with the U.S.-style board-with-committees, nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally do not vote against the reelection of executives if the company has at least one independent director.

Against

•     Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•     Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•     Simultaneous reappointment of retiring directors (e.g., South Africa);

•     In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

•     Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision

•     Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Against

•     Nominees in connection with which a recommendation has been made that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring case-by-case consideration have been raised. The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

For

A-45

PROPOSAL	Guidelines

•     In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•     Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

• Non-independent nominees not supported by the Agent when concerns have been raised regarding diminished shareholder value as evidenced by a significant drop in share price and	Case-by-Case

(1)    Few, if any, outside directors are present on the board; and

(2)    The founding family has retained undue influence over the company despite a history of scandal or problematic controls; the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or evidence exists regarding compliance or accounting shortfalls.

Against

• If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

•     Nominees serving on the remuneration committee if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

Case-by-Case

•     For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

•     The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies.

• For issuers in Canada, a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites	Against

A-46

PROPOSAL	Guidelines

compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

•     Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

•     In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support from the legal entity and vote on the physical person.

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

• Nominees not supported by the Agent because support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).	Against

• Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards	Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

• With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the position	Against

A-47

PROPOSAL	Guidelines

of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees. In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•     Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s). If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a case-by-case basis.

Against

Director and Statutory Auditor Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided	Case-by-Case

•     Proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For

•     For European issuers, non-executive director remuneration if:

(1)    The advance general meeting documents do not specify fees paid to non-executive directors;

(2)    The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

(3)    It provides for granting of stock options or similarly structured equity-based compensation.

Against

• For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

A-48

PROPOSAL	Guidelines

Bonus Payments

With respect to Japanese companies:

• Retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company	For

•     Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•     In all markets, if issues have been raised regarding a scandal or internal controls, bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting against the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of retirees a Fund is voting for

Against

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors or other outside parties, following the Agent’s guidelines	Against

Compensation Plans

•     Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•     For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

A-49

PROPOSAL	Guidelines

•     Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

Against

• Exceed the Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•     Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other vesting requirements (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

• Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

• Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

• Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

• For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•     Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•     Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

• Permit post-employment vesting if deemed inappropriate by the Agent;

•     Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

A-50

PROPOSAL	Guidelines

•     Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)    Performance targets are adequately increased in proportion to the additional time available,

(2)    Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)    The issuer has committed to cease retesting within a reasonable period of time.

•     Such plans/awards or the related issuance of shares that:

(1)    Do not suffer from the defects noted above; or

(2)    Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

For

(1)    The company has provided adequate disclosure and/or a reasonable rationale in support of the relevant plan/award, practice or participation;

(2)    The recipient’s overall compensation appears reasonable;

(3)    Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)    The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports (Advisory Votes on Executive Compensation)

• Reports/proposals that include compensation plans that: (1) Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;	Against

A-51

PROPOSAL	Guidelines

(2) Permit retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)    Cite long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)    Cite equity award valuation triggering a negative recommendation from the Agent;

(5) For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)    For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)    Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/ termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines, generally voted for if:

Case-by-Case

(1) The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2) The recipient’s overall compensation appears reasonable; and

(3) The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

A-52

PROPOSAL	Guidelines

General Share Issuances

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong). Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

For

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•     Proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval

Against

• Nonspecific proposals authorizing excessive discretion to a board	Against

Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•   The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•   The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

A-53

PROPOSAL	Guidelines

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

For

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•     Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

•     Management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

Against

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Waiver on Tender-Bid Requirement

•     Proposals seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting for when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request

Case-by-Case

Approval of Financial Statements and Director and Auditor Reports

•     Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

•     Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence

For

A-54

PROPOSAL	Guidelines

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines, factoring in the merits of the rationale or disclosure provided and generally voted for if the overall compensation package and/or program at issue appears reasonable

Case-by-Case

• Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee	Against

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees

• For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

• For other markets, generally follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees:

• Such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards	For

• In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence	For

•     If fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, voting for ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence

Case-by-Case

Audit Commission

• Nominees to the audit commission, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

A-55

PROPOSAL	Guidelines

Allocation of Income and Dividends

•     With respect to Japanese companies, management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, generally voting with the Agent’s recommendations to support such proposals unless:

•     the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•     the payout is excessive given the company’s financial position.

Case-by-Case

• Such proposals by issuers in other markets.	For

•     In any market, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

Debt Instruments

• Proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Case-by-Case

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•     Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests

Case-by-Case

A-56

PROPOSAL	Guidelines

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

•     Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high risk terms (e.g., deposits without security interest or guaranty)

For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

• Proposals seeking single- or multi-year authorities for which adequate, prior disclosure of amounts is provided	For

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Investment of Company Reserves, with primary consideration for such proposals given to input from the Investment Professional(s) for a given Fund	Case-by-Case

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

A-57

PROPOSAL	Guidelines

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the negative impact, on balance, outweighs any positive impact	Against

•     That impose a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•     Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•     If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

•     Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Against

Other Business

• Management proposals in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

A-58

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING VARIABLE PORTFOLIOS, INC.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

(800) 992-0180

ING Euro STOXX 50® Index Portfolio*

(formerly, ING Dow Jones Euro STOXX 50® Index Portfolio)

Class/Ticker; ADV/IDJAX; I/IDJIX

ING FTSE 100 Index® Portfolio*

Class/Ticker; ADV/IAFPX; I/IIFPX

ING Hang Seng Index® Portfolio

Class/Ticker; ADV/IHSPX; I/IHPIX; S/IHPSX

ING International Index Portfolio

Class/Ticker; ADV/IIIAX; I/IIIIX; S/INTIX; S2/ISIIX

ING Japan TOPIX Index® Portfolio*

(formerly, ING Japan Equity Index Portfolio)

Class/Ticker; ADV/IJIAX; I/IJIIX

ING NASDAQ 100 Index® Portfolio

Class/Ticker; ADV/INQAX; I/INQIX

ING RussellTM Large Cap Growth Index Portfolio

Class/Ticker; ADV/IRLAX; I/IRLNX; S/IRLSX

ING RussellTM Large Cap Index Portfolio

Class/Ticker; ADV/IRLIX; I/IIRLX; S/IRLCX; S2/IRLUX

ING RussellTM Large Cap Value Index Portfolio

Class/Ticker; ADV/IRVAX; I/IRVIX; S/IRVSX

ING RussellTM Mid Cap Index Portfolio

Class/Ticker; ADV/IRMAX; I/IIRMX; S/IRMCX; S2/IRMTX

ING RussellTM Mid Cap Growth Index Portfolio

Class/Ticker; ADV/IRGAX; I/IRGJX; S/IRGUX; S2/IRGVX

ING RussellTM Small Cap Index Portfolio

Class/Ticker; ADV/IRSIX; I/IIRSX; S/IRSSX; S2/IRCIX

ING U.S. Bond Index Portfolio

Class/Ticker; ADV/ILUAX; I/ILBAX; S/ILABX; S2/IUSBX

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio**

Class/Ticker; ADV/IGHAX; I/IGHIX; S/IGHSX

Adviser Class, Class I, Class S and Service 2 Class Shares

*	Class S and Service 2 Class shares of the Portfolio are not currently being offered.
**	Service 2 Class shares of the Portfolio are not currently being offered.

This Statement of Additional Information (“SAI”) relates to the series listed above (each a “Portfolio” and collectively, the “Portfolios”) of ING Variable Portfolios, Inc. A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios dated April 30, 2010, which provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above. This SAI is not a prospectus, but is incorporated herein by reference, and should be read in conjunction with the Prospectuses, dated April 30, 2010, which has been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. Copies of the Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge, when available, by contacting the Portfolios at the address and phone number written above. Capitalized terms used in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Separate Contracts”). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies and any adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolios also may be made available to affiliated investment companies under the fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

ING Variable Portfolios, Inc. (“Company”) is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The series of ING Variable Portfolios, Inc., are each referred to as a “Portfolio” and collectively, as the “Portfolios” in this SAI.

ING FTSE 100 Index® Portfolio is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) (together the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE 100 Index® and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The FTSE 100 Index® is compiled and calculated by FTSE. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. FTSE®, FT-SE®, Footsie®, FTSE4Good® and techMARK® are trade marks of the Exchange and the FT and are used by FTSE under license. All-World®, All-Share® and All-Small® are trade marks of FTSE.

Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. in connection with ING Hang Seng Index® Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT MANAGEMENT CO. IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product.

ING NASDAQ 100 Index® Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, ING NASDAQ 100 Index® Portfolio. The Corporations make no representation or warranty, express or implied to the owners of ING NASDAQ 100 Index® Portfolio or any member of the public regarding the advisability of investing in securities generally or in ING NASDAQ 100 Index® Portfolio particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to ING NASDAQ 100 Index® Portfolio is in the licensing of the Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq-100®, and Nasdaq-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by NASDAQ OMX without regard to ING NASDAQ 100 Index® Portfolio. NASDAQ OMX has no obligation to take the needs of ING NASDAQ 100 Index® Portfolio or its owners into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of ING NASDAQ 100 Index® Portfolio to be issued or in the determination or calculation of the equation by which ING NASDAQ 100 Index® Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of ING NASDAQ 100 Index® Portfolio. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE PORTFOLIO, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ING RussellTM Large Cap Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Mid Cap Growth Index Portfolio, and ING Russell TM Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed ING RussellTM Large Cap Index Portfolio, RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Mid Cap Growth Index Portfolio, or ING Russell TM Small Cap Index Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.

RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABLILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

STOXX Limited (“STOXX”) and its licensors, including Dow Jones & Co. Inc. (“Dow Jones”) have no relationship to ING Euro STOXX 50® Index Portfolio, other than the licensing of the Euro STOXX 50® Index and the related trademarks for use in connection with ING Euro STOXX 50® Index Portfolio. STOXX and Dow Jones do not sponsor, endorse, sell or promote ING Euro STOXX 50® Index Portfolio; recommend that any person invest in ING Euro STOXX 50® Index Portfolio or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of ING Euro STOXX 50® Index Portfolio; have any responsibility or liability for the administration, management or marketing of ING Euro STOXX 50® Index Portfolio; or consider the needs of ING Euro STOXX 50® Index Portfolio or the owners of ING Euro STOXX 50® Index Portfolio in determining, composing or calculating the Euro STOXX 50® Index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the ING Euro STOXX 50® Index Portfolio. Specifically, STOXX and Dow Jones do not make any warranty, express or implied and disclaim any and all warranty about: the results to be obtained by ING Euro STOXX 50® Index Portfolio, the owner of the ING Euro STOXX 50® Index Portfolio or any other person in connection with the use of the Euro STOXX 50® Index and the data included in the Euro STOXX 50® Index; the accuracy or completeness of the Euro STOXX 50® Index and its data; or the merchantability and the fitness for a particular purpose or use of the Euro STOXX 50® Index and its data. STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Euro STOXX 50® Index or its data. Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between ING Euro STOXX 50® Index Portfolio and STOXX is solely for their benefit and not for the benefit of the owners of ING Euro STOXX 50® Index Portfolio or any other third parties.

The Tokyo Stock Price (“TOPIX”) Index® and the TOPIX Trademarks are subject to the intellectual property rights owned by the Tokyo Stock Exchange and the Tokyo Stock Exchange owns all rights and know-how relating to the TOPIX Index® such as calculation, publication and use of the TOPIX Index® and relating to the TOPIX Trademarks. The Tokyo Stock Exchange shall reserve the rights to change the methods of calculation or publication, to cease the calculation or publication of the TOPIX Index® or to change the TOPIX Trademarks or cease the use thereof. The Tokyo Stock Exchange makes no warranty or representation whatsoever, either as to the results stemmed from the use of the TOPIX Trademarks or as to ING Japan TOPIX Index® Portfolio’s referring to the TOPIX Index®. The Tokyo Stock Exchange gives no assurance regarding accuracy or completeness of the TOPIX Index® and data contained therein. Further, the Tokyo Stock Exchange shall not be liable for the miscalculation, incorrect publication, delayed or interrupted publication of the TOPIX Index®. There is a possibility that the net asset value of the ING Japan TOPIX Index® Portfolio may be substantially diversified from the TOPIX Index® although the investment in the Portfolio are carried out by ING Japan TOPIX Index® Portfolio to attain the investment profit in a certain relation linking with the TOPIX Index®. ING Japan TOPIX Index® Portfolio is not in any way sponsored, endorsed or promoted by the Tokyo Stock Exchange. The Tokyo Stock Exchange shall not bear any obligation to give an explanation of ING Japan TOPIX Index® Portfolio or an advice on investments to any purchaser of ING Japan TOPIX Index® Portfolio or to the public. The Tokyo Stock Exchange neither selects specific stocks or groups thereof nor takes into account any needs of the issuing company or any purchaser of ING Japan TOPIX Index® Portfolio, for calculation of the TOPIX Index®. Including but not limited to the foregoing, the Tokyo Stock Exchange shall not be responsible for any damage resulting from the issue and sale of ING Japan TOPIX Index® Portfolio.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the index or ING WisdomTreeSM Global High-Yielding Equity Index Portfolio or the advisability of investing in Portfolio shares and shall not have any liability in connection with an investment in Portfolio shares.

GENERAL INFORMATION

Effective April 30, 2010, ING Japan Equity Index Portfolio changed its name to ING Japan TOPIX Index® Portfolio.

Effective April 30, 2010, ING Dow Jones Euro STOXX 50® Index Portfolio changed its name to ING Euro STOXX 50® Index Portfolio.

Effective June 24, 2009, ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan TOPIX® Index Portfolio, and ING NASDAQ 100 Index® Portfolio were each organized as a separate series of ING Variable Portfolios, Inc.

Effective May 1, 2009, ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio changed its name to ING U.S. Bond Index Portfolio.

Effective March 18, 2009, ING Hang Seng Index, ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Value Index Portfolio, and ING RussellTM Mid Cap Growth Index Portfolio were each organized as a separate series of ING Variable Portfolios, Inc.

Effective February 15, 2008, ING International Index Portfolio, ING U.S. Aggregate Bond Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, and ING RussellTM Small Cap Index Portfolio were each organized as a separate series of ING Variable Portfolios, Inc.

Effective November 30, 2007, ING WisdomTreeSM Global High-Yielding Equity Index Portfolio was organized as a separate series of ING Variable Portfolios, Inc.

Organization ING Variable Portfolios, Inc. was incorporated in Maryland in 1996.

Classes The Board of Directors of the Portfolios (the “Board”) has the authority to subdivide each Portfolio into classes of shares having different attributes, so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares of each Portfolio currently may be classified into four classes: Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”) shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution fees borne by Class ADV and Class S2 shares; (b) the distribution/service fees borne by Class S shares; (c) the shareholder service fees borne by Class ADV and Class S2 shares; (d) the expenses allocable exclusively to each class; and (e) the voting rights on matters exclusively affecting a single class.

Capital Stock Shares of each Portfolio have no preemptive or conversion rights. Each share of a Portfolio has the same rights to share in dividends declared by that Portfolio. Upon liquidation of any Portfolio, shareholders in that Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of each Portfolio are fully paid and non-assessable.

Voting Rights Shareholders of each Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors, as the case may be (hereafter, “Directors”) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Portfolio for investment through their variable annuity contract (“VA Contract”) or variable life insurance policy (“VLI Policy”) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meetings of the shareholders for the purpose of electing Directors will be held unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Directors then in office will call a shareholder meeting for election of Directors. Vacancies occurring between any such meetings shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Directors holding office have been elected by the shareholders. Except as set forth above, the Directors shall continue to hold office and may appoint successor Directors. Directors of the Company may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of a Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Director.

1940 Act Classification Each Portfolio is an open-end management investment company, as that term is defined under the 1940 Act. Each Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental which means they may be changed only with the approval of the holders of a majority of each Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of each Portfolio’s shares present at a shareholders’ meeting at which the holders of more than 50% of the Portfolio’s outstanding shares of that Portfolio are present in person or by proxy; or (2) more than 50% of each Portfolio’s outstanding voting securities, present in person or by proxy. All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholders approval. All percentage limitations set forth below apply immediately after a purchase or initial investment. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

As a matter of fundamental policy, a Portfolio may not:

1.

(with respect to ING International Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Small Cap Index Portfolio, ING U.S. Bond Index Portfolio, and ING Wisdom TreeSM Global High-Yielding Equity Index Portfolio only) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or a Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

2.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio, and further provided, that a Portfolio will concentrate to approximately the same extent that its underlying index or indices concentrates in the stock of any particular industry or industries;

3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by a Portfolio;

4.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by a Portfolio;

5.	underwrite any issue of securities within the meaning of the Securities Act of 1933 (“1933 Act”) except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit a Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.	purchase or sell real estate, except that a Portfolio may: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;

7.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio; or

8.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

With respect to fundamental policy number (2), industry classifications are in accordance with Global Industrial Classification Standards and Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place.

ING Euro STOXX 50® Index Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Euro STOXX 50® Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING FTSE 100 Index® Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the FTSE 100 Index®. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING Hang Seng Index Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which are, at the time of purchase, included in the Hang Seng Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING International Index Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks included in a widely accepted international index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING Japan TOPIX Index® Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies which are, at the time of purchase, included in the TOPIX Index®. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING NASDAQ 100 Index® Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the NASDAQ-100 Index®. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING RussellTM Large Cap Index Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-capitalization companies included in the Russell Top 200® Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING RussellTM Large Cap Growth Index Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-capitalization companies, which are at the time of purchase, included in the Russell Top 200® Growth Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING Russell TM Large Cap Value Index Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-capitalization companies, which are at the time of purchase, included in the Russell Top 200® Value Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING RussellTM Mid Cap Index Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-capitalization companies included in the Russell Midcap® Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING RussellTM Mid Cap Growth Index Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-capitalization companies which are, at the time of purchase, included in the Russell Midcap® Growth Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING RussellTM Small Cap Index Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies included in the Russell 2000® Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING U.S Bond Index Portfolio has adopted the non-fundamental investment policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in bonds, included in the Barclays Capital U.S. Aggregate Bond Index (“BCAB”) Index (formerly Lehman Brothers U.S. Aggregate Bond Index®), including but not limited to corporate, government, and mortgage bonds, which at the time of investment, are rated investment grade (for example, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Srevices) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated, derivatives whose economic returns are, by design closely equivalent to the returns of the BCAB Index or its components, and exchange-traded funds. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in this investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING WisdomTreeSM Global High-Yielding Index Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies included in the WisdomTreeSM Global High-Yielding Equity Index. The Portfolio also has a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

In addition, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by ING Investments, LLC (“Adviser” or “ING Investments”) and the sub-advisers in managing the Portfolios. The table has been marked to indicate those securities and investment techniques that ING Investments and the sub-advisers may use to manage a Portfolio. A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used. The securities and investment techniques are subject to the limitations explained elsewhere in this SAI or the accompanying Prospectus. A Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Portfolio’s investment objective, policies and restrictions described in that Portfolio’s Prospectuses and/or this SAI, as well as federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objectives. The Portfolios’ policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolios utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio’s Prospectuses. Where a particular type of security or investment technique is not discussed in a Portfolio’s Prospectuses, that security or investment technique is not a principal investment strategy.

Investment Type	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX® Index Portfolio	ING NASDAQ 100 Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Portfolio	ING RussellTM Mid Cap Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	U.S. Bond Index Portfolio	ING WisdomTreeSM Global High- Yielding Index Portfolio
EQUITY INVESTMENTS
Common Stock	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Initial Public Offerings	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Preferred Stock	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Synthetic Convertible Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X1
FOREIGN INVESTMENTS
American Depositary Receipts/ European Depositary Receipts/ Global Depositary Receipts	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Eurodollar Convertible Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Eurodollar & Yankee Dollar Instruments	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Foreign and Emerging Market Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X3
Foreign Bank Obligations	X	X	X	X	X	X	X	X	X	X	X	X	X	X3
Foreign Currency Exchange Transactions/Forward Foreign Currency Contracts	X	X	X	X	X	X	X	X	X	X	X	X	X	X4
Foreign Mortgage Related Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X3
International Debt Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X3
Sovereign Debt Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X3
Supranational Agencies	X	X	X	X	X	X	X	X	X	X	X	X	X	X3, 5
FIXED-INCOME INVESTMENTS

Investment Type	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX® Index Portfolio	ING NASDAQ 100 Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Portfolio	ING RussellTM Mid Cap Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	U.S. Bond Index Portfolio	ING WisdomTreeSM Global High- Yielding Index Portfolio
Adjustable Rate Mortgage Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Banking Industry Obligations/Short-Term Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Corporate Debt Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Credit-Linked Notes	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Debt Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Floating or Variable Rate Instruments	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Guaranteed Investment Contracts	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Government Trust Certificates	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Government National Mortgage Association Certificates	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
High-Yield Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X6
Mortgage Related Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Privately Issued Collateralized Mortgage Obligations	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Interest/Principal Only Stripped Mortgage-Backed Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Municipals	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Municipal Lease Obligations	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Savings Association Obligations	X	X	X	X	X	X	X	X	X	X	X	X	X	X4, 7
Subordinated Mortgage Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Tax Exempt Industrial Development Bonds and Pollution Control Bonds	X	X	X	X	X	X	X	X	X	X	X	X	X	X2

Investment Type	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX® Index Portfolio	ING NASDAQ 100 Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Portfolio	ING RussellTM Mid Cap Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	U.S. Bond Index Portfolio	ING WisdomTreeSM Global High- Yielding Index Portfolio
U.S. Government Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Zero-Coupon and Pay-in-Kind Bonds	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
OTHER INVESTMENTS
Derivatives	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Financial Futures Contracts & Related Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Forward Foreign Currency Contracts	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Forward Currency Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X4
Foreign Futures Contracts and Foreign Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X4
Index-, Currency-, and Equity-Linked Debt Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Index Warrants	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Options on Futures	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Options on Securities and Indices	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Over-the-Counter Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Put and Call Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X8, 9
Stock Index Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Straddles	X	X	X	X	X	X	X	X	X	X	X	X	X	X8
Warrants	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Writing Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Loan Participations and Assignments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Investment Type	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX® Index Portfolio	ING NASDAQ 100 Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Portfolio	ING RussellTM Mid Cap Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	U.S. Bond Index Portfolio	ING WisdomTreeSM Global High- Yielding Index Portfolio
Private Funds	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Real Estate Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Restricted & Illiquid Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Securities of Companies with Limited Histories	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Senior Loans	X	X	X	X	X	X	X	X	X	X	X	X	X	X
To Be Announced Sale Commitments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
INVESTMENT TECHNIQUES
Borrowing	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Portfolio Hedging	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Lending of Portfolio Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X2
Reverse Repurchase Agreements & Dollar Roll Transactions	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Swap Agreements and Options on Swap Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Securities, Interest Rate and Currency Swaps	X	X	X	X	X	X	X	X	X	X	X	X	X	X10
Cross Currency Swaps	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Swap Options	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Caps and Floors	X	X	X	X	X	X	X	X	X	X	X	X	X	X
When Issued Securities & Delayed-Delivery Transactions	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Short Sales	X	X	X	X	X	X	X	X	X	X	X	X	X	X11

1	The Portfolio may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s Investors Services Inc. or “A” or higher by Standard & Poor’s Ratings Services and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

2	The Portfolio may only invest in such instruments (which must be of high quality and short duration) for temporary and defensive or cash management purposes.
3	The Portfolio may invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof).
4	The Portfolio may only invest in such instruments for the purposes of hedging.
5	Other than for temporary and defensive or cash management purposes, the Portfolio may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. government.
6	The Portfolio will not invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s or, if unrated, considered by the Adviser to be of comparable quality).
7	The certificates of deposit (interest-bearing time deposits) in which the Portfolio may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
8	For purposes other than hedging, the Portfolio will invest no more than 5% of its assets in such instruments with respect to the purchase or sale of put and call options on securities. With respect to futures, the 5% limit is calculated with reference to the notional value of the futures contract.
9	The Portfolio is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Portfolio will not write a put if it will require more than 50% of the Portfolio’s net assets to be designated to cover all put obligations. The Portfolio may not buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Portfolio may purchase call and sell put options on equity securities only to close out positions previously opened. The Portfolio will not write a call option on a security unless the call is “covered” (i.e. it already owns the underlying security). The Portfolio may purchase put options when ING Investments believes that a temporary defensive position is desirable in light of market conditions but does not desire to sell the Portfolio security.
10	The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s total assets.
11	The Portfolio may make short sales of Exchange-Traded Funds for the purposes of hedging.

EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company’s organization and operations. Such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed-rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolios because the Portfolios purchase such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Initial Public Offerings (“IPOs”)

IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, Adviser or a Portfolio’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for one year or less will be treated as short-term gains, taxable as ordinary income to a Portfolio’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Portfolio’s performance when the Portfolio’s asset base is small. Consequently, IPOs may constitute a significant portion of a Portfolio’s returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Portfolio’s assets as it increases in size and, therefore, have a more limited effect on the Portfolio’s performance.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Unseasoned Companies

The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three (3) years’ continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as “unseasoned issuers.”) These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

FOREIGN AND EMERGING MARKET INVESTMENTS

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”)

ADRs, EDRs, and GDRs or other similar securities represent securities of foreign issuers. These securities are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, ADRs are typically designed for U.S. investors and held either in physical form or in book entry form. EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States (typically, these securities are traded on the Luxembourg exchange in Europe). Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities. The Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Portfolio may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Foreign and Emerging Market Securities

Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been many times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets.

Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Transactional costs in non-U.S. securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Adviser or sub-advisers will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in other countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Each Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Each Portfolio may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another — for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean won — at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Portfolio’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of each Portfolio as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as size of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having tax authority) or their agencies or instrumentalities, including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, or zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio will consider the relative yields of foreign and domestic high-yield securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g. relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. Each Portfolio’s portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of a Portfolio’s investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollar and absorb the cost of current fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers may not be required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, as amended, the issuer may not have to comply with the disclosure requirements of the Securities Exchange Act of 1934 (“1934 Act”), as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Adviser or sub-advisers as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Restrictions on Foreign Investments

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investment by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that invests in such countries. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration, in some instances, may not occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances when a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. Even when there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict a Portfolio’s investments in certain foreign banks and other financial institutions.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment of securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, future contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Portfolio’s positions may also be adversely impacted by delays in its abilities to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Portfolios’ foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for their proportionate share of such foreign taxes paid by a Portfolio.

Costs. The expense ratio of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Adviser or a sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time with the limitations described in the Prospectuses, depending on the Adviser’s or a sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment-grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is an organization of European countries engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities (“ARMS”)

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in particular, pre-specified, published interest rate index. The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, often related to ARMS issued by Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (non-mortgage)

Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted below with respect to Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are Capital Adequacy Ratios (“CARs”) and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

Asset-backed securities backed by certain types of collateral (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Banking Industry Obligations/ Short-Term Investments

Banking industry obligations include certificates of deposit, bankers’ acceptances, and fixed-time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under each Portfolio’s respective investment objective and policies stated above and in their Prospectuses, a Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Fixed-time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment-grade are described in “High-Yield Securities” below.

Debt obligations that are deemed investment-grade carry a rating of at least Baa from Moody’s Investors Service, Inc. (“Moody’s”) or BBB- from Standard & Poor’s Ratings Services (“Standard & Poor’s” or “S&P”), or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Adviser or a sub-adviser to be of comparable quality. Bonds rated Baa- or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Credit-Linked Notes (“CLN”)

A credit-linked note (“CLN”) is generally issued by one party with a credit option or risk linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). A Portfolio engaging in this type of investment cannot assure that it can implement a successful strategy.

Floating or Variable Rate Instruments

Variable rate demand instruments held by a Portfolio may have maturities of more than one year, provided: (1) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (2) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment on the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

Guaranteed Investment Contracts (“GICs”)

GICs are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Portfolio on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Portfolio’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Government National Mortgage Association Certificates (“GNMA” or “GNMA Certificates”)

GNMA are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veteran’s Administration (“VA”). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government.

GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees), whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer,” which is an FHA-approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type and accordingly, the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA or VA mortgage rate at the time of issuance, less 0.5% which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions, which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA Certificates will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such portfolio, as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is each Portfolio’s policy to record these GNMA Certificates on trade date and to segregate assets to cover its commitments on trade date as well.

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when- issued basis. These transactions arise when GNMA Certificates are purchased or sold with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Portfolio. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When a Portfolio engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Portfolio missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Portfolio may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. A Portfolio may earn interest on such account or securities for the benefit of shareholders.

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s.

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa” by Moody’s or “BBB-” by S&P, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment-grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio’s net asset value (“NAV”). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High-Yield Securities

The medium- to lower-rated and unrated securities in which the Portfolios invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are U.S. Treasury or investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as U.S. Treasury or investment-grade corporate bonds. Conversely when interest rates fall, high-yield bonds tend to underperform U.S. Treasury and investment-grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at a greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by a Portfolio defaults, the Portfolio may incur additional expenses seeking recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Portfolios’ NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

Payment Expectations High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as U.S. Treasury and investment-grade bonds. The ability to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high-yield securities; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. A Portfolio would report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the Adviser or a sub-adviser may primarily rely on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio’s investment objective may be more dependent on the Adviser’s or sub-adviser’s own credit analysis than might be the case when a Portfolio invests in higher quality bonds. The Adviser or sub-adviser, when applicable, continually monitors the investments in each Portfolio’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. A Portfolio may retain a security whose rating has been changed.

Congressional Proposals New laws and proposed new laws may negatively affect the market for high-yield securities. Any such proposals, if enacted, could have a negative effect on a Portfolio’s NAV.

Interest/Principal Only Stripped Mortgage Backed Securities (“SMBS”)

Each Portfolio may invest in Interest/Principal only SMBS which are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of SMBS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than the prices of non-zero-coupon securities having similar maturities and credit quality.

Mortgage-Related Securities

Mortgage-related securities include mortgage-related debt securities, CMOs, and REMICs. Federal mortgage-related securities include obligations issued or guaranteed by the GNMA, the FNMA, and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA is a wholly-owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the U.S. government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with board members appointed by the President. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government. (See “U. S. Government Securities.”)

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive payments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Portfolio might be converted to cash, and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities that are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a “stated maturity”—the latest date by which the tranche can be completely repaid, assuming no prepayments—and has an “average life”—the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as “pass-through” securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Risks of Mortgage-Related Investment

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest-rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest-only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) or the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or an SMBS. (See, “U.S. Government Securities.”)

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), a Portfolio may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, a Portfolio may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S. regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and tax power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolios.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other law affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligations Securities Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Lease Obligations These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. “Certificates of participation” are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure, might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized statistical rating organization (“NRSRO”); (2) secured by payments from a governmental lessee that has actively traded debt obligations; (3) determined by the Adviser or a sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Adviser or a sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-term Municipal Obligations include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which a Portfolio may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder are exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolios would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Adviser or sub-advisers will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Adviser or sub-advisers have developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. A Portfolio seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the Adviser or sub-advisers, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Tax Exempt Industrial Development Bond and Pollution Control Bonds

Tax Exempt Industrial Development and Pollution Control Bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

U. S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, such as, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate prepayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. Each Portfolio generally will invest in securities of such agencies or instrumentalities only when the Adviser or sub-advisers are satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. In addition, the U.S. Treasury has also taken the following additional steps with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is expected to be available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was expected to continue until December 2009. More recently, it was announced that purchases of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter of 2010. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest rates (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non zero-coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.

OTHER INVESTMENTS

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures, forward contracts and swap agreements. Derivative instruments may be used for a variety of reasons, including, enhancing return, hedging certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for a Portfolio to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as a Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, a Portfolio will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner, as they would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which a Portfolio invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Portfolio, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the sub-adviser to forecast interest rates and other economic factors correctly. If the Adviser or a sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Portfolio could be exposed to the risk of loss.

A Portfolio might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser or a sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, a Portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of relates investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. In addition, a Portfolio’s use of such instruments may cause a Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

The Portfolios have claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit the Portfolios.

Financial Futures Contracts and Related Options

A Portfolio may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated time, date, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contracts.

When using futures contracts as a hedging technique, at best the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there are may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Portfolio’s overall return could be less than if the hedging transactions had not been undertaken.

Investments in futures contracts on fixed-income securities involve the risk that if the Adviser or a sub-adviser’s judgment concerning the general direction of interest rates is incorrect, a Portfolio’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Portfolio has been hedged against the possibility that an increase in interest rates would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be at increased prices, which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts that are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss of such securities upon disposition.

“Margin” is the amount of funds that must be deposited with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Portfolio’s futures contracts. A margin deposit is intended to assure the Portfolio’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Portfolio. These daily payments to and from a Portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily NAVs, each Portfolio will mark-to-market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full “notional” value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Portfolio can buy and write (sell) options on futures contracts.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Portfolio will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Portfolio, which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Portfolio’s ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipments failures, government intervention, insolvency of the brokerage firm or clearing house or other distributions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Forward Foreign Currency Contracts

Forward contracts for foreign currency (forward exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Portfolio may enter into a forward exchange contract in order to: (i) “lock in” the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); (ii) lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contact and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as “cross hedging.” The success of cross hedging is dependent on many factors, including the ability of the sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolios own or intend to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contact amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contacts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolios at one rate, while offering a lesser rate of exchange should the Portfolios desire to resell that currency to the dealer.

Foreign Currency Options

A Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing put on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, a Portfolio collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Portfolio’s position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversation or exchange of other foreign currency held in its portfolio.

Foreign Futures Contracts and Foreign Options

Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (“NFA”), nor any domestic exchange, regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Additional Restrictions on the Use of Futures and Option Contracts

Each Portfolio expects that at least 75% of futures contract purchases will be “completed”; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Portfolio in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of a Portfolio’s net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Risks of Investing in Options

There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class of series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Portfolio may enter into options transactions may be limited by the Code requirements for qualification of the Portfolio as a regulated investment company (“RIC”). (See, “Tax Considerations.”)

In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. options exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. (See “Over-the-Counter Options.”).

Index-, Currency-, and Equity-Linked Securities

Indexed-linked notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index- and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser or a sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the Adviser or a sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Options on Futures

A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

Over-the-Counter Options

The staff of the SEC has taken the position that purchased over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities. A Portfolio will write OTC Options only with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System (“dealers”). In connection with these special arrangements, the Portfolios intend to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Adviser. Under these special arrangements, the Portfolios will enter into contracts with dealers that provide that the Portfolios have the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on multiple of the premium received by the Portfolios for writing the option, plus the amount, if any, by which the options is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” “Strike price” refers to the price at which an option will be exercised. “Cover Assets” refers to the amount of cash, liquid assets or high quality debt instruments that must be segregated to collateralize the value of the futures contracts written by the Portfolios. Under such circumstances, the Portfolios will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that the Portfolios’ repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Portfolios might pay more to repurchase the OTC Option contract than the Portfolios would pay to close out a similar exchange traded option.

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of a sub-adviser.

The Portfolios will not write call options on when-issued securities. The Portfolios purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such a gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Portfolio may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate a Portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, a Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Portfolio, the Portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. However, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect a Portfolio’s holdings in an underlying security against a substantial decline in market value. Such protection, of course, only provided during the life of the put option when a Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options also may be used by the Portfolio when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that Portfolio. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the dale of the security. There is, of course, no assurance that a Portfolio will be able to effect a closing transaction at a favorable price. If a Portfolio cannot either enter into such a transaction, it maybe required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Portfolios.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolios will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Portfolio of options on a stock index depends on the Adviser’s or a sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Portfolios could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Portfolios might be unable to exercise an option it holds, which could result in substantial losses to the Portfolios. The Portfolios purchase put or call options only with respect to an index which the Adviser or a sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A straddle consists of a combination of a call and a put written on the same underlying security. A straddle is “covered” when sufficient assets are deposited to meet the Portfolio’s immediate obligations. The Portfolios may use the same liquid assets or high-quality debt instruments to cover both the call and put options when the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will segregate liquid assets or high quality debt instruments equivalent to the amount, if any, by which the put is “in the money.”

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Portfolio’s entire investment therein).

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

Each Portfolio may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder For as long as shares of a Portfolio are purchased by another Portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When the Portfolios invest in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fee, and custodial fees in addition to the expenses of the Portfolios.

Investment Companies that Invest in Senior Loans

Other investment companies include those that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Portfolio’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk

Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any NRSRO. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment-grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment-grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral

Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.

Limited Secondary Market

Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans

The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, a Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans

The primary risk arising in connection with subordinated loans is that because the holder’s interest is subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Exchange-Traded Funds (“ETFs”)

ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent the Portfolios’ beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Portfolios’ investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Private Funds

U.S. or foreign private limited partnerships or other investment funds are referred to herein as “Private Funds”. Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Portfolios’ ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolios’ expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolios to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolios’ entire investment in the Private Fund.

Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Portfolios own a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Portfolios receive a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow the Portfolios to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolios significantly. However, the Portfolios bear any expenses incurred by the trust. In addition, the Portfolios assume the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interest. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

A Portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private Funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structure securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

A Portfolio’s investments in real estate securities include investment in Real Estate Investment Trusts (“REITs”) and other Real Estate Operating Companies (“REOCs”). A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A REIT is a corporation or business trust that meets the definitional requirements of the Code. Investing in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although a Portfolio will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REIT’s investments are concentrated geographically, by property type or in certain other respects, the REITs may subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self- liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagers elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Restricted and Illiquid Securities

A Portfolio may invest in a restricted security or an illiquid security if the Adviser and sub-advisers believe that it presents an attractive opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market it may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between a Portfolio’s decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by a Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a Portfolio would be permitted to sell them. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Some securities are eligible for purchase or sale without SEC registration by certain “qualified institutional buyers.” Such restricted securities could be treated as liquid because a trading market exists. However, these securities could be less liquid than registered securities traded on established secondary markets. Some liquid and restricted securities include Private Funds. (See, “Private Funds”).

A Portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a Portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a Portfolio in good faith pursuant to procedures adopted by the Company’s Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under a Portfolio’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

To Be Announced (“TBA”) Sale Commitments

Each Portfolio may enter into TBA sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss of the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

INVESTMENT TECHNIQUES

Borrowing

If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint.

When a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or a Portfolio’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Portfolio Securities

In order to generate additional income, each Portfolio may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities do not exceed 33 1/3% of the Portfolio’s total assets. No lending may be made to any companies affiliated with the Adviser. These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit. The Portfolios might experience a loss if the financial institution defaults on the loan. The Portfolios seek to mitigate this risk through contracted indemnification upon default.

The borrower at all times during the loan must maintain with the Portfolios cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Portfolios or the borrower at any time. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to a Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk or other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. A Portfolio could incur losses in connection with the investment of such collateral.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser or a sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to a extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio’s rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Portfolio.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by a Portfolio, with an agreement that a Portfolio will repurchase such securities at an agreed upon price and date. A Portfolio will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of a Portfolio’s total assets. Under the 1940 Act, a Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or a Portfolio’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, certain Portfolios may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage security held in the portfolio to a financial institutional such as bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, a Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When a Portfolio enters into a dollar roll transaction, cash, liquid assets and/or high quality debt instruments of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse purchase agreement or dollar roll transaction produces a gain for a Portfolio depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Portfolio’s net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase a Portfolio’s yield in the manner described above; however, such transactions also increase a Portfolio’s risk of loss and may result in the shareholder’s loss of principal.

Securities, Interest Rate, and Currency Swaps

Interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which a Portfolio may invest are described in the Prospectuses. A Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in the currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as “aggregation.”

Swap Transactions

Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps and event-linked swaps. To the extent a Portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements (“swap options”).

A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Consistent with a Portfolio’s investment objectives and general investment policies, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

A Portfolio may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio that may engage in swaps may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Portfolios involve calculating the obligations of the parties to the agreement on a “net basis.” Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Portfolio’s investment restriction concerning senior securities.

Whether a Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they generally have terms of greater than seven days, swap agreements generally are considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios’ repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Code may limit the Portfolios ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated to make payments according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels, include the following: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commissions merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Temporary Defensive Positions

A Portfolio may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the Adviser’s or a sub-adviser’s determination to do so within the investment guidelines and policies of the Portfolio; (iii) to permit the Portfolio to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that a Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Portfolio may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, fixed-time deposits and bankers’ acceptances; and (v) repurchase agreements. The Portfolios will invest in short-term instruments that do not have a maturity of greater than one year.

Short Sales

A Portfolio may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales “against the box”). In a short sale that is not “against the box,” a Portfolio sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Portfolio must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. The Portfolio is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Portfolio has a short position can range from one day to more than a year. Until the Portfolio replaces the security, the proceeds of the short sale are retained by the broker and the Portfolio must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by a Portfolio that are not made “against the box” create opportunities to increase the Portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Portfolio makes a short sale “against the box,” the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser or a sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in a Portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Portfolio will comply with these requirements. In addition, as a matter of policy, the Portfolios’ Board has determined that no Portfolio will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Portfolio’s total assets, taken at market value.

The extent to which a Portfolio may enter into short sales transactions may be limited by the Code requirements for qualification of the Portfolio as a RIC. (See, “Tax Considerations”).

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time the Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios may also enter into forward commitments. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will segregate on its books or those of its custodian assets consisting of cash, liquid assets and/or higher quality debt instruments in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, a Portfolio may realize a capital gain or loss. When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a Portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are those that have the characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents 3% of the trust’s assets. The remaining 97% consists of trust-preferred securities, which are then sold to investors. The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities. The primary advantage for this particular structure is that the trust-preferred securities are treated by the financial institution as debt securities for tax purposes, and as equity for the purpose of calculating capital requirements.

In certain instances, this structure involves more than one financial institution and, accordingly, more than one trust. In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the special-purpose trust subsidiaries of the participating financial institutions. Therefore, the trust-preferred securities held by investors are backed by the trust- preferred securities issued by the trust subsidiaries.

In identifying the risks of trust-preferred securities, the Adviser and sub-advisers evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

Portfolio Turnover

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs which may have an adverse impact on performance and may involve realization of capital gains by the Portfolios. Each Portfolio’s historical turnover rates will be included in the Financial Highlights tables in the Prospectuses, when available.

ING RussellTM Large Cap Index Portfolio’s portfolio turnover rate increased 450% from 8% in 2008 to 44% in 2009, as a direct result of the fund launching during 2008 and not having a complete year of activity until 2009, as well as cash inflows into the Portfolio.

ING RussellTM Mid Cap Index Portfolio’s portfolio turnover rate decreased 77% from 30% in 2008 to 7% in 2009, as a direct result of the increased asset base of the Portfolio.

ING RussellT M Small Cap Index Portfolio’s portfolio turnover rate decreased 54% from 35% in 2008 to 16% in 2009, as a direct result of the asset base of the Portfolio.

ING International Index Portfolio’s portfolio turnover rate increased 318% from 22% in 2008 to 92% in 2009 as a direct result of the portfolio launching in 2008 and not having a complete year of activity until 2009, as well as outflows of cash from the Portfolio.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio’s portfolio turnover rate decreased 48% from 128% in 2008 to 66% in 2009, as a direct result of the decreased frequency in which the benchmark was rebalanced in 2009.

MANAGEMENT OF THE COMPANY

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Management of the Portfolios.”

The Board

The Directors of the Company are responsible for the oversight and supervision of the affairs of the Company as is described more fully below. Neither the Company’s charter nor the Charter of the Nominating Committee sets forth specific qualifications to serve as a Director, although the Nominating Committee Charter identifies certain factors that the Committee may take into account when considering Director candidates. Each Director serves until the Director’s successor is duly elected and qualified, subject to any retirement policy adopted by the Board or the Independent Directors. The Independent Directors have adopted a policy requiring each Independent Director to retire from the Board as of the latter of: (i) the March 31 next occurring after the Independent Director attains the age of 72; and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72. The retirement policy may, at any time, be suspended by vote of a majority of the Independent Directors, which suspension occurred effective March 11, 2010.

The Directors have varied experiences, attributes and skills that are utilized in overseeing each Portfolio’s activities, reviewing contractual arrangements with companies that provide services to the Portfolios, and reviewing the Portfolio’s performance. Among the attributes or skills common to all Directors are their ability to: (i) review critically, evaluate, question and discuss information provided to them; (ii) interact effectively with the other Directors, the Advisor, sub-advisers, other service providers, counsel and the independent registered public accounting firm; and (iii) exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Company and the other companies and trusts in the ING complex of mutual funds (the “Fund Complex”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Director’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Information for each of the Directors is set forth in the table below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Directors who are “Non-Interested Persons”

Dr. Albert E. DePrince, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 69	Director	June 1998 – Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 – Present). Formerly, Director of Business and Economics Research Center, Middle Tennessee State University (1999 – 2002); Chief Economist, Marine Midland Bank (1987 1990); Various Management Positions, Marine Midland Bank (1978-1990). Ph.D Economics Published numerous scholarly papers and journal articles in the areas of financial markets, financial institutions, corporate finance and monetary policy.	45	Academy of Economics and Finance (February 2002 – Present).

Martin J. Gavin 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 60	Director	January 1, 2009	President, Connecticut Children’s Medical Center (May 2006 – Present). Formerly, Interim President, Connecticut Children’s Medical Center (January 2006 – May 2006). Formerly, Executive and Senior Management for The Phoenix Companies, Inc. (1984 – 2000); Senior Management at CIGNA Corporation (1973 – 1984)	45	None.

Russell H. Jones 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age 65	Director	December 2007 – Present	Retired. Formerly, Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation, an aerospace and industrial distribution manufacturer (April 1973 – March 2008). Independent Director and Chair of Contracts Committee, CIGNA Mutual Funds (1995 to 2005). Corporate Loan Officer and Credit Analyst, Hartford National Bank (1966 – 1973). President, Hartford Area Business Economists (1987).	45	None.

Sidney Koch 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 75	Director	April 1994 – Present	Retired. Self-Employed Consultant (June 2000 – Present). Formerly, Senior Adviser, Hambro America, Inc. (1993 – 2000); Executive Vice President of Investment Banking, Daiwa Securities America, Inc. (1986-1993).	45	None.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Dr. Corine T. Norgaard 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 72	Director	June 1991 – Present	President, Retirement Options, LLC, a training provider for retirement coaches (August 2009 – Present). Formerly, President, Thompson Enterprises (September 2004 – September 2005). Dean of the Barney School of Business, University of Hartford (August 1996 - June 2004). Various other academic positions (1969 – 1993). Certified Public Accountant Ph. D: Accounting and Business	45	Mass Mutual Corporate Investors and Mass Mutual Participation Investors (April 1997 – Present); MassMutual Premier Funds (December 2004 – Present); and MML Series Investment Funds II, Chair of Audit Committee (December 2005 – Present).

Joseph E. Obermeyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Director	January 2003 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present). Formerly, Senior Manager, Arthur Andersen LLP (1995-1999; Senior Manager, Coopers & Lybrand, LLP (1993 – 1995); Manager, Price Waterhouse (1988 – 1993); Second Vice President, Smith Barney (1985 – 1988); Consultant, Arthur Andersen & Co. (1984 -1985). Currently, Member of Finance Committee, Windham Hospital.	45	None.

Director who is an “Interested Person”
Shaun Mathews(3)(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Director	December 2007 – Present	President and Chief Executive Officer, ING Investments, LLC(5) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).	182	ING Retirement Holdings, Inc. (September 1996 – Present). ING Services Holding Company, Inc. (May 2000 – Present); ING Financial Advisers, LLC (April 2002 – Present); Southland Life Insurance Company (June 2002 – Present) ING Capital Corporation, LLC and ING Funds Distributor, LLC(6) (December 2005 – Present); ING Funds Services, LLC(7) , ING Investments, LLC(5) and ING Pilgrim Funding, Inc. (December 2006 – Present); and Directed Services LLC(8) (December 2006 – Present).

(1)

The information reported includes the principle occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

(2)	For the purposes of this table, “Fund Complex” (except for Mr. Mathews) means the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc. The number of funds in the Fund Complex is as of March 31, 2010.

(3)	Mr. Mathews is also a director of the following investment companies: ING Asia Pacific High Dividend Equity Income Fund, ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING Infrastructure, Industrials, and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.
(4)	“Interested person,” as defined in the 1940 Act, by virtue of the Director’s affiliation with any of the Portfolios, ING or any of ING’s affiliates.
(5)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.
(6)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.
(7)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.
(8)	Directed Services LLC is the successor in interest to Directed Services Inc.

Officers

Information about each Company’s Officers are set forth in the table below:

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	December 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Executive Vice President	April 2002 – Present

Executive Vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 – December 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 55	Chief Compliance Officer Executive Vice President	November 2004 – Present March 2006 – Present	Chief Compliance Officer of the ING Funds (November 2004 – Present); Executive Vice President of the ING Funds (March 2006 – Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008 and October 2009 – Present); and Investment Adviser Chief Compliance Officer, Directed Services LLC(4) (March 2006 – July 2008 and October 2009 – Present). Formerly, Investment Adviser Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 – Present).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Vice President	March 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 – Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present).

William Evans 10 State House Square Hartford, CT 06103 Age: 37	Vice President	September 2007 – Present	Senior Vice President (2010 – Present) and Manager, Research and Selection Group (April 2007 – present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 46	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).

Kimberly K. Springer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present) and Managing Paralegal, Registration Statements (June 2003 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006).

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Assistant Vice President	June 2008 - Present	Assistant Vice President – Director of Tax, ING Funds Services, LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Secretary	September 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 46	Assistant Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).

Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	June 2008 – Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

(1)	The Officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified.
(2)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.
(3)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.
(4)	Directed Services LLC is the successor in interest to Directed Services Inc.
(5)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.

Board Leadership Structure

Overall responsibility for oversight of the Company and the Portfolios rests with the Board of Directors. The Board has engaged the Adviser to manage the Portfolios on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Company in accordance with the provisions of the 1940 Act, applicable provisions of Maryland law, other applicable laws and the Company’s charter and By-laws. The Board is currently composed of seven (7) members, six (6) of whom are not “interested” persons of the Company (the “Independent Directors”), who have varied experiences, attributes and skills. The Board currently conducts regular meetings four (4) times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls, as necessary, to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities. As discussed below, the Board has established five (5) committees to assist the Board in performing is oversight responsibilities.

Under the terms of the charter of the Contracts Committee, the Independent Director selected to serve as the Chairman of the Contracts Committee also serves as the chairperson of the Board (the “Independent Chairman”). The Independent Chairman serves as an advocate for the other Independent Directors in communications with management on a broad range of matters and as a liaison with service providers, officers, attorneys, and other Directors generally between meetings of the Board. The Independent Chairman may perform such other functions as may be provided by the Board from time to time, including participation in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The designation of an individual as the Independent Chairman does not impose on such Independent Director any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.

The Board has adopted a policy (the “Investment Policy”) whereby each Independent Director is required to invest, directly or indirectly, at least $100,000 (at cost) in one or more mutual funds under the purview of the Board within a three-year time period after becoming an Independent Director. The Board believes that the Investment Policy further aligns the interests of the Independent Directors with those of shareholders and, therefore, enhances the ability of the Independent Directors to represent the interests of shareholders.

The Board believes that the current leadership structure of the Board is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Directors and the full Board in a manner reasonably designed to enhance effective oversight by the Board. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Company and the Portfolios.

The Company and the Portfolios are subject to a number of risks, including investment, compliance, operational, and valuation risks. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Portfolios’ investment management and business affairs. Each of the Adviser, the sub-advisers and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. Risk oversight forms part of the Board’s general oversight of the Company and the Portfolios and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Company and the Portfolios, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the subadvisers, the Chief Compliance Officer of the Portfolios, the independent registered public accounting firm for the Portfolios, and internal auditors for the Adviser and its affiliates, as appropriate, regarding risks faced by the Portfolios and relevant risk functions. The Board, with the assistance of its Contracts Committee, reviews investment policies and risks in connection with its review of the Portfolios’ performance. The Board has appointed a Chief Compliance Officer who oversees the testing of the Portfolios’ compliance program and reports to the Board regarding compliance matters for the Portfolios and their principal service providers. In addition, as part of the Board’s periodic review of the Portfolios’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of the Adviser, has approved and periodically reviews valuation policies applicable to valuing the Portfolio shares and has established a valuation committee of Directors. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Contracts Committee, a standing Audit Committee, a standing Compliance Committee, a standing Nominating Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Company/Trust and the Portfolios. Each such Committees operates pursuant to a charter approved by the Board and is chaired by an Independent Director. Each of the Committees other than the Valuation Committee is comprised solely of all the Independent Directors. The Valuation Committee is comprised of all the Directors.

(1) Audit Committee. The Board has established an Audit Committee whose function includes, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Audit Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. Norgaard currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Audit Committee. The Audit Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2009.

(2) Contracts Committee. The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Portfolios or their shareholders. Annually, the Contracts Committee conducts an evaluation of the performance of the Board and its Committees, including the effectiveness of the Board’s Committee structure and the effectiveness of the Board in overseeing the number of funds under its purview. As part of the annual self-evaluation, the Contracts Committee reviews the mix of experience, attributes and skills of the Directors. The Contracts Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Contracts Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. DePrince currently serves as Chairperson and Mr. Obermeyer currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee meets regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2009.

(3) Nominating Committee. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Nominating Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Nominating Committee. When considering potential nominees to fill vacancies on the Board, the Nominating Committee reviews the mix of experience, attributes and skills of the Directors. The Nominating Committee is willing to consider nominations for vacancies received from shareholders in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolio, ING Variable Portfolios, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any such recommendation made by such shareholder must contain information for the Nominating Committee to make an assessment of the candidate’s suitability for the position of Independent Director. The Nominating Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Nominating Committee held no (0) meetings during the fiscal year ended December 31, 2009.

(4) Valuation Committee. The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of six (6) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act. The following Directors serve as members of the Valuation Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Mr. Mathews, Dr. Norgaard, Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Valuation Committee. The Valuation Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Valuation Committee held no (0) meetings during the fiscal year ended December 31, 2009.

(5) Compliance Committee. The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Portfolios and their service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Portfolios and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws. The Compliance Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Compliance Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Mr. Jones currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Compliance Committee. The Compliance Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2009.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

Name of Director	Dollar Range of Equity Securities in the Portfolio as of December 31, 2009						Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
	ING Euro STOXX 50® Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index® Portfolio	ING NASDAQ 100 Index® Portfolio
Independent Directors
Albert E. DePrince, Jr.	None	None	None	None	None	None	Over $100,000 Over $100,000(1)
Martin J. Gavin	None	None	None	None	None	None	Over $100,000(2)
Russell H. Jones	None	None	None	None	None	None	Over $100,000(2)
Sidney Koch	None	None	None	None	None	None	Over $100,000
Corine T. Norgaard	None	None	None	None	None	None	Over $100,000
Joseph E. Obermeyer	None	None	None	None	None	None	Over $100,000(2)
Interested Director
Shaun P. Mathews	None	None	None	None	None	None	Over $100,000 Over $10,000-$50,000(1)

(1)	Includes the value of shares in which a Director has an indirect interest through a 401k/deferred compensation plan.

Name of Director	Dollar Range of Equity Securities in the Portfolio as of December 31, 2009								Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
	ING Russell™ Large Cap Growth Index Portfolio(1)	ING Russell™ Large Cap Index Portfolio	ING Russell™ Large Cap Value Index Portfolio(1)	ING Russell™ Mid Cap Growth Index Portfolio(1)	ING Russell™ Mid Cap Index Portfolio	ING Russell™ Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High- Yielding Index Portfolio
Independent Directors
Albert E. DePrince, Jr.	None	None	None	None	None	None	None	None	Over $100,000 Over $100,000 (1)
Martin J. Gavin	None	None	None	None	None	None	None	None	Over $100,000(1)
Russell H. Jones	None	None	None	None	None	None	None	None	Over $100,000 (1)
Sidney Koch	None	None	None	None	None	None	None	None	Over $100,000
Corine T. Norgaard	None	None	None	None	None	None	None	None	Over $100,000
Joseph E. Obermeyer	None	None	None	None	None	None	None	None	Over $100,000(1)
Interested Director
Shaun P. Mathews	None	None	None	None	None	None	None	None	Over $100,000 Over $10,000-$50,000(1)

(1)	Includes the value of shares in which a Director has an indirect interest through a 401k/deferred compensation plan.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is the information regarding each Independent Director’s (and his/her immediate family members) share ownership as of December 31, 2009 in securities of the Portfolios’ Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Portfolios (not including registered investment companies).

Name of Director	Name of Owner’s and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$0	N/A
Martin J. Gavin	N/A	N/A	N/A	$0	N/A
Russell H. Jones	N/A	N/A	N/A	$0	N/A
Sidney Koch	N/A	N/A	N/A	$0	N/A
Corine T. Norgaard	N/A	N/A	N/A	$0	N/A
Joseph E. Obermeyer	N/A	N/A	N/A	$0	N/A

DIRECTOR COMPENSATION

The Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $66,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee attended in person; (iv) $3,500 per attendance of any Committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $2,500 per telephonic meeting; (vi) $50,000 annual fee to the Chairperson of the Contracts Committee (who also serves as the Independent Chairman), $15,000 annual fee to the Chairpersons of the Audit and Compliance Committees, $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $25,000 annual fee to the Vice Chairperson of the Contracts Committee and $7,500 annual fee to the Vice Chairperson of both the Audit and Compliance Committees. The pro rata share paid by each Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Directors serve in common as Directors.

The following table sets forth information provided by the Portfolios’ investment Adviser regarding compensation of Directors by each Portfolio (except ING NASDAQ 100 Index® Portfolio) and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2009. Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, compensation information presented for this Portfolio is estimated for the fiscal year ended December 31, 2010. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by ING Investments or its affiliates.

Name of Person and Position	ING Euro STOXX 50® Index Portfolio(1)	ING FTSE 100 Index® Portfolio(1)	ING Hang Seng Index Portfolio(2)	ING International Index Portfolio	ING Japan TOPIX Index® Portfolio(1)	ING NASDAQ 100 Index® Portfolio(3)	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio(2)	ING RussellTM Large Cap Value Index Portfolio(2)	ING RussellTM Mid Cap Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio(2)	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High- Yielding Index Portfolio	Total Compensation from the Registrant and Fund Complex Paid to Directors(4)
Albert E. DePrince, Jr. Director	$2,331.59	$1,803.80	$446.01	$5,358.79	$1,367.69	$191.47	$18,083.21	$2,059.27	$753.66	$6,443.84	$1,661.17	$4,230.12	$18,689.60	$2,337.66	$231,500.00
Martin J. Gavin Director	$1,776.23	$1,375.43	$341.46	$4,520.33	$1,042.22	$167.89	$15,860.92	$1,562.75	$578.01	$5,194.77	$1,243.91	$3,603.93	$14,948.87	$2,051.40	$203,000.00
Russell H. Jones(5) Director	$1,904.24	$1,472.64	$367.02	$4,581.03	$1,116.89	$163.04	$15,506.05	$1,723.12	$642.02	$5,390.51	$1,384.80	$3,573.97	$15,640.32	$1,991.40	$197,125.00
Sidney Koch Director	$2,103.67	$1,627.18	$403.88	$5,083.01	$1,233.93	$183.19	$17,387.35	$1,879.99	$694.11	$5,967.57	$1,513.78	$3,997.07	$17,267.91	$2,237.43	$221,500.00
Corine Norgaard Director	$2,075.18	$1,605.10	$398.61	$4,944.27	$1,217.21	$176.99	$16,791.40	$1,857.58	$686.67	$5,843.90	$1,495.35	$3,880.27	$16,936.75	$2,161.57	$214,000.00
Joseph E. Obermeyer(5) Director	$1,989.71	$1,538.87	$382.81	$4,809.57	$1,167.05	$172.34	$16,377.76	$1,790.35	$664.34	$5,646.06	$1,440.08	$3,766.57	$16,357.59	$2,104.99	$208,375.00

(1)	The Portfolio commenced operations on August 17, 2009. The compensation paid to each Director reflects the five-month period from August 17, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations on May 1, 2009. The compensation paid to each Director reflects the seven-month period from May 1, 2009 to December 31, 2009.
(3)

Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, compensation information presented for this Portfolio is estimated for the fiscal year ended December 31, 2010.

(4)	Represents compensation from 42 funds (total in complex as of December 31, 2009).
(5)	Includes amounts deferred pursuant to a deferred compensation plan during the fiscal year ended December 31, 2009, Messrs. Martin J. Gavin and Joseph E. Obermeyer deferred $101,500.00 and $20,838.00 respectively, of their compensation from the Portfolios.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act to include as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

As of April 1, 2010, officers and Directors owned less than 1% of the outstanding Class ADV, Class I, Class S, and Class S2 shares (that are currently being offered) of each Portfolio. To the best knowledge of the Portfolios, the names and addresses of the holders of 25% or more of the outstanding Class ADV, Class I, Class S, and Class S2 shares (that are currently being offered) of the Portfolios’ equity securities as of April 1, 2010 and the percentage of the outstanding shares held by such holders are set forth in the table below. Shares of the Portfolios are issued in connection with investments in variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and qualified pension plans. As of April 1, 2010 Separate Accounts of the following life insurance companies and/or qualified pension plans owned of record or beneficially 5% or more of the shares of the following Portfolios:

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Euro STOXX 50® Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class ADV	94.33%	0.12%
ING Euro STOXX 50® Index	ING Retirement Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	14.89%	14.88%
ING Euro STOXX 50® Index	ING Retirement Moderate Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	30.48%	30.44%
ING Euro STOXX 50® Index	ING Retirement Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	52.94%	52.87%
ING FTSE Index®	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class ADV	99.87%	0.15%
ING FTSE Index®	ING Retirement Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	14.90%	14.87%
ING FTSE Index®	ING Retirement Moderate Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	30.48%	30.44%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING FTSE Index®	ING Retirement Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	52.94%	52.86%
ING Hang Seng Index®	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class ADV	7.07%	0.00%
ING Hang Seng Index®	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	92.91%	0.03%
ING Hang Seng Index®	ING Retirement Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	14.90%	9.70%
ING Hang Seng Index®	ING Retirement Moderate Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	30.48%	19.85%
ING Hang Seng Index®	ING Retirement Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	52.94%	34.47%
ING Hang Seng Index®	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	96.92%	33.78%
ING International Index	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	22.30%	0.43%
ING International Index	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	76.85%	0.79%
ING International Index	ING Strategic Allocation Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	18.26%	12.48%
ING International Index	ING Strategic Allocation Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	14.62%	9.99%
ING International Index	ING Strategic Allocation Conservative Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	5.53%	3.78%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING International Index	ING Index Solution 2015 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	6.57%	4.49%
ING International Index	ING Index Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	10.81%	7.39%
ING International Index	ING Index Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	9.55%	6.53%
ING International Index	ING Index Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	5.87%	4.01%
ING International Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	23.39%	17.36%
ING International Index	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class S	8.02%	2.73%
ING International Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	61.45%	19.29%
ING International Index	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class S	20.78%	7.72%
ING International Index	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	2.73%
ING Japan Equity Index®	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class ADV	98.94%	0.47%
ING Japan Equity Index®	ING Retirement Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	14.90%	14.83%
ING Japan Equity Index®	ING Retirement Moderate Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	30.48%	30.34%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Japan Equity Index®	ING Retirement Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	52.94%	52.69%
ING NASDAQ 100 Index®	ING Investments LLC ATTN: Lydia Homer 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class ADV	100.0%	100.0%
ING NASDAQ 100 Index®	ING Investments LLC ATTN: Lydia Homer 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	100.0%	100.0%
ING RussellTM Large Cap Index	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	18.04%	0.37%
ING RussellTM Large Cap Index	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	72.89%	3.88%
ING RussellTM Large Cap Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	9.07%	11.19%
ING RussellTM Large Cap Index	ING Index Solution 2015 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	15.63%	6.32%
ING RussellTM Large Cap Index	ING Index Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	21.92%	8.86%
ING RussellTM Large Cap Index	ING Index Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	13.93%	5.63%
ING RussellTM Large Cap Index	ING Index Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	5.30%	2.14%
ING RussellTM Large Cap Index	ING Index Solution Income Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	14.69%	5.94%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING RussellTM Large Cap Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	22.18%	11.19%
ING RussellTM Large Cap Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	89.26%	52.34%
ING RussellTM Large Cap Index	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	1.96%
ING RussellTM Large Cap Growth Index	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	94.48%	0.07%
ING RussellTM Large Cap Growth Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	5.50%	9.70%
ING RussellTM Large Cap Growth Index	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	63.07%	39.33%
ING RussellTM Large Cap Growth Index	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	19.36%	13.10%
ING RussellTM Large Cap Growth Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	14.79%	9.70%
ING RussellTM Large Cap Growth Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	97.79%	37.80%
ING RussellTM Large Cap Value Index	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class ADV	14.42%	37.39%
ING RussellTM Large Cap Value Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	85.54%	17.44%
ING RussellTM Large Cap Value Index	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	63.71%	37.39%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING RussellTM Large Cap Value Index	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	11.84%	11.38%
ING RussellTM Large Cap Value Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	20.37%	17.44%
ING RussellTM Large Cap Value Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	81.59%	33.69%
ING RussellTM Large Cap Value Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	13.24%	17.44%
ING RussellTM Mid Cap Growth Index	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class ADV	99.67%	0.65%
ING RussellTM Mid Cap Growth Index	Reliastar Life Insurance Co FBO SVUL I ATTN Jill Barth Conveyor TN41 One Orange Way Windsor, CT 06095-0001	Class I	13.15%	0.65%
ING RussellTM Mid Cap Growth Index	ING National Trust One Orange Way Windsor, CT 06095	Class I	64.18%	2.74%
ING RussellTM Mid Cap Growth Index	Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	Class I	22.39%	2.13%
ING RussellTM Mid Cap Growth Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	96.64%	92.80%
ING RussellTM Mid Cap Growth Index	ING National Trust One Orange Way Windsor, CT 06095	Class S2	99.74%	2.74%
ING RussellTM Mid Cap Index	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	20.29%	0.22%
ING RussellTM Mid Cap Index	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	69.82%	1.05%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING RussellTM Mid Cap Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	9.88%	4.36%
ING RussellTM Mid Cap Index	ING Retirement Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	11.84%	10.69%
ING RussellTM Mid Cap Index	ING Retirement Moderate Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	30.61%	27.64%
ING RussellTM Mid Cap Index	ING Retirement Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	51.23%	46.26%
ING RussellTM Mid Cap Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	79.27%	7.45%
ING RussellTM Mid Cap Index	ING National Trust One Orange Way Windsor, CT 06095	Class S	6.25%	1.05%
ING RussellTM Mid Cap Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	11.90%	4.36%
ING RussellTM Mid Cap Index	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.00%
ING RussellTM Small Cap Index	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	15.75%	0.14%
ING RussellTM Small Cap Index	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	77.78%	1.86%
ING RussellTM Small Cap Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class ADV	6.48%	7.32%
ING RussellTM Small Cap Index	ING Retirement Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	7.38%	5.60%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING RussellTM Small Cap Index	ING Retirement Moderate Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	25.45%	19.28%
ING RussellTM Small Cap Index	ING Retirement Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	54.77%	41.50%
ING RussellTM Small Cap Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class I	6.42%	7.32%
ING RussellTM Small Cap Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	83.56%	19.91%
ING RussellTM Small Cap Index	ING Life Insurance & Annuity CO ATTN Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	Class S	10.19%	7.32%
ING RussellTM Small Cap Index	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.08%
ING US Bond Index	ING Enhanced K Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	Class ADV	27.52%	0.03%
ING US Bond Index	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	71.74%	0.07%
ING US Bond Index	ING Retirement Conservative Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	5.90%	5.48%
ING US Bond Index	ING Retirement Moderate Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	20.33%	18.88%
ING US Bond Index	ING Retirement Moderate Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	33.03%	30.67%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING US Bond Index	ING Retirement Growth Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	33.03%	30.67%
ING US Bond Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	94.60%	6.71%
ING US Bond Index	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	Class S2	100.0%	0.07%
ING WisdomTreeSM Global High-Yield Equity Index	ING National Trust One Orange Way Windsor, CT 06095	Class ADV	100.0%	0.04%
ING WisdomTreeSM Global High-Yield Equity Index	ING Investments LLC ATTN: Lydia Homer 7337 East Doubletree Ranch Rd Scottsdale, AZ 85258-2034	Class I	100.0%	0.00%
ING WisdomTreeSM Global High-Yield Equity Index	ING USA Annuity and Life Insurance Company 1475 Dunwoody DR West Chester, PA 19380-1478	Class S	97.20%	97.16%

ADVISER

The investment adviser for each Portfolio is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Portfolios, has the overall responsibility for the management of each Portfolio’s subject to delegation of certain responsibilities to other ING Investments advisers including ING Investment Management Co. (“ING IM”) and Neuberger Berman Fixed Income LLC (“Neuberger Berman”) (each a “Sub-Adviser” and collectively, “Sub-Advisers”). ING IM is the Sub-Adviser to all the Portfolios except U.S. Bond Index Portfolio; and Neuberger Berman is the Sub-Adviser to U.S. Bond Index Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund and potential termination of the Fund’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

On February 26, 2001, the name of the Adviser changed from “Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.”

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company on behalf of the Portfolios. The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to sub-advisory agreements between ING Investments and the Sub-Advisers (each a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) ING Investments has delegated certain management responsibilities to Sub-Advisers for each of the Portfolios. ING Investments oversees the investment management of the Sub-Advisers for the Portfolios.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio’s assets and the purchase or sale of its portfolio securities. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

With respect to ING U.S. Bond Index Portfolio, after an initial term through December 31, 2009, the Investment Advisory Agreement with ING Investments will continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

Effective on or about May 4, 2009 ING Investments entered into a sub-advisory agreement (“Agreement”) with Neuberger Berman replacing Lehman Brothers Asset Management the former sub-adviser to the Portfolio (whose Sub-Advisory Agreement had previously had an initial term through December 31, 2009). After an initial term through December 31, 2009, the Sub-Advisory Agreement with Neuberger Berman, will continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

With respect to ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Value Index Portfolio, and ING RussellTM Mid Cap Growth Index Portfolio, after an initial term through December 31, 2010 the Investment Advisory Agreement and Sub-Advisory Agreement with ING IM, will continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement, as applicable, or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

With respect to ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING NASDAQ 100 Index® Portfolio, and ING Japan TOPIX Index® Portfolio, after an initial term through August 3, 2011 the Investment Advisory Agreement and Sub-Advisory Agreement with ING IM, will continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

Each Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of a Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

For information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to each Portfolio’s (except for ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, ING Russell TM Mid Cap Growth Index Portfolio, ING Hang Seng Index Portfolio, ING NASDAQ 100 Index® Portfolio, and ING U.S. Bond Index Portfolio) annual shareholder report dated December 31, 2009.

For information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships for ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Growth Portfolio, and ING Hang Seng Index Portfolio, please refer to these Portfolios’ semi-annual shareholder report dated June 30, 2009.

For information regarding the basis of the Board’s approval of the investment sub-advisory relationship for ING U.S. Bond Index Portfolio, please refer to the Portfolio’s semi-annual shareholder report dated June 30, 2009. For information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships for ING U.S. Bond Index Portfolio, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of the date of this SAI, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Advisers. For its services, each Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio(1)	Gross Annual Advisory Fee	Waiver		Net Annual Advisory Fee
ING Euro STOXX 50® Index	0.60% on all assets	(0.25	)% (2)	0.35%
ING FTSE 100 Index®	0.60% on all assets	(0.25	)%(2)	0.35%
ING Hang Seng Index	0.60% on all assets	(0.10	)%(3)	0.50%
ING Japan TOPIX Index®	0.60% on all assets	(0.25	)%(2)	0.35%

Portfolio(1)	Gross Annual Advisory Fee	Waiver		Net Annual Advisory Fee
ING International Index	0.38% on all assets	0.00%		0.38%
ING NASDAQ 100 Index®	0.45% on all assets	(0.25	)%(2)	0.20%
ING RussellTM Large Cap Growth Index	0.45% on all assets	(0.10	)%(3)	0.35%
ING RussellTM Large Cap Value Index	0.45% on all assets	(0.10	)%(3)	0.35%
ING RussellTM Large Cap Index	0.25% on all assets	0.00%		0.25%
ING RussellTM Mid Cap Index	0.31% on all assets	0.00%		0.31%
ING RussellTM Mid Cap Growth Index	0.45% on all assets	(0.10	)%(3)	0.35%
ING RussellTM Small Cap Index	0.33% on all assets	0.00%		0.33%
ING U.S. Bond Index	0.32% on all assets	0.00%		0.32%
ING WisdomTreeSM Global High-Yielding Equity Index	0.46% on all assets	0.00%		0.46%

(1)	The Portfolios may seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.
(2)	Pursuant to a side agreement dated August 3, 2009, ING Investments, LLC has agreed to waive 0.25% of each Portfolio’s advisory fee through August 5, 2012. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it.
(3)	Pursuant to a side agreement dated May 1, 2009, ING Investments, LLC has agreed to waive 0.10% of each Portfolio’s advisory fee through May 1, 2011. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it.

Total Advisory Fees Paid

Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, the Portfolio paid no advisory fees to ING Investments for the fiscal year ended December 31, 2009.

During the fiscal year ended December 31, 2009 and 2008, each Portfolio (except ING NASDAQ 100 Index® Portfolio) paid ING Investments the following investment advisory fees:

Name of Portfolio	2009		2008		2007
ING Euro STOXX 50® Index	$1,296,848	(1)	N/A		N/A
ING FTSE 100 Index®	$990,345	(1)	N/A		N/A
ING Hang Seng Index	$250,107	(2)	N/A		N/A
ING Japan TOPIX Index®	$778,144	(1)	N/A		N/A
ING RussellTM Large Cap Index	$3,186,794		$1,282,275	(4)	N/A
ING RussellTM Large Cap Growth Index	$778,468	(2)	N/A		N/A
ING RussellTM Large Cap Value Index	$320,037	(2)	N/A		N/A
ING RussellTM Mid Cap Index	$1,698,713		$324,618	(4)	N/A
ING RussellTM Mid Cap Growth Index	$623,825		N/A		N/A
ING RussellTM Small Cap Index	$1,117,437		$407,806	(4)	N/A
International Index	$1,557,003		$667,316	(4)	N/A
U.S. Bond Index	$5,065,437		$350,798	(5)	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	$809,950		$527,789	(6)	N/A

(1)	The Portfolio commenced operations on August 3, 2009. The advisory fees paid reflect the period from August 3, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations on May 1, 2009. The advisory fees paid reflect the period from May 2, 2009 to December 31, 2009.
(3)	The Portfolio commenced operations September 17, 2008. The advisory fees paid reflect the period from September 17, 2008 to December 31, 2008.
(4)	The Portfolio commenced operations March 10, 2008. The advisory fees paid reflect the period from March 10, 2008 through December 31, 2008.
(5)	The Portfolio commenced operations March 7, 2008. The advisory fees paid reflect the period from March 7, 2008 through December 31, 2008.
(6)	The Portfolio commenced operations January 28, 2008. The advisory fees paid reflect the period from January 28, 2008 through December 31, 2008.

SUB-ADVISERS

The Investment Advisory Agreement for each of the Portfolios provides that ING Investments, with the approval of a Portfolio’s Board, may select and employ investment advisers to serve as sub-advisers for any of the Portfolios, and shall monitor the Sub-Advisers’ investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Management, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Portfolio who are employees of ING Investments or its affiliates and office rent of a Portfolio. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio’s NAV; taxes, if any, and the preparation of each Portfolio’s tax return; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolios under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Portfolios who are not employees of the Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreements may be terminated without payment of any penalties by the Adviser, the Directors, on behalf of a Portfolio, or the shareholders of a Portfolio upon 60 days’ prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of a Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreement between the Adviser and Neuberger Berman, Neuberger Berman acts as Sub-Adviser to U.S. Bond Index Portfolio. In this capacity, Neuberger Berman, subject to the supervision and control of the Adviser and the Board, on behalf of the Portfolio, manages the Portfolio’s portfolio investments consistently with the Portfolio’s investment objectives, and executes any of the Portfolio’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. Neuberger Berman’s principal address is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.

The Adviser has received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory agreements and to make material changes to the Sub-Advisory Agreements with the approval of the Portfolios’ Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Board (including a majority of the Board’s disinterested Directors) of the Portfolios must approve a new or amended Sub-Advisory Agreement with the Sub-Adviser. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Adviser remains responsible for providing general management services to the Portfolios, including overall supervisory responsibility for the general management services to the Portfolios, including overall supervisory responsibility for the general management and investment of the Portfolios’ assets, and, subject to the review and approval of the Board, will among other things: (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-adviser and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objectives, policies and restrictions.

Sub-Advisory Fees

As compensation to each Sub-Adviser for its services, ING Investments pays each Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets managed during the month:

Portfolio(1)	Gross Sub-Advisory Fee	Waiver	Net Sub-Advisory Fee
ING Euro STOXX 50® Index	0.27% on all assets	(0.1125)%(2)	0.1575%
ING FTSE 100 Index®	0.27% on all assets	(0.1125)%(2)	0.1575%
ING Hang Seng Index Portfolio	0.27% on all assets	0.00%	0.27%
ING Japan TOPIX Index®	0.27% on all assets	(0.1125)%(2)	0.1575%
ING NASDAQ 100 Index®	0.2025% on all assets	(0.1125)%(2)	0.09%
ING RussellTM Large Cap Index	0.1125% on all assets	0.00%	0.1125%
ING RussellTM Large Cap Growth Index	0.2025% on all assets	0.00%	0.2025%
ING RussellTM Large Cap Value Index	0.2025 % on all assets	0.00%	0.2025%
ING RussellTM Mid Cap Index	0.1395% on all assets	0.00%	0.1395%
ING RussellTM Mid Cap Growth Index	0.2025 % on all assets	0.00%	0.2025%
ING RussellTM Small Cap Index	0.1485% on all assets	0.00%	0.1485%
International Index	0.1710% on all assets	0.00%	0.1710%
U.S. Bond Index	0.08% – 1st $50 million of average daily net assets; 0.065% – next $100 million of average daily net assets; 0.032% – next $350 million of average daily net assets; 0.025% – next $500 million of average daily net assets; 0.018% – next $1 billion of average daily net assets; 0.016% – next $500 million of average daily net assets; 0.014% – over $2.5 billion of average daily net assets	0.00%

0.08% – 1st $50 million of average daily net assets;

0.065% – next $100 million of average daily net assets;

0.032% – next $350 million of average daily net assets;

0.025% – next $500 million of average daily net assets;

0.018% – next $1 billion of average daily net assets;

0.016% – next $500 million of average daily net assets;

0.014% – over $2.5 billion of average daily net assets

ING WisdomTreeSM Global High-Yielding Equity Index	0.21% on all assets	0.00%	0.21%

(1)	The Portfolios may seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

(2)	Pursuant to a side agreement dated August 3, 2009, ING IM has agreed to waive 0.1125% of the sub-advisory fee payable by ING Investments for a period of three years for the period from August 3, 2009 through August 5, 2012 for each Portfolio. There is no guarantee that this side agreement will continue after that date.

Sub-Advisory Fees Paid

Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, the Portfolio paid no advisory fees to ING Investments for the fiscal year ended December 31, 2009.

During the fiscal year ended December 31, 2009 and 2008, ING Investments paid the Sub-Advisers the following sub-advisory fees:

Name of Portfolio	2009		2008		2007
ING Euro STOXX 50® Index	$340,422	(1)	N/A		N/A
ING FTSE 100 Index®	$259,965	(1)	N/A		N/A
ING Hang Seng Index Portfolio	$112,548	(2)	N/A		N/A
ING Japan TOPIX Index®	$204,262	(1)	N/A		N/A
ING RussellTM Large Cap Index	$1,434,060		$577,024	(4)	N/A
ING RussellTM Large Cap Growth Index	$350,310	(2)	N/A		N/A
ING RussellTM Large Cap Value Index	$144,016	(2)	N/A		N/A
ING RussellTM Mid Cap Index	$764,417		$146,079	(4)	N/A
ING RussellTM Mid Cap Growth Index	$280,721	(2)	N/A		N/A
ING RussellTM Small Cap Index	$502,846		$183,513	(4)	N/A
International Index	$700,649		$300,293	(4)	N/A
U.S. Bond Index	$520,492		$125,336	(5)	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	$369,761		$243,954	(6)	N/A

(1)	The Portfolio commenced operations on August 17, 2009. The sub-advisory fees paid reflect the period from August 17, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations May 1, 2009. The sub-advisory fees paid reflect the period from May 1, 2009 to December 31, 2009.
(3)	The Portfolio commenced operations September 17, 2008. The sub-advisory fees paid reflect the period from September 17, 2008 to December 31, 2008.
(4)	The Portfolio commenced operations March 10, 2008. The sub-advisory fees paid reflect the period from March 10, 2008 through December 31, 2008.
(5)	The Portfolio commenced operations March 7, 2008. The sub-advisory fees paid reflect the period from March 7, 2008 through December 31, 2008.
(6)	The Portfolio commenced operations January 28, 2008. The sub-advisory fees paid reflect the period from January 28, 2008 through December 31, 2008.

Portfolio Managers

ING IM

ING Euro Stoxx 50® Index, ING FTSE 100 Index® Portfolio, ING Hang Seng Index Portfolio, ING Japan TOPIX Index® Portfolio, ING International Index Portfolio, ING NASDAQ 100 Index® Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Value Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Mid Cap Growth Index Portfolio, ING RussellTM Small Cap Index Portfolio, and ING WisdomTree SM Global High-Yielding Equity Index Portfolio

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2009.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts(1)	Total Assets
Vincent Costa	40	$13,468,026,203	6	$302,272,690	19	$2,777,279,251

(1)	1 of these accounts with total assets of $50,899,129 has an advisory fee that is based on the performance of the account.

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from that of the portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for the Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation

For the portfolio manager ( “Portfolio Manager”) of the Portfolios listed above, compensation consists of: (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the Portfolio Manager is primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and, in certain instances; (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Manager for the Portfolios listed above are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the Euro STOXX 50® Index for ING Euro STOXX 50® Index Portfolio; the FTSE 100 Index® for the ING FTSE 100 Index® Portfolio; the TOPIX Index® for the ING Japan TOPIX Index® Portfolio; the Hang Seng Index for the ING Hang Seng Index® Portfolio; the Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index for International Index Portfolio; the NASDAQ-100 Index® for the ING NASDAQ 100 Index® Portfolio, the Russell Top 200® Index for ING RussellTM Large Cap Index Portfolio; the Russell Top 200® Growth Index for the ING RussellTM Large Cap Growth Index; the Russell Top 200® Value Index for the ING RussellTM Large Cap Value Index Portfolio; the Russell Mid Cap Index for ING RussellTM Mid Cap Index Portfolio; the Russell Midcap® Growth Index for the ING RussellTM Mid Cap Growth Index Portfolio; the Russell 2000® Index for ING RussellTM Small Cap Index Portfolio, and the WisdomTree SM Global High-Yielding Equity Index for the WisdomTree SM Global High-Yielding Equity Index Portfolio) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Barclays Capital and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Portfolio Manager whose base salary compensation exceeds a particular threshold may participate in ING IM’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING IM stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers as of December 31, 2009, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned

Vincent Costa	ING Euro STOXX 50® Index	None
	ING FTSE 100 Index®	None
	ING Hang Seng Index®	None
	ING Japan TOPIX Index®	None
	ING NASDAQ 100 Index®	None
	ING International Index	None
	ING RussellTM Large Cap Index	None
	ING RussellTM Large Cap Growth Index	None
	ING RussellTM Large Cap Value Index	None
	ING RussellTM Mid Cap Index	None
	ING RussellTM Mid Cap Growth Index	None
	ING RussellTM Small Cap Index	None
	ING WisdomTreeSM Global HighYielding Equity Index	None

U.S. Bond Index Portfolio

Neuberger Berman Fixed

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2009.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)
Andrew Johnson	4	$661.8	4	$1,817.9	74	$26,963.0
Tracy L. Gage	4	$661.8	3	$1,667.7	74	$26,963.0

(1)	One of these Accounts with Total Assets of $943.5 million are subject to an advisory fee that is also based on the performance of the Account.

Potential Material Conflicts of Interest

Neuberger Berman’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Portfolio and the management of other accounts. As a result, Neuberger Berman and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Portfolio may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Portfolio. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Portfolio that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. Neuberger Berman has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. Neuberger Berman will frequently aggregate trades (both buys and sells) for a client with other Neuberger Berman clients when it is determined that such aggregation should result in a more favorable trade execution for such client. Neuberger Berman has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. Neuberger Berman’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by Neuberger Berman may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, Neuberger Berman, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

Portfolio Manager Compensation

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing its employees. It is also focused on creating a compensation process that is fair, transparent, and competitive with the market.

Compensation for Fixed Income portfolio managers that manage mutual funds is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across the Neuberger Berman organization and, most importantly, overall investment performance. Typically, such portfolio managers are paid on a formulaic bonus pool model with a holdback component. Eligibility for compensation from the holdback pool is at management’s discretion and based on a variety of criteria including investment performance (including the three-year track record in order to emphasize long-term performance), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of the organization. The firm’s approach to Portfolio Manager compensation is not substantially dependent on the performance of any one account.

The terms of its long-term retention incentives are as follows:

Employee-Owned Equity. Investment professionals have received over 80% of the common equity of Neuberger Berman Group LLC, Neuberger Berman’s ultimate parent company, owned by all employees, and the same proportion of the preferred interests owned by employees. The senior portfolio managers on the mutual fund teams are key shareholders in the equity ownership structure. On a yearly basis over the next five years, the equity ownership allocations will be re-evaluated and re-allocated based on performance and other key metrics. Employee equity and preferred stock is subject to vesting (25% vests each year commencing on May 4, 2010).

Contingent Compensation Plan

The firm has also established the Neuberger Berman Group Contingent Compensation Plan pursuant to which a certain percentage of an employee’s compensation is deemed contingent and vests over a three-year period. Under the 2009 plan, most participating employees who are members of mutual fund investment teams will receive a cash return on their contingent compensation with a portion of such return being determined based on the team’s investment performance, as well as the performance of a portfolio of other investment funds managed by Neuberger Berman Group LLC investment professionals.

Restrictive Covenants

Fixed Income Mutual Fund portfolio managers who have received equity have agreed to certain restrictive covenants, which impose obligations and restrictions with respect to confidential information and employee and client solicitation.

Portfolio Manager Ownership of Securities

As of December 31, 2009, the end of the Portfolio’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager of the Portfolio is shown below:

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Andrew A. Johnson	None
Tracy L. Gage	None

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for each of the Portfolios pursuant to an Administration Agreement. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolios’ business, except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Advisers under the applicable Sub-Advisory Agreements, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Portfolios from time to time. According to the Administration Agreement, the

Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Company under this Agreement, including, without limitation, the expenses of software licensing and similar products used in the preparation of registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies. The Administrator acts as a liaison among these service providers to the Portfolios. The Administrator is also responsible for monitoring the Portfolios in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolios.

The Administration Agreement may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company.

Administration Fees Paid

For its services, the Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. For ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan TOPIX Index® Portfolio, and ING NASDAQ 100 Index® Portfolio, the Administrator has agreed to waive 0.10% of its administration fee through August 5, 2012.

During the fiscal year ended December 31, 2009, 2008 and 2007, each Portfolio paid the Administrator the following administrative fees:

Name of Portfolio	2009		2008		2007
ING Euro STOXX 50® Index	$216,139	(1)	N/A		N/A
ING FTSE 100 Index®	$165,055	(1)	N/A		N/A
ING Hang Seng Index	$41,684	(2)	N/A		N/A
ING Japan TOPIX Index®	$129,689	(1)	N/A		N/A
ING RussellTM Large Cap Index	$1,274,708		$512,903	(4)	N/A
ING RussellTM Large Cap Growth Index	$172,991	(1)	N/A		N/A
ING RussellTM Large Cap Value Index	$71,118	(1)	N/A		N/A
ING RussellTM Mid Cap Index	$547,964		$104,714	(4)	N/A
ING RussellTM Mid Cap Growth Index	$138,626	(1)	N/A		N/A
ING RussellTM Small Cap Index	$338,614		$123,576	(4)	N/A
ING International Index	$409,732		$175,607	(4)	N/A
ING U.S. Bond Index	$1,582,938		$109,622	(5)	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	$176,075		$114,735	(6)	N/A

(1)	The Portfolio commenced operations on August 3, 2009. The advisory fees paid reflect the period from August 3, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations May 1, 2009. The administrative fees paid reflect the period from May 1, 2009 to December 31, 2009.
(3)	The Portfolio commenced operations September 17, 2008. The administrative fees paid reflect the period from September 17, 2008 to December 31, 2008.
(4)	The Portfolio commenced operations March 10, 2008. The administrative fees paid reflect the period from March 10, 2008 through December 31, 2008.
(5)	The Portfolio commenced operations March 7, 2008. The administrative fees paid reflect the period from March 7, 2008 through December 31, 2008.
(6)	The Portfolio commenced operations January 28, 2008. The administrative fees paid reflect the period from January 28, 2008 through December 31, 2008.

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Portfolios, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement and certain U.S.

tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of these Portfolios which exclude any acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolios’ Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the expense limitation shown on the following table:

Portfolio	Class ADV	Class I	Class S	Class S2
ING RussellTM Large Cap Index	0.87%	0.37%	0.62%	0.77%
ING RussellTM Mid Cap Index	0.93%	0.43%	0.68%	0.83%
ING RussellTM Small Cap Index	0.95%	0.45%	0.70%	0.85%
ING International Index	1.00%	0.50%	0.75%	0.90%
ING U.S. Bond Index	0.95%	0.45%	0.70%	0.85%
ING WisdomTreeSM Global High-Yielding Equity Index	1.34%	0.84%	1.09%	1.24%

Each Portfolio may at a later date reimburse ING Investments for investment management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2011. The expense limitation agreement is contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to the lead Independent Director upon ninety (90) days’ prior to the end of the then-current term or upon termination of the Investment Advisory Agreement. The Expense Limitation Agreement may also be terminated by a Portfolio, without payment of any penalty, upon written notice to the Adviser at its principal place of business ninety (90) days’ prior to the end of the then current term.

Additionally, pursuant to a side agreement effective March 15, 2010, ING Investments has agreed to waive all or a portion of its investment advisory fee and/or reimburse expenses in amounts necessary so that after such waivers and/or reimbursements, the maximum total operating expenses of ING RussellTM Large Cap Growth Index Portfolio and ING RussellTM Large Cap Value Portfolio do not exceed 1.00%, 0.50% and 0.75% for Class ADV, Class I and Class S shares, respectively, of each Portfolio through May 1, 2011. There is no guarantee that this side agreement will renew after May 1, 2011. This side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to this side agreement shall not be eligible for recoupment.

CUSTODIAN

The cash and securities owned by each of the Portfolios are held by The Bank of New York Mellon, One Wall Street, New York, New York 10286, as custodian, which takes no part in the decisions relating to the purchase or sale of the Portfolios’ securities.

The custodian does not participate in determining the investment policies of a Portfolio nor in deciding which securities are purchased or sold by a Portfolio. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Portfolios. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, MA 02110.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA 02109.

PRINCIPAL UNDERWRITER

Shares of the Portfolios are offered on a continuous basis. The Portfolio’s principal underwriter is ING Funds Distributor, LLC, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258. The Distributor is a Delaware Corporation and is an indirect wholly-owned subsidiary of ING Groep and an affiliate of ING Investments. As principal underwriter for each Portfolio, ING Funds Distributor, LLC has agreed to use its best efforts to distribute the shares of each Portfolio thereof.

SHAREHOLDER SERVICE AND DISTRIBUTION ARRANGEMENTS

Shares are distributed by the Distributor. The Class S shares of the Portfolios are subject to a shareholder service and/or distribution plan (“Class S Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Plan, the Distributor is paid an annual shareholder service and/or distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The shareholder service and/or distribution fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolios; facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolios and to service providers, provision of support services including providing information about the Portfolios and answering questions concerning the Portfolios, and provision of other services as may be agreed upon from time to time. The shareholder service and/or distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Class S Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Class S Plan should be continued. The terms and provisions of the Class S Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Class S Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Class S Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Class S Plan must be approved by the Board in the manner described above. The Class S Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days notice to any other party to the Class S Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Class S Plan. No other interested person of the Portfolios has a financial interest in the Class S Plan.

In approving the Class S Plan, the Board considered all the features of the distribution system, including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth; (2) the services provided to the Portfolios and its shareholders by the Distributor; and (3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Advisers or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

SHAREHOLDER SERVICE AND DISTRIBUTION PLANS

Class ADV shares and Class S2 shares of the Portfolios are each subject to a Shareholder Service and Distribution Plan (the “Shareholder Service and Distribution Plans”). Under the Shareholder Service and Distribution Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for the Class ADV shares of International Index Portfolio. This waiver will continue through at least [May 1, 2011]. There is no guarantee that this waiver will continue after that date. In any event the Portfolio will notify its Class ADV shareholders if it intends to pay the Distributor more than 0.24% (not to exceed 0.25% under the current Shareholder Service and Distribution Plan) in the future. The Distributor has also agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios. The expense waiver will continue through at least [May 1, 2011]. There is no guarantee that this waiver will continue after that date. In any event, the Portfolios will notify their Class S2 shareholders if they intend to pay the Distributor more than 0.15% (not to exceed 0.25% under the current Shareholder Service and Distribution Plan) for the Class S2 shares in the future.

The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolios; facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolios and to service providers, provision of support services including providing information about the Portfolios and answering questions concerning the Portfolios, and provision of other services as may be agreed upon from time to time.

The distribution fee may be used to cover expenses incurred in promoting the sale of Class ADV and Class S2 shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Shareholder Service and Distribution Plans have been approved by the Board, including all of the Directors who are not “interested persons”, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Shareholder Service and Distribution Plans (“Independent Directors”), cast in person at a meeting called for that purpose. The Shareholder Service and Distribution Plans must be renewed annually by the Board, including the Independent Directors. The Shareholder Service and Distribution Plans may be terminated as to a Portfolio at any time, without any penalty, by such Directors on not more than 30 days’ written notice.

Any material amendments to the Shareholder Service and Distribution Plans must be approved by the Independent Directors.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares of the Portfolios (except for ING NASDAQ 100 Index® Portfolio) paid by the Distributor for the fiscal year ended December 31, 2009 were as follows:

Portfolio	Class ADV	Class I	Class S	Class S2

ING Euro STOXX 50® Index(1)
Advertising	$17	$0	N/A	N/A
Printing	$327	$0	N/A	N/A
Salaries & Commissions	$7,087	$8,711	N/A	N/A
Broker Servicing	$2,832	$1,909	N/A	N/A
Miscellaneous	$199	$198	N/A	N/A
Total	$10,462	$10,818	N/A	NA

ING FTSE 100 Index®(1)
Advertising	$11	$0	N/A	N/A
Printing	$212	$0	N/A	N/A
Salaries & Commissions	$4,186	$10,592	N/A	N/A
Broker Servicing	$1,904	$2,874	N/A	N/A
Miscellaneous	$31	$365	N/A	N/A
Total	$6,343	$13,832	N/A	N/A

ING Hang Seng Index® (2)
Advertising	$0	$0	$759	N/A
Printing	$0	$0	$14,430	N/A
Salaries & Commissions	$2	$582	$35,390	N/A
Broker Servicing	$1	$59	$44,501	N/A
Miscellaneous	$(0)	$4	$100	N/A
Total	$3	$644	$95,179	N/A

ING Japan TOPIX Index®(1)
Advertising	$9	$0	N/A	N/A

Portfolio	Class ADV	Class I	Class S	Class S2
Printing	$178	$0	N/A	N/A
Salaries & Commissions	$3,683	$10,645	N/A	N/A
Broker Servicing	$1,539	$3,041	N/A	N/A
Miscellaneous	$19	$377	N/A	N/A
Total	$5,429	$14,062	N/A	N/A

ING RussellTM Large Cap Index(3)
Advertising	$116	$18	$3,287	$0
Printing	$2,196	$334	$62,461	$1
Salaries & Commissions	$3,617	$162,906	$98,107	$1
Broker Servicing	$17,033	$3,330	$484,315	$1,420
Miscellaneous	$(1)	$20	$238	$(0)
Total	$22,961	$166,608	$648,408	$1,422

ING RussellTM Large Cap Growth Index(2)
Advertising	$3	$0	$771	N/A
Printing	$56	$0	$14,647	N/A
Salaries & Commissions	$233	$6,792	$14,059	N/A
Broker Servicing	$378	$2,127	$174,440	N/A
Miscellaneous	$9	$111	$(16)	N/A
Total	$680	$9,030	$203,900	N/A

ING RussellTM Large Cap Value Index(2)
Advertising	$0	$0	$227	N/A
Printing	$3	$0	$4,319	N/A
Salaries & Commissions	$20	$7,679	$13,310	N/A
Broker Servicing	$75	$2,414	$39,701	N/A
Miscellaneous	$(1)	$29	$75	N/A
Total	$98	$10,122	$57,632	N/A

ING RussellTM Mid Cap Index(3)
Advertising	$47	$18	$1,563	$0
Printing	$887	$334	$29,702	$1
Salaries & Commissions	$1,638	$45,627	$79,000	$1
Broker Servicing	$5,543	$2,701	$168,970	$0
Miscellaneous	$1	$50	$165	$0
Total	$8,116	$48,729	$279,399	$2

ING RussellTM Mid Cap Growth Index
Advertising	$0	$0	$1,324	$8
Printing	$0	$0	$25,164	$153
Salaries & Commissions	$7	$3,463	$23,118	$165
Broker Servicing	$3	$760	$281,362	$11,578
Miscellaneous	$(0)	$(36)	$141	$(0)
Total	$10	$4,186	$331,109	$11,904

ING RussellTM Small Cap Index(3)
Advertising	$34	$18	$1,857	$0
Printing	$644	$334	$35,289	$1
Salaries & Commissions	$1,474	$37,554	$98,694	$1
Broker Servicing	$5,276	$2,214	$276,188	$0
Miscellaneous	$6	$60	$221	$0
Total	$7,434	$40,179	$412,249	$2

ING International Index(3)
Advertising	$30	$23	$1,185	$0
Printing	$579	$438	$22,511	$2
Salaries & Commissions	$935	$76,920	$59,825	$79

Portfolio	Class ADV	Class I	Class S	Class S2
Broker Servicing	$3,658	$6,401	$107,617	$204
Miscellaneous	$3	$522	$689	$3
Total	$5,206	$84,305	$191,827	$288

ING U.S. Bond Index(3)
Advertising	$26	$18	$4,558	$0
Printing	$494	$334	$86,595	$1
Salaries & Commissions	$995	$173,652	$348,894	$0
Broker Servicing	$4,461	$3,037	$729,997	$0
Miscellaneous	$1	$110	$761	$0
Total	$5,976	$177,152	$1,170,805	$1

ING WisdomTreeSM Global High-Yielding Equity Index
Advertising	$0	$18	$2,438	N/A
Printing	$0	$334	$46,316	N/A
Salaries & Commissions	$0	$1,645	$138,128	N/A
Broker Servicing	$1	$459	$377,214	N/A
Miscellaneous	$0	$7	$409	N/A
Total	$1	$2,462	$564,504	N/A

(1)	The Portfolio commenced operations August 17, 2009. The distribution expenses paid reflect the period from August 17, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations May 1, 2009. The distribution expenses paid reflect the period from May 1, 2009 to December 31, 2009.
(3)	The Class S2 shares of the Portfolio commenced operations February 27, 2009. The distribution expenses paid reflect the period from February 27, 2009 to December 31, 2009.

Because the Class S and Class S2 shares of ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, and ING Japan TOPIX Index® Portfolio, and the Class I and Class S2 shares of ING WisdomTreeSM Global High-Yielding Equity Index Portfolio are not currently being offered the Distributor did not incur any distribution expenses for the costs of promotion and distribution with respect to these classes of shares for these Portfolios for the fiscal year ended December 31, 2009.

Additionally, because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, the Distributor did not incur any distribution expenses for the costs of promotion and distribution with respect to this Portfolio for the fiscal year ended December 31, 2009.

Distribution and/or Shareholder Service (12b-1) Fees Paid

For the fiscal years ended December 31, 2009, 2008 and 2007, the following fees were paid under the Class S Plan:

Name of Portfolio	2009		2008		2007
ING Euro STOXX 50® Index	N/A		N/A		N/A
ING FTSE 100 Index®	N/A		N/A		N/A
ING Hang Seng Index®	$37,030	(1)	N/A		N/A
ING Japan TOPIX Index®	N/A		N/A		N/A
ING RussellTM Large Cap Index	$525,158		$23,208	(3)	N/A
ING RussellTM Large Cap Growth Index	$157,794	(1)	N/A		N/A
ING RussellTM Large Cap Value Index	$33,055	(1)	N/A		N/A
ING RussellTM Mid Cap Index	$149,650		$20,637	(3)	N/A
ING RussellTM Mid Cap Growth Index	$258,092	(1)	N/A		N/A
ING RussellTM Small Cap Index	$247,761		$64,873	(3)	N/A
ING International Index	$124,476		$6,599	(3)	N/A
ING U.S. Bond Index	$649,635		$160,845	(4)	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	$440,189		$239,921	(5)	N/A

(1)	The Portfolio commenced operations May 1, 2009. The distribution and/or shareholder service (12b-1) fees paid reflect the period from May 1, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations September 17, 2008. The distribution and/or shareholder service (12b-1) fees paid reflect the period from September 17, 2008 to December 31, 2008.
(3)	The Portfolio commenced operations March 10, 2008. The distribution and/or shareholder service (12b-1) fees paid reflect the period from March 10, 2008 through December 31, 2008.
(4)	The Portfolio commenced operations March 7, 2008. The distribution and/or shareholder service (12b-1) fees paid reflect the period from March 7, 2008 through December 31, 2008.
(5)	The Portfolio commenced operations January 28, 2008. The distribution and/or shareholder service (12b-1) fees paid reflect the period from January 28, 2008 through December 31, 2008.

For the fiscal years ended December 31, 2009, 2008 and 2007 the following fees were paid under the Class ADV Shareholder Service and Distribution Plan:

Portfolio	2009		2008		2007
ING Euro STOXX 50® Index	$432	(1)	N/A		N/A
ING FTSE 100 Index®	$466	(1)	N/A		N/A
ING Hang Seng Index®	$12	(2)	N/A		N/A
ING Japan TOPIX Index®	$302	(1)	N/A		N/A
ING RussellTM Large Cap Index	$15,348		$2,364	(4)	N/A
ING RussellTM Large Cap Growth Index	$298	(2)	N/A		N/A
ING RussellTM Large Cap Value Index	$54	(2)	N/A		N/A
ING RussellTM Mid Cap Index	$4,794		$160	(4)	N/A
ING RussellTM Mid Cap Growth Index	$12	(2)	N/A		N/A
ING RussellTM Small Cap Index	$4,920		$360	(4)	N/A
ING International Index	$3,178		$10	(4)	N/A
ING U.S. Bond Index	$3,744		$320	(5)	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	$4		$6	(6)	N/A

(1)	The Portfolio commenced operations August 3, 2009. The distribution and shareholder service fees paid reflect the period from August 3, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations May 1, 2009. The distribution and shareholder service fees paid reflect the period from May 1, 2009 to December 31, 2009.
(3)	The Portfolio’s Class ADV shares commenced operations September 17, 2008. The shareholder service and distribution fees paid reflect the period from September 17, 2008 to December 31, 2008.
(4)	The Portfolio’s Class ADV shares commenced operations March 10, 2008. The shareholder service and distribution fees paid reflect the period from March 10, 2008 through December 31, 2008.
(5)	The Portfolio’s Class ADV shares commenced operations March 7, 2008. The shareholder service and distribution fees paid reflect the period from March 7, 2008 through December 31, 2008.
(6)	The Portfolio’s Class ADV shares commenced operations January 28, 2008. The shareholder service and distribution fees paid reflect the period from January 28, 2008 through December 31, 2008.

For the fiscal years ended December 31, 2009 and 2008 the following fees were paid under the Class S2 Shareholder Service and Distribution Plan:

Portfolio	2009		2008	2007
ING Euro STOXX 50® Index	N/A		N/A	N/A
ING FTSE 100 Index®	N/A		N/A	N/A
ING Japan TOPIX Index	N/A		N/A	N/A
ING RussellTM Large Cap Index	$340	(1)	N/A	N/A
ING RussellTM Mid Cap Index	$18	(1)	N/A	N/A
ING RussellTM Mid Cap Growth Index	$3,270	(2)	N/A	N/A
ING RussellTM Small Cap Index	$18	(1)	N/A	N/A
ING International Index	$22	(1)	N/A	N/A
ING U.S. Bond Index	$12	(1)	N/A	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	N/A		N/A	N/A

(1)	The Class S2 shares of the Portfolio commenced operations February 27, 2009. The distribution expenses paid reflect the period from February 27, 2009 to December 31, 2009.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (i.e., each Portfolio will post the quarter-ending June 30 holdings on July 31). A Portfolio may also post its complete or partial portfolio holdings on a specified date.

The Portfolios also compile a list composed of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios annual or semi-annual shareholder reports, or view them on ING’s website, along with the Portfolios’ portfolio holdings schedule. The Top Ten lists are also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•	to the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•	to financial printers for the purpose of preparing the Portfolios’ regulatory filings;

•	for the purpose of due diligence regarding a merger or acquisition;

•	to a new adviser or sub-adviser prior to the commencement of its management of a Portfolio;

•	to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data for the Portfolios that is posted on the Portfolios’ website;

•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios;

•	to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; and

•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ Adviser, Sub-Advisers, principal underwriter or any affiliated person of the Portfolios, their adviser, or their principal underwriter, on the other. Such Policies authorize the Portfolios’ administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-advisers, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios’ Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Portfolio’s Prospectuses. The value of shares redeemed may be more or less than the shareholder’s costs, depending upon the market value of the portfolio securities at the time of redemption.

Redemption of shares, or payment, may be suspended at times: (a) when the New York Stock Exchange (“NYSE”) is closed for other than customary weekend or holiday closings; (b) when trading on NYSE is restricted; or (c) when an emergency exists, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of the Portfolios are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated Participating Insurance Companies to Portfolio VA Contracts and VLI Policies. Each Separate Account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the Variable Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each Separate Account purchases and redeems shares of these Portfolios for its divisions as NAV without sales or redemption charges.

The Portfolios may offer the shares of their Portfolios to certain pension and retirement plans qualified under the Code. The relationships of pension and retirement plans and pension and retirement plan participants to the Portfolio would be subject, in part, to the provisions of the individual pension and retirement plans and applicable law. Accordingly, such relationships could be different from those described in the Prospectuses for separate accounts and owners of VA Contracts and VLI Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflict among separate accounts (and will do so for pension and retirement plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Separate Account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a Separate Account or Plan to withdraw its participation in a Portfolio. A Portfolio’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or pension and retirement plan) withdrawing because of a conflict.

Each Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under VLI Policies or VA Contracts (e.g. purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio’s NAV per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio’s NAV per share next computed on the day on which the Portfolio receives the orders.

Please refer to the appropriate Separate Account prospectus related to your Variable Contract for more information regarding the Variable Contract.

PORTFOLIO TRANSACTIONS

The Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the relevant Sub-Advisory Agreement. Subject to policies and procedures approved by the Board, a Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Investment Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis, when, in the Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. A Sub-Adviser may also place trades using an ECN or ATS.

How a Sub-Adviser Selects Broker-Dealers

Each Sub-Adviser has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of a Portfolio’s orders, a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio. These credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Portfolio, a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Sub-Adviser—Research products and services provided to a Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by a Sub-Adviser in connection with that Portfolio or any of the Portfolios. Some of these products and services are also available to the Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the sub-advisory fees payable to a Sub-Adviser for services provided to a Portfolio. The Sub-Adviser’s expenses would likely increase if the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”). Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for a Portfolio’s portfolio transactions, and neither the Portfolios nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares. The Portfolios have adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While a Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, reorganizations or mergers of Portfolios may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio. The Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolios and such other clients in a manner deemed fair and equitable, over time, by a Sub-Adviser and consistent with a Sub-Adviser’s written policies and procedures. Sub-Advisers may use different methods of allocating the results aggregated trades. Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as a Portfolio is concerned. However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Brokerage commissions for the fiscal year ended December 31, 2009 and 2008 paid by the Portfolios (except for ING NASDAQ 100 Index® Portfolio) were as follows:

Portfolio	2009		2008		2007
ING Euro STOXX 50® Index	$108,446	(1)	N/A		N/A
ING FTSE 100 Index®	$26,871	(1)	N/A		N/A
ING Hang Seng Index®	$27,450	(2)	N/A		N/A
ING Japan TOPIX Index®	$65,196	(1)	N/A		N/A
ING RussellTM Large Cap Index	$237,435		$218,765	(4)	N/A
ING RussellTM Large Cap Growth Index	$18,699	(2)	N/A		N/A
ING RussellTM Large Cap Value Index	$48,861	(2)	N/A		N/A
ING RussellTM Mid Cap Index	$250,445		$88,166	(4)	N/A
ING RussellTM Mid Cap Growth Index	$52,237	(2)	N/A		N/A
ING RussellTM Small Cap Index	$185,844		$159,733	(4)	N/A
ING International Index	$357,457		$243,976	(4)	N/A
ING U.S. Bond Index	NA		$—	(5)	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	$146,257		$264,270	(6)	N/A

(1)	The Portfolio commenced operations August 17, 2009. The commissions paid reflect the period from August 17, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations May 1, 2009. The commissions paid reflect the period from May 1, 2009 to December 31, 2009.
(3)	The Portfolio commenced operations September 17, 2008. The commissions paid reflect the period from September 17, 2008 to December 31, 2008.
(4)	The Portfolio commenced operations March 10, 2008. The commissions paid reflect the period from March 10, 2008 through December 31, 2008.
(5)	The Portfolio commenced operations March 7, 2008. The commissions paid reflect the period from March 7, 2008 through December 31, 2008.
(6)	The Portfolio commenced operations January 28, 2008. The commissions paid reflect the period from January 28, 2008 through December 31, 2008.

For the fiscal year ended December 31, 2009 and 2008 commissions in the amounts listed below were paid by the Portfolios (except for ING NASDAQ 100 Index® Portfolio) with respect to portfolio transactions paid to certain brokers because of research services:

Portfolio	2009		2008	2007
ING Euro STOXX 50® Index	$0	(1)	N/A	N/A
ING FTSE 100 Index®	$0	(1)	N/A	N/A
ING Hang Seng Index	$0	(2)	N/A	N/A

ING Japan TOPIX Index	$0	(1)	N/A		N/A
ING RussellTM Large Cap Index	$4,396		$4,020	(4)	N/A
ING RussellTM Large Cap Growth Index	$20	(2)	N/A		N/A
ING RussellTM Large Cap Value Index	$82	(2)	N/A		N/A
ING RussellTM Mid Cap Index	$1,815		$7,918	(4)	N/A
ING RussellTM Mid Cap Growth Index	$90	(2)	N/A		N/A
ING RussellTM Small Cap Index	$1,569		$4,008	(4)	N/A
ING International Index	$3,934		$0	(4)	N/A
ING U.S. Bond Index	$0		$0	(5)	N/A
ING WisdomTreeSM Global High-Yielding Equity Index	$2,390		$587	(6)	N/A

(1)	The Portfolio commenced operations August 3, 2009. The commissions paid reflect the period from August 3, 2009 to December 31, 2009.
(2)	The Portfolio commenced operations May 1, 2009. The commissions paid reflect the period from May 1, 2009 to December 31, 2009.
(3)	The Portfolio commenced operations September 17, 2008. The commissions paid reflect the period from September 17, 2008 to December 31, 2008.
(4)	The Portfolio commenced operations March 10, 2008. The commissions paid reflect the period from March 10, 2008 through December 31, 2008.
(5)	The Portfolio commenced operations March 7, 2008. The commissions paid reflect the period from March 7, 2008 through December 31, 2008.
(6)	The Portfolio commenced operations January 28, 2008. The commissions paid reflect the period from January 28, 2008 through December 31, 2008.

Because ING NASDAQ 100 Index® Portfolio had not commenced operations as of December 31, 2009, the Portfolio paid no brokerage commissions or brokerage commissions with respect to portfolio transactions paid to certain brokers because of research services.

During the fiscal year ended December 31, 2009, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2009:

Portfolio	Security Description	Market Value
ING International Index	Nomura Holdings, Inc.	$65,263
	Credit Suisse Group	$1,740,785
ING Japan TOPIX Index	Nomura Holdings, Inc.	$5,259,960
ING Russell LargeCap Growth Index	Bank of New York Mellon Corp.	$637,996
	Goldman Sachs Group, Inc.	$489,636
	Morgan Stanley	$872,608
ING Russell LargeCap Index	Bank of America Corp.	$10,846,860
	Bank of New York Mellon Corp.	$2,773,226
	Citigroup, Inc.	$4,185,661
	JPMorgan Chase & Co.	$3,349,240
ING Russell LargeCap Value Index	Bank of America Corp.	$2,602,263
	Bank of New York Mellon Corp.	$528,633
	Citigroup, Inc.	$1,003,427
	Morgan Stanley	$604,284
ING Russell MidCap Growth Index	Investment Technology Group, Inc.	$13,396
ING Russell MidCap Index	Investment Technology Group, Inc.	$381,195
ING Russell SmallCap Index	Knight Capital Group, Inc.	$999,460
ING U.S. Bond Index	Bank of America	$53,053,741
	Barclays	$6,933,479
	Citigroup, Inc.	$56,780,095
	Deutsche Bank	$2,700,633
	Goldman Sachs	$68,555,744
	Morgan Stanley	$33,633,737
ING WisdomTree Global High-Yielding Equity Index	Bank of America	$3,202,961

CODE OF ETHICS

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Portfolios, ING Investments, the Sub-Advisers, and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all “access persons,” as defined by the 1940 Act, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Portfolio that may rise from personal trading of securities that may be purchased or held by a Portfolio or of Portfolio shares. The Code of Ethics also prohibits short-term trading of a Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all holdings and security transactions with the ING Funds’ Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolios, including the procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valuated at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in sixty (60) days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. (See “Net Asset Value” in the “Information for Investors” section of the Prospectuses.) The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolios to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolios determines their NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolios’ NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX CONSIDERATIONS

The following is only a limited discussion of certain additional tax considerations generally affecting each Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company

Each Portfolio intends to qualify annually to be taxed as a RIC under provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it attributes.

To qualify for treatment as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year; (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt form tax).

Excise Tax

Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

•	98% of the Portfolio’s ordinary income for the calendar year;

•

98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

•	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Diversification

Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company Separate Accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company Separate Accounts used to fund Variable Contracts. Because Section 817(h) and those regulations treat the assets of the Portfolios as assets of the related Separate Account, these regulations are imposed on the assets of the Portfolios. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolios may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The U.S. Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner’s control of the investments of the Separate Account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the Separate Account. To date, the U.S. Treasury Department has issued only a few such pronouncements. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no insurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio’s investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract owners to be considered the owners of the shares of the Portfolio.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known.

General Summary

The discussion of “Taxes” in the Prospectuses, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the IRS. The Code and these U.S. Treasury Regulations, as well as the current interpretations thereof, may be changed at any time.

Tax Loss Carry-Forwards

Tax loss carry-forwards were the following as of December 31, 2009:

Portfolio	Amount	Expiration Dates
ING Hang Seng Index®	$(348,360)	2017
Total	$(348,360)

International Index	$(54,964,494)	2015
	$(14,301,357)	2016
	$(92,131,798)	2017
Total	$(161,397,649)*

ING RussellTM Large Cap Index	$(6,207,803)	2010
	$(13,186,377)	2014

Portfolio	Amount	Expiration Dates
	$(57,290,675)	2015
	$(61,875,790)	2016
	$(125,559,316)	2017
Total	$(264,119,961)*

ING RussellTM Large Cap Growth Index	$(48,047,666)	2014
	$(20,625,387)	2015
	$(143,769,582)	2016
Total	$(212,442,635)*

ING RussellTM Large Cap Value Index	$(18,596,175)	2015
	$(3,099,362)	2016
Total	$(21,695,537)*

ING RussellTM Mid Cap Index	$(73,307)	2016
Total	$(73,307)

ING RussellTM Mid Cap Growth Index	$(48,562,714)	2015
	$(142,133,093)	2016
Total	$(190,695,807)

ING RussellTM Small Cap Index	$(9,091,866)	2016
	$(3,418,918)	2017
Total	$(12,510,784)

ING WisdomTreeSM Global High-Yielding Equity Index	$(9,648,239)	2016
	$(30,689,698)	2017
Total	$(40,337,937)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/losses activity to comply with the limitation rules.

PERFORMANCE INFORMATION

Performance information for each Portfolio, including the yield of U.S. Bond Index Portfolio, and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

P (1 + T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	an average annual total return
	n =	the number of years
	ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

All total return figures reflect the deduction of Portfolio expenses (an on annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

Because Class S2 shares of the Portfolios did not have a full calendar year of operations as of December 31, 2009, performance information is derived from the historical performance of Class I shares, adjusted for the Class S2 shares’ 0.25% Shareholder Service Fee and 0.25 % Rule 12b-1 distribution fee (including the 0.10% distribution fee waiver by the Distributor).

Additionally, because ING Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Hang Seng Index® Portfolio, ING Japan TOPIX Index® Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Value Index Portfolio, and ING RussellTM Mid Cap Growth Index Portfolio did not have a full calendar year of operations as of December 31, 2009 and because ING NASDAQ 100 Index Portfolio had not commenced operations as of December 31, 2009, no performance information for these Portfolios is presented.

The table below provides the average annual total returns of each class of the Portfolios for the period ended December 31, 2009 except for those Portfolios or share classes noted above. Each Portfolio’s past performance is no guarantee of future results.

Total Return Quotations as of December 31, 2009:

Portfolio/Share Class	1 Year	5 Years	10 Years	Since Inception	Inception Date
ING RussellTM Large Cap Index
Class ADV	23.09%	—	—	(6.03)%	03/10/08
Class I	23.73%	—	—	(5.51)%	03/10/08
Class S	23.47%	—	—	(5.74)%	03/10/08

Class I (adjusted for Class S2 shares)	23.11%	—	—	(7.19)%	03/10/08
ING RussellTM Mid Cap Index
Class ADV	39.37%	—	—	(3.65)%	03/10/08

Portfolio/Share Class	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	40.12%	—	—	(3.22)%	03/10/08
Class S	39.73%	—	—	(3.50)%	03/10/08
Class I (adjusted for Class S2 shares)	39.45%	—	—	(3.70)%	03/10/08

ING RussellTM Small Cap Index
Class ADV	26.17%	—	—	(0.90)%	03/10/08
Class I	26.58%	—	—	(0.48)%	03/10/08
Class S	26.39%	—	—	(0.75)%	03/10/08
Class I (adjusted for Class S2 shares)	25.96%	—	—	(0.98)%	03/10/08

International Index
Class ADV	27.06%	—	—	(9.91)%	03/10/08
Class I	28.08%	—	—	(9.42)%	03/10/08
Class S	27.46%	—	—	(9.71)%	03/10/08
Class I (adjusted for Class S2 shares)	27.46%	—	—	(10.83)%	03/10/08

U.S. Bond Index
Class ADV	5.29%	—	—	4.72%	03/10/08
Class I	5.88%	—	—	5.22%	03/07/08
Class S	5.54%	—	—	4.88%	03/10/08
Class I (adjusted for Class S2 shares)	5.36%	—	—	4.69%	03/10/08

ING WisdomTreeSM Global High-Yielding Equity Index
Class ADV	29.55%	—	—	(11.00)%	01/28/08
Class I	29.15%	—	—	(10.98)%	01/28/08
Class S	29.93%	—	—	(10.69)%	01/28/08
Class I (adjusted for Class S2 shares)	25.80%	—	—	(11.45)%	01/28/08

Performance information for a Portfolio may be compared, in reports and promotional literature, to: (a) the S&P 500® Index, the Russell 2000® Index, the Russell 3000® Index, the BCAB, the Barclays Capital Intermediate Government Bond Index (formerly, the Lehman Brothers® Intermediate Government Bond Index®), the Merrill Lynch High-Yield Index, the Salomon Brothers Broad Investment Grade Bond Index, the Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.

FINANCIAL STATEMENTS

The Financial Statements and the independent auditors’ reports thereon, appearing in each Portfolio’s annual shareholder report for the period ending December 31, 2009, are incorporated by reference in this Statement. Each Portfolio’s annual and unaudited semi-annual shareholder reports, when available, may be obtained upon request and without charge by calling 1-800-992-0180.

APPENDIX A

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 29, 2003

Revision Date: March 11, 2010

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization. The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted. However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser’s proxy voting procedures (the “Adviser Procedures”).

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.	APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser Procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

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Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

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Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), as described in Section IV.B. above and Section V. below.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy Within Guidelines, either as directed by the Guidelines or in accordance with the recommendation of the Agent, as applicable, except that it shall also be permissible for the Proxy Group to determine to take no action on the matter, either abstaining on a specific proposal or not voting the entire proxy. Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest

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with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.	CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter, no action shall be taken on such matter (i.e., a “Non-Vote”). In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines or to take no action on the matter, so that the Adviser shall have no opportunity to exercise active voting discretion in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.	REPORTING AND RECORD RETENTION

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.	Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING BALANCED PORTFOLIO, INC.

ING GET FUND

ING INTERMEDIATE BOND PORTFOLIO

ING MONEY MARKET PORTFOLIO

ING SERIES FUND, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

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FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS

PROXY VOTING OF THE ING FUNDS

Issuer:

Meeting Date:

1.

To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal? This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

Explanation:

           YES  NO

☐       ☐

2.

To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?

Explanation:

           YES  NO

☐       ☐

3.

Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

Explanation:

           YES  NO

☐       ☐

4.

Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?

Explanation:

           YES  NO

☐       ☐

Name:	Date:

Certification: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 20% of the outstanding securities of the Issuer (“20% Issuer”) (except that an Issuer’s affiliation with a 20% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

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Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

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matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request the vote be deemed “material” in the context of the portfolio(s) they manage, such that that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction. Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending. The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting. In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

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III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic

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effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

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IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in

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writing. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

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EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives. The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered case-by-case.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving case-by-case consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation. However, this policy shall not apply to case-by-case proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues. Such input shall be given primary consideration with respect to case-by-case proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a case-by-case basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines

THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a

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PROPOSAL	Guidelines

Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation. Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead. Withholding support from a nominee shall be effected by withholding support from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein	Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding support from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.	Do Not Withhold

Where applicable and except as otherwise provided for herein, voting in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.	For

Support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. Do not withhold support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.	Withhold

Support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee	Withhold

Provided that a nominee served on the board during the relevant time period, support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote for a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.	Withhold

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PROPOSAL	Guidelines

Voting on a nominee who has not acted upon negative votes (withhold or against, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting	Case-by-Case

Such nominees when

(1)    The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)    The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

For

Support from inside directors or affiliated outside directors who sit on the audit committee	Withhold

Inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.	For

Inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee or has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).	For

Compensation Practices

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee. Generally:

(1)    Where applicable and except as otherwise provided for herein, nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

For

(2)    In cases in which the Agent has identified a “pay for performance” disconnect or internal pay disparity, as such issues are defined by the Agent, support for director nominees. However, generally do withhold support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

Do Not Withhold

(3)    If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger when mitigating provisions or board actions (e.g., clawbacks) are present. Generally withhold support if they are not present.

For

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PROPOSAL	Guidelines

(4) If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments:

• If the amount appears reasonable and no material governance concerns exist	For

• If the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill	Withhold

(5)    If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange options, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

Withhold

(6)    If the Agent recommends withholding support from nominees that have approved compensation ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA) without providing adequate rationale or disclosure, and the plan at issue is not being put to shareholder vote at the same meeting. If the relevant plan itself is up for vote, generally vote for the nominee(s), as the provisions under EXECUTIVE AND DIRECTOR COMPENSATION, OBRA-Related Compensation Proposals, shall apply.

Withhold

(7)    If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, when the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

For

(8) Support for nominees in connection with:

•     Long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Withhold

•     Short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, withholding support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Case-by-Case

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PROPOSAL	Guidelines

(9)    If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, votes on such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Consider on a case-by-case basis compensation packages representing a combination of the above provisions and deemed by the Agent to be excessive, and generally withhold support in such cases when named executives have material input into setting their own compensation. Generally vote for if the total compensation appears reasonable.

For

(10) If the Agent has raised issues of options backdating, consideration of members of the compensation committee, or board, as applicable, as well as company executives nominated as directors.	Case-by-Case

(11)  If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote against the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a case-by-case basis.

(12) Nominees if the Agent has raised other considerations regarding “poor compensation practices.	Case-by-Case

Accounting Practices

(1) Independent outside director nominees serving on the audit committee.	For

(2)    Where applicable and except as otherwise provided for herein, nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

For

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PROPOSAL	Guidelines

(3)    If the Agent has raised concerns regarding poor accounting practices, consideration of the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee. Generally vote for nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

Case-by-Case

(4) If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under AUDITORS below shall apply.

Board Independence

It shall generally be the policy of the Funds that a board should be majority independent. Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.	Case-by-Case

(1)    Support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

Withhold

(2)    Support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)    Except as provided above, support for non-independent nominees in the role of CEO, and when appropriate, founder or chairman. Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)    When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

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PROPOSAL	Guidelines

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised	For

Consideration of nominees when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, factoring in the merits of the nominee’s performance and rationale and disclosure provided. If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote for the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.	Case-by-Case

Performance Test for Directors

•     Support on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Support for nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)    Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and

(2)    Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Withhold

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices	Case-by-Case

Proposals Regarding Board Composition or Board Service

•     Except as otherwise provided for herein, shareholder proposals to impose new board structures or policies, including those requiring that the positions of Chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Against

• Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if

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PROPOSAL	Guidelines

the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.	For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors	Against

• Shareholder proposals to limit the number of public company boards on which a director may serve	Against

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)	Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein	Against

•     Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

•     Shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote for management proposals in this regard.

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board	Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care	Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

•     Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)    The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)    Only if the director’s legal expenses would be covered

For

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PROPOSAL	Guidelines

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

• If associated nominees are also supported	For

AUDITORS

Management proposals to ratify auditors, except in cases of poor accounting practices or high non-audit fees. Consider management proposals to ratify auditors on a case-by-case basis if the Agent cites poor accounting practices.	For

Non-Audit Services

•     Approval of auditors when fees for non-audit services exceed 50 percent of total auditor fees as described below. Vote against management proposals to ratify auditors only in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded. If concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote for one and against the other.

Board Structure: Staggered vs. Annual Elections

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PROPOSAL	Guidelines

• Proposals to classify or otherwise restrict shareholders’ ability to vote upon directors	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

•     Management proposals to eliminate cumulative voting, when the company maintains a classified board of directors, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard

Against

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings or to Act by Written Consent

• Management or shareholder proposals that provide shareholders with the ability to call special meetings or act by written consent	For

• Management proposals about which the Agent has cited anti-takeover concerns	Case-by-Case

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board or designate a range for its size	For

• Proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval	Against

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PROPOSAL	Guidelines

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1)    shareholders have approved adoption of the plan,

(2)    a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or

(3)    the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

Against

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•     Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Anti-greenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

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PROPOSAL	Guidelines

Supermajority Shareholder Vote Requirement

• Proposals to require a supermajority shareholder vote	Against

•     Management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests

For

White Squire Replacements	For

MISCELLANEOUS

Amendments to Corporate Documents

•     Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

(1)    adding restrictive provisions,

(2)    removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)    in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

Against

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

• Proposals seeking charter or bylaw amendments not addressed under these Guidelines	Case-by-Case

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

A-30

PROPOSAL	Guidelines

Proxy Access

• Shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board	Case-by-Case

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.

•     Management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

• Proposals to reimburse expenses incurred in connection with shareholder proposals	Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

•   Management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer

For

A-31

PROPOSAL	Guidelines

Multiple Proposals

•     Multiple proposals of a similar nature presented as options to the course of action favored by management, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines

For

CAPITAL STRUCTURE

Common Stock Authorization

•     Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards. Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•   Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

A-32

PROPOSAL	Guidelines

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

• Nonspecific proposals authorizing excessive discretion to a board.	Against

•     Management proposals to make changes to the capital structure not otherwise addressed under these Guidelines, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Case-by-Case

Dual Class Capital Structures

•     Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

Against

•     Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•     Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

For

•     Management proposals to eliminate or make changes to dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•     Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for

For

A-33

PROPOSAL	Guidelines

proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•     Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if management has provided adequate rationale or disclosure

For

Preferred Stock

Proposals to increase the number of shares of preferred stock authorized for issuance. Except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals. This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Case-by-Case

•     Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•     Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense. Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition proposal

For

•     Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

A-34

PROPOSAL	Guidelines

•     Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification	For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market	Against

• Shareholder proposals seeking share repurchase programs, with input from the Investment Professional(s) for a given Fund to be given primary consideration	Case-by-Case

Management Proposals to Cancel Repurchased Shares	For

Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, except as otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.	Case-by-Case

•     Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger

• Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of	Against

A-35

PROPOSAL	Guidelines

disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole

•     Proposals for plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines for the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by the Agent

For

• Proposals for plans administered by potential grant recipients	Against

•     Proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes

Against

•     Proposals for long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions

Against

• Proposals for plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control)	Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•     Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms	Case-by-Case

•     Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

A-36

PROPOSAL	Guidelines

•     Management proposals seeking approval of compensation plans that:

(1)    permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)    include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

(3)    give the board sole discretion to approve option repricing, replacement or exchange programs

Against

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. Do not vote against plans for which burn rate is the sole consideration raised by the Agent.	Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.	Case-by-Case

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.

• Unless the issuer has provided a compelling rationale, plans that deliver excessive compensation that fails to qualify for favorable tax treatment and are not supported by the Agent	Against

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA, generally voting for such plans that do not raise any negative concerns under these Guidelines	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

A-37

PROPOSAL	Guidelines

Shareholder Proposals Regarding Executive and Director Pay

•     Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•     Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Severance and Termination Payments

•     Shareholder proposals to have parachute arrangements submitted for shareholder ratification, (with “parachutes” defined as compensation arrangements related to termination that specify change in control events), and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

For

•     Shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans; or ratification is required by the listing exchange

Against

•     All proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger). However, vote in accordance with the Agent’s recommendations for new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

A-38

PROPOSAL	Guidelines

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock	Against

Advisory Votes on Executive Compensation (Say on Pay)

•     Management proposals seeking ratification of the company’s compensation program, unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent

For

•     Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines, factoring in whether the issuer has made improvements to its overall compensation program and generally voting for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration

Case-by-Case

• Proposals not supported by the Agent and referencing incentive plan concerns:

•     Long-term incentive plans: Proposals citing long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Against

•     Short-term incentive plans: Proposals citing short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, voting against if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains)

Case-by-Case

• Proposals when named executives have material input into setting their own compensation	Against

•     Proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking

Against

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change	Case-by-Case

A-39

PROPOSAL	Guidelines

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional	For

Mergers and Acquisitions	Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted for	For

MUTUAL FUND PROXIES

Election of Directors	Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

A-40

PROPOSAL	Guidelines

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Sub-advisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.	Case-by-Case

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•     Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•     consumer and public safety

•     environment and energy

•     labor standards and human rights

Against

A-41

PROPOSAL	Guidelines

• military business and political concerns • workplace diversity and non-discrimination • sustainability • social issues • vendor activities • economic risk, or • matters of science and engineering

GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein. For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.	Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)    as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)    as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

A-42

PROPOSAL	Guidelines

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

• The publication of minutes	For

• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Proposals seeking authority to call shareholder meetings on less than 21 days’ notice, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.	Case-by-Case

Discharge of Management/Supervisory Board Members

•     Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled. Generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

For

Director Elections

•     Votes on director nominees in uncontested elections not otherwise subject to policies described herein. Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

• Votes in contested elections, with primary consideration given to input from the Investment Professional(s) for a given Fund	Case-by-Case

A-43

PROPOSAL	Guidelines

•     For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•     For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent nominees to the audit committee, or, if the slate of nominees is bundled, the slate. However, if the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote for if the Agent otherwise recommends support. For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted against if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Against

•     Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting against when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

Case-by-Case

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange	For

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•     Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•     For issuers in tax haven markets, votes on bundled slates of nominees if the board is non-majority independent. For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

A-44

PROPOSAL	Guidelines

• For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections. Specifically:

•     At listed subsidiary companies with publicly-traded parent companies, reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

•     At listed subsidiaries with the U.S.-style board-with-committees, nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally do not vote against the reelection of executives if the company has at least one independent director.

Against

•     Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•     Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•     Simultaneous reappointment of retiring directors (e.g., South Africa);

•     In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

•     Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision

•     Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Against

•     Nominees in connection with which a recommendation has been made that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring case-by-case consideration have been raised. The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

For

A-45

PROPOSAL	Guidelines

•     In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•     Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

• Non-independent nominees not supported by the Agent when concerns have been raised regarding diminished shareholder value as evidenced by a significant drop in share price and	Case-by-Case

(1)    Few, if any, outside directors are present on the board; and

(2)    The founding family has retained undue influence over the company despite a history of scandal or problematic controls; the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or evidence exists regarding compliance or accounting shortfalls.

Against

• If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

•     Nominees serving on the remuneration committee if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

Case-by-Case

•     For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

•     The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies.

• For issuers in Canada, a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites	Against

A-46

PROPOSAL	Guidelines

compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

•     Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

•     In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support from the legal entity and vote on the physical person.

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

• Nominees not supported by the Agent because support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).	Against

• Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards	Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

• With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the position	Against

A-47

PROPOSAL	Guidelines

of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees. In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•     Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s). If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a case-by-case basis.

Against

Director and Statutory Auditor Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided	Case-by-Case

•     Proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For

•     For European issuers, non-executive director remuneration if:

(1)    The advance general meeting documents do not specify fees paid to non-executive directors;

(2)    The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

(3)    It provides for granting of stock options or similarly structured equity-based compensation.

Against

• For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

A-48

PROPOSAL	Guidelines

Bonus Payments

With respect to Japanese companies:

• Retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company	For

•     Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•     In all markets, if issues have been raised regarding a scandal or internal controls, bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting against the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of retirees a Fund is voting for

Against

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors or other outside parties, following the Agent’s guidelines	Against

Compensation Plans

•     Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•     For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

A-49

PROPOSAL	Guidelines

•     Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

Against

• Exceed the Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•     Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other vesting requirements (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

• Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

• Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

• Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

• For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•     Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•     Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

• Permit post-employment vesting if deemed inappropriate by the Agent;

•     Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

A-50

PROPOSAL	Guidelines

•     Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)    Performance targets are adequately increased in proportion to the additional time available,

(2)    Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)    The issuer has committed to cease retesting within a reasonable period of time.

•     Such plans/awards or the related issuance of shares that:

(1)    Do not suffer from the defects noted above; or

(2)    Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

For

(1)    The company has provided adequate disclosure and/or a reasonable rationale in support of the relevant plan/award, practice or participation;

(2)    The recipient’s overall compensation appears reasonable;

(3)    Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)    The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports (Advisory Votes on Executive Compensation)

• Reports/proposals that include compensation plans that: (1) Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;	Against

A-51

PROPOSAL	Guidelines

(2) Permit retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)    Cite long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)    Cite equity award valuation triggering a negative recommendation from the Agent;

(5) For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)    For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)    Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/ termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines, generally voted for if:

Case-by-Case

(1) The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2) The recipient’s overall compensation appears reasonable; and

(3) The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

A-52

PROPOSAL	Guidelines

General Share Issuances

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong). Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

For

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•     Proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval

Against

• Nonspecific proposals authorizing excessive discretion to a board	Against

Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•   The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•   The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

A-53

PROPOSAL	Guidelines

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

For

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•     Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

•     Management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

Against

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Waiver on Tender-Bid Requirement

•     Proposals seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting for when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request

Case-by-Case

Approval of Financial Statements and Director and Auditor Reports

•     Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

•     Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence

For

A-54

PROPOSAL	Guidelines

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines, factoring in the merits of the rationale or disclosure provided and generally voted for if the overall compensation package and/or program at issue appears reasonable

Case-by-Case

• Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee	Against

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees

• For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

• For other markets, generally follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees:

• Such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards	For

• In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence	For

•     If fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, voting for ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence

Case-by-Case

Audit Commission

• Nominees to the audit commission, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

A-55

PROPOSAL	Guidelines

Allocation of Income and Dividends

•     With respect to Japanese companies, management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, generally voting with the Agent’s recommendations to support such proposals unless:

•     the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•     the payout is excessive given the company’s financial position.

Case-by-Case

• Such proposals by issuers in other markets.	For

•     In any market, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

Debt Instruments

• Proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Case-by-Case

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•     Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests

Case-by-Case

A-56

PROPOSAL	Guidelines

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

•     Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high risk terms (e.g., deposits without security interest or guaranty)

For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

• Proposals seeking single- or multi-year authorities for which adequate, prior disclosure of amounts is provided	For

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Investment of Company Reserves, with primary consideration for such proposals given to input from the Investment Professional(s) for a given Fund	Case-by-Case

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

A-57

PROPOSAL	Guidelines

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the negative impact, on balance, outweighs any positive impact	Against

•     That impose a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•     Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•     If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

•     Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Against

Other Business

• Management proposals in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

A-58

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING VARIABLE PORTFOLIOS, INC.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

(800) 992-0180

ING U.S. Government Money Market Portfolio

Class/Ticker: I/USIXX; S/USSXX; S2/USVXX

Class I, Class S and Service 2 Class Shares

This Statement of Additional Information (“SAI”) relates to ING U.S. Government Money Market Portfolio (“Portfolio”) a series of ING Variable Portfolios, Inc. A prospectus (each a “Prospectus”) for the Portfolio dated April 30, 2010, which provide the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or the Portfolio’s principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above. This SAI is not a Prospectus, but is incorporated therein by reference, and should be read in conjunction with the Prospectus, each dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. Copies of the Prospectus and annual or semi-annual shareholder reports may be obtained, when available, upon request and without charge by contacting the Portfolio at the address and phone number written above.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolio also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies and the adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio. Shares of the Portfolio are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolio also may be made available to affiliated investment companies under fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

ING Variable Portfolios, Inc. is authorized to issue multiple series of shares, representing a diversified portfolio of investments with different investment objectives, policies and restrictions.

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HISTORY OF THE COMPANY

Organization - ING Variable Portfolios, Inc. (the “Company”) was incorporated in Maryland in 1996.

ING U.S. Government Money Market Portfolio organized as a separate series of the Company on October 15, 2008.

Classes - The Board of Directors of the Portfolio (the “Board”) has the authority to subdivide the Portfolio into classes of shares having different attributes, so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares of the Portfolio currently are classified into three classes. Class I, Class S, and Service 2 Class (“Class S2”) shares are offered through this SAI and the corresponding Prospectuses. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution/shareholder service fee borne by Class S shares; (b) the distribution fee and the shareholder service fee borne by Class S2 shares; (c) the expenses allocable exclusively to each class; and (d) the voting rights on matters exclusively affecting a single class.

Capital Stock - Shares of the Portfolio have no preemptive or conversion rights. Each share of a Portfolio has the same rights to share in dividends declared by the Portfolio. Upon liquidation of the Portfolio, shareholders in the Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of the Portfolio are fully paid and non-assessable.

Voting Rights - Shareholders of the Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors and on other matters submitted to the vote of shareholders. Participants who select the Portfolio for investment through their variable annuity contract (“VA Contract”) or variable life insurance policy (“VLI Policy”) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meetings of the shareholders for the purpose of electing Directors will be held unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Directors then in office will call a shareholder meeting for election of Directors. Vacancies occurring between any such meetings shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Directors holding office have been elected by the shareholders. Except as set forth above, the Directors shall continue to hold office and may appoint successor Directors. Directors of ING Variable Portfolios, Inc may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Director.

1940 Act Classification - The Portfolio is an open-end management investment company, as that term is defined under the 1940 Act. The Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by ING Investments, LLC (“Adviser” or “ING Investments”) and the sub-adviser in managing the Portfolio. The table has been marked to indicate those securities and investment techniques that ING Investments and the sub-adviser may use to manage the Portfolio. The Portfolio may use any or all of these techniques at any one time,

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and the fact that the Portfolio may use a technique does not mean that the technique will be used. The securities and investment techniques are subject to the limitations explained elsewhere in this SAI or the accompanying Prospectuses. The Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio’s investment objective, policies and restrictions described in the Portfolio’s Prospectus and/or this SAI, as well as federal securities laws. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio’s policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio’s Prospectuses. Where a particular type of security or investment technique is not discussed in the Portfolio’s Prospectuses, that security or investment technique is not a principal investment strategy.

Asset Classes/ Investment Techniques	ING U.S. Government Money Market Portfolio
Fixed-Income
Adjustable Rate Mortgage Securities	X
Asset-Backed Securities (non-mortgage)	X
Banking Industry Obligations	X
Corporate Debt Securities	X
Debt Securities	X
Floating or Variable Rate Instrument	X
Government National Mortgage Association Certificates	X
Government Trust Certificates	X
Mortgage- Related Securities	X
Savings Association Obligations[1]	X
U.S. Government Securities	X
Zero-Coupon and Pay-In-Kind	X
Other Investments
Other Investment Companies	X
Restricted and Illiquid Securities	X
TBA Sale Commitments	X
Investment Techniques
Repurchase Agreements	X
Temporary Defensive Positions	X
When-Issued Securities and Delayed-Delivery Transactions	X

(1)	The certificates of deposit (interest-bearing time deposits) in which the Portfolio may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

FIXED-INCOME SECURITIES

The Portfolio may invest in debt securities. The value of fixed-income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed-rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between

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ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by Federal National Mortgage Association (“FNMA”)), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (Non-Mortgage)

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

The Portfolio may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Portfolio’s investment objective and policies. It is expected that governmental, government-related or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolio.

The collateral behind certain asset-backed securities tend to have prepayment rates that do not vary with interest rates and the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets or pay-through representing debt instruments supported by cash flows from the underlying assets.

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The coupon rate, of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate. However, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Portfolio’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid. Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Banking Industry Obligations

Banking industry obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

The Portfolio’s holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing fund’s conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Portfolio may acquire.

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For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its Prospectuses, the Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument.

Floating or Variable Rate Instruments

Variable rate demand instruments held by the Portfolio may have maturities of more than one year, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

Government National Mortgage Association (“GNMA”) Certificates

GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government.

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GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees), whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer,” which is an FHA approved mortgage banker who also meets criteria imposed by the GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA Certificates, such as that in which the Portfolio is invested, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such a portfolio as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is the Portfolio’s policy to record these GNMA Certificates on trade date, and to segregate assets to cover its commitments on trade date as well.

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GNMA Certificates — When-Issued And Delayed Delivery Transactions

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by the Portfolio with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Portfolio. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When the Portfolio engages in when-issued and delayed-delivery transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Portfolio missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The adviser and sub-adviser each does not believe that the Portfolio’s net asset value or income will be adversely affected by the purchase of GNMA Certificates on a when-issued basis. The Portfolio may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. The Portfolio may earn interest on such account or securities for the benefit of shareholders.

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA or less than Aaa by a nationally recognized statistical rating organization (“NRSRO”).

Mortgage-Related Securities

Mortgage-related debt securities include CMOs and real estate mortgage investment conduits (“REMICs”) and federal mortgage-related securities including obligations issued or guaranteed by the GNMA, the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA is a wholly-owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the U.S. government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with board members appointed by the President. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government. (See, “U.S. Government Securities.”)

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Portfolio might be converted to cash, and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Portfolio

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buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a “stated maturity”—the latest date by which the tranches can be completely repaid, assuming no repayments—and has an “average life”—the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as “pass-through” securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), a Portfolio may borrow from the Federal Reserve Bank of New York under its Term Asset-Back Securities Loan Facility (“TALF”). Pursuant to the TALF Program, a Portfolio may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5% - 15% of the loan amount) and a pledge of the TALF ABS.

Risks of Mortgage-Related Securities

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest-only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

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Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which the Portfolio may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rate, the lengths of maturity and the dates of issuance. In addition, U.S. government securities also include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. The Portfolio will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. In addition, the U.S. Treasury has also taken the following additional steps with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is expected to be available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was expected to continue until December 2009. More recently, it was announced that purchases of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter of 2010. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are

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more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Portfolio may realize no return on its investment, because these securities do not pay cash interest.

OTHER INVESTMENTS

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolio may invest in shares issued by other investment companies, to the extent permitted by the 1940 Act and the rules and regulations thereunder.

The Portfolio may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the Investment Company Act of 1940. The risk of investing in such money market funds is that such money market funds may not maintain a stable net asset value of $1.00 or otherwise comply with Rule 2a-7.

Restricted Securities, Illiquid Securities, and Liquidity Requirements

The Portfolio may invest in a restricted security or an illiquid security if the sub-adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days at the value ascribed to it by the Portfolio. Its illiquidity might prevent the sale of such a security at a time when the adviser or sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Portfolio could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between the Portfolio’s decision to dispose of these securities and the time when the Portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”) may be negotiated at the time such securities are purchased by the Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Portfolio would be permitted to sell them. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Portfolio in good faith pursuant to procedures adopted by the Company’s Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Portfolio’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

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Rule 2a-7 under the 1940 Act has certain liquidity requirements which are applicable to ING U.S. Government Money Market Portfolio. The portfolio is required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Portfolio’s obligations under the 1940 Act and any commitments the ING U.S. Government Money Market Portfolio has made to shareholders; provided, however, that: (1) the Portfolio may not acquire any illiquid security if, immediately after the acquisition, the Portfolio would have invested more than 5% of its total assets in illiquid securities; (ii) the Portfolio may not acquire any security other than cash, direct obligations of the U.S. government, or securities that will mature or are subject to a demand feature that is exercisable and payable within one (1) business day (“Daily Liquid Assets”) it, immediately after the acquisition, the Portfolio would have invested less than 10% of its total assets in Daily Liquid Assets; and (iii) the Portfolio shall not acquire any security other than cash, direct obligations of the U.S. government, certain government securities that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity date of 60 days or less, or securities that will mature or are subject to a demand feature that is exercisable and payable within five (5) business days (“Weekly Liquid Assets”) if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.

To Be Announced Sale Commitments

To Be Announced (“TBA”) sale commitments are sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

INVESTMENT TECHNIQUES

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Portfolio for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such

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a defaulting seller may cause the Portfolio’s rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Portfolio.

Temporary Defensive Positions

The Portfolio may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the adviser’s or sub-adviser’s determination to do so within the investment guidelines and policies of the Portfolio; (iii) to permit the Portfolio to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that the Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Portfolio may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. The Portfolio will invest in short-term instruments that do not have a maturity of greater than one year.

When-Issued Securities and Delayed-Delivery Transactions

In order to secure prices or yields deemed advantageous at the time, the Portfolio may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolio may also enter into forward commitments. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Portfolio will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked-to-market” daily. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, the Portfolio may realize a capital gain or loss. When the Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in the Portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, the Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). Depending on market conditions, the Portfolio could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Maturity Policies

The average dollar-weighted maturity of securities in the Portfolio’s portfolio will not exceed ninety days. In addition, all investments in the Portfolio’s portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

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FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental which means they may be changed only with the approval of the holders of a majority of the Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Portfolio’s shares present at a shareholders’ meeting at which the holders of more than 50% of the Portfolio’s outstanding shares of the Portfolio are present in person or by proxy; or (2) more than 50% of the Portfolio’s outstanding voting securities, present in person or by proxy. All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholders approval. The Portfolio’s investment objective is non-fundamental and may be changed without a shareholder vote. Shareholders will be provided at least 60 days’ prior written notice of any change to the Portfolio’s non-fundamental investment objective. All percentage limitations set forth below apply immediately after a purchase or initial investment. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

As a matter of fundamental policy, the Portfolio may not:

1.	purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

2.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or tax-exempt securities issued by any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

3.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio;

4.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

5.	purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

7.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio; and

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8.	underwrite any issue of securities within the meaning of the Investment Company Act of 1933 (“1933 Act”) except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

The Board has adopted the following non-fundamental investment restrictions, which may be changed by the Board and without shareholder vote. The Portfolio will not:

1.	make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs if the Portfolio as described in the SAI and in the Prospectuses;

2.	invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

3.	invest in companies for the purpose of exercising control or management;

4.	purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other materials;

5.	invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

6.	invest more than 15% of the total of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor’s Corporation (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, considered by the adviser or the sub-advisers to be of comparable quality).

With respect to fundamental policy number (2), industry classifications are in accordance with Global Industrial Classification Standards and Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place.

MANAGEMENT OF THE COMPANY

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Management of the Portfolio.”

The Board

The Directors of the Company are responsible for the oversight and supervision of the affairs of the Company as is described more fully below. Neither the Company’s charter nor the Charter of the Nominating

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Committee sets forth specific qualifications to serve as a Director, although the Nominating Committee Charter identifies certain factors that the Committee may take into account when considering Director candidates. Each Director serves until the Director’s successor is duly elected and qualified, subject to any retirement policy adopted by the Board or the Independent Directors. The Independent Directors have adopted a policy requiring each Independent Director to retire from the Board as of the later of: (i) the March 31 next occurring after the Independent Director attains the age of 72; and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72. The retirement policy may, at any time, be suspended by vote of a majority of the Independent Directors, which suspension occurred effective March 11, 2010.

The Directors have varied experiences, attributes and skills that are utilized in overseeing each Fund’s activities, reviewing contractual arrangements with companies that provide services to the Funds, and reviewing the Fund’s performance. Among the attributes or skills common to all Directors are their ability to (i) review critically, evaluate, question and discuss information provided to them, (ii) interact effectively with the other Directors, the Adviser, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and (iii) exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Company and the other companies and trusts in the ING complex of mutual funds (the “Fund Complex”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Director’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

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Information for each of the Directors is set forth in the table below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Funds in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Directors who are not “Interested Persons”

Dr. Albert E. DePrince, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 69	Director	June 1998 – Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present). Formerly, Director of Business and Economics Research Center, Middle Tennessee State University (1999 – 2002); Chief Economist, Marine Midland Bank (1987 1990); Various Management Positions, Marine Midland Bank (1978-1990). Ph.D Economics Published numerous scholarly papers and journal articles in the areas of financial markets, financial institutions, corporate finance and monetary policy.	45	Academy of Economics and Finance (February 2002 – Present).

Martin J. Gavin 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 60	Director	January 2009 – Present	President, Connecticut Children’s Medical Center (May 2006 – Present). Formerly, Interim President, Connecticut Children’s Medical Center (January 2006 – May 2006). Formerly, Executive and Senior Management for The Phoenix Companies, Inc. (1984 – 2000); Senior Management at CIGNA Corporation (1973 – 1984)	45	None.

Russell H. Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Director	December 2007 – Present	Retired. Formerly, Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation, an aerospace and industrial distribution manufacturer (April 1973 - March 2008). Independent Director and Chair of Contracts Committee, CIGNA Mutual Funds (1995 to 2005). Corporate Loan Officer and Credit Analyst, Hartford National Bank (1966 – 1973). President, Hartford Area Business Economists (1987).	45	None.

Sidney Koch 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 75	Director	April 1994 – Present	Retired. Self-Employed Consultant (June 2000 – Present). Formerly, Senior Adviser, Hambro America, Inc. (1993 – 2000); Executive Vice President of Investment Banking, Daiwa Securities America, Inc. (1986-1993).	45	None.

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Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years (and other relevant experience, attributes and skills)(1)	Number of Funds in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Dr. Corine T. Norgaard 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 72	Director	June 1991 – Present	President, Retirement Options, LLC, a training provider for retirement coaches (August 2009 – Present) Formerly, President, Thompson Enterprises (September 2004 – September 2005); Dean of the Barney School of Business, University of Hartford (August 1996 - June 2004). Various other academic positions (1969 – 1993). Certified Public Accountant Ph. D: Accounting and Business	45	MassMutual Corporate Investors and MassMutual Participation Investors (April 1997 – Present); Mass Mutual Premier Funds (December 2004 – Present); and MML Series Investment Funds II, Chair of Audit Committee (December 2005 – Present).

Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Director	January 2003 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present). Formerly, Senior Manager, Arthur Andersen LLP (1995-1999; Senior Manager, Coopers & Lybrand, LLP (1993 – 1995); Manager, Price Waterhouse (1988 – 1993); Second Vice President, Smith Barney (1985 – 1988); Consultant, Arthur Andersen & Co. (1984 -1985). Currently, Member of Finance Committee, Windham Hospital.	45	None.

Director who is an “Interested Person”

Shaun Mathews(3) (4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Director	December 2007 – Present	President and Chief Executive Officer ING Investments, LLC(5) (November 2006 - Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 - November 2006).	182	ING Retirement Holdings, Inc. (September 1996 – Present). ING Services Holding Company, Inc. (May 2000 - Present); ING Financial Advisers, LLC (April 2002 – Present); Southland Life Insurance Company (June 2002 - Present) and ING Capital Corporation, LLC and ING Funds Distributor, LLC(6) (December 2005 – Present), ING Funds Services, LLC (7), ING Investments, LLC (5), and ING Pilgrim Funding, Inc. (December 2006 - Present); and Directed Services LLC(8) (December 2006 – Present).

(1)	The information reported includes the principle occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as a Director.
(2)	For the purposes of this table, “Fund Complex” means the following investment companies: ING Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc., and ING Series Funds, Inc. The number of Funds in the Fund Complex is as of March 15, 2010.
(3)	Mr. Mathews is also a director of the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials, and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.

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(4)	“Interested person” of the Company, as defined in the 1940 Act, is such because of a relationship with ING Groep N.V., the parent corporation of the adviser of the Fund, ING Investments, LLC, and the Distributor, ING Funds Distributor, LLC.
(5)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.
(6)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.
(7)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.
(8)	Directed Services LLC is successor in interest to Directed Services Inc.

Officers

Information about the Portfolio’s Officers is set forth in the table below:

Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	December 2006 – Present	President and Chief Executive Officer, ING Investments, LLC (2) (November 2006 – Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 – November 2006).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Executive Vice President	April 2002 – Present

Executive Vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 – December 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC (2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC (2) (January 2003 – Present).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 55	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present	Chief Compliance Officer of the ING Funds (November 2004 – Present); Executive Vice President of the ING Funds (March 2006 – Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008 and October 2009 – Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 – July 2008 and October 2009 – Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC (3) (March 2005 – Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC (2) (October 2003 – Present).

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Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC (3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC (3) (October 2001 – May 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC (3) (November 1995 – Present) and ING Investments, LLC (2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Vice President	March 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (5) (August 1995 – Present); Vice President, ING Investments, LLC (2) and ING Funds Services, LLC (3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC (2) (October 2004 – Present).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC (3) (September 2004 – Present).

William Evans 10 State House Square Hartford, Connecticut 06103 Age: 37	Vice President	September 2007 - Present	Senior Vice President (2010 – Present) and Manager Research and Selection Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 46	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC (3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).

Kimberly K. Springer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC (3) (March 2006 – Present) and Managing Paralegal, Registration Statements (June 2003 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC (3) (August 2004 – March 2006).

Craig Wheeler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Assistant Vice President	June 2008 – Present	Assistant Vice President - Director of Tax, ING Funds Services, LLC (3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC (3) (March 2005 – March 2008).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Secretary	September 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 46	Assistant Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).

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Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Kathleen Nichols 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	June 2008 – Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

(1)	The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified.
(2)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc. which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc. which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4)	Directed Services LLC is successor in interest to Directed Services Inc.
(5)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc. which was previously known as ING Pilgrim Securities, Inc. and before that was known as Pilgrim America Securities, Inc.

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Board Leadership Structure

Overall responsibility for oversight of the Company and the Portfolios rests with the Board of Directors. The Board has engaged the Advisor to manage the Portfolios on a day-to day basis. The Board is responsible for overseeing the Advisor and other service providers in the operation of the Company in accordance with the provisions of the 1940 Act, applicable provisions of Maryland law, other applicable laws and the Company’s charter and By-laws. The Board is currently composed of seven (7) members, six (6) of whom are not “interested” persons of the Company (the “Independent Directors”), who have varied experiences, attributes and skills. The Board currently conducts regular meetings four (4) times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls, as necessary, to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities. As discussed below, the Board has established five (5) committees to assist the Board in performing is oversight responsibilities.

Under the terms of the charter of the Contracts Committee, the Independent Director selected to serve as the Chairman of the Contracts Committee also serves as the chairperson of the Board (the “Independent Chairman”). The Independent Chairman serves as an advocate for the other Independent Directors in communications with management on a broad range of matters and as a liaison with service providers, officers, attorneys, and other Directors generally between meetings of the Board. The Independent Chairman may perform such other functions as may be provided by the Board from time to time, including participation in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The designation of an individual as the Independent Chairman does not impose on such Independent Director any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.

The Board has adopted a policy (the “Investment Policy”) whereby each Independent Director is required to invest, directly or indirectly, at least $100,000 (at cost) in one or more mutual funds under the purview of the Board within a three-year time period after becoming an Independent Director. The Board believes that the Investment Policy further aligns the interests of the Independent Directors with those of shareholders and, therefore, enhances the ability of the Independent Directors to represent the interests of shareholders.

The Board believes that the current leadership structure of the Board is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Directors and the full Board in a manner reasonably designed to enhance effective oversight by the Board. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Company and the Portfolios.

The Company and the Portfolios are subject to a number of risks, including investment, compliance, operational, and valuation risks. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Portfolios’ investment management and business affairs. Each of the Adviser, the sub-advisers and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. Risk oversight forms part of the Board’s general oversight of the Company and the Portfolios and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio or to develop

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processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Company and the Portfolios, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Advisor, the subadvisers, the Chief Compliance Officer of the Portfolios, the independent registered public accounting firm for the Portfolios, and internal auditors for the Advisor and its affiliates, as appropriate, regarding risks faced by the Portfolios and relevant risk functions. The Board, with the assistance of its Contracts Committee, reviews investment policies and risks in connection with its review of the Portfolios’ performance. The Board has appointed a Chief Compliance Officer who oversees the testing of the Portfolios’ compliance program and reports to the Board regarding compliance matters for the Portfolios and their principal service providers. In addition, as part of the Board’s periodic review of the Portfolios’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of the Adviser, has approved and periodically reviews valuation policies applicable to valuing the Portfolio shares and has established a valuation committee of Directors. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Contracts Committee, a standing Audit Committee, a standing Compliance Committee, a standing Nominating Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Company/Trust and the Portfolios. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Director. Each of the Committees other than the Valuation Committee is comprised solely of all the Independent Directors. The Valuation Committee is comprised of all the Directors.

(1) Audit Committee. The Board has established an Audit Committee whose function includes, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Audit Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. Norgaard currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Audit Committee. The Audit Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2009.

(2) Contracts Committee. The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Portfolio or its shareholders. Annually, the Contracts Committee conducts an evaluation of the performance of the Board and its Committees, including the effectiveness of the Board’s Committee structure and the effectiveness of the Board in overseeing the number of portfolios under its purview. As part of the annual self-evaluation, the Contracts Committee reviews the mix of experience, attributes and skills of the Directors. The Contracts Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Contracts Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Dr. DePrince currently serves as Chairperson and Mr. Obermeyer currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee meets regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2009.

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(3) Nominating Committee. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Nominating Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Nominating Committee. When considering potential nominees to fill vacancies on the Board, the Nominating Committee reviews the mix of experience, attributes and skills of the Directors. The Nominating Committee is willing to consider nominations for vacancies received from shareholders in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolio, ING Variable Portfolios, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any such recommendation made by such shareholder must contain information for the Nominating Committee to make an assessment of the candidate’s suitability for the position of Independent Director. The Nominating Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Nominating Committee held no (0) meetings during the fiscal year ended December 31, 2009.

(4) Valuation Committee. The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of six (6) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act. The following Directors serve as members of the Valuation Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Mr. Mathews, Dr. Norgaard, Mr. Obermeyer. There is currently not an elected Chairperson or Vice Chairperson of the Valuation Committee. The Valuation Committee holds meetings as necessary by telephone or in person to discuss specific matters that are within the scope of the Committee’s charter. The Valuation Committee held no (0) meetings during the fiscal year ended December 31, 2009.

(5) Compliance Committee. The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Portfolio and its service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Portfolios and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws. The Compliance Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Compliance Committee: Dr. DePrince, Mr. Gavin, Mr. Jones, Mr. Koch, Dr. Norgaard and Mr. Obermeyer. Mr. Jones currently serves as Chairperson and Mr. Koch currently serves as Vice Chairperson of the Compliance Committee. The Compliance Committee meets regularly four (4) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2009.

Portfolio

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2009.

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Name of Director	Dollar Range of shares in the Portfolio(1)	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Albert E. DePrince, Jr.	N/A	Over $100,000 Over $100,000(2)
Martin J. Gavin	N/A	Over $100,000(2)
Russell H. Jones	N/A	Over $100,000(2)
Sidney Koch	N/A	Over $100,000
Corine T. Norgaard	N/A	Over $100,000
Joseph E. Obermeyer	N/A	Over $100,000(2)
Interested Director
Shaun P. Mathews	N/A	Over $100,000 $10,000-$50,000(2)

(1)	The Portfolio had not commenced operations as of the date of this SAI.
(2)	Includes the value of shares in which a Director has an indirect interest through a deferred compensation and/or a 401K plan.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is the information regarding each Independent Director’s (and his/her immediate family members) share ownership as of December 31, 2009 in securities of the Portfolio’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Portfolio (not including registered investment companies).

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$0	N/A
Russell H. Jones	N/A	N/A	N/A	$0	N/A
Martin J. Gavin	N/A	N/A	N/A	$0	N/A
Sidney Koch	N/A	N/A	N/A	$0	N/A
Corine T. Norgaard	N/A	N/A	N/A	$0	N/A
Joseph Obermeyer	N/A	N/A	N/A	$0	N/A

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DIRECTOR COMPENSATION

The Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $66,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee attended in person; (iv) $3,500 per attendance of any Committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $2,500 per telephonic meeting; (vi) $50,000 annual fee to the Chairperson of the Contracts Committee (who also serves as the Independent Chairman), $15,000 annual fee to the Chairpersons of the Audit and Compliance Committees, $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $25,000 annual fee to the Vice Chairperson of the Contracts Committee and $7,500 annual fee to the Vice Chairperson of both the Audit and Compliance Committees. The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Directors serve in common as Directors.

The following table sets forth information provided by the Portfolio’s investment adviser regarding the estimated future compensation of Directors by the Portfolio for the fiscal year ending December 31, 2010 and actual compensation of Directors by other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended December 31, 2009. Officers of the company and Directors who are interested persons of the company do not receive any compensation from the Portfolio or any other funds managed by ING Investments, LLC or its affiliates. None of these Directors was entitled to receive pension or retirement benefits.

Name of Person and Position	ING U.S. Government Money Market Portfolio	Total Compensation from the Portfolio and ING Mutual Funds Complex Paid to Directors(1)
Albert E. DePrince, Jr. Director	$558.36	$231,500.00
Martin J. Gavin(2) Director	$489.62	$203,000.00
Russell Jones(2) Director	$475.45	$197,125.00
Sidney Koch Director	$534.24	$221,500.00
Corine Norgaard Director	$516.15	$214,000.00
Joseph E. Obermeyer(2) Director	$502.58	$208,375.00

(1)	Represents compensation from 42 funds (total in complex as of December 31, 2009).
(2)	Includes amounts deferred pursuant to a deferred compensation plan during the fiscal year ended December 31, 2009, Messrs. Martin J. Gavin and Joseph E. Obermeyer deferred $101,500.00 and $20,838.00 respectively, of their compensation from the Portfolios.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act to include the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.

As of the date of this SAI no officers or Directors owned any of the outstanding shares of the Portfolio. Shares of the Portfolio will be issued in connection with investments in VA Contracts and VLI Policies issued through separate accounts of life insurance companies and qualified pension plans. Because the Portfolio had not commenced operations as of the date of this SAI, the only outstanding shares of the Portfolio are held by the adviser as the sole shareholder of the Portfolio.

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ADVISER

The investment adviser for the Portfolio is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Portfolio, has the overall responsibility for the management of the Portfolio’s subject to delegation of certain responsibilities to other ING Investments advisers including ING Investment Management Co. (“ING IM”) (Sub-Adviser”). ING IM is the Sub-Adviser to the Portfolio ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (New York Stock Exchange (“NYSE”): ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund and potential termination of the Fund’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company on behalf of the Portfolio. The Investment Advisory Agreement requires ING Investments to oversee the provision of the investment advisory and portfolio management services for the Portfolio. Pursuant to a sub-advisory agreement between ING Investments and the Sub-Adviser, ING Investments has delegated certain management responsibilities to the Sub-Adviser for the Portfolio. ING Investments oversees the investment management of the Sub-Adviser for the Portfolio.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolio and to furnish advice and recommendations with respect to investment of the Portfolio’s assets and the purchase or sale of its portfolio securities. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After an initial term through December 31, 2009 the Investment Advisory Agreement with ING Investments and Sub-Advisory Agreement with ING IM, continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class, provided, that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Advisory Agreement or Sub-Advisory Agreement, as applicable, or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board, by a vote of the holders of a majority of the Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreements will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Because the Portfolio had not commenced operations as of the date of this SAI, please refer to the Portfolio’s shareholder report filed subsequent to the Portfolio’s commencement of operations.

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Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, the Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio	Annual Advisory Fee
ING U.S. Government Money Market	0.35% on the first $1 billion of the Portfolio’s average daily net assets; 0.325% on the next $2 billion of the Portfolio’s average daily net assets; and 0.30% in excess of $3 billion.

Total Advisory Fees Paid

Because the Portfolio had not commenced operations as of the date of this SAI, no Advisory Fees were paid by the Portfolio as of the fiscal year ended December 31, 2009.

SUB-ADVISER

The Investment Advisory Agreement for the Portfolio provides that ING Investments, with the approval of the Portfolio’s Board, may select and employ an investment adviser to serve as sub-adviser for the Portfolio, and shall monitor the Sub-Adviser’s investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Directors and officers of the Portfolio who are employees of ING Investments or its affiliates and office rent of the Portfolio. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolio are borne by the Portfolio, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Portfolio’s net asset value; taxes, if any, and the preparation of the Portfolio’s tax return; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolio under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Portfolio who are not employees of the Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by the Adviser, the Directors, on behalf of the Portfolio, or the shareholders of the Portfolio upon 60 days’ prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the Board, on behalf of the Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreement between the Adviser and ING IM, ING IM acts as Sub-Adviser to the Portfolio. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Board, on

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behalf of the Portfolio, manages the Portfolio’s portfolio investments consistently with the Portfolio’s investment objective, and executes the Portfolio’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. ING IM’s address is 230 Park Avenue, New York, NY 10169. ING IM is a wholly-owned subsidiary of ING Groep.

The Portfolio and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into a new investment sub-advisory agreement with a non-affiliated sub-adviser and to materially amend the Sub-Advisory Agreement with the approval of a Portfolio’s Board, but without shareholder approval. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Adviser remains responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objective, policies and restrictions.

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets managed during the month:

Portfolio	Sub-advisory Fee
ING U.S. Government Money Market	0.158% on the first $1 billion of the Portfolio’s average daily net assets; 0.146% on the next $2 billion of the Portfolio’s average daily net assets; and 0.135% in excess of $3 billion.

Sub-Advisory Fees Paid

Because the Portfolio had not commenced operations as of the date of this SAI, no sub-advisory fees were paid by the Portfolio as of the fiscal year ended December 31, 2009.

Portfolio Managers

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David S. Yealy	1	$2,575,120,656	0	$0	0	$0

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate

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accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from that of the portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for the Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolio.

Compensation

For the portfolio manager (“Portfolio Manager”) of the Portfolio listed above, compensation consists of: (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and, in certain instances, (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Manager for the Portfolio listed above is also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has a defined index (iMoneyNet Government Retail Index for Mr. Yealy as Portfolio Manager to ING U.S. Government Money Market Portfolio) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

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Based on job function, internal comparators and external market data, portfolio manager participates in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

A Portfolio Manager whose base salary compensation exceeds a particular threshold may participate in ING IM’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING IM stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
David S. Yealy(1)	None

(1)	The Portfolio had not commenced operations as of the date of this SAI.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for the Portfolio pursuant to an Administration Agreement. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolio’s business, except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Advisor under the applicable Sub-Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Portfolio from time to time. According to the Administration Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Company/Trust under this Agreement, including, without limitation, the expenses of software licensing and similar products used in the preparation of registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies. The Administrator acts as a liaison among these service providers to the Portfolio. The Administrator is also responsible for monitoring the Portfolio in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolio.

The Administration Agreement may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company.

Administration Fees Paid

For its services, the Administrator is entitled to receive from the Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

Because the Portfolio had not commenced operations as of the date of this SAI, no Administration Fees were paid by the Portfolio as of the fiscal year ended December 31, 2009.

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EXPENSE LIMITATION AGREEMENTS

ING Investments has entered into an expense limitation agreement with the Portfolio, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Portfolio which exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the expense limitation shown on the following table:

Portfolio	Class I	Class S	Class S2
ING U.S. Government Money Market	0.53%	0.78%	0.93%

The Portfolio may at a later date reimburse ING Investments for investment management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2011. The expense limitation agreement is contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to lead the Independent Director upon thirty (30) days’ prior to the end of the then-current term or upon termination of the Investment Advisory Agreement. The Expense Limitation Agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser at its principal place of business.

CUSTODIAN

The cash and securities owned by the Portfolio are held by The Bank of New York Mellon, One Wall Street, New York, New York 10286, as custodian, which takes no part in the decisions relating to the purchase or sale of the Portfolio’s securities.

The custodian does not participate in determining the investment policies of the Portfolio or in deciding which securities are purchased or sold by the Portfolio. The Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.
TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm to the Portfolio. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, MA 02110.

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LEGAL COUNSEL

Legal matters for the Portfolio are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA 02109.

PRINCIPAL UNDERWRITER

Shares of the Portfolio are offered on a continuous basis. The Portfolio’s principal underwriter is ING Funds Distributor, LLC, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, LLC is a Delaware Corporation and is an indirect wholly-owned subsidiary of ING Groep N.V. and an affiliate of ING Investments, LLC. As principal underwriter for the Portfolio, ING Funds Distributor, LLC has agreed to use its best efforts to distribute the shares of the Portfolio thereof.

SHAREHOLDER SERVICE/DISTRIBUTION ARRANGEMENTS

The Class S shares of the Portfolio are subject to a shareholder service and/or distribution plan (“Class S Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Plan, the Distributor is paid an annual shareholder service and/or distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of the Portfolio. The shareholder service and/or distribution fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolio; facilitation of the tabulation of shareholder votes in the event of a meeting of the Portfolio’s shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolio and to service providers, provision of support services including providing information about the Portfolio and answering questions concerning the Portfolio, and provision of other services as may be agreed upon from time to time. The shareholder service and/or distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statement of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Class S Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Class S Plan should be continued. The terms and provisions of the Class S Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Class S Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Class S Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Class S Plan must be approved by the Board in the manner described above. The Class S Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days notice to any other party to the Class S Plan. All persons who are under common control of the Portfolio could be deemed to have a financial interest in the Plan. No other interested person of the Portfolio has a financial interest in the Plan.

In approving the Class S Plan, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolio’s assets and potential continued growth, 2) the services provided to the Portfolio and its shareholders by the Distributor, and 3) the Distributor’s shareholder distribution-related expenses and costs.

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ING Investments and the Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

Because the Portfolio had not commenced operations as of the date of this SAI, no fees were paid under the Class S Plan for the fiscal year ended December 31, 2009.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

The Class S2 shares of the Portfolio are subject to a Shareholder Service and Distribution Plan (the “Shareholder Service and Distribution Plan”). Under the Shareholder Service and Distribution Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fee for Class S2 shares. The expense waiver will continue through at least [May 1, 2011], but in any event, the Portfolio will notify shareholders if it intends to pay the Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolio; facilitation of the tabulation of shareholder votes in the event of a meeting of the Portfolio’s shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolio and to service providers, provision of support services including providing information about the Portfolio and answering questions concerning the Portfolio, and provision of other services as may be agreed upon from time to time.

The distribution fee may be used to cover expenses incurred in promoting the sale of Class S2 shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statement of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Shareholder Service and Distribution Plan has been approved by the Board, including all of the Directors who are not “interested persons”, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Shareholder Service and Distribution Plan (“Independent Directors”), cast in person at a meeting called for that purpose. The Shareholder Service and Distribution Plan must be renewed annually by the Board, including the Independent Directors. The Shareholder Service and Distribution Plan may be terminated as to the Portfolio at any time, without any penalty, by such Directors on not more than 30 days’ written notice.

Any material amendments to the Shareholder Service and Distribution Plan must be approved by the Independent Directors.

Because the Portfolio had not commenced operations as of the date of this SAI, no fees were paid under the 12b-1 Plan for the fiscal year ended December 31, 2009.

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DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING’s website on a monthly basis and is available 10 calendar days after the end of the previous calendar month. The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. The portfolio holdings information is as of the last day of the previous calendar month (i.e., the Portfolio will post the month-ending June 30 holdings on July 11) (www.ingfunds.com).

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio annual or semi-annual shareholder reports, or view on ING’s website, the Portfolio’s portfolio holdings schedule. The Top Ten lists are also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolio may provide their complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio’s disclosure of its portfolio holdings may include disclosure:

•	To the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•	To financial printers for the purpose of preparing the Portfolio’s regulatory filings;

•	For the purpose of due diligence regarding a merger or acquisition;

•	To a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•	To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data for the Portfolio than is posted on the Portfolio’s website;

•	To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;

•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; and

•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio’s shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of the Portfolio’s adviser, sub-adviser, principal underwriter or any affiliated person of the Portfolio, its adviser, or their principal underwriter, on the other. Such Policies authorize the Portfolio’s administrator to

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implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & ClassAction Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Portfolio’s Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolio, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Portfolio’s Prospectuses. The value of shares redeemed may be more or less than the shareholder’s costs, depending upon the market value of the portfolio securities at the time of redemption.

Redemption of shares, or payment, may be suspended at times: (a) when the NYSE is closed for other than customary weekend or holiday closings; (b) when trading on NYSE is restricted; and (c) when an emergency exists, as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolio will not redeem shares: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of the Portfolio are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated Participating Insurance Companies to Portfolio variable annuity contracts VA Contracts and VLI Policies. Each separate account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and

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the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of the Portfolio for its divisions as net asset value without sales or redemption charges.

The Portfolio may offer the shares of its Portfolio to certain pension and retirement plans qualified under the Internal Revenue Code (“Code”). The relationships of pension and retirement plans and pension and retirement plan participants to the Portfolio would be subject, in part, to the provisions of the individual pension and retirement plans and applicable law. Accordingly, such relationships could be different from those described in the Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflict among separate accounts (and will do so for pension and retirement plans) buying shares of the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in the Portfolio. The Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or pension and retirement plan) withdrawing because of a conflict.

The Portfolio ordinarily affects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g. purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio’s NAV per share next computed on the day on which the separate account processes such transactions. The Portfolio effects order to purchase or redeem its shares that are not based on such transactions at the Portfolio’s net asset value per share next computed on the day on which the Portfolio receives the orders.

Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the contract.

BROKERAGE ALLOCATION AND TRADING POLICIES

The Adviser or a Sub-Adviser for the Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreement. Subject to policies and procedures approved by the Portfolio’s Board, the Adviser or the Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where the Sub-Adviser resigns or the Adviser otherwise assumes day to day management of the Portfolio pursuant to its Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including

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commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker-Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or the Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or the Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of a Portfolio’s orders, the Adviser or the Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio. Theses credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Portfolio, the Adviser or the Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Adviser or the Sub-Adviser may cause the Portfolio to pay a broker-dealer a commission for effecting a securities transaction for the Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients. The practice of using a portion of the Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or the Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or the Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring

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services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or the Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or the Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser or the Sub-Adviser - Research products and services provided to the Adviser or the Sub-Adviser by broker-dealers that effect securities transactions for the Portfolio may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or the Sub-Adviser in connection with the Portfolio. Some of these products and services are also available to the Adviser or the Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolio. The Adviser’s or the Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with ING Investments or the Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or the Adviser or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of the Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority. Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker- dealer for portfolio transactions, and neither the Portfolio nor the Sub-Adviser may enter into an agreement under which the Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares. The Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

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More Information about Trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of the Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in the Sub-Adviser and investment personnel and reorganizations of the Portfolio may result in the sale of a significant portion or even all of the Portfolio’s portfolio securities. This type of change will increase trading costs and the portfolio turnover for the affected Portfolio. The Portfolio, the Adviser, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, reorganization or other changes.

Allocation of Trades

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures. The Sub-Adviser may use different methods of allocating the results aggregated trades. The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Portfolio participated are subject to periodic review by the Board. To the extent any of the Portfolio seeks to acquire (or dispose of) the same security at the same time, one or more of the Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. However, over time, the Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Because the Portfolio had not commenced operations as of the date of this SAI, no brokerage commissions were paid for the fiscal year ended December 31, 2009.

Because the Portfolio had not commenced operations as of the date of this SAI, the Portfolio did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or its parents for the fiscal year ended December 31, 2009. Therefore, the Portfolio had no holdings of securities of such brokers and dealers as of the fiscal year ended December 31, 2009.

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CODE OF ETHICS

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Portfolio, ING Investments, the Sub-Adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all “access persons,” as defined by the Investment Adviser’s Act of 1940, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolio that may rise from personal trading of securities that may be purchased or held by the Portfolio or of Portfolio shares. The Code of Ethics also prohibits short-term trading of the Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all holdings and security transactions with the ING Funds’ Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolio, including the procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

For the purpose of determining the price at which the Portfolio’s shares are issued and redeemed, the NAV per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments as set forth below; (b) subtracting the Portfolio’s liabilities; and (c) dividing the resulting amount by the number of shares outstanding. As discussed below, it is the intention of the Portfolio to maintain a NAV per share of $1.00. The Portfolio’s portfolio instruments are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold its portfolio. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all its portfolio instruments. Thus, if the use of amortized cost by the Portfolio results in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

The Portfolio’s use of amortized cost and the maintenance of the Portfolio’s per share net value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less (as determined in

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accordance with maturity shortening provisions of the Rule), and invest only in securities which are determined by the Board to present minimal credit risks and which are of high quality as required by the Rule, or in the case of any instrument not so rated, considered by the Board to be of comparable quality.

As required by Rule 2a-7, the Board has adopted a procedure for the periodic comparison of the Portfolio’s NAV per share, as determined based on market values, with the Portfolio’s NAV per share, as determined using amortized cost values. These procedures require that the Board promptly consider what, if any, action should be taken if the amortized cost NAV deviates from market value NAV by more that  1/2 of 1 percent.

When determining the market value NAV per share of the Portfolio, the investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Portfolio’s Board.

TAX CONSIDERATIONS

The following is only a limited discussion of certain additional tax considerations generally affecting the Portfolio. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio and no explanation is provided with respect to the tax treatment of the Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company

The Portfolio intends to elect to qualify as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Code. If the Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it attributes.

To qualify for treatment as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5.00% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt form tax).

Excise Tax

Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

•	98% of the Portfolio’s ordinary income for the calendar year;

43

•

98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

•	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolio believes that it is not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Diversification

The Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate accounts used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The U.S. Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. To date, the U.S. Treasury Department has issued only a few such pronouncements. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio’s investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

44

Foreign Investments

Investment income from foreign securities maybe subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known.

General Summary

The discussion of “Taxes” in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the Internal revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

PERFORMANCE INFORMATION

Performance information for the Portfolio including the yield and effective yield of ING U.S. Government Money Market Portfolio and the total return of the Portfolio, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Yields

Current yield for ING U.S. Government Money Market Portfolio will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Because the Portfolio had not commenced operations as of the date of this SAI, no performance information is provided for the fiscal year ended December 31, 2009.

30-Day Yield for Certain Non-Money Market Portfolios

Quotations of yield for ING U.S. Government Money Market Portfolio will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

YIELD = 2[( a – b + 1)6 - 1]

      cd

Where:	a =	dividends and interest earned during the period
	b =	the expenses accrued for the period (net of reimbursements)
	c =	the average daily number of shares outstanding during the period
	d =	the maximum offering price per share on the last day of the period

45

For purposes of determining net investment income during the period (variable “a” in the formula), interest earned on debt obligations held by the Portfolio is calculated each day during the period according to the formulas below, and then added together for each day in the period:

•

Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day’s pro-rata share of the most recent pay down gain or loss from the security; and

•

Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligations (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

Average Annual Total Return

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

P (1 + T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	an average annual total return
	n =	the number of years
	ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

All total return figures reflect the deduction of Portfolio expenses (an on annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

Total Return Quotations

Because the Portfolio had not commenced operations as of December 31, 2009, Total Return Quotation information is not available.

Performance information for the Portfolio may be compared, in reports and promotional literature, to: (a) the S&P 500® Index, the Russell 2000 Index, the Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital Intermediate Government Bond Index®, Merrill Lynch High-Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.

46

FINANCIAL STATEMENTS

The Portfolio’s annual and unaudited semi-annual shareholder reports, when available, are available upon request and without charge by calling 1-800-992-0180.

47

APPENDIX A

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 29, 2003

Revision Date: March 11, 2010

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or plans of reorganization. The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted. However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser’s proxy voting procedures (the “Adviser Procedures”).

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.	APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser Procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), as described in Section IV.B. above and Section V. below.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy Within Guidelines, either as directed by the Guidelines or in accordance with the recommendation of the Agent, as applicable, except that it shall also be permissible for the Proxy Group to determine to take no action on the matter, either abstaining on a specific proposal or not voting the entire proxy. Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.	CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter, no action shall be taken on such matter (i.e., a “Non-Vote”). In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines or to take no action on the matter, so that the Adviser shall have no opportunity to exercise active voting discretion in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.	REPORTING AND RECORD RETENTION

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.	Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING BALANCED PORTFOLIO, INC.

ING GET FUND

ING INTERMEDIATE BOND PORTFOLIO

ING MONEY MARKET PORTFOLIO

ING SERIES FUND, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS

PROXY VOTING OF THE ING FUNDS

Issuer:

Meeting Date:

1.

To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal? This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

Explanation:

           YES  NO

☐       ☐

2.

To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?

Explanation:

           YES  NO

☐       ☐

3.

Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

Explanation:

           YES  NO

☐       ☐

4.

Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?

Explanation:

           YES  NO

☐       ☐

Name:	Date:

Certification: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 20% of the outstanding securities of the Issuer (“20% Issuer”) (except that an Issuer’s affiliation with a 20% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request the vote be deemed “material” in the context of the portfolio(s) they manage, such that that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction. Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending. The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting. In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in writing. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2010

EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives. The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered case-by-case.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving case-by-case consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation. However, this policy shall not apply to case-by-case proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues. Such input shall be given primary consideration with respect to case-by-case proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a case-by-case basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines

THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a

PROPOSAL	Guidelines

Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation. Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead. Withholding support from a nominee shall be effected by withholding support from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein	Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding support from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.	Do Not Withhold

Where applicable and except as otherwise provided for herein, voting in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.	For

Support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. Do not withhold support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.	Withhold

Support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee	Withhold

Provided that a nominee served on the board during the relevant time period, support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally vote for a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.	Withhold

PROPOSAL	Guidelines

Voting on a nominee who has not acted upon negative votes (withhold or against, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting	Case-by-Case

Such nominees when

(1)    The issue relevant to the majority negative vote has been adequately addressed or cured (issuers with nominees receiving majority negative votes related to adoption of poison pills without shareholder approval will be expected to provide compelling rationale if they do not elect to redeem the pill or put it to a vote), or

(2)    The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

For

Support from inside directors or affiliated outside directors who sit on the audit committee	Withhold

Inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.	For

Inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee or has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).	For

Compensation Practices

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee. Generally:

(1)    Where applicable and except as otherwise provided for herein, nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

For

(2)    In cases in which the Agent has identified a “pay for performance” disconnect or internal pay disparity, as such issues are defined by the Agent, support for director nominees. However, generally do withhold support from nominees cited by the Agent for structuring or increasing equity compensation in a manner intended to deliver a consistent dollar value without regard to performance measures.

Do Not Withhold

(3)    If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger when mitigating provisions or board actions (e.g., clawbacks) are present. Generally withhold support if they are not present.

For

PROPOSAL	Guidelines

(4) If the Agent recommends withholding support from nominees in connection with potential change in control payments or tax-gross-ups on change in control payments:

• If the amount appears reasonable and no material governance concerns exist	For

• If the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill	Withhold

(5)    If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace, buy back or exchange options, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

Withhold

(6)    If the Agent recommends withholding support from nominees that have approved compensation ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA) without providing adequate rationale or disclosure, and the plan at issue is not being put to shareholder vote at the same meeting. If the relevant plan itself is up for vote, generally vote for the nominee(s), as the provisions under EXECUTIVE AND DIRECTOR COMPENSATION, OBRA-Related Compensation Proposals, shall apply.

Withhold

(7)    If the Agent recommends withholding support from nominees in connection with director compensation in the form of perquisites, when the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties and the company’s line of business.

For

(8) Support for nominees in connection with:

•     Long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because they are overly cash-based/lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Withhold

•     Short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, withholding support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

Case-by-Case

PROPOSAL	Guidelines

(9)    If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, votes on such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Consider on a case-by-case basis compensation packages representing a combination of the above provisions and deemed by the Agent to be excessive, and generally withhold support in such cases when named executives have material input into setting their own compensation. Generally vote for if the total compensation appears reasonable.

For

(10) If the Agent has raised issues of options backdating, consideration of members of the compensation committee, or board, as applicable, as well as company executives nominated as directors.	Case-by-Case

(11)  If shareholders have been provided with an advisory vote on executive compensation (say on pay), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote against the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both director nominees and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a case-by-case basis.

(12) Nominees if the Agent has raised other considerations regarding “poor compensation practices.	Case-by-Case

Accounting Practices

(1) Independent outside director nominees serving on the audit committee.	For

(2)    Where applicable and except as otherwise provided for herein, nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

For

PROPOSAL	Guidelines

(3)    If the Agent has raised concerns regarding poor accounting practices, consideration of the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee. Generally vote for nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

Case-by-Case

(4) If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under AUDITORS below shall apply.

Board Independence

It shall generally be the policy of the Funds that a board should be majority independent. Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.	Case-by-Case

(1)    Support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

Withhold

(2)    Support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)    Except as provided above, support for non-independent nominees in the role of CEO, and when appropriate, founder or chairman. Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)    When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

PROPOSAL	Guidelines

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised	For

Consideration of nominees when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, factoring in the merits of the nominee’s performance and rationale and disclosure provided. If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote for the nominee if the issuer has provided adequate rationale regarding the board’s process for determining the appropriateness of the nominee to serve on the board under consideration.	Case-by-Case

Performance Test for Directors

•     Support on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Support for nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)    Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time, and

(2)    Maintains a dual class capital structure, has authority to issue blank check preferred stock, or is a controlled company.

Withhold

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices	Case-by-Case

Proposals Regarding Board Composition or Board Service

•     Except as otherwise provided for herein, shareholder proposals to impose new board structures or policies, including those requiring that the positions of Chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Against

• Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if

PROPOSAL	Guidelines

the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.	For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors	Against

• Shareholder proposals to limit the number of public company boards on which a director may serve	Against

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)	Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein	Against

•     Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

•     Shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote for management proposals in this regard.

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board	Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care	Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

•     Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)    The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)    Only if the director’s legal expenses would be covered

For

PROPOSAL	Guidelines

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

• If associated nominees are also supported	For

AUDITORS

Management proposals to ratify auditors, except in cases of poor accounting practices or high non-audit fees. Consider management proposals to ratify auditors on a case-by-case basis if the Agent cites poor accounting practices.	For

Non-Audit Services

•     Approval of auditors when fees for non-audit services exceed 50 percent of total auditor fees as described below. Vote against management proposals to ratify auditors only in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded. If concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote for one and against the other.

Board Structure: Staggered vs. Annual Elections

PROPOSAL	Guidelines

• Proposals to classify or otherwise restrict shareholders’ ability to vote upon directors	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

•     Management proposals to eliminate cumulative voting, when the company maintains a classified board of directors, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard

Against

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings or to Act by Written Consent

• Management or shareholder proposals that provide shareholders with the ability to call special meetings or act by written consent	For

• Management proposals about which the Agent has cited anti-takeover concerns	Case-by-Case

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board or designate a range for its size	For

• Proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval	Against

PROPOSAL	Guidelines

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1)    shareholders have approved adoption of the plan,

(2)    a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or

(3)    the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

Against

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•     Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Anti-greenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

PROPOSAL	Guidelines

Supermajority Shareholder Vote Requirement

• Proposals to require a supermajority shareholder vote	Against

•     Management or shareholder proposals to lower supermajority shareholder vote requirements, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal, or, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests

For

White Squire Replacements	For

MISCELLANEOUS

Amendments to Corporate Documents

•     Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

(1)    adding restrictive provisions,

(2)    removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)    in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

Against

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

• Proposals seeking charter or bylaw amendments not addressed under these Guidelines	Case-by-Case

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

PROPOSAL	Guidelines

Proxy Access

• Shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board	Case-by-Case

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.

•     Management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

• Proposals to reimburse expenses incurred in connection with shareholder proposals	Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

•   Management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer

For

PROPOSAL	Guidelines

Multiple Proposals

•     Multiple proposals of a similar nature presented as options to the course of action favored by management, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines

For

CAPITAL STRUCTURE

Common Stock Authorization

•     Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards. Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•   Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•   Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

PROPOSAL	Guidelines

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

• Nonspecific proposals authorizing excessive discretion to a board.	Against

•     Management proposals to make changes to the capital structure not otherwise addressed under these Guidelines, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Case-by-Case

Dual Class Capital Structures

•     Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

Against

•     Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•     Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional

For

•     Management proposals to eliminate or make changes to dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•     Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for

For

PROPOSAL	Guidelines

proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•     Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if management has provided adequate rationale or disclosure

For

Preferred Stock

Proposals to increase the number of shares of preferred stock authorized for issuance. Except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals. This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Case-by-Case

•     Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•     Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense. Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition proposal

For

•     Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

PROPOSAL	Guidelines

•     Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification	For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market	Against

• Shareholder proposals seeking share repurchase programs, with input from the Investment Professional(s) for a given Fund to be given primary consideration	Case-by-Case

Management Proposals to Cancel Repurchased Shares	For

Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, except as otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.	Case-by-Case

•     Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger

• Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of	Against

PROPOSAL	Guidelines

disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole

•     Proposals for plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines for the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by the Agent

For

• Proposals for plans administered by potential grant recipients	Against

•     Proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes

Against

•     Proposals for long-term incentive plans that are inadequately aligned with shareholders because they lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions

Against

• Proposals for plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control)	Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•     Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms	Case-by-Case

•     Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

PROPOSAL	Guidelines

•     Management proposals seeking approval of compensation plans that:

(1)    permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)    include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

(3)    give the board sole discretion to approve option repricing, replacement or exchange programs

Against

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. Do not vote against plans for which burn rate is the sole consideration raised by the Agent.	Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case, voted for if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.	Case-by-Case

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.

• Unless the issuer has provided a compelling rationale, plans that deliver excessive compensation that fails to qualify for favorable tax treatment and are not supported by the Agent	Against

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA, generally voting for such plans that do not raise any negative concerns under these Guidelines	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

PROPOSAL	Guidelines

Shareholder Proposals Regarding Executive and Director Pay

•     Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•     Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Severance and Termination Payments

•     Shareholder proposals to have parachute arrangements submitted for shareholder ratification, (with “parachutes” defined as compensation arrangements related to termination that specify change in control events), and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

For

•     Shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans; or ratification is required by the listing exchange

Against

•     All proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger). However, vote in accordance with the Agent’s recommendations for new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

PROPOSAL	Guidelines

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock	Against

Advisory Votes on Executive Compensation (Say on Pay)

•     Management proposals seeking ratification of the company’s compensation program, unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent

For

•     Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines, factoring in whether the issuer has made improvements to its overall compensation program and generally voting for if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration

Case-by-Case

• Proposals not supported by the Agent and referencing incentive plan concerns:

•     Long-term incentive plans: Proposals citing long-term incentive plans that are inadequately aligned with shareholders because they are cash-based or lack an appropriate equity component, except that such cases will be considered case-by-case in connection with executives already holding significant equity positions.

Against

•     Short-term incentive plans: Proposals citing short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, voting against if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains)

Case-by-Case

• Proposals when named executives have material input into setting their own compensation	Against

•     Proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking

Against

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change	Case-by-Case

PROPOSAL	Guidelines

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional	For

Mergers and Acquisitions	Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted for	For

MUTUAL FUND PROXIES

Election of Directors	Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

PROPOSAL	Guidelines

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Sub-advisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.	Case-by-Case

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•     Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•     consumer and public safety

•     environment and energy

•     labor standards and human rights

Against

PROPOSAL	Guidelines

• military business and political concerns • workplace diversity and non-discrimination • sustainability • social issues • vendor activities • economic risk, or • matters of science and engineering

GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein. For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.	Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)    as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)    as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

PROPOSAL	Guidelines

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

• The publication of minutes	For

• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Proposals seeking authority to call shareholder meetings on less than 21 days’ notice, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited it use of such authority to time-sensitive matters.	Case-by-Case

Discharge of Management/Supervisory Board Members

•     Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled. Generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

For

Director Elections

•     Votes on director nominees in uncontested elections not otherwise subject to policies described herein. Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

• Votes in contested elections, with primary consideration given to input from the Investment Professional(s) for a given Fund	Case-by-Case

PROPOSAL	Guidelines

•     For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•     For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent nominees to the audit committee, or, if the slate of nominees is bundled, the slate. However, if the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote for if the Agent otherwise recommends support. For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply; in addition, nominees (or slates of nominees) will be voted against if they do not comply with regulatory requirements to disclose audit fees broken down by category.

Against

•     Negative recommendations from the Agent on slate ballots of nominees at Canadian issuers if the board is classified or the Agent cites other concerns not otherwise supported by these Guidelines, generally voting against when concerns relate to dual class capital structures or other anti-takeover/entrenchment devices.

Case-by-Case

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange	For

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•     Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•     For issuers in tax haven markets, votes on bundled slates of nominees if the board is non-majority independent. For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

PROPOSAL	Guidelines

• For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections. Specifically:

•     At listed subsidiary companies with publicly-traded parent companies, reelection of top executives if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

•     At listed subsidiaries with the U.S.-style board-with-committees, nominating committee members who are insiders or affiliated outsiders if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards.

However, so that companies may have time to identify and recruit qualified candidates, for 2010, generally do not vote against the reelection of executives if the company has at least one independent director.

Against

•     Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•     Bundled slates of nominees (e.g., France, Hong Kong or Spain);

•     Simultaneous reappointment of retiring directors (e.g., South Africa);

•     In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

•     Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision

•     Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent (e.g., director terms longer than four years) indicate diminished accountability to shareholders and so dictate that less latitude should be extended to the issuer.

Against

•     Nominees in connection with which a recommendation has been made that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring case-by-case consideration have been raised. The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

For

PROPOSAL	Guidelines

•     In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•     Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

• Non-independent nominees not supported by the Agent when concerns have been raised regarding diminished shareholder value as evidenced by a significant drop in share price and	Case-by-Case

(1)    Few, if any, outside directors are present on the board; and

(2)    The founding family has retained undue influence over the company despite a history of scandal or problematic controls; the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or evidence exists regarding compliance or accounting shortfalls.

Against

• If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect such issues shall apply.

•     Nominees serving on the remuneration committee if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

Case-by-Case

•     For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

•     The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies.

• For issuers in Canada, a slate of nominees if one or more nominees fail the attendance Guideline, unless the Agent cites	Against

PROPOSAL	Guidelines

compelling reasons for supporting the slate (e.g., the issuer’s commitment to replace slate elections with individual elections within a year).

•     Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

•     In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support from the legal entity and vote on the physical person.

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

• Nominees not supported by the Agent because support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).	Against

• Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards	Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

• With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the position	Against

PROPOSAL	Guidelines

of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees. In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•     Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s). If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a case-by-case basis.

Against

Director and Statutory Auditor Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided	Case-by-Case

•     Proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange or market standards for independence.

For

•     For European issuers, non-executive director remuneration if:

(1)    The advance general meeting documents do not specify fees paid to non-executive directors;

(2)    The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

(3)    It provides for granting of stock options or similarly structured equity-based compensation.

Against

• For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

PROPOSAL	Guidelines

Bonus Payments

With respect to Japanese companies:

• Retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company	For

•     Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•     In all markets, if issues have been raised regarding a scandal or internal controls, bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting against the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of retirees a Fund is voting for

Against

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors or other outside parties, following the Agent’s guidelines	Against

Compensation Plans

•     Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•     For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

PROPOSAL	Guidelines

•     Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

Against

• Exceed the Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•     Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are adequately mitigated by other vesting requirements (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

• Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

• Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

• Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

• For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•     Provide for vesting upon change in control if deemed to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•     Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

• Permit post-employment vesting if deemed inappropriate by the Agent;

•     Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

PROPOSAL	Guidelines

•     Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)    Performance targets are adequately increased in proportion to the additional time available,

(2)    Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)    The issuer has committed to cease retesting within a reasonable period of time.

•     Such plans/awards or the related issuance of shares that:

(1)    Do not suffer from the defects noted above; or

(2)    Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, severance/termination payments relative to multiples of annual compensation, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if:

For

(1)    The company has provided adequate disclosure and/or a reasonable rationale in support of the relevant plan/award, practice or participation;

(2)    The recipient’s overall compensation appears reasonable;

(3)    Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)    The board and/or responsible committee meets exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports (Advisory Votes on Executive Compensation)

• Reports/proposals that include compensation plans that: (1) Permit practices or features not supported under these Guidelines, including financial assistance under the conditions described above;	Against

PROPOSAL	Guidelines

(2) Permit retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)    Cite long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)    Cite equity award valuation triggering a negative recommendation from the Agent;

(5) For issuers in the United Kingdom, include components, metrics or rationales that have not been adequately disclosed;

(6)    For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)    Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/ termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines, generally voted for if:

Case-by-Case

(1) The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2) The recipient’s overall compensation appears reasonable; and

(3) The board and/or responsible committee meets exchange or market standards for independence.

Reports with typically unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

PROPOSAL	Guidelines

General Share Issuances

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong). Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

For

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•     Proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval

Against

• Nonspecific proposals authorizing excessive discretion to a board	Against

Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•   The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•   The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

PROPOSAL	Guidelines

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

For

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•     Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

•     Management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

Against

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Waiver on Tender-Bid Requirement

•     Proposals seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting for when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request

Case-by-Case

Approval of Financial Statements and Director and Auditor Reports

•     Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

•     Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange or market standards for independence

For

PROPOSAL	Guidelines

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines, factoring in the merits of the rationale or disclosure provided and generally voted for if the overall compensation package and/or program at issue appears reasonable

Case-by-Case

• Board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee	Against

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees

• For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

• For other markets, generally follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees:

• Such proposals for European companies in the MSCI EAFE index, provided the level of disclosure and independence meet the Agent’s standards	For

• In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence	For

•     If fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, voting for ratification of auditors or approval of auditors’ fees if it appears that remuneration for the non-audit work is not so lucrative as to taint the auditor’s independence

Case-by-Case

Audit Commission

• Nominees to the audit commission, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

PROPOSAL	Guidelines

Allocation of Income and Dividends

•     With respect to Japanese companies, management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, generally voting with the Agent’s recommendations to support such proposals unless:

•     the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•     the payout is excessive given the company’s financial position.

Case-by-Case

• Such proposals by issuers in other markets.	For

•     In any market, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

Debt Instruments

• Proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Case-by-Case

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•     Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests

Case-by-Case

PROPOSAL	Guidelines

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

•     Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high risk terms (e.g., deposits without security interest or guaranty)

For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

• Proposals seeking single- or multi-year authorities for which adequate, prior disclosure of amounts is provided	For

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Investment of Company Reserves, with primary consideration for such proposals given to input from the Investment Professional(s) for a given Fund	Case-by-Case

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

PROPOSAL	Guidelines

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the negative impact, on balance, outweighs any positive impact	Against

•     That impose a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•     Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•     If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

•     Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Against

Other Business

• Management proposals in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

ING Variable Portfolios, Inc.

(“Registrant”)

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a) (1)	Articles of Amendment and Restatement dated May 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(2)	Articles Supplementary dated August 12, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(3)	Articles Supplementary effective April 29, 2005 (Issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(4)	Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(5)	Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(6)	Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(7)

Articles Supplementary dated November 30, 2007 (establishment of new series – ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(8)

Articles Supplementary dated February 15, 2008 (establishment of new series – ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING Russell TM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Small Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

(9)	Articles of Amendment dated March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(10)	Articles of Amendment dated April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(11)	Articles Supplementary dated June 6, 2008 (establishment of new series – ING Russell Global LargeCap Index 85% Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(12)	Articles of Amendment dated July 9, 2008 (establishment of new series – ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(13)	Articles Supplementary dated October 15, 2008 (establishment of new series – ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A on October 30, 2008 and incorporated herein by reference.

(14)	Articles Supplementary dated January 23, 2009 (Issuance of Service 2 Class shares) – Filed as an Exhibit to Post Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(15)	Articles Supplementary dated February 12, 2009 (Issuance of ING Russell Large Cap Index Portfolio – Class I shares) – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(16)	Articles Supplementary dated March 18, 2009 (Issuance of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, ING Russell Large Cap Value Index Portfolio, ING Russell Large Cap Value Index Portfolio and ING Russell Mid Cap Growth Index Portfolio – Adviser Class, Class I, Class S and Class S2 shares) – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(17)	Articles of Amendment dated April 9, 2009 (name change from ING BlackRock Global Science and Technology Portfolio to ING BlackRock Science and Technology Opportunities Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio to ING U.S. Bond Index Portfolio; ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio; ING Russell Global Large Cap Index 85% Portfolio to ING Russell Global Large Cap Index 75% Portfolio; ING VP Index Plus LargeCap Portfolio to ING Index Plus LargeCap Portfolio; ING VP Index Plus MidCap Portfolio to ING Index Plus MidCap Portfolio; ING VP Index Plus SmallCap to ING Index Plus SmallCap; and ING VP Small Company Portfolio to ING Small Company Portfolio) – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(18)

Articles of Amendment dated June 22, 2009 (Issuance of ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio and ING NASDAQ 100 Index® Portfolio) – Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(19)	Articles Supplementary dated July 31, 2009 (Increase authorized shares of ING International Index Portfolio and ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(20)

Articles Supplementary dated August 5, 2009 (Increase authorized shares of ING Dow Jones Euro STOXX 50® Index Portfolio, ING Russell Mid Cap Index Portfolio and ING U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(21)	Articles of Amendment dated September 21, 2009 (dissolution of ING Opportunistic LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(22)	Plan of Liquidation and Dissolution of Series dated October 23, 2009 (liquidation and dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(23)

Articles of Amendment effective October 30, 2009 (name change from ING Nasdaq 100 Index Portfolio to ING NASDAQ 100® Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(24)

Articles of Amendment effective April 30, 2010 (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and from ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio) – Filed herein.

(b)	Second Amended and Restated Bylaws – Filed as an Exhibit to the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2006 and incorporated herein by reference.

(c)	Instruments Defining Rights of Holders – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(d) (1)	Amended Investment Management Agreement between the ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule A effective December, 2009 to the Amended Investment Management Agreement between ING Variable Portfolios, Inc. and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)	Amendment dated January 1, 2007 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)	Waiver of a portion of the Investment Management Fee Payable Letter dated May 1, 2009 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)

Waiver of a portion of the Investment Management fee dated August 3, 2009 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 with respect to ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio – Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(v)	Advisory Fee Waiver Letter dated March 15, 2010 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 with respect to ING Russell™ Large Cap Growth Index Portfolio and ING Russell™ Large Cap Value Index Portfolio – Filed herein.

(2)	Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management, Inc. (formerly Aeltus Investment Management, Inc.) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	First Amendment dated July 29, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management, Co. – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)	Second Amendment dated January 1, 2007 to the Sub-Advisory Agreement, between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)	Third Amendment dated October 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co., dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

(iv)	Amended Schedule A effective December, 2009 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(v)

Waiver Letter dated August 3, 2009 of the sub-advisory fee payable by ING Investments, LLC with respect to ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio – Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(3)	Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC, dated February 2, 2007 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)	Amendment dated June 16, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC dated February 2, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(ii)	Amended Schedule A dated December 2009 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC dated February 2, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(4)	Sub-Advisory Agreement between ING Investments, LLC and Neuberger Berman Fixed Income LLC dated May 4, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(5)	Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on February 7, 2007 and incorporated herein by reference.

(i)	Amended Schedule A, effective December 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. – Filed as an Exhibit to Post Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)	Expense Limitation Recoupments Letter dated May 1, 2009 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iii)	Form of Amended Schedule A, effective August 21, 2010, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. – Filed herein.

(e) (1)	Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	Amended Schedule of Approvals, effective December, 2009, to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)	Substitution Agreement dated October 8, 2002 to the Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(f)	Directors’ Deferred Compensation Plan effective September 15, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(g) (1)	Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, effective April 30, 2010, to the Custody Agreement with The Bank of New York Mellon – Filed herein.

(2)	Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, effective April 30, 2010, to the Foreign Custody Manager Agreement with The Bank of New York – Filed herein.

(ii)	Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(3)	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Form of Amended Exhibit A, April 30, 2010, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon – Filed herein.

(h) (1)	Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Portfolios, Inc. dated April 1, 2002 and amended and restated on December 31, 2008 – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)	Amended Schedule A effective December, 2009 to the Amended and Restated Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)

Side Agreement dated August 3, 2009 waiving administrative services fee payable under the Administration Agreement dated April 1, 2002 and amended and restated on December 31, 2008 with respect to ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio – Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(2)	License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 – Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(3)	Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, effective April 30, 2010, to the Fund Accounting Agreement with The Bank of New York Mellon – Filed herein.

(4)	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule A, dated April 2007, to the Allocation Agreement dated September 24, 2003 – Filed herein.

(5)	Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)	Amended Schedule A, dated April 2007, to the Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(6)	Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A, effective October 31, 2008, to the Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(7)	Transfer Agency Services Agreement with PNC Global Investment Servicing (U.S.) Inc. dated February 25, 2009 – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)	Amended Exhibit A, dated August 3, 2009, to the Transfer Agency Services Agreement with PNC Global Investment Servicing (U.S.) Inc. and ING Variable Portfolios, Inc. dated February 25, 2009 – Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(8)	Participation Agreement between ING Variable Portfolios, Inc., Connecticut General Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(9)	Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(10)	Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(11)	Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(12)	Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(13)	Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(14)	Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)	Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)	Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)	Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)	Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii)	Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(15)	Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(16)

Participation Agreement between iShares Trust, iShares Inc., and ING RussellTM Global Large Cap Index 85% Portfolio dated September 15, 2008 – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i) (1)	Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(2)

Opinion and consent of counsel regarding the legality of the securities being registered with regard to WisdomTreeSM Global High-Yielding Equity Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(3)

Opinion of counsel regarding the legality of the securities being registered with regard to ING International Index Portfolio, ING Lehman Brothers Aggregate Bond Index® Portfolio, ING Russell Large Cap Index Portfolio, ING Russell Mid Cap Index Portfolio and ING Russell Small Cap Index Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

(4)

Opinion of Counsel regarding the legality of the securities being registered with regard to ING Morningstar® U.S. GrowthSM Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2008 and incorporated herein by reference.

(5)

Opinion of Counsel regarding the legality of the securities being registered with regard to ING Global Equity Option Portfolio and ING RussellTM Global Large Cap Index 85% Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(6)	Opinion of Counsel regarding the legality of the securities being registered with regard to ING U.S. Government Money Market Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A on October 30, 2008 and incorporated herein by reference.

(7)	Opinion of Counsel regarding the legality of the securities being registered with regard to Adviser Class shares of ING BlackRock Global Science and Technology Portfolio and ING VP Small Company Portfolio – Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(8)	Opinion of Counsel regarding the legality of the securities being registered with regard to Service 2 Class shares of the Registrant – Filed as an Exhibit to Post Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(9)

Opinion of Counsel regarding the legality of the securities being registered with regard to Adviser Class, Class I, Class S and Service 2 Class shares of ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, and ING RussellTM Mid Cap Growth Index Portfolio – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(10)

Opinion of Counsel regarding the legality of the securities being registered with regard to Adviser Class and Class I shares of ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio – Filed as an exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(j) (1)	Consent of Goodwin Procter LLP – Filed herein.

(2)	Consent of KPMG LLP to ING Balanced Portfolio, Inc., ING Growth and Income Portfolio, a series of ING Variable Funds, ING Small Company Portfolio, ING Opportunistic LargeCap Portfolio, ING BlackRock Science and Technology Portfolio, ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio, and ING Index Plus SmallCap Portfolio, each a series of ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio – Filed herein.

(3)

Consent of KPMG LLP to ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Hang Seng Index Portfolio, ING International Index Portfolio, ING Japan TOPIX Index® Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, ING Russell TM Mid Cap Growth Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Small Cap Index Portfolio, ING U.S. Bond Index Portfolio and ING WisdomTreeSM Global High-Yielding Equity Index, each a series of ING Variable Portfolios, Inc.– Filed herein.

(4)	Consent of KPMG LLP to ING Variable Portfolios, Inc. for ING NASDAQ 100 Index® Portfolio and ING U.S. Government Money Market Portfolio – Filed herein.

(k)	N/A

(l)	Agreement re: Initial Contribution to Working Capital for Value VP, Growth VP, Large Cap VP, MidCap VP, SmallCap VP and International VP and Small Company VP – Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(m) (1)	Amended and Restated Shareholder Services and Distribution Plan for Class S shares effective January 1, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(i)	Amended Schedule 1 dated December 2009 to the Amended and Restated Shareholder Services and Distribution Plan for Class S shares – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(2)	Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(i)	Amended Schedule A dated December 2009 to the Shareholder Service and Distribution Plan for Class ADV shares – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)	Form of Reduction in Fee Payable Letter dated May 1, 2010 to the Shareholder Service and Distribution Plan for ADV Class shares of ING International Index Portfolio – Filed herein.

(3)	Shareholder Services and Distribution Plan for Service 2 Class (“Class S2”) shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 – Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(i)	Amended Schedule A dated March 2009 to the Shareholder Service and Distribution Plan for Class S2 shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 – Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ii)	Form of Reduction in Fee Payable Letter dated May 1, 2010 under the Shareholder Services and Distribution Plan for Class S2 shares – Filed herein.

(n)	Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective January 1, 2008 – Filed as an Exhibit to Post Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(i)	Amended Schedule A dated June 2009 to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc. – Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(o)	N/A

(p) (1)	ING Funds and Advisers Code of Ethics effective May 5, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(2)	ING Investment Management (US) Code of Ethics dated August 2006 – Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(3)	BlackRock Advisors, Inc. (“BlackRock”) Code of Ethics dated September 30, 2006 – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(4)	The Asset Management Group of Lehman Brothers Investment Management Division Code of Ethics dated January, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Variable Portfolios, Inc. is a Maryland corporation for which separate financial statements are filed.

As of April 28, 2010, no affiliated insurance companies owned any of the outstanding voting securities of the ING NASDAQ 100 Index® Portfolio or the ING U.S. Government Money Market Portfolio.

As of April 1, 2010, no affiliated insurance companies owned any of the outstanding voting securities of the Portfolios except the following:

ING Life Insurance and Annuity Company (“ILIAC”)

Portfolio	% of Portfolio
ING BlackRock Science & Technology Opportunities	28.81%
ING Index Plus LargeCap	75.87%
ING Index Plus MidCap	74.73%
ING Index Plus SmallCap	58.92%
ING Opportunistic LargeCap	88.15%
ING Small Company	51.53%

ING USA Annuity and Life Insurance Company (“IUALIC”)

Portfolio	% of Portfolio
ING BlackRock Science & Technology Opportunities	67.90%
ING Index Plus SmallCap	31.57%

ILIAC and IUALIC are indirect wholly-owned subsidiaries of ING Groep N.V.

A list of all persons directly or indirectly under common control with ING Variable Portfolios, Inc. is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

ITEM 30.	INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv)	The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)	Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(b)	The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)	No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)	The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)	In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)	By a majority vote of a quorum of non-party Directors who are “not interested persons” of the Corporation (as defined in the 1940 Act); or

(2)	By independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)	The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1)	The indemnity provides security for his undertaking;

(2)	The Corporation is insured against losses arising by reason of any lawful advances; or

(3)	A majority of a quorum of non-party Directors who are “not interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)	Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Variable Portfolios, Inc.’s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2010.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

Information as to the Trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and is incorporated herein by reference thereto.

Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for Neuberger Berman Fixed Income LLC (File No. 801-61757), BlackRock Advisors, LLC (File No. 801-47710) and ING Investment Management Co. (File No.801-9046).

ITEM 32.	PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust, ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Variable Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodian, (e) the Transfer Agent, and (f) each Sub-Adviser. The address of each is as follows:

(a)	ING Variable Portfolios, Inc.
7337 East Doubletree Ranch Rd.
Scottsdale, AZ 85258

(b)	ING Investments, LLC
7337 East Doubletree Ranch Rd.
Scottsdale, AZ 85258

(c)	ING Funds Distributor, LLC
7337 East Doubletree Ranch Rd.
Scottsdale, AZ 85258

(d)	The Bank of New York Mellon
100 Church Street, 10th Floor
New York, NY 10286

(e)	PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

(f) (1)	ING Investment Management Co.
230 Park Avenue
New York, New York 10169

(2)	BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

(3)	Neuberger Berman Fixed Income LLC
c/o Neuberger Berman Management LLC
605 3rd Avenue
3rd Floor
New York, NY 10158

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 55 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 28th day of April, 2010.

ING VARIABLE PORTFOLIOS, INC.

By:	/s/ THERESA K. KELETY
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	April 28, 2010

Albert E. DePrince Jr.*	Director	April 28, 2010

Russell H. Jones*	Director	April 28, 2010

Martin J. Gavin*	Director	April 28, 2010

Sidney Koch*	Director	April 28, 2010

Shaun P. Mathews *	Interested Director, President and Chief Executive Officer	April 28, 2010

Corine T. Norgaard*	Director	April 28, 2010

Joseph E. Obermeyer*	Director	April 28, 2010

*By:	/s/ THERESA K. KELETY
Theresa K. Kelety
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2007 and are incorporated herein by reference. Power of Attorney for Director Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2009 and is incorporated herein by reference.

EXHIBIT INDEX

ING Variable Portfolios, Inc.

Exhibit Number	Exhibit Description

(a)(24)	Articles of Amendment, effective April 30, 2010, (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and from ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio)

(d)(1)(v)	Advisory Fee Waiver Letter, dated March 15, 2010, to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 with respect to ING Russell™ Large Cap Growth Index Portfolio and ING Russell™ Large Cap Value Index Portfolio

(d)(5)(iii)	Form of Amended Schedule A, effective August 21, 2010, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc.

(g)(1)(i)	Amended Exhibit A, effective April 30, 2010, to the Custody Agreement with The Bank of New York Mellon

(g)(2)(i)	Amended Exhibit A, effective April 30, 2010, to the Foreign Custody Manager Agreement with The Bank of New York

(g)(3)(i)	Form of Amended Exhibit A, April 30, 2010, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon

(h)(3)(i)	Amended Exhibit A, effective April 30, 2010, to the Fund Accounting Agreement with The Bank of New York Mellon

(h)(4)(i)	Amended Schedule A dated April 2007 to the Allocation Agreement dated September 24, 2003

(j)(1)	Consent of Goodwin Procter LLP

(j)(2)	Consent of KPMG LLP to ING Balanced Portfolio, Inc., ING Growth and Income Portfolio, a series of ING Variable Funds, ING Small Company Portfolio, ING Opportunistic LargeCap Portfolio, ING BlackRock Science and Technology Portfolio, ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio, and ING Index Plus SmallCap Portfolio, each a series of ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio.

(j)(3)	Consent of KPMG LLP to ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Hang Seng Index Portfolio, ING International Index Portfolio, ING Japan TOPIX Index® Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING Russell TM Large Cap Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, ING Russell TM Mid Cap Growth Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Small Cap Index Portfolio, ING U.S. Bond Index Portfolio and ING WisdomTreeSM Global High-Yielding Equity Index, each a series of ING Variable Portfolios, Inc.

(j)(4)	Consent of KPMG LLP to ING Variable Portfolios, Inc. for ING NASDAQ 100 Index® Portfolio and ING U.S. Government Money Market Portfolio

(m)(2)(ii)	Form of Reduction in Fee Payable Letter, dated May 1, 2010, to the Shareholder Service and Distribution Plan for ADV Class shares of ING International Index Portfolio

(m)(3)(ii)	Form of Reduction in Fee Payable Letter, dated May 1, 2010, under the Shareholder Services and Distribution Plan for Class S2 shares